     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 17, 2002



                                                      REGISTRATION NO. 333-68842
                                                                       811-03214

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ------------------------


                                    FORM N-4
                          REGISTRATION STATEMENT UNDER
                        THE SECURITIES ACT OF 1933  / /



                       POST-EFFECTIVE AMENDMENT NO. 1       /X/


                                      AND
                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 41            /X/


                  LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C
                       MULTI-FUND-REGISTERED TRADEMARK-5

                           (Exact Name of Registrant)

                            ------------------------

                    LINCOLN NATIONAL LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

                           1300 SOUTH CLINTON STREET
                           FORT WAYNE, INDIANA 46802
        (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE) DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (260)455-2000

                            ------------------------

    (Name and Address of Agent for           Copies of all communications to:
               Service)
   Elizabeth A. Frederick, Esquire              Mary Jo Ardington, Esquire
         The Lincoln National                      The Lincoln National
        Life Insurance Company                    Life Insurance Company
      1300 South Clinton Street                 1300 South Clinton Street
            P.O. Box 1110                          Post Office Box 1110
      Fort Wayne, Indiana 46802                 Fort Wayne, Indiana 46802
     Telephone No. (260)455-2000               Telephone No. (260)455-2000

                            ------------------------
Title of securities being registered:
Interests in separate accounts under individual flexible premium deferred variable annuity contracts.

It is proposed that this filing will become effective:

--- immediately upon filing pursuant to paragraph (b) of Rule 485

 X  on 5/1/02 pursuant to paragraph (b) of Rule 485
---
    60 days after filing pursuant to paragraph (a)(1) of Rule 485
---
    on (date) pursuant to paragraph (a)(1) of Rule 485
---

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                   Lincoln National Variable Annuity Account C
                                (Multi-Fund/(R)/ 5)

                 Supplement to the Prospectus Dated May 1, 2002


                              Exchange Credit Rider

This Supplement describes certain changes to the Prospectus for the Multi-Fund/(R)/ 5 Variable Annuity Contract (Multi-Fund/(R)/ 5) offered through Lincoln National Variable Annuity Account C. This Supplement is only applicable to those variable annuity contractowners who elect to purchase a Multi-Fund/(R)/ 5 contract under the Special Purchase Plan (the "Plan"). This Plan may only be offered to certain classes of contractowners.

If you purchase a Multi-Fund/(R)/ 5 contract under the Plan, you will receive the product described in the Multi-Fund/(R)/ 5 prospectus. In addition, we will credit an immediate bonus equal to 2% on the contract value from your Multi-Fund/(R)/ 2, 3 or 4 contract that is exchanged for the Multi-Fund/(R)/ 5 contract. The bonus will be credited on the valuation date the exchange occurs. We will allocate the bonus credit to the subaccounts and/or fixed account in the same percentages as the current contract value is allocated under the Multi-Fund/(R)/ 2, 3 or 4 contract.

By choosing to purchase a new Multi-Fund/(R)/ 5 contract, you will be subject to new surrender charges as follows:

                                       Number of complete contract years that a
                                       purchase payment has been invested
                                       ----------------------------------
                                       Less than   At least
                                       1 year      1  2   3   4   5   6  7+
Surrender charge as a percentage
  of the surrendered or withdrawn
  purchase payments                    7%          6  5   4   3   2   1  0

If a Bonus Credit contract option is selected under Multi-Fund/(R)/ 5, the surrender charges begin at 8% and then decline one percent per year. Surrender charges are further discussed in the Multi-Fund/(R)/ 5 Prospectus. The contract value from your Multi-Fund/(R)/ 2, 3 or 4 contract will be applied as an initial purchase payment under the Multi-Fund/(R)/ 5 contract, and your Multi-Fund/(R/ 2, 3 or 4 contract will terminate. Any surrender charges remaining on your Multi-Fund/(R)/ 2, 3 or 4 contract will be waived upon the purchase of the Multi-Fund/(R)/ 5 contract. The initial purchase payment will be allocated among the Multi-Fund/(R)/ 5 contract investment options in the same manner as your current contract value allocation under the Multi-Fund/(R)/ 2, 3 or 4 contract.

Note: It is important to understand that Multi-Fund/(R)/ 5 has different death benefit arrangements than the Multi-Fund/(R)/ 2, 3 or 4 contracts. In addition, the death benefits may be received by different people under the two types of contracts. Please study the Multi-Fund/(R)/ 5 Prospectus and contract and discuss both with your registered representative to make sure Multi-Fund/(R)/ 5 is suitable for you, given your planning and investment needs, financial status, and retirement goals. Also, note that under Multi-Fund/(R)/ 5, only one joint owner is allowed. If you have multiple joint owners under your Multi-Fund/(R)/ 2, 3 or 4 contract, you should consult with your tax adviser to understand the implications of changing from Multi-Fund/(R)/ 2, 3 or 4 to Multi-Fund/(R)/ 5.

This Plan is available to contractowners with surrender charges of 2% or less of the contract value under the Multi-Fund/(R)/ 2, 3 or 4 contract. This Plan is only available for contracts sold in the nonqualified or IRA markets (excluding SEP and SARSEP markets) and to those contracts in which the contractowner, joint owner, and annuitant are under age 76.

You may cancel the Multi-Fund/(R)/ 5 contract for any reason within ten days (in some states longer) of receipt of the contract in accordance with the terms of the return privilege discussed in the Multi-Fund/(R)/ 5 Prospectus. Depending on the state your contract was written in, you may assume the investment risk on any value in the subaccounts during this period. Upon cancellation, the contract value or initial purchase payment will be returned to the Multi-Fund/(R)/ 2, 3 or 4 contract, and no surrender charges will be assessed under the Multi-Fund/(R)/ 5 contract. However, any surrender charges previously waived on the Multi-Fund/(R)/ 2, 3 or 4 contract will be reimposed. We will revoke any bonus credits credited to your contract value if you select to cancel this contract, however, we will assume the risk of investment loss on the bonus credits. We will also re-credit the mortality and expense risk charges and administrative charges proportionately attributable to the bonus credits.

Please keep this Supplement with your Multi-Fund/(R)/ 5 Prospectus and retain it for future reference.

Multi-Fund(R) 5
Lincoln National Variable Annuity C
Individual Variable Annuity Contracts

Home Office:
Lincoln National Life Insurance Company
1300 South Clinton Street
Fort Wayne, IN 46802

www.LincolnRetirement.com


This Prospectus describes the individual flexible premium deferred variable annuity contract that is issued by The Lincoln National Life Insurance Company (Lincoln Life). It is primarily for use with nonqualified plans and qualified retirement plans under Sections 408 (IRAs) and 408A (Roth IRAs) of the tax code. Generally, you do not pay federal income tax on the contract's growth until it is paid out. The contract is designed to accumulate contract value and to provide retirement income that you cannot outlive or for an agreed upon time. These benefits may be a variable or fixed amount or a combination of both. If you die before the annuity commencement date, we will pay your beneficiary a death benefit. In the alternative, you may choose to receive a death benefit on the death of the annuitant.

The minimum initial purchase payment for the contract is $25,000. Additional purchase payments may be made to the contract and must be at least $100 per payment ($25 if transmitted electronically), and at least $300 annually. Purchase payments allocated to any subaccount or to the fixed side of the contract must be at least $300.

You choose whether your contract value accumulates on a variable or a fixed (guaranteed) basis or both. If all your purchase payments, and any applicable bonus credits and persistency credits, are in the fixed account, we guarantee your principal and a minimum interest rate. We limit withdrawals and transfers from the fixed side of the contract.

All purchase payments, bonus credits and persistency credits, for benefits on a variable basis will be placed in Lincoln National Variable Annuity Account C (variable annuity account [VAA]). The VAA is a segregated investment account of Lincoln Life. You take all the investment risk on the contract value and the retirement income for amounts placed into one or more of the contract's variable options. If the subaccounts you select make money, your contract value goes up; if they lose money, it goes down. How much it goes up or down depends on the performance of the subaccounts you select. We do not guarantee how any of the variable options or their funds will perform. Also, neither the U.S. Government nor any federal agency insures or guarantees your investment in the contract.

When you purchase your contract, you must choose one of the following contract options, each of which has different mortality and expense risk charges and surrender charges:

1.Contract Value Death Benefit;

2.EGMDB;

3.EGMDB with Bonus Credit; or

4.EEB Rider with Bonus Credit.

The available funds are listed below:
AIM V.I. (Series I Shares)

   International Growth Fund (formerly AIM International Equity Fund)


   Premier Equity Fund (formerly AIM Value Fund)

Alliance Variable Products Series Fund
   AllianceBernstein Small Cap Value Portfolio (Class A)
   Technology Portfolio (Class B)
American Funds Insurance Series (AFIS)(Class 2)

   Growth Fund

   Growth-Income Fund


   International Fund

Delaware VIP Trust


   Delaware VIP Large Cap Value Series (formerly DGPF Growth & Income Series)
     (Standard Class)


   Delaware VIP REIT Series (formerly DGPF-REIT Series) (Standard Class)


   Delaware VIP Small Cap Value Series (formerly DGPF-Small Cap Value Series)
     (Service Class)


   Delaware VIP Trend Series (formerly DGPF-Trend Series) (Standard Class)




Fidelity(R) Variable Insurance Products

   VIP Contrafund(R) Portfolio (Service class)
   VIP Growth Portfolio (Service class)
Janus Aspen Series (Institutional class)
   Worldwide Growth Fund
Lincoln National Aggressive Growth Fund
Lincoln National Bond Fund
Lincoln National Capital Appreciation Fund
Lincoln National Equity Income Fund
Lincoln National Global Asset Allocation Fund
Lincoln National Growth and Income Fund
Lincoln National International Fund

Lincoln National Managed Fund
Lincoln National Money Market Fund
Lincoln National Social Awareness Fund
Lincoln National Special Opportunities Fund

MFS(R) Variable Insurance Trust/SM/ (Initial Class)

   Capital Opportunities Series
   Total Return Series
   Utilities Series
Neuberger Berman Advisors Management Trust (AMT)
   Mid-Cap Growth Portfolio
   Regency Portfolio
Putnam Variable Trust (Class IB)
   Health Sciences Fund

Scudder VIT Funds (formerly Deutsche Asset   Management VIT Funds)


   Scudder Equity 500 Index (formerly Deutsche Equity 500 Index Fund)


   Scudder Small Cap Index (formerly Deutsche Small Cap Index Fund)







On or about May 21, 2002 the following funds will be available:


Wells Fargo Variable Trust (WFVT):


    Equity Income (Service Class)


    Large Company Growth (Service Class)


    Small Cap Growth (Service Class)


This Prospectus gives you information about the contracts that you should know before you decide to buy a contract and make purchase payments. You should also review the prospectuses for the funds that are attached, and keep all prospectuses for reference.

Neither the SEC nor any state securities commission has approved this contract or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


Expenses for bonus contract options may be higher than contract options without a bonus. Because of this, the amount of the bonus credits and persistency credits may, over time, be offset by additional fees and charges. You should carefully consider whether or not this contract option is the best product for you.



You can obtain a current Statement of Additional Information (SAI), dated the same date as this Prospectus, about the contracts which has more information. Its terms are made part of this Prospectus. If you have any questions or for a free copy of the SAI, write: Lincoln National Life Insurance Company, P. O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). The SAI and other information about Lincoln Life and Account C are also available on the SEC's web site (http://www.sec.gov). There is a table of contents for the SAI on the last page of this Prospectus.



May 1, 2002

Table of Contents


                                                            Page
                --------------------------------------------
                Special terms                                 3
                --------------------------------------------
                Expense tables                                5
                --------------------------------------------
                Summary                                      12
                --------------------------------------------
                Condensed financial information              14
                --------------------------------------------
                Investment results                           17
                --------------------------------------------
                Financial statements                         17
                --------------------------------------------
                The Lincoln National Life Insurance Co.      17
                --------------------------------------------
                Fixed side of the contract                   17
                --------------------------------------------
                Variable annuity account (VAA)               17
                --------------------------------------------
                Investments of the variable annuity account  18
                --------------------------------------------
                Charges and other deductions                 21
                --------------------------------------------
                The contracts                                23
                --------------------------------------------


                                                            Page
               --------------------------------------------
               Annuity payouts                               34
               --------------------------------------------
               Federal tax matters                           37
               --------------------------------------------
               Voting rights                                 41
               --------------------------------------------
               Distribution of the contracts                 41
               --------------------------------------------
               Return privilege                              41
               --------------------------------------------
               State regulation                              41
               --------------------------------------------
               Records and reports                           41
               --------------------------------------------
               Other information                             42
               --------------------------------------------
               Legal proceedings                             42
               --------------------------------------------
               Statement of additional information table of
               contents for Variable Annuity Account C
               Multi-Fund(R) 5                               43
               --------------------------------------------

Special Terms

(We have italicized the terms that have special meaning throughout the Prospectus).

Account or variable annuity account (VAA)--The segregated investment account, Account C, into which Lincoln Life sets aside and invests the assets for the variable side of the contract offered in this Prospectus.

Accumulation unit--A measure used to calculate contract value for the variable side of the contract before the annuity commencement date.

Annuitant--The person on whose life the annuity payouts are based and upon whose death a death benefit may be paid.

Annuity commencement date--The valuation date when funds are withdrawn or converted into annuity units or fixed dollar payout for payment of retirement income benefits under the annuity payout option you select.

Annuity payout--An amount paid at regular intervals after the annuity commencement date under one of several options available to the annuitant and/or any other payee. This amount may be paid on a variable or fixed basis, or a combination of both.

Annuity unit--A measure used to calculate the amount of annuity payouts for the variable side of the contract after the annuity commencement date.

Beneficiary--The person you choose to receive the death benefit that is paid if you die before the annuity commencement date.

Bonus credit--The additional amount credited to the contract for each purchase payment, if you elect a contract option that offers bonus credits.

Contract option--The type of contract you choose at the time of purchase. Four types of contract options are offered under the contract: (1) Contract Value Death Benefit; (2) EGMDB; (3) EGMDB with Bonus Credit; and (4) EEB Rider with Bonus Credit.

Contractowner (you, your, owner)--The person who has the ability to exercise the rights within the contract (decides on investment allocations, transfers, payout option, designates the beneficiary, etc.). Usually, but not always, the owner is the annuitant.

Contract value--At a given time before the annuity commencement date, the total value of all accumulation units for a contract plus the value of the fixed side of the contract.

Contract year--Each one-year period starting with the effective date of the contract and starting with each contract anniversary after that.

Death benefit--The amount payable to your designated beneficiary if the owner dies before the annuity commencement date or, if selected, to the owner if the annuitant dies. An Enhanced Guaranteed Minimum Death Benefit (EGMDB), Accumulated Benefit Enhancement (ABE) or Estate Enhancement Benefit (EEB) Rider may be available.

Earnings--The excess of contract value over the sum of purchase payments and any applicable bonus credits and persistency credits which have not yet been withdrawn from the contract.

Free amount--The amount that may be withdrawn each year without incurring a surrender charge.

I-4Life/SM/ Advantage--An income program which combines periodic variable lifetime income payments with the ability to make withdrawals during a defined period (earlier version called Income4Life(R) Solution).


Lincoln Life (we, us, our)--The Lincoln National Life Insurance Company.

Persistency credits--The additional amount credited to the contract after the seventh contract anniversary, if you elect a contract option that offers bonus credits.

Purchase payments--Amounts paid into the contract other than any applicable bonus credits and persistency credits.

Subaccount or Multi-Fund(R) 5 subaccount--The portion of the VAA that reflects investments in accumulation and annuity units of a class of a particular fund available under the contracts. There is a separate subaccount which corresponds to each class of a fund.

Valuation date--Each day the New York Stock Exchange (NYSE) is open for trading.

Valuation period--The period starting at the close of trading (currently, 4:00 p.m. New York time) on each day that the NYSE is open for trading (valuation date) and ending at the close of such trading on the next valuation date.

Expense Tables

Summary of contractowner expenses:

   The maximum surrender charge (contingent deferred sales charge) (as a percentage of purchase payments surrendered/withdrawn):

Contract Value       EGMDB With   EEB Rider With
Death Benefit  EGMDB Bonus Credit Bonus Credit
------------------------------------------------
      7%......  7%        8%            8%

The surrender charge percentage is reduced over time. The later the redemption occurs, the lower the surrender charge with respect to that surrender or withdrawal. We may waive this charge in certain situations. See Surrender charges.

--------------------------------------------------------------------------------
Account C annual expenses for Multi-Fund(R) 5 subaccounts:
(as a percentage of average daily net assets):


                                                        Contract
                                                        Value          EGMDB With EEB Rider
                                                        Death          Bonus      With
                                                        Benefit  EGMDB Credit     Bonus Credit
                                                        -------- ----- ---------- ------------
Mortality and expense risk charge                        0.85%   1.15%   1.60%       1.80%
Administrative charge                                    0.15%   0.15%   0.15%       0.15%
                                                         -----   -----   -----       -----
Total annual charge for each Multi-Fund(R) 5 subaccount  1.00%   1.30%   1.75%       1.95%



Annual Expenses of the funds for the year ended December 31, 2001:

(as a percentage of each fund's average net assets):


                                                                                             Other              Total
                                                        Management                           expenses after     expenses after
                                                        Fees after any             12b-1     any waivers/       any waivers/
                                                        waivers/reimbursements +   Fees  +   reimbursements =   reimbursements
------------------------------------------------------------------------------------------------------------------------------
AFIS Growth-Income (Class 2)                                     0.33%             0.25%          0.02%              0.60%
------------------------------------------------------------------------------------------------------------------------------
AFIS Growth (Class 2)                                            0.37              0.25           0.01               0.63
------------------------------------------------------------------------------------------------------------------------------
AFIS International (Class 2)                                     0.55              0.25           0.06               0.86
------------------------------------------------------------------------------------------------------------------------------
AIM International Growth Fund (Series I) (formerly
 AIM V.I. International)/1/                                      0.73              0.00           0.32               1.05
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund (Series I) (formerly AIM
 V.I. Value)/1/                                                  0.60              0.00           0.25               0.85
------------------------------------------------------------------------------------------------------------------------------
Alliance Bernstein Small Cap Value (Class A)/2/                  0.00              0.00           1.20               1.20
------------------------------------------------------------------------------------------------------------------------------
Alliance Technology (Class B)                                    1.00              0.25           0.08               1.33
------------------------------------------------------------------------------------------------------------------------------
Delaware VIP Large Cap Value Series (Standard Class)
 (formerly DGPF Growth & Income)/3+/                             0.60              0.00           0.08               0.68
------------------------------------------------------------------------------------------------------------------------------
Delaware VIP REIT Series (Standard Class)/4+/                    0.75              0.00           0.14               0.89
------------------------------------------------------------------------------------------------------------------------------
Delaware VIP Small Cap Value Series (Service Class)/5+/          0.75              0.15           0.11               1.01
------------------------------------------------------------------------------------------------------------------------------
Delaware VIP Trend Series (Standard Class)/6+/                   0.74              0.00           0.16               0.90
------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth (Service Class)/7/                        0.58              0.10           0.10               0.78
------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R) (Service Class)/7/                 0.58              0.10           0.10               0.78
------------------------------------------------------------------------------------------------------------------------------
Janus AS Worldwide Growth (Institutional Class)                  0.65              0.00           0.04               0.69
------------------------------------------------------------------------------------------------------------------------------
Lincoln National Aggressive Growth                               0.72              0.00           0.09               0.81
------------------------------------------------------------------------------------------------------------------------------
Lincoln National Bond                                            0.42              0.00           0.11               0.53
------------------------------------------------------------------------------------------------------------------------------
Lincoln National Capital Appreciation                            0.72              0.00           0.06               0.78
------------------------------------------------------------------------------------------------------------------------------
Lincoln National Equity Income                                   0.73              0.00           0.07               0.80
------------------------------------------------------------------------------------------------------------------------------
Lincoln National Global Asset Allocation                         0.73              0.00           0.23               0.96
------------------------------------------------------------------------------------------------------------------------------
Lincoln National Growth and Income                               0.32              0.00           0.04               0.36
------------------------------------------------------------------------------------------------------------------------------
Lincoln National International                                   0.84              0.00           0.15               0.99
------------------------------------------------------------------------------------------------------------------------------
Lincoln National Managed                                         0.38              0.00           0.09               0.47
------------------------------------------------------------------------------------------------------------------------------
Lincoln National Money Market                                    0.45              0.00           0.09               0.54
------------------------------------------------------------------------------------------------------------------------------



+ The total expenses have been restated to reflect the waiver and/or reimbursement dated May 1, 2002 through April 30, 2003.

                                                                 Management                   Other              Total
                                                                 Fees after any               expenses after     expenses after
                                                                 waivers/           12b-1     any waivers/       any waivers/
                                                                 reimbursements +   fees  +   reimbursements =   reimbursements
---------------------------------------------------------------------------------------------
Lincoln National Social Awareness                                     0.34%         0.00%          0.06%              0.40%
-------------------------------------------------------------------------------------------------------------------------------
Lincoln National Special Opportunities                                0.41          0.00           0.07               0.48
-------------------------------------------------------------------------------------------------------------------------------
MFS Capital Opportunities (Initial Class)/8,9/                        0.75          0.00           0.16               0.91
-------------------------------------------------------------------------------------------------------------------------------
MFS Total Return (Initial Class)/8/                                   0.75          0.00           0.14               0.89
-------------------------------------------------------------------------------------------------------------------------------
MFS Utilities (Initial Class)/8/                                      0.75          0.00           0.18               0.93
-------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid-Cap Growth                                   0.84          0.00           0.07               0.91
-------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Regency/10,11/                                   0.85          0.00           0.65               1.50
-------------------------------------------------------------------------------------------------------------------------------
Putnam Health Services (Class IB)                                     0.70          0.25           0.09               1.04
-------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index (formerly Deutsche VIT Equity
 500 Index)/12/                                                       0.20          0.00           0.10               0.30
-------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Small Cap Index (formerly Deutsche VIT Small Cap
 Index)/12/                                                           0.35          0.00           0.10               0.45
-------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust Equity Income (Service Class)/13/*         0.32          0.25           0.43               1.00
-------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust Large Company Growth
 (Service Class)/13/*                                                 0.54          0.25           0.21               1.00
-------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust Small Cap Growth (Service Class)/13/*      0.63          0.25           0.32               1.20
-------------------------------------------------------------------------------------------------------------------------------


*  These funds are not available to you until on or about May 21, 2002.



1 Effective May 1, 2002 the following Funds' names will change from AIM V.I. International Equity Fund and AIM V.I. Value Fund to AIM V.I. International Growth Fund and AIM V.I. Premier Equity Fund, respectively.



2 For the period May 1, 2001 through April 30, 2002, the Adviser waived and/or reimbursed certain expenses of the Portfolio. With the waiver/reimbursement the Management Fees, 12b-1 Fees, Other Expenses and Total Expenses were 0.00%, 0.00%, 0.95% and 0.95% respectively. Effective May 1, 2002, the adviser has voluntarily agreed to waive and/or reimburse certain expenses of the AllianceBernstein Small Cap Value Portfolio to the extent that total expenses will not exceed 1.20%. Without the waiver/reimbursement, the estimated Management Fees, 12b-1 Fees, Other Expenses and Total Expenses for the Small Cap Value Portfolio would be 1.00%, 0.00%, 1.65% and 2.65% respectively.



3 The investment advisor for the Delaware VIP Large Cap Value Series is Delaware Management Company ("DMC"). For the period May 1, 2001 through April 30, 2002, the advisor waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses would not exceed 0.80%. Without such an arrangement, the total operating expense for the Series would have been 0.73% for the fiscal year 2001. Effective May 1, 2002 through April 30, 2003, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses will not exceed 0.80%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.65% on the first $500 million, 0.60% on the next $500 million, 0.55% on the next $1,500 million, 0.50% on assets in excess of $2,500 million, all per year. DMC has voluntarily elected to waive its management fee for this Series to 0.60% indefinitely.





4 The investment advisor for the Delaware VIP REIT Series is Delaware Management Company ("DMC"). For the period May 1, 2001 through April 30, 2002, the advisor waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses would not exceed 0.85%. Without such an arrangement, the total operating expense for the Series would have been 0.89% for the fiscal year 2001. Effective May 1, 2002 through April 30, 2003, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses will not exceed 0.95%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million, all per year.



5 The investment advisor for the Delaware VIP Small Cap Value Series is Delaware Management Company ("DMC"). For the period May 1, 2001 through April 30, 2002, the advisor waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) would not exceed 0.85%. Without such an arrangement, the total operating expense for the Series would have been 1.01% for the fiscal year 2001 (including 12b-1 fees). Effective May 1, 2002 through April 30, 2003, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) will not exceed 0.95%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million, all per year. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30% (currently set at 0.15%).





6 The investment advisor for the Delaware VIP Trend Series is Delaware Management Company ("DMC"). For the period May 1, 2001 through April 30, 2002, the advisor waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses would not exceed 0.85%. Without such an arrangement, the total operating expense for the Series would have been 0.90% for the fiscal year 2001. Effective May 1, 2002 through April 30, 2003, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses will not exceed 0.95%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million, all per year.





7 Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. See the accompanying fund prospectus for details.





8 Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Net Expenses" would be lower for certain series and would equal: 0.90 for Capital Opportunities Series, 0.88% for Total Return Series and 0.92% for Utilities Series.







9 MFS has contractually agreed, subject to reimbursement, to bear expenses for this series such that each series' "Other Expenses" (after taking into account the expense offset arrangement described above), does not exceed the following percentages of the average daily net assets of the series during the curent fiscal year: 0.15% for Capital Opportunities Series. These contractual fee arrangements will continue until at least May 1, 2003, unless changed with the consent of the board of trustees which oversee the series.



10 Expenses reflect expense reimbursement. Neuberger Berman Management Inc.
   ("NBMI") has undertaken through April 30, 2005 to reimburse certain operating expenses, including the compensation of NBMI (except with respect to Balanced, Limited Maturity Bond, Mid-Cap Growth and Partners Portfolios) and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1.50% of the average daily net asset value of the Regency Portfolio. Absent such reimbursement, Total Annual Expenses for the year ended December 31, 2001 would have been 1.69% for the Regency Portfolio. The expense reimbursement arrangements for the Regency Portfolio is contractural for three years and any excess expenses can be repaid to NBMI within three years of the year incurred, provided such recoupment would not cause a Portfolio to exceed its respective limitation.



11 The Regency Portfolio commenced operations in August 2001; the expense figures for this Portfolio are estimated.



12 Under the Advisory Agreement with Deutsche Asset Management, Inc. (the
   "Advisor"), the fund will pay an advisory fee at an annual percentage rate of 0.20% of the average daily net assets of the Equity 500 Index Fund and 0.35% of the average daily net assets of the Small Cap Index Fund. These fees are accrued daily and paid monthly. The Advisor has voluntarily undertaken to waive its fee and to reimburse the funds for certain expenses so that the fund's total operating expenses will not exceed 0.30% for the Equity 500 Index Fund and 0.45% for the Small Cap Index Fund. Without the reimbursement to the funds for the year ended December 31, 2001, total expenses would have been 0.31% for the Equity 500 Index Fund and 0.63% for the Small Cap Fund. These reimbursements will be terminated no earlier than December 31, 2002.



13 Amounts represent expenses based on historical data from 2001 with the exception of the Large Company Growth Fund and Small Cap Growth Fund which are based on estimated expenses for 2002. The Advisor has contractually undertaken to waive its fee and to reimburse the funds for certain expenses. Without such an arrangement the management fees and total expenses would have been 0.55% and 1.23% for Equity Income; 0.55% and 1.01% for Large Company Growth; 0.75% and 1.32% for Small Cap Growth.

EXAMPLES




(expenses of the subaccounts and of the funds):



If you elect the Contract Value Death Benefit option:



If you surrender your contract at the end of the time period shown, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return:





                                                       1 year 3 years 5 years 10 years
--------------------------------------------------------------------------------------
AFIS Growth-Income (Class 2)                            $86    $100    $117     $190
--------------------------------------------------------------------------------------
AFIS Growth (Class 2)                                    87     101     119      193
--------------------------------------------------------------------------------------
AFIS International (Class 2)                             89     108     131      218
--------------------------------------------------------------------------------------
AIM International Growth Fund Series I                   91     114     140      238
--------------------------------------------------------------------------------------
AIM Premier Equity Fund Series I                         89     108     130      217
--------------------------------------------------------------------------------------
Alliance Technology (Class B)                            94     123     155      267
--------------------------------------------------------------------------------------
AllianceBernstein Small Cap Value (Class A)              92     119     148      253
--------------------------------------------------------------------------------------
Delaware VIP REIT (Standard Class)                       89     109     132      221
--------------------------------------------------------------------------------------
Delaware VIP Large Cap Value (Standard Class)            87     103     121      199
--------------------------------------------------------------------------------------
Delaware VIP Small Cap Value (Service Class)             90     113     138      234
--------------------------------------------------------------------------------------
Delaware VIP Trend (Standard Class)                      89     110     133      222
--------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R) (Service Class)            88     106     126      209
--------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Portfolio (Service Class)         88     106     126      209
--------------------------------------------------------------------------------------
Janus Worldwide Growth Portfolio (Institutional Class)   87     103     122      200
--------------------------------------------------------------------------------------
Lincoln National Bond Fund                               86      98     113      182
--------------------------------------------------------------------------------------
Lincoln National Money Market Fund                       86      99     114      183
--------------------------------------------------------------------------------------
Lincoln National International Fund                      90     112     137      232
--------------------------------------------------------------------------------------
Lincoln National Social Awareness Fund                   84      94     107      168
--------------------------------------------------------------------------------------
Lincoln National Special Opportunities Fund              85      97     111      177
--------------------------------------------------------------------------------------
Lincoln National Managed Fund                            85      96     110      176
--------------------------------------------------------------------------------------
Lincoln National Equity Income Fund                      88     107     127      212
--------------------------------------------------------------------------------------
Lincoln National Growth & Income Fund                    84      93     104      164
--------------------------------------------------------------------------------------
Lincoln National Capital Appreciation Fund               88     106     126      209
--------------------------------------------------------------------------------------
Lincoln National Aggressive Growth Fund                  88     107     128      213
--------------------------------------------------------------------------------------
Lincoln National Global Asset Allocation Fund            90     112     136      229
--------------------------------------------------------------------------------------
MFS(R) Total Return Series (Initial Class)               89     109     132      221
--------------------------------------------------------------------------------------
MFS(R) Utilities (Initial Class)                         90     111     134      225
--------------------------------------------------------------------------------------
MFS(R) Capital Opportunities (Initial Class)             89     110     133      223
--------------------------------------------------------------------------------------
Neuberger Berman AMT Regency Portfolio                   95     128     163      284
--------------------------------------------------------------------------------------
Neuberger Berman AMT Mid-Cap Growth Portfolio            89     110     133      223
--------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund (Class IB)                91     114     140      237
--------------------------------------------------------------------------------------
Scudder VIT Small Cap Index                              85      96     109      174
--------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index                             83      91     101      157
--------------------------------------------------------------------------------------
Wells Fargo Equity Income                                90     113     138      233
--------------------------------------------------------------------------------------
Wells Fargo Large Company Growth                         90     113     138      233
--------------------------------------------------------------------------------------
Wells Fargo Small Cap Growth                             92     119     148      253
--------------------------------------------------------------------------------------

EXAMPLES


(expenses of the subaccounts and of the funds):



If you elect the Contract Value Death Benefit option:



If you do not surrender your contract, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return:





                                                       1 year 3 years 5 years 10 years
--------------------------------------------------------------------------------------
AFIS Growth-Income (Class 2)                            $16     $50    $ 87     $190
--------------------------------------------------------------------------------------
AFIS Growth (Class 2)                                    17      51      89      193
--------------------------------------------------------------------------------------
AFIS International (Class 2)                             19      58     101      218
--------------------------------------------------------------------------------------
AIM International Growth Fund Series I                   21      64     110      238
--------------------------------------------------------------------------------------
AIM Premier Equity Fund Series I                         19      58     100      217
--------------------------------------------------------------------------------------
Alliance Technology (Class B)                            24      73     125      267
--------------------------------------------------------------------------------------
AllianceBernstein Small Cap Value (Class A)              22      69     118      253
--------------------------------------------------------------------------------------
Delaware VIP REIT (Standard Class)                       19      59     102      221
--------------------------------------------------------------------------------------
Delaware VIP Large Cap Value (Standard Class)            17      53      91      199
--------------------------------------------------------------------------------------
Delaware VIP Small Cap Value (Service Class)             20      63     108      234
--------------------------------------------------------------------------------------
Delaware VIP Trend (Standard Class)                      19      60     103      222
--------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R) (Service Class)            18      56      96      209
--------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Portfolio (Service Class)         18      56      96      209
--------------------------------------------------------------------------------------
Janus Worldwide Growth Portfolio (Institutional Class)   17      53      92      200
--------------------------------------------------------------------------------------
Lincoln National Bond Fund                               16      48      83      182
--------------------------------------------------------------------------------------
Lincoln National Money Market Fund                       16      49      84      183
--------------------------------------------------------------------------------------
Lincoln National International Fund                      20      62     107      232
--------------------------------------------------------------------------------------
Lincoln National Social Awareness Fund                   14      44      77      168
--------------------------------------------------------------------------------------
Lincoln National Special Opportunities Fund              15      47      81      177
--------------------------------------------------------------------------------------
Lincoln National Managed Fund                            15      46      80      176
--------------------------------------------------------------------------------------
Lincoln National Equity Income Fund                      18      57      97      212
--------------------------------------------------------------------------------------
Lincoln National Growth & Income Fund                    14      43      74      164
--------------------------------------------------------------------------------------
Lincoln National Capital Appreciation Fund               18      56      96      209
--------------------------------------------------------------------------------------
Lincoln National Aggressive Growth Fund                  18      57      98      213
--------------------------------------------------------------------------------------
Lincoln National Global Asset Allocation Fund            20      62     106      229
--------------------------------------------------------------------------------------
MFS(R) Total Return Series (Initial Class)               19      59     102      221
--------------------------------------------------------------------------------------
MFS(R) Utilities (Initial Class)                         20      61     104      225
--------------------------------------------------------------------------------------
MFS(R) Capital Opportunities (Initial Class)             19      60     103      223
--------------------------------------------------------------------------------------
Neuberger Berman AMT Regency Portfolio                   25      78     133      284
--------------------------------------------------------------------------------------
Neuberger Berman AMT Mid-Cap Growth Portfolio            19      60     103      223
--------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund (Class IB)                21      64     110      237
--------------------------------------------------------------------------------------
Scudder VIT Small Cap Index                              15      46      79      174
--------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index                             13      41      71      157
--------------------------------------------------------------------------------------
Wells Fargo Equity Income                                20      63     108      233
--------------------------------------------------------------------------------------
Wells Fargo Large Company Growth                         20      63     108      233
--------------------------------------------------------------------------------------
Wells Fargo Small Cap Growth                             22      69     118      253
--------------------------------------------------------------------------------------

EXAMPLES


(expenses of the subaccounts and of the funds):



If you elect the EEB Rider with Bonus Credit option:



If you surrender your contract, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return:





                                                       1 year 3 years 5 years 10 years
--------------------------------------------------------------------------------------
AFIS Growth-Income (Class 2)                            $106   $139    $176     $289
--------------------------------------------------------------------------------------
AFIS Growth (Class 2)                                    106    140     177      291
--------------------------------------------------------------------------------------
AFIS International (Class 2)                             108    147     188      314
--------------------------------------------------------------------------------------
AIM International Growth Fund Series I                   110    153     198      332
--------------------------------------------------------------------------------------
AIM Premier Equity Fund Series I                         108    147     188      313
--------------------------------------------------------------------------------------
Alliance Technology (Class B)                            113    161     211      358
--------------------------------------------------------------------------------------
AllianceBernstein Small Cap Value (Class A)              112    157     205      346
--------------------------------------------------------------------------------------
Delaware VIP REIT (Standard Class)                       109    148     190      317
--------------------------------------------------------------------------------------
Delaware VIP Large Cap Value (Standard Class)            107    142     180      296
--------------------------------------------------------------------------------------
Delaware VIP Small Cap Value (Service Class)             110    152     196      328
--------------------------------------------------------------------------------------
Delaware VIP Trend (Standard Class)                      109    148     190      318
--------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R) (Service Class)            108    145     184      306
--------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Portfolio (Service Class)         108    145     184      306
--------------------------------------------------------------------------------------
Janus Worldwide Growth Portfolio (Institutional Class)   107    142     180      297
--------------------------------------------------------------------------------------
Lincoln National Bond Fund                               105    137     172      282
--------------------------------------------------------------------------------------
Lincoln National Money Market Fund                       105    138     173      283
--------------------------------------------------------------------------------------
Lincoln National International Fund                      110    151     195      326
--------------------------------------------------------------------------------------
Lincoln National Social Awareness Fund                   104    133     166      269
--------------------------------------------------------------------------------------
Lincoln National Special Opportunities Fund              105    136     170      277
--------------------------------------------------------------------------------------
Lincoln National Managed Fund                            105    135     169      276
--------------------------------------------------------------------------------------
Lincoln National Equity Income Fund                      108    145     185      308
--------------------------------------------------------------------------------------
Lincoln National Growth & Income Fund                    103    132     164      265
--------------------------------------------------------------------------------------
Lincoln National Capital Appreciation Fund               108    145     184      306
--------------------------------------------------------------------------------------
Lincoln National Aggressive Growth Fund                  108    146     186      309
--------------------------------------------------------------------------------------
Lincoln National Global Asset Allocation Fund            109    150     193      323
--------------------------------------------------------------------------------------
MFS(R) Total Return Series (Initial Class)               109    148     190      317
--------------------------------------------------------------------------------------
MFS(R) Utilities (Initial Class)                         109    149     192      320
--------------------------------------------------------------------------------------
MFS(R) Capital Opportunities (Initial Class)             109    149     191      319
--------------------------------------------------------------------------------------
Neuberger Berman AMT Regency Portfolio                   115    166     219      373
--------------------------------------------------------------------------------------
Neuberger Berman AMT Mid-Cap Growth Portfolio            109    149     191      319
--------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund (Class IB)                110    152     197      331
--------------------------------------------------------------------------------------
Scudder VIT Small Cap Index                              104    135     168      274
--------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index                             103    130     160      258
--------------------------------------------------------------------------------------
Wells Fargo Equity Income                                110    151     195      327
--------------------------------------------------------------------------------------
Wells Fargo Large Company Growth                         110    151     195      327
--------------------------------------------------------------------------------------
Wells Fargo Small Cap Growth                             112    157     205      346
--------------------------------------------------------------------------------------

EXAMPLES


(expenses of the subaccounts and of the funds):



If you elect the EEB Rider with Bonus Credit option:



If you do not surrender your contract, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return:



                                                       1 year 3 years 5 years 10 years
--------------------------------------------------------------------------------------
AFIS Growth-Income (Class 2)                            $26    $ 79    $136     $289
--------------------------------------------------------------------------------------
AFIS Growth (Class 2)                                    26      80     137      291
--------------------------------------------------------------------------------------
AFIS International (Class 2)                             28      87     148      314
--------------------------------------------------------------------------------------
AIM International Growth Fund Series I                   30      93     158      332
--------------------------------------------------------------------------------------
AIM Premier Equity Fund Series I                         28      87     148      313
--------------------------------------------------------------------------------------
Alliance Technology (Class B)                            33     101     171      358
--------------------------------------------------------------------------------------
AllianceBernstein Small Cap Value (Class A)              32      97     165      346
--------------------------------------------------------------------------------------
Delaware VIP REIT (Standard Class)                       29      88     150      317
--------------------------------------------------------------------------------------
Delaware VIP Large Cap Value (Standard Class)            27      82     140      296
--------------------------------------------------------------------------------------
Delaware VIP Small Cap Value (Service Class)             30      92     156      328
--------------------------------------------------------------------------------------
Delaware VIP Trend (Standard Class)                      29      88     150      318
--------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R) (Service Class)            28      85     144      306
--------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Portfolio (Service Class)         28      85     144      306
--------------------------------------------------------------------------------------
Janus Worldwide Growth Portfolio (Institutional Class)   27      82     140      297
--------------------------------------------------------------------------------------
Lincoln National Bond Fund                               25      77     132      282
--------------------------------------------------------------------------------------
Lincoln National Money Market Fund                       25      78     133      283
--------------------------------------------------------------------------------------
Lincoln National International Fund                      30      91     155      326
--------------------------------------------------------------------------------------
Lincoln National Social Awareness Fund                   24      73     126      289
--------------------------------------------------------------------------------------
Lincoln National Special Opportunities Fund              25      76     130      277
--------------------------------------------------------------------------------------
Lincoln National Managed Fund                            25      75     129      276
--------------------------------------------------------------------------------------
Lincoln National Equity Income Fund                      28      85     145      308
--------------------------------------------------------------------------------------
Lincoln National Growth & Income Fund                    23      72     124      265
--------------------------------------------------------------------------------------
Lincoln National Capital Appreciation Fund               28      85     144      306
--------------------------------------------------------------------------------------
Lincoln National Aggressive Growth Fund                  28      86     146      309
--------------------------------------------------------------------------------------
Lincoln National Global Asset Allocation Fund            29      90     153      323
--------------------------------------------------------------------------------------
MFS(R) Total Return Series (Initial Class)               29      88     150      317
--------------------------------------------------------------------------------------
MFS(R) Utilities (Initial Class)                         29      89     152      320
--------------------------------------------------------------------------------------
MFS(R) Capital Opportunities (Initial Class)             29      89     151      319
--------------------------------------------------------------------------------------
Neuberger Berman AMT Regency Portfolio                   35     106     179      373
--------------------------------------------------------------------------------------
Neuberger Berman AMT Mid-Cap Growth Portfolio            29      89     151      319
--------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund (Class IB)                30      92     157      331
--------------------------------------------------------------------------------------
Scudder VIT Small Cap Index                              24      75     128      274
--------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index                             23      70     120      258
--------------------------------------------------------------------------------------
Wells Fargo Equity Income                                30      91     155      327
--------------------------------------------------------------------------------------
Wells Fargo Large Company Growth                         30      91     155      327
--------------------------------------------------------------------------------------
Wells Fargo Small Cap Growth                             32      97     165      346
--------------------------------------------------------------------------------------




The Expense Tables reflect expenses of the VAA as well as expenses of the funds. We provide these examples to help you understand the direct and indirect costs and expenses of the contract. Examples for contract options that offer bonus credits do not reflect bonus credits and persistency credits. These examples assume that fee waivers/reimbursements will continue for the length of time shown in the example.


For more information, see Charges and other deductions in this Prospectus, and Management and Or ganization in the prospectus for the funds. Premium taxes may also apply, although they do not appear in the examples. Different fees and expenses not reflected in the examples may be imposed during a period in which regular income or annuity payouts are made. See The contracts--I-4Life/SM/ Advantage for (IRA contracts only) and Annuity payouts--including I-4Life/SM/ Advantage (non-qualified annuity contracts only). These examples should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.

Summary


What kind of contract am I buying? It is an individual annuity contract between you and Lincoln Life. It may provide for a fixed annuity and/or a variable annuity. This Prospectus describes the variable side of the contract. See The contracts. This contract and certain riders, service features and enhancements may not be available in all states, and the charges may vary in certain states. Please check with your investment representative regarding their availability. You should refer to your contract for any state-specific provisions.


At the time you purchase the contract, you must choose one of the following contract options offered under the contract:

1.Contract Value Death Benefit;

2.EGMDB;

3.EGMDB with Bonus Credit; and

4.EEB Rider with Bonus Credit.

If you elect a contract option that offers bonus credits, we will credit an additional amount to your contract (a bonus credit) each time you make a purchase payment, equal to 3% of that purchase payment. See The contracts--Bonus credits.

Each contract option has separate charges, including different mortality and expense risk charges and surrender charges, and you should carefully consider which contract option is the best for you. Each contract option also offers different death benefits. For more information about the Contract Value death benefit, the EGMDB and the EEB Rider, see The contracts--Death benefit before the annuity commencement date. Once you elect a contract option, you cannot change it, except you can move from the EGMDB (without the bonus credit) to the Contract Value Death Benefit.

Contract options offering the EEB Rider are not available if the oldest contractowner, joint owner (if applicable), or annuitant is age 76 or older at the time the EEB Rider would become effective. For more information on the contract options, See The contracts--Contract options.

What is the variable annuity account (VAA)? It is a separate account we established under Indiana insurance law, and registered with the SEC as a unit investment trust. VAA assets are allocated to one or more subaccounts, according to your investment choices. VAA assets are not chargeable with liabilities arising out of any other business which Lincoln Life may conduct. See Variable annuity account.

What are my investment choices? Based upon your instruction for purchase payments, the VAA applies your purchase payments and any applicable bonus credits and persistency credits to buy shares in one or more of the funds. See Investments of the variable annuity account--Description of the funds.

Who invests my money? Several different investment advisors manage the funds. See Investments of the variable annuity account--Investment adviser.

How does the contract work? If we approve your application, we will send you a contract. When you make purchase payments during the accumulation phase, you may receive bonus credits, and you buy accumulation units. If you decide to receive an annuity payout your accumulation units are converted to annuity units. Your annuity payouts will be based on the number of annuity units you received and the value of each annuity unit on payout days. See The contracts.

What charges do I pay under the contract? If you withdraw purchase payments, you pay a surrender charge from 0% to 8.0% of the surrendered or withdrawn purchase payments, depending upon how many contract years those payments have been in the contract as well as the contract option you have chosen. We may waive surrender charges in certain situations. See Surrender charge.

We will deduct any applicable premium tax from purchase payments or contract value at the time the tax is incurred or at another time we choose.

We apply a charge to the daily net asset value of the VAA. This charge consists of a mortality and expense risk charge equal to an annual rate of 0.85% for the Contract Value Death Benefit; 1.15% for the EGMDB; 1.60% for the EGMDB with Bonus Credit; and 1.80% for the EEB Rider with Bonus Credit. There is an administrative charge of 0.15% in addition to all of the above mortality and expense risk charges. See Charges and other deductions.

The funds' investment management fees, expenses and expense limitations, if applicable, are more fully described in the prospectus for the funds.


Charges may also be imposed during the regular income or annuity payout period, including if you elect I-4Life/SM/ Advantage. See The contracts and Annuity payouts.


For information about the compensation we pay for sales of the contracts, see The contracts--Commissions.

What purchase payments do I make, and how often? Subject to the minimum and maximum payment amounts, your payments are completely flexible. See The contracts--Purchase payments.

What is a bonus credit and a persistency credit? If you choose a contract option that offers bonus credits, when purchase payments are made, Lincoln Life will credit an additional amount to the contract, known as a bonus credit. The amount of the bonus credit is 3% of the purchase payment. All bonus credits become part of the contract value at the same time as the corresponding purchase payments. Bonus credits are not considered to be purchase payments. See The contracts--Bonus credits.

A persistency credit equal to an annual rate of 0.45% of contract value less purchase payments that have been in the contract less than seven calendar years will be credited on a quarterly basis after the seventh anniversary. See The contracts--Persistency credits.

Certain contract options have no provision for bonus credits but may have lower mortality and expense risk charges and/or lower surrender charges. The amount of the bonus credits may, over time, be offset by additional fees and charges. However, the persistency credits are designed to fully or partially offset these additional fees and charges. We encourage you to talk with your financial adviser and determine which contract option is most appropriate for you.

How will my annuity payouts be calculated? If you decide to annuitize, you may select an annuity option and start receiving annuity payouts from your contract as a fixed option or variable option or a combination of both. See Annuity payouts--Annuity options. Remember that participants in the VAA benefit from any gain, and take a risk of any loss, in the value of the securities in the funds' portfolios.


What happens if I die before I annuitize? Your beneficiary will receive the death benefit proceeds based upon the contract option you elect. Your beneficiary has options as to how the death benefit is paid. In the alternative, you may choose to receive a death benefit on the death of the annuitant. See The contracts--Death benefit before the annuity commencement date. See I-4Life/SM/ Advantage (IRA).



What is I-4Life/SM Advantage? I-4LifeSM Advantage is an income program that provides periodic variable lifetime income payments, a death benefit, and the ability to make purchase payments (IRA contracts only) and withdrawals during a defined period of time. We assess a charge, imposed only during the I-4LifeSM Advantage payout phase, based on the I-4LifeSM Advantage death benefit you choose. /




May I transfer contract value between variable options and between the fixed side of the contract? Yes, with certain limits. See The contracts-- Transfers between subaccounts on or before the annuity commencement date, Transfers following the annuity commencement date, and Transfers to and from the general account on or before the annuity commencement date.

May I surrender the contract or make a withdrawal? Yes, subject to contract requirements and to the restrictions of any qualified retirement plan for which the contract was purchased. See Surrenders and withdrawals. If you surrender the contract or make a withdrawal, certain charges may apply. See Charges and other deductions. A portion of surrender/withdrawal proceeds may be taxable. In addition, if you decide to take a distribution before age 59 1/2, a 10% Internal Revenue Service (IRS) tax penalty may apply. A surrender or a withdrawal also may be subject to 20% withholding. See Federal tax matters.

Do I get a free look at this contract? Yes. You can cancel the contract within ten days (in some states longer) of the date you first receive the contract. You need to return the contract, postage prepaid, to our home office. In most states you assume the risk of any market drop on purchase payments you allocate to the variable side of the contract. We will not refund any applicable bonus credits credited to your contract value if you elect to cancel your contract; however, we will assume the risk of investment loss on the bonus credits. See Return privilege.

Condensed financial information for the variable annuity account




Accumulation unit values


The following information relating to accumulation unit values and number of accumulation units for the Lincoln MultiFund(R)5 subaccounts for the following periods ended December 31, come from the VAA's financial statements. It should be read along with the VAA's financial statements and notes which are included in the SAI.




                                                                                            2001*
                                                                    Contract Value              EGMDB with EEB Rider with
                                                                     Death Benefit With EGMDB Bonus Credit   Bonus Credit
-------------------------------------------------------------------------------------------------------------------------
AFIS Growth Fund Accumulation unit value
.. Beginning of period..............................................    $10.000      $10.000     $10.000       $10.000
.. End of period....................................................     10.059       10.055      10.050        10.048
Number of accumulation units
.. End of period (000's omitted)....................................          1            1           1             1
-------------------------------------------------------------------------------------------------------------------------
AFIS Growth-Income Fund Accumulation unit value
.. Beginning of period..............................................    $10.000      $10.000     $10.000       $10.000
.. End of period....................................................     10.113       10.109      10.105        10.102
Number of accumulation units
.. End of period (000's omitted)....................................          1            1           1             1
-------------------------------------------------------------------------------------------------------------------------
AFIS International Fund Accumulation unit value
.. Beginning of period..............................................    $10.000      $10.000     $10.000       $10.000
.. End of period....................................................     10.022       10.018      10.013        10.012
Number of accumulation units
.. End of period (000's omitted)....................................          1            1           1             1
-------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Fund Accumulation unit value
.. Beginning of period..............................................    $10.000      $10.000     $10.000       $10.000
.. End of period....................................................     10.164       10.160      10.155        10.153
Number of accumulation units
.. End of period (000's omitted)....................................          1            1           1             1
-------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund Accumulation unit value
.. Beginning of period..............................................    $10.000      $10.000     $10.000       $10.000
.. End of period....................................................      9.996        9.993       9.988         9.986
Number of accumulation units
.. End of period (000's omitted)....................................          1            1           1             1
-------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Small Cap Value Portfolio Accumulation unit value
.. Beginning of period..............................................    $10.000      $10.000     $10.000       $10.000
.. End of period....................................................     10.555       10.551      10.547        10.543
Number of accumulation units
.. End of period (000's omitted)....................................          1            1           1             1
-------------------------------------------------------------------------------------------------------------------------
Alliance VP Technology Portfolio Accumulation unit value
.. Beginning of period..............................................    $10.000      $10.000     $10.000       $10.000
.. End of period....................................................      9.965        9.961       9.957         9.954
Number of accumulation units
.. End of period (000's omitted)....................................          1            1           1             1
-------------------------------------------------------------------------------------------------------------------------
Delaware VIP Large Cap Value Series Accumulation unit value
(formerly Delaware Group Prem Growth & Income Series)
.. Beginning of period..............................................    $10.000      $10.000     $10.000       $10.000
.. End of period....................................................     10.056       10.052      10.048        10.046
Number of accumulation units
.. End of period (000's omitted)....................................          1            1           1             1
-------------------------------------------------------------------------------------------------------------------------
Delaware VIP REIT Series Accumulation unit value
.. Beginning of period..............................................    $10.000      $10.000     $10.000       $10.000
.. End of period....................................................     10.333       10.329      10.324        10.321
Number of accumulation units
.. End of period (000's omitted)....................................          1            1           1             1
-------------------------------------------------------------------------------------------------------------------------
Delaware VIP Small Cap Value Series Accumulation unit value
.. Beginning of period..............................................    $10.000      $10.000     $10.000       $10.000
.. End of period....................................................     10.579       10.575      10.570        10.567
Number of accumulation units
.. End of period (000's omitted)....................................          1            1           1             1
-------------------------------------------------------------------------------------------------------------------------
Delaware VIP Trend Series Accumulation unit value
.. Beginning of period..............................................    $10.000      $10.000     $10.000       $10.000
.. End of period....................................................     10.544       10.540      10.535        10.533
Number of accumulation units
.. End of period (000's omitted)....................................          1            1           1             1
-------------------------------------------------------------------------------------------------------------------------


* These values do not reflect a full year's experience because they are calculated for the period from the beginning of investment activity of the subaccounts through December 31. End of period number of Accumulation units less than 500 rounded to 1,000.

                                                                                              2001*
                                                                      Contract Value              EGMDB with EEB Rider with
                                                                       Death Benefit With EGMDB Bonus Credit   Bonus Credit
---------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio Accumulation unit value
.. Beginning of period................................................    $10.000      $10.000     $10.000       $10.000
.. End of period......................................................     10.254       10.250      10.245        10.242
Number of accumulation units
.. End of period (000's omitted)......................................          1            1           1             1
---------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio Accumulation unit value
.. Beginning of period................................................    $10.000      $10.000     $10.000       $10.000
.. End of period......................................................      9.973        9.969       9.965         9.963
Number of accumulation units
.. End of period (000's omitted)......................................          1            1           1             1
---------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio Accumulation unit value
.. Beginning of period................................................    $10.000      $10.000     $10.000       $10.000
.. End of period......................................................     10.104       10.101      10.096        10.095
Number of accumulation units
.. End of period (000's omitted)......................................          1            1           1             1
---------------------------------------------------------------------------------------------------------------------------
Lincoln National Aggressive Growth Fund Accumulation unit value
.. Beginning of period................................................    $10.000      $10.000     $10.000       $10.000
.. End of period......................................................     10.307       10.303      10.298        10.296
Number of accumulation units
.. End of period (000's omitted)......................................          1            1           1             1
---------------------------------------------------------------------------------------------------------------------------
Lincoln National Bond Fund Accumulation unit value
.. Beginning of period................................................    $10.000      $10.000     $10.000       $10.000
.. End of period......................................................      9.992        9.987       9.982         9.981
Number of accumulation units
.. End of period (000's omitted)......................................          1            1           1             1
---------------------------------------------------------------------------------------------------------------------------
Lincoln National Capital Appreciation Fund Accumulation unit value
.. Beginning of period................................................    $10.000      $10.000     $10.000       $10.000
.. End of period......................................................      9.957        9.952       9.948         9.946
Number of accumulation units
.. End of period (000's omitted)......................................          1            1           1             1
---------------------------------------------------------------------------------------------------------------------------
Lincoln National Equity Income Fund Accumulation unit value
.. Beginning of period................................................    $10.000      $10.000     $10.000       $10.000
.. End of period......................................................     10.114       10.110      10.106        10.104
Number of accumulation units
.. End of period (000's omitted)......................................          1            1           1             1
---------------------------------------------------------------------------------------------------------------------------
Lincoln National Global Asset Allocation Fund Accumulation unit value
.. Beginning of period................................................    $10.000      $10.000     $10.000       $10.000
.. End of period......................................................     10.081       10.077      10.072        10.070
Number of accumulation units
.. End of period (000's omitted)......................................          1            1           1             1
---------------------------------------------------------------------------------------------------------------------------
Lincoln National Growth and Income Fund Accumulation unit value
.. Beginning of period................................................    $10.000      $10.000     $10.000       $10.000
.. End of period......................................................     10.112       10.108      10.103        10.101
Number of accumulation units
.. End of period (000's omitted)......................................          1            1           1             1
---------------------------------------------------------------------------------------------------------------------------
Lincoln National International Fund Accumulation unit value
.. Beginning of period................................................    $10.000      $10.000     $10.000       $10.000
.. End of period......................................................      9.998        9.994       9.990         9.988
Number of accumulation units
.. End of period (000's omitted)......................................          1            1           1             1
---------------------------------------------------------------------------------------------------------------------------
Lincoln National Managed Fund Accumulation unit value
.. Beginning of period................................................    $10.000      $10.000     $10.000       $10.000
.. End of period......................................................     10.066       10.062      10.057        10.056
Number of accumulation units
.. End of period (000's omitted)......................................          1            1           1             1
---------------------------------------------------------------------------------------------------------------------------
Lincoln National Money Market Fund Accumulation unit value
.. Beginning of period................................................    $10.000      $10.000     $10.000       $10.000
.. End of period......................................................     10.011       10.007      10.002         9.999
Number of accumulation units
.. End of period (000's omitted)......................................          1            1           1             1
---------------------------------------------------------------------------------------------------------------------------



* These values do not reflect a full year's experience because they are calculated for the period from the beginning of investment activity of the subaccounts through December 31. End of period number of Accumulation units less than 500 rounded to 1,000.

                                                                                              2001*
                                                                      Contract Value              EGMDB with EEB Rider with
                                                                       Death Benefit With EGMDB Bonus Credit   Bonus Credit
---------------------------------------------------------------------------------------------------------------------------
Lincoln National Social Awareness Fund Accumulation unit value
.. Beginning of period................................................    $10.000      $10.000     $10.000       $10.000
.. End of period......................................................     10.141       10.137      10.132        10.130
Number of accumulation units
.. End of period (000's omitted)......................................          1            1           1             1
---------------------------------------------------------------------------------------------------------------------------
Lincoln National Special Opportunities Fund Accumulation unit value
.. Beginning of period................................................    $10.000      $10.000     $10.000       $10.000
.. End of period......................................................     10.493       10.489      10.484        10.481
Number of accumulation units
.. End of period (000's omitted)......................................          1            1           1             1
---------------------------------------------------------------------------------------------------------------------------
MFS(R) VT Capital Opportunities Series Accumulation unit value
.. Beginning of period................................................    $10.000      $10.000     $10.000       $10.000
.. End of period......................................................     10.108       10.104      10.099        10.097
Number of accumulation units
.. End of period (000's omitted)......................................          1            1           1             1
---------------------------------------------------------------------------------------------------------------------------
MFS(R) VT Total Return Series Accumulation unit value
.. Beginning of period................................................    $10.000      $10.000     $10.000       $10.000
.. End of period......................................................     10.113       10.109      10.105        10.102
Number of accumulation units
.. End of period (000's omitted)......................................          1            1           1             1
---------------------------------------------------------------------------------------------------------------------------
MFS(R) VT Utilities Series Accumulation unit value
.. Beginning of period................................................    $10.000      $10.000     $10.000       $10.000
.. End of period......................................................      9.840        9.837       9.832         9.830
Number of accumulation units
.. End of period (000's omitted)......................................          1            1           1             1
---------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid-Cap Growth Portfolio Accumulation unit value
.. Beginning of period................................................    $10.000      $10.000     $10.000       $10.000
.. End of period......................................................     10.181       10.177      10.172        10.170
Number of accumulation units
.. End of period (000's omitted)......................................          1            1           1             1
---------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Regency Portfolio Accumulation unit value
.. Beginning of period................................................    $10.000      $10.000     $10.000       $10.000
.. End of period......................................................     10.516       10.512      10.507        10.504
Number of accumulation units
.. End of period (000's omitted)......................................          1            1           1             1
---------------------------------------------------------------------------------------------------------------------------
Putnam VIT Health Sciences Fund Accumulation unit value
.. Beginning of period................................................    $10.000      $10.000     $10.000       $10.000
.. End of period......................................................      9.971        9.967       9.963         9.960
Number of accumulation units
.. End of period (000's omitted)......................................          1            1           1             1
---------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Accumulation unit value
.. Beginning of period................................................    $10.000      $10.000     $10.000       $10.000
.. End of period......................................................      9.974        9.970       9.965         9.964
Number of accumulation units
.. End of period (000's omitted)......................................          1            1           1             1
---------------------------------------------------------------------------------------------------------------------------
Scudder VIT Small Cap Index Accumulation unit value
.. Beginning of period................................................    $10.000      $10.000     $10.000       $10.000
.. End of period......................................................     10,687       10.682      10.677        10.674
Number of accumulation units
.. End of period (000's omitted)......................................          1            1           1             1
---------------------------------------------------------------------------------------------------------------------------



* These values do not reflect a full year's experience because they are calculated for the period from the beginning of investment activity of the subaccounts through December 31. End of period number of Accumulation units less than 500 rounded to 1,000.

Investment results

At times, the VAA may compare its investment results to various unmanaged indices or other variable annuities in reports to shareholders, sales literature and advertisements. The results will be calculated on a total return basis for various periods, with or without contingent deferred sales charges. Results calculated without contingent deferred sales charges will be higher. Total returns include the reinvestment of all distributions, which are reflected in changes in unit value.


During extended periods of low interest rates, the yields of any subaccount investing in a money market fund may also become extremely low and possibly negative.


The annual performance of the subaccounts is based on past performance and does not indicate or represent future performance. See the SAI for further information.

Financial statements

The financial statements of the VAA and the statutory-basis financial statements of Lincoln Life are located in the SAI. You may obtain a free copy by writing Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801 or calling 1-800-4LINCOLN (454-6265).

The Lincoln National Life Insurance Co.




The Lincoln National Life Insurance Company (Lincoln Life), organized in 1905, is an Indiana stock insurance corporation, engaged primarily in the direct issuance of life insurance contracts and annuities. Lincoln Life is wholly owned by Lincoln National Corp. (LNC), a publicly held insurance and financial services holding company domiciled in Indiana.







Fixed side of the contract

Purchase payments, bonus credits and persistency credits allocated to the fixed side of the contract become part of Lincoln Life's general account, and do not participate in the investment experience of the VAA. The general account is subject to regulation and supervision by the Indiana Insurance Department as well as the insurance laws and regulations of the jurisdictions in which the contracts are distributed.

In reliance on certain exemptions, exclusions and rules, Lincoln Life has not registered interests in the general account as a security under the Securities Act of 1933 and has not registered the general account as an investment company under the Investment Company Act of 1940. Accordingly, neither the general account nor any interests in it are regulated under the 1933 Act or the 1940 Act. Lincoln Life has been advised that the staff of the SEC has not made a review of the disclosures which are included in this Prospectus which relate to our general account and to the fixed account under the contract. These disclosures, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. This Prospectus is generally intended to serve as a disclosure document only for aspects of the contract involving the VAA, and therefore contains only selected information regarding the fixed side of the contract. Complete details regarding the fixed side of the contract are in the contract.

Purchase payments, bonus credits and persistency credits allocated to the fixed side of the contract are guaranteed to be credited with a minimum interest rate, specified in the contract, of at least 3.0%. Lincoln Life intends to credit lower interest rates to contract options that offer bonus credits than to contract options that do not offer bonus credits. A purchase payment and any corresponding bonus credit and/or persistency credit allocated to the fixed side of the contract are credited with interest beginning on the next calendar day following the date of receipt if all data is complete. Lincoln Life may vary the way in which it credits interest to the fixed side of the contract from time to time.


ANY INTEREST IN EXCESS OF 3.0% WILL BE DECLARED IN ADVANCE AT LINCOLN LIFE'S SOLE DISCRETION. CONTRACTOWNERS BEAR THE RISK THAT NO INTEREST IN EXCESS OF 3.0% WILL BE DECLARED.


Variable annuity account (VAA)

On June 3, 1981, the VAA was established as an insurance company separate account under Indiana law. It is registered with the SEC as a unit investment trust under the provisions of the Investment Company Act of 1940 (1940 Act). The SEC does not supervise the VAA or Lincoln Life. The VAA is a segregated investment account, meaning that its assets may not be charged with liabilities resulting from any other business that we may conduct. Income, gains and losses, whether realized or not, from assets allocated to the VAA are, in accordance with the applicable annuity contracts, credited to or charged against the VAA. They are credited or charged without regard to any other income, gains or losses of Lincoln Life. Lincoln Life is the issuer of the contracts, and the obligations set forth in the contract, other than those of the contractowner, are Lincoln Life's. The VAA satisfies the definition of a separate account under the federal securities laws. We do not guarantee the investment performance of the VAA. Any investment gain or loss depends on the investment performance of the funds. You assume the full investment risk for all amounts placed in the VAA.

The VAA is used to support other annuity contracts offered by Lincoln Life in addition to the contract described in this Prospectus. The other annuity contracts supported by the VAA generally invest in the same funds as the contracts described in this Prospectus. These other annuity contracts may have different charges that could affect performance of a subaccount. Similarly, different contract options have different charges, which may affect subaccount performance.

Investments of the variable annuity account

You decide the subaccount(s) to which you allocate purchase payments. Applicable bonus credits are allocated to the subaccounts at the same time and at the same percentages as the purchase payments being made. There is a separate subaccount which corresponds to each class of each fund of the series. You may change your allocation without penalty or charges. Shares of the funds will be sold at net asset value with no initial sales charge to the VAA in order to fund the contracts. The funds are required to redeem fund shares at net asset value upon our request. We reserve the right to add, delete or substitute funds.


MF investment advisers


The investment advisers of the funds are:



American Funds Insurance Series is managed by Capital Research and Management Company.



AIM Variable Insurance Funds, Inc. ("AIM V.I. Funds"), managed by AIM Advisors, Inc.



Alliance Variable Products Series Fund is managed by Alliance Capital Management, L.P.



Delaware VIP Trust is managed by Delaware Management Company. Delaware VIP Global Bond Series is managed by Delaware International Advisers, Ltd.



Fidelity Variable Insurance Product Fund and Fidelity Variable Insurance Product Fund II are managed by Fidelity Investments.



Janus Aspen Series Worldwide Growth Fund is managed by Janus Capital Management, LLC.





Lincoln National Aggressive Growth Fund and Lincoln National Global Asset Allocation Fund are managed by Delaware Management Company* and sub-advised by Putnam Investment Management.



Lincoln National Bond Fund, Lincoln National Managed Fund and Lincoln National Money Market Fund are managed by Delaware Management Company.*



Lincoln National Capital Appreciation Fund is managed by Delaware Management Company* and sub-advised by Janus Capital Management, LLC.





Lincoln National Equity Income Fund is managed by Delaware Management Company* and sub-advised by Fidelity Management Trust Co.



Lincoln National Growth and Income Fund is managed by Delaware Management Company* and sub-advised by Goldman Sachs Asset Management. It is anticipated that the subadviser may change. If a change is made, you will be notified by supplement to the Lincoln National Growth and Income Fund Prospectus





Lincoln National International Fund is managed by Delaware Management Company* and sub-advised by Delaware International Advisers, Ltd.



Lincoln National Social Awareness Fund and Lincoln National Special Opportunities Fund are managed by Delaware Management Company.**



MFS(R) Variable Insurance Trust* is managed by Massachusetts Financial Services Company.





Neuberger Berman Advisors Management Trust is managed by Neuberger Berman Management, Inc. and sub-advised by Neugerber Berman, LLC



Putnam Variable Trust is managed by Putnam Investment Management, LLC.



Scudder Asset Management VIT Funds are managed by Deutsche Asset Management.



Wells Fargo Variable Trust Funds, managed by Wells Fargo Funds Management, LLC.



* Delaware Management Company is a series of Delaware Management Business Trust, a registered investment adviser. Prior to May 1, 2002, the Fund was advised by Delaware Lincoln Investment Advisers, which is another series of the Trust and part of the same investment advisory firm.



** Delaware Management Company is a series of Delaware Management Business
   Trust, a registered investment adviser. Prior to May 1, 2002, the Fund was advised by Vantage Investment Advisers, which is another series of the Trust and part of the same investment advisory firm.


Additional information regarding the investment advisers to each of the funds may be found in the prospectuses for the funds enclosed in this booklet.

As compensation for their services to the fund, the investment advisers receive a fee from the fund, which is accrued daily and paid monthly. This fee is based on the net assets of each fund, as defined under the Purchase and Redemption of Shares, in the prospectus for the fund.

With respect to a fund, the adviser and/or distributor, or an affiliate thereof, may compensate Lincoln Life (or an affiliate) for administrative, distribution, or other services. We also may receive 12b-1 fees from funds. Some funds may compensate us more than other funds. It is anticipated that such compensation will be based on assets of the particular fund attributable to the contracts along with certain other variable contracts issued or administered by Lincoln Life (or an affiliate). As of the date of this Prospectus, we were receiving compensation from each fund company.

Description of the funds
Certain funds offered as part of this contract have similar investment objectives and policies to other portfolios managed by the adviser. The investment results of the funds, however, may be higher or lower than the other portfolios that are managed by the adviser. There can be no assurance, and no representation is made, that the investment results of any of the funds will be comparable to the investment results of any other portfolio managed by the adviser.


Following are brief summaries of the investment objectives and policies of the funds. Each fund may be subject to certain investment policies and restrictions which may not be changed without a majority vote of shareholders of that fund. More detailed information may be obtained from the current prospectuses for the funds, which are included in this booklet. You should read each fund prospectus carefully before investing. Please be advised that there is no assurance that any of the funds will achieve their stated objectives.




AFIS Growth-Income Fund: The fund seeks to make your investment grow and provide you with income over time by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends. The fund is designed for investors seeking both capital appreciation and income.


AFIS Growth Fund: The fund seeks to make your investment grow over time by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. The Fund is designed for investors seeking capital appreciation through stocks. Investors in the Fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.


AFIS International Fund: The fund seeks to make your investment grow over time by investing primarily in common stocks of companies located outside the United States. The Fund is designed for investors seeking capital appreciation through stocks. Investors in the Fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.


AIM V.I. International Growth Fund (formerly AIM International Equity Fund) (Series I): Seeks to provide long-term growth of capital.



AIM V.I. Premier Equity Fund (formerly AIM Value Fund) (Series I): Seeks to achieve long-term growth of capital. Income is a secondary objective.



AllianceBernstein Small Cap Value Portfolio: Seeks long-term growth of capital. The portfolio invests primarily in a diversified portfolio of equity securities of companies with relatively small market capitalizations. Under normal circumstances, the portfolio will invest at least 65% of its total assets in these types of securities. The portfolio's investment policies emphasize investment in companies that are determined to be undervalued, using a fundamental value approach.



Alliance Technology Series Portfolio: The fund seeks to emphasize growth of capital and invests for capital appreciation. Current income is only an incidental consideration. The portfolio may seek income by writing listed call options. The portfolio invests primarily in securities of companies expected to benefit from technological advances and improvements (i.e., companies that use technology extensively in the development of new or improved products or processes.



Delaware VIP Large Cap Value Series (formerly DGPF Growth & Income Series) (Standard Class): Seeks capital appreciation with current income as a secondary objective. Under normal circumstances, at least 80% of the Series' net assets will be in investments of large cap companies. Management considers buying a stock when they believe it is undervalued and has the potential to increase in price as the market realizes its true value.



Delaware VIP REIT Series (formerly DGPF-REIT Series) (Standard Class): Seeks to achieve maximum long-term total return with capital appreciation as a secondary objective. Under normal circumstances, the Series will invest at least 80% of its net assets in investments of real estate investment trusts (REITs)



Delaware VIP Small Cap Value Series (formerly DGPF-Small Cap Value Series) (Service Class): Seeks capital appreciation by investing primarily in stocks of companies whose market values appear low relative to underlying value or future earnings and growth potential. Under normal circumstances, at least 80% of the Series' net assets will be in investments of small cap companies.



Delaware VIP Trend Series (formerly DGPF-Trend Series) (Standard Class): Seeks long-term capital appreciation by investing primarily in stocks of small growth oriented or emerging companies that, in the management team's view, are responsive to changes within the marketplace and have the fundamental characteristics to support continued growth.




Fidelity(R) VIP Contrafund(R) Fund: The fund seeks long-term capital appreciation by investing primarily in securities of companies whose value the adviser believes is not fully recognized by the public.

Fidelity(R) VIP Growth Fund: The fund seeks to achieve long-term capital appreciation. The Portfolio normally purchases common stock.


Janus AS Worldwide Growth Fund: The fund seeks long-term growth of capital in a manner consistent with the preservation of capital by investing primarily in common stocks of companies of any size throughout the world. The Portfolio normally invests in issuers from at least five different countries, including the U.S. The Portfolio may at times invest in fewer than five countries or even a single country.


Lincoln National Aggressive Growth Fund: The fund seeks to maximize capital appreciation. The fund invests in stocks of smaller, lesser-known companies which have a chance to grow significantly in a short time.

Lincoln National Bond Fund: The fund seeks maximum current income consistent with prudent investment strategy. The fund invests primarily in medium- and long-term corporate and government bonds.

Lincoln National Capital Appreciation Fund: The fund seeks long-term growth of capital in a manner consistent with preservation of capital. The fund primarily buys stocks in a large number of companies of all sizes if the companies are competing well and if their products or services are in high demand. It may also buy some money market securities and bonds, including junk bonds.

Lincoln National Equity-Income Fund: The fund seeks reasonable income by investing primarily in income-producing equity securities. The fund invests mostly in high-income stocks and some high-yielding bonds (including junk bonds).

Lincoln National Global Asset Allocation Fund: The fund seeks long-term total return consistent with preservation of capital. The fund allocates its assets among several categories of equity and fixed-income securities, both of U.S. and foreign issuers.

Lincoln National Growth and Income Fund: The fund seeks long-term capital appreciation. Dividend income is a secondary consideration. The fund seeks this objective through a broadly diversified portfolio of equity securities of large-cap U.S. companies that are expected to have better prospects for earnings growth than the growth rate of the general domestic economy.

Lincoln National International Fund: The fund seeks long-term capital appreciation. The fund trades in securities issued outside the United States--mostly stocks, with an occasional bond or money market security.

Lincoln National Managed Fund: The fund seeks maximum long-term total return (capital gains plus income) consistent with prudent investment strategy. The fund invests in a mix of stocks, bonds, and money market securities.

Lincoln National Money Market Fund: The fund seeks maximum current income consistent with the preservation of capital. The fund invests in high quality short-term obligations issued by U.S. corporations; the U.S. Government; and federally-chartered banks and U.S. branches of foreign banks.

Lincoln National Social Awareness Fund: The fund seeks long-term capital appreciation. The fund buys stocks of established companies which adhere to certain specific social criteria.

Lincoln National Special Opportunities Fund: The fund seeks maximum capital appreciation. The fund primarily invests in mid-size companies whose stocks have significant growth potential. Current income is a secondary consideration.

MFS(R) Variable Trust Capital Opportunities Series: Seeks capital appreciation.


MFS(R) Variable Trust Total Return Series: Seeks mainly to provide above average-income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital, and secondary to provide a reasonable opportunity for growth of capital and income.


MFS(R) Variable Trust Utilities Series: The fund seeks capital growth and current income (income above that available for a portfolio invested entirely in equities securities).


Neuberger Berman AMT Mid-Cap Growth Fund: Seeks growth of capital by investing primarily in common stocks of mid-capitalization companies, using a growth-oriented investment approach.


Neuberger Berman AMT Regency Portfolio: Seeks growth of capital by investing mainly in common stocks of mid-capitalization companies. The Portfolio seeks to reduce risk by diversifying among different companies and industries.


Putnam Health Sciences Fund: The fund seeks capital appreciation by investing primarily in common stocks of the companies in the health sciences industry.





Scudder VIT Equity 500 Index Fund (formerly Deutsche VIT Equity 500 Index
Fund): The fund seeks to match, as closely as possible, before expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index), which emphasizes stocks of large U.S. companies.



Scudder VIT Small Cap Index Fund (formerly Deutsche VIT Small Cap Index Fund):
The fund seeks to match, as closely as possible, before expenses, the performance of the Russell 2000 Small Stock Index (the Russell 2000 Index), which emphasizes stocks of small U.S. companies.



On or about May 21, 2002 three additional investment options will be available under the Contracts. They are listed below:



Wells Fargo Equity Income Fund: Seeks long-term capital appreciation and above-average dividend income by investing in the common stocks of large domestic companies that have above-average return potential.



Wells Fargo Large Company Growth Fund: Seeks long-term capital appreciation by investing in large domestic companies that appear to have superior growth potential.



Wells Fargo Small Cap Growth Fund: Seeks long-term capital appreciation by investing in the common stocks of domestic and foreign companies that appear to have above-average prospects for capital growth, or that may be involved in new or innovative products, services and processes.




Fund shares
We will purchase shares of the funds at net asset value and direct them to the appropriate subaccounts of the VAA. We will redeem sufficient shares of the appropriate funds to pay annuity payouts, death benefits, surrender/withdrawal proceeds or for other purposes described in the contract. If you want to transfer all or part of your investment from one subaccount to another, we may redeem shares held in the first and purchase shares of the other. Redeemed shares are retired, but they may be reissued later.

Shares of the funds are not sold directly to the general public. They are sold to Lincoln Life, and may be sold to other insurance companies, for investment of the assets of the subaccounts established by those insurance companies to fund variable annuity and variable life insurance contracts.

When a fund sells any of its shares both to variable annuity and to variable life insurance separate accounts, it is said to engage in mixed funding. When a fund sells any of its shares to separate accounts of unaffiliated life insurance companies, it is said to engage in shared funding.

The funds currently engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various contractowners participating in a fund could conflict. Each of the funds' Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectus for the funds.

Reinvestment of dividends and capital gain distributions
All dividend and capital gain distributions of the funds are automatically reinvested in shares of the distributing funds at their net asset value on the date of distribution. Dividends are not paid out to contractowners as additional units, but are reflected as changes in unit values.

Addition, deletion or substitution of investments

We reserve the right, within the law, to add, delete and substitute funds within the VAA. We may also add, delete, or substitute funds only for certain classes of contractowners. New or substitute funds may have different fees and expenses, and may only be offered to certain classes of contractowners.




Substitutions may be made with respect to existing investments or the investments of future purchase payments, or both. We may close subaccounts to allocations of purchase payments or contract value, or both, at any time in our sole discretion. The funds, which sell their shares to the subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the subaccounts.

Substitutions might also occur if shares of a fund should no longer be available, or if investment in any fund's shares should become inappropriate, in the judgment of our management, for the purposes of the contract, or for any other reason in our sole discretion. We will not substitute shares of one fund for another without any necessary approval by the SEC. We will also provide you advance written notice.

Charges and other deductions


We will deduct the charges described below to cover our costs and expenses, services provided and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. More particularly, our administrative services include: processing applications for and issuing the contracts, processing purchases and redemptions of fund shares as required (including dollar cost averaging, cross-reinvestment, portfolio rebalancing, and automatic withdrawal services--See Additional services and the SAI for more information about these programs.), maintaining records, administering annuity payouts, furnishing accounting and valuation services (including the calculation and monitoring of daily subaccount values), reconciling and depositing cash receipts, providing contract confirmations, providing toll-free inquiry services and furnishing telephone and internet fund transfer services. The risks we assume include: the risk that annuitants receiving annuity payouts under contract live longer than we assumed when we calculated our guaranteed rates (these rates are incorporated in the contract and cannot be changed); the risk that death benefits paid will exceed the actual contract value; the risk that more owners than expected will qualify for waivers of the contingent deferred sales charge; and the risk that our costs in providing the services will exceed our revenues from contract charges (which we cannot change). The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the description of the charge. For example, the contingent deferred sales load collected may not fully cover all of the sales and distribution expenses actually incurred by us. Any remaining expenses will be paid from our general account which may consist, among other things, of proceeds derived from mortality and expense risk charges deducted from the account. We may profit from one or more of the fees and charges deducted under the contract. We may use these profits for any corporate purpose, including financing the distribution of the contracts.


Deductions from the VAA for Multi-Fund 5
We deduct from the VAA an administrative charge, computed daily, which is equal to an annual rate of 0.15%. We also deduct from the VAA a mortality and expense risk charge, computed daily, which is equal to an annual rate as follows:

                    Annual Rate       Contract Option
                    ----------------------------------------
                       0.85%... Contract Value Death Benefit
                       1.15%... EGMDB
                       1.60%... EGMDB with Bonus Credit
                       1.80%... EEB Rider with Bonus Credit

Surrender charge
A surrender charge applies (except as described below) to surrenders and withdrawals of purchase payments that have been invested for the periods indicated as follows:

For the Contract Value Death Benefit and EGMDB contract options:

                                    Number of contract anniversaries
                                    since purchase payment was invested
          --------------------------------------------------------------
                                    Less than    At least
                                    1 year       1  2  3  4  5  6  7+
          Surrender charge as a
           percentage of the
           surrendered or withdrawn
           purchase payment         7%           6  5  4  3  2  1  0

For the EGMDB with Bonus Credit and EEB Rider with Bonus Credit Contract
Options:


                                    Number of contract anniversaries
                                    since purchase payment was invested
          --------------------------------------------------------------
                                    Less than    At least
                                    1 year       1  2  3  4  5  6  7+
          Surrender charge as a
           percentage of the
           surrendered or withdrawn
           purchase payments        8%           7  6  5  4  3  2  0


A surrender charge does not apply to:

 1.A surrender or withdrawal of purchase payments that have been invested at least seven full contract years.

 2.Withdrawals of contract value during a contract year to the extent that the total contract value withdrawn during the current contract year does not exceed the free amount which is equal to 15% of the total purchase payments;

 3.A surrender or withdrawal of any purchase payments as a result of the onset of a permanent and total disability of the contractowner as defined in
   Section 22(e)(3) of the tax code, after the effective date of the contract and before the 65th birthday of the contractowner. For contracts issued in the State of New Jersey, a different definition of permanent and total disability applies. If a contract option with a bonus credit is selected, purchase payments must be invested for at least twelve months before this provision will apply.

 4.When the surviving spouse assumes ownership of the contract as a result of the death of the original owner;

 5.A surrender or withdrawal of any purchase payments as a result of admittance of the contractowner to an accredited nursing home or equivalent health care facility, where the admittance into the nursing home occurs after the effective date of the contract and the owner has been confined for at least 90 consecutive days. If a contract option with a bonus credit is selected, purchase payments must be invested for at least twelve months before this provision will apply.

 6.A surrender or withdrawal of any purchase payments as a result of the diagnosis of a terminal illness of the contractowner. The diagnosis must occur after the effective date of the contract and result in a life expectancy of less than one year as determined by a qualified professional medical practitioner. If a contract option with a bonus credit is selected, purchase payments must be invested for at least twelve months before this provision will apply.

 7.A surrender of the contract as a result of the death of the contractowner, joint owner, if applicable, or annuitant. However if an annuitant is changed for any reason other than death of a prior annuitant the surrender charge is not waived. See The contracts--Death benefit before annuity commencement date.

 8.A surrender of bonus credits and persistency credits.


 9.Contract value applied to calculate the benefit amount under any annuity payout option made available by Lincoln Life. If a contract option with a bonus credit is selected, purchase payments must be invested for at least twelve months before this provision will apply. (This does not apply if the I-4Life/SM/ Advantage option is selected).


10.Periodic payments made under any annuity payout option made available by Lincoln Life.


11.Regular income payments made under any I-4Life/SM/ Advantage option.


For purposes of calculating the surrender charge on withdrawals, Lincoln Life assumes that:

a.The free amount will be withdrawn from purchase payments on a "first in-first out" (FIFO) basis.

b.Prior to the seventh anniversary of the contract, any amount withdrawn above the free amount during a contract year will be withdrawn in the following order:

  1.from purchase payments (on a FIFO basis) until exhausted; then

  2.from earnings until exhausted; then

  3.from any applicable bonus credits.

c.On or after the seventh anniversary of the contract, any amount withdrawn above the free amount during a contract year will be withdrawn in the following order:

  1.from purchase payments (on a FIFO basis) to which a surrender charge no longer applies until exhausted; then

  2.from earnings and any applicable persistency credits until exhausted; then

  3.from any applicable bonus credits attributable to purchase payments to which a surrender charge no longer applies until exhausted; then

  4.from purchase payments (on a FIFO basis) to which a surrender charge still applies until exhausted; then

  5.from any applicable bonus credits attributable to purchase payments to which a surrender charge still applies.


We apply the surrender charge as a percentage of purchase payments, which means that you would pay the same surrender charge at the time of surrender regardless of whether our contract value has increased or decreased. The surrender charge is calculated separately for each contract year's purchase payments to which a charge applies. The surrender charges associated with surrender or withdrawal are paid to us to compensate us for the loss we experience on contract distribution costs when contractowners surrender or withdraw before distribution costs have been recovered.


If the contractowner is a corporation or other non-individual (non-natural person), the annuitant or joint annuitant will be considered the contractowner or joint owner for purposes of determining when a surrender charge does not apply.

Deductions for premium taxes
Any premium tax or other tax levied by any governmental entity as a result of the existence of the contracts or the VAA will be deducted from the contract value when incurred, or at another time of our choosing.

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax ranges from zero to 5.0%.

Other charges and deductions

Charges may also be imposed during the regular income and annuity payout period. See I-4Life/SM/ Advantage (IRA) and (Non-Qualified) and Annuity payouts.


There are additional deductions from and expenses paid out of the assets of the funds that are described elsewhere in this booklet and in the prospectuses for the funds respectively. Among these deductions and expenses are 12b-1 fees which reimburse Lincoln Life for certain expenses incurred in connection with certain administrative and distribution support services provided to the funds.

Additional information
The administrative and surrender charges described previously may be reduced or eliminated for any particular contract. However, these charges will be reduced only to the extent that we anticipate lower distribution and/or administrative expenses, or that we perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges. Lower distribution and administrative expenses may be the result of economies associated with (1) the use of mass enrollment procedures, (2) the performance of administrative or sales functions by the employer, (3) the use by an employer of automated techniques in submitting deposits or information related to deposits on behalf of its employees or (4) any other circumstances which reduce distribution or administrative expenses. The exact amount of administrative and surrender charges applicable to a particular contract will be stated in that contract.

The contracts

Purchase of contracts
If you wish to purchase a contract, you must apply for it through a sales representative authorized by us. The completed application is sent to us and we decide whether to accept or reject it. If the application is accepted, a contract is prepared and executed by our legally authorized officers. The contract is then sent to you through your sales representative. See Distribution of the contracts.


When a completed application and all other information necessary for processing a purchase order is received at our Home Office, an initial purchase payment and any corresponding bonus credit will be priced no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold the initial purchase payment for no more than five business days. If the incomplete application cannot be completed within those five days, you will be informed of the reasons, and the purchase payment will be returned immediately. Once the application is complete, the initial purchase payment and any corresponding bonus credit must be priced within two business days.


Who can invest
To apply for a contract, you must be of legal age in a state where the contracts may be lawfully sold and also be eligible to participate in any of the qualified or nonqualified plans for which the contracts are designed. The contractowner, joint owner and annuitant cannot be older than age 90 (or older than age 81 for IRAs in Pennsylvania).


If you are purchasing the contract through a tax-favored arrangement, including traditional IRAs and Roth IRAs, you should consider carefully the costs and benefits of the contract (including annuity income benefits) before purchasing the contract, since the tax-favored arrangement itself provides tax-sheltered growth.

Replacement of existing insurance


Careful consideration should be given prior to surrendering or withdrawing money from an existing insurance contract. Surrender charges may be imposed on your existing contract and/or a new surrender charge period may be imposed with the purchase of or transfer into a new contract. An investment representative or tax adviser should be consulted prior to making an exchange. Cash surrenders from an existing contract may be subject to tax.


Contract options
At the time you purchase your contract, you must choose one of the following contract options:

1.Contract Value Death Benefit;
2.EGMDB;
3.EGMDB with Bonus Credit; or
4.EEB Rider with Bonus Credit.

The following table sets forth the features offered under each contract option.

                                                          EEB
                                    Contract       EGMDB  Rider
                                    Value          With   with
                                    Death          Bonus  Bonus
                                    Benefit  EGMDB Credit Credit
                                    -------- ----- ------ ------
               Contract Value death
                 benefit               X
               EGMDB                           X     X
               EEB Rider                                    X
               BONUS CREDITS                         X      X

Each contract option has separate charges, including different mortality and expense risk charges and surrender charges. The Contract Value Death Benefit Contract Option imposes the lowest charges under the contract, while the EEB Rider with Bonus Credit Contract Option has the highest charges. See Charges and other deductions.

Contract options offering the EEB Rider are not available if the oldest contractowner, joint owner (if applicable), or annuitant is age 76 or older at the time the EEB Rider would become effective.

For a discussion of the different death benefits offered under each contract option, see The contracts--Death benefit before the annuity commencement date.

If you elect a contract option that offers bonus credits, we will credit an additional amount to your contract (a bonus credit) each time you make a purchase payment, equal to 3% of that purchase payment. See The contracts--Bonus credits.

Before choosing a contract option, you should consider your expectations and needs, and carefully think about the different charges and death benefits offered under each contract option. You should also consider whether bonus credits are appropriate for you. We encourage you to talk with your financial advisor to determine the contract option that best meets your needs.

If you do not select a contract option, your contract will be issued with the Contract Value Death Benefit
Contract Option.

Purchase payments
Purchase payments are payable to us at a frequency and in an amount selected by you in the application. The minimum initial purchase payment is $25,000. The minimum annual amount for additional purchase payments is $300. The minimum payment to the contract at any one time must be at least $100 ($25 if transmitted electronically). Purchase payments to the fixed side of the contract must be at least $300. Purchase payments in total may not exceed $2 million without Lincoln Life approval. If you stop making purchase payments, the contract will remain in force as a paid-up contract. However, we may terminate the contract as allowed by your state's non-forfeiture law for individual deferred annuities. Purchase payments may be made or, if stopped, resumed at any time until the annuity commencement date, the surrender of the contract, or the death of the contractowner, whichever comes first. Lincoln Life reserves the right to limit purchase payments made to the contract.

Bonus credits
The following discussion on bonus credits applies only to the following contract options:

1.EGMDB with Bonus Credit; and
2.EEB Rider with Bonus Credit.

In some states, the term bonus credit may be referred to as value enhancement or a similar term in the contract.

For each purchase payment made into the contract, Lincoln Life will credit the contract with a bonus credit. The amount of the bonus credit will be added to the value of the contract at the same time and allocated in the same percentage as the purchase payment. The amount of the bonus credit is calculated as 3% of the purchase payment made.

Lincoln Life offers contract options that do not offer bonus credits. The contract options that do offer bonus credits assess additional fees and charges that are used to fully or partially recoup bonus credits paid into the contract by Lincoln Life when purchase payments are made. Contract options that do not offer bonus credits and have lower fees and charges may provide larger cash surrender values than these contract options with bonus credits, depending on the performance of the owner's chosen subaccounts. We encourage you to talk with your financial advisor and determine which annuity contract option is most appropriate for you.

Persistency credits
The following discussion on persistency credits applies only to the following contract options:

1.EGMDB with Bonus Credit; and

2.EEB Rider with Bonus Credit.

Contractowners electing one of the above listed contract options will also receive a persistency credit on a quarterly basis after the seventh contract anniversary. The amount of the persistency credit is calculated by multiplying the contract value, less any purchase payments that have not been invested in the contract for at least 7 years, by an annual rate of 0.45%. This persistency credit will be allocated quarterly to the variable subaccounts and the fixed account in proportion to the contract value in each variable subaccount and fixed account at the time the persistency credit is paid into the contract.

There is no additional charge to receive this persistency credit, and in no case will the persistency credit be less than zero.

Valuation date
Accumulation and annuity units will be valued once daily at the close of trading (normally, 4:00 p.m., New York time) on each day the New York Stock Exchange is open (valuation date). On any date other than a valuation date, the accumulation unit value and the annuity unit value will not change.

Allocation of purchase payments and bonus credits
Purchase payments allocated to the variable account are placed into the VAA's subaccounts, each of which invests in shares of the class of its corresponding fund, according to your instructions. If you elect a contract option that offers bonus credits, corresponding bonus credits will be allocated to the subaccount(s) and/or the fixed side of the contract in the same proportion in which you allocate purchase payments.


The minimum amount which can be put into any one subaccount is $300. Upon allocation to a subaccount, purchase payments and any applicable bonus credits are converted into accumulation units. The number of accumulation units credited is determined by dividing the amount allocated to each subaccount by the value of an accumulation unit for that subaccount on the valuation date on which the purchase payment is received at our home office if received before 4:00 p.m., New York time. If the purchase payment is received at or after 4:00 p.m., New York time, we will use the accumulation unit value computed on the next valuation date. Please note: If you submit your purchase payment to your agent, we will not begin processing the purchase payment until we receive it from your agent's broker-dealer. The number of accumulation units determined in this way is not changed by any subsequent change in the value of an accumulation unit. However, the dollar value of an accumulation unit will vary depending not only upon how well the underlying fund's investments perform, but also upon the expenses of the VAA and the underlying funds.


Valuation of accumulation units

Purchase payments and bonus credits allocated to the VAA are converted into accumulation units. This is done by dividing the amount allocated by the value of an accumulation unit for the valuation period during which the purchase payments and bonus credits are allocated to the VAA. The accumulation unit value for each subaccount was or will be established at the inception of the subaccount. It may increase or decrease from valuation period to valuation period. Accumulation unit values are affected by investment performance of the funds, expenses, and deduction of certain charges. The accumulation unit value for a subaccount for a later valuation period is determined as follows:


(1)The total value of the fund shares held in the subaccount is calculated by multiplying the number of fund shares owned by the subaccount at the beginning of the valuation period by the net asset value per share of the fund at the end of the valuation period, and adding any dividend or other distribution of the fund if an ex-dividend date occurs during the valuation period; minus

(2)The liabilities of the subaccount at the end of the valuation period; these liabilities include daily charges imposed on the subaccount, and may include a charge or credit with respect to any taxes paid or reserved for by us that we determine result from the operations of the VAA; and

(3)The result is divided by the number of subaccount units outstanding at the beginning of the valuation period.

The daily charges imposed on a subaccount for any valuation period are equal to the daily mortality and expense risk charge and the daily administrative charge multiplied by the number of calendar days in the valuation period. Because a different daily charge is imposed for each of the contract options, each of the four types of contract options will have different corresponding accumulation unit values on any given day.

Transfers between subaccounts on or before the annuity commencement date
After the first thirty days from the effective date of the contract, you may transfer all or a portion of your investment from one subaccount to another. A transfer involves the surrender of accumulation units in one subaccount and the purchase of accumulation units in the other subaccount. A transfer will be done using the respective accumulation unit values determined at the end of the valuation date on which the transfer request is received.

Transfers (within and/or between the variable and the fixed account) are limited to twelve (12) times per contract year, unless otherwise authorized by Lincoln Life. This limit does not apply to transfers made under the automatic transfer programs of dollar cost averaging, portfolio rebalancing, or cross-reinvestment programs elected on forms available from us. (See Additional services and the SAI for more information on these programs.) We may require that the minimum amount which may be transferred between subaccounts is $300

(or the entire amount in the subaccount, if less than $300). If the transfer from a subaccount would leave you with less than $300 in the subaccount, we may transfer the total balance of the subaccount.

A transfer request may be made to our home office using written, telephone or electronic instructions, if the appropriate authorization is on file with us. In order to prevent unauthorized or fraudulent transfers, we may require certain identifying information before we will act upon instructions. We may also assign the contract- owner a Personal Identification Number (PIN) to serve as identification. We will not be liable for following instructions we reasonably believe are genuine. Telephone requests will be recorded and written confirmation of all transfer requests will be mailed to the contractowner on the next valuation date.

Please note that the telephone and/or electronic devices may not always be available. Any telephone or electronic device, whether it is yours, your service provider's, or your agent's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to limit these problems at Lincoln Life, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our home office.

Requests for transfers will be processed on the valuation date that they are received when they are received in our customer service center before the end of the valuation date (normally, 4 p.m. New York time).

When thinking about a transfer of contract value, you should consider the inherent risk involved. Frequent transfers based on short-term expectations may increase the risk that a transfer will be made at an inopportune time. This contract is not designed for professional market timing organizations or other entities using programmed and frequent transfers.

Repeated patterns of frequent transfers are disruptive to the operation of the subaccounts, and should Lincoln Life become aware of such disruptive practices, Lincoln Life may refuse to permit such transfers.

Transfers may be delayed as permitted by the 1940 Act.

Transfers to and from the general account on or before the annuity commencement date
After the first thirty days from the effective date of your contract, you may transfer all or any part of the contract value from the subaccount(s) to the fixed side of the contract. The minimum amount which can be transferred to the fixed side is $300 or the total amount in the subaccount, if less than $300. However, if a transfer from a subaccount would leave you with less than $300 in the subaccount, we may transfer the total amount to the fixed side.

You may also transfer part of the contract value from the fixed side of your contract to the various subaccount(s) subject to the following restrictions:
(1) the sum of the percentages of fixed value transferred is limited to 25% of the value of the fixed account in any 12 month period; and (2) the minimum amount which can be transferred is $300 or the amount in the fixed account.

These transfers cannot be elected more than twelve times (within and/or between the variable and the fixed account) every contract year. We reserve the right to waive these restrictions. These restrictions do not apply to transfers made under the automatic transfer programs of dollar cost averaging, portfolio rebalancing or cross-reinvestment programs elected on forms available from us. See Additional services and the SAI for more information on these programs.

Transfers after the annuity commencement date

If you select an I-4Life/SM/ Advantage option your transfer rights and restrictions for the variable subaccounts are the same as they were on or before the annuity commencement date, except that no money may be transferred to the fixed side of the contract.



If you do not select an I-4Life/SM/ Advantage option, you may transfer all or a portion of your investment in one subaccount to another subaccount in the VAA or to the fixed side of the contract. Those transfers will be limited to three times per contract year. You may also transfer from a variable annuity payment to a fixed annuity payment. No transfers are allowed from the fixed side of the contract to the subaccounts.




Additional services
There are four additional services available to you under your contract: dollar-cost averaging (DCA), automatic withdrawal service (AWS), cross-reinvestment service and portfolio rebalancing. In order to take advantage of one of these services, you will need to complete the election form for the service that is available from us. For further detailed information on these services, please see Additional services in the SAI.


Dollar-cost averaging allows you to transfer amounts from the fixed account or certain variable subaccounts into the variable subaccounts on a monthly basis. Upon receipt of an additional purchase payment allocated to the DCA program, the existing program duration will be extended to reflect the end date of the new DCA program. However, the existing interest crediting rate will not be extended. The existing interest crediting rate will expire at its originally scheduled expiration date and the money remaining in the DCA account from the original as well as the additional purchase payments will be credited with interest at the standard DCA rate at the time.




The automatic withdrawal service (AWS) provides for an automatic periodic withdrawal of your contract value.

The cross-reinvestment service allows you to automatically transfer the account value in a designated variable subaccount that exceeds a baseline amount to another specific variable subaccount at specific intervals.

Portfolio rebalancing is an option that restores to a pre-determined level the percentage of contract value allocated to each variable account subaccount. The rebalancing may take place monthly, quarterly, semi-annually or annually.

Death benefit before the annuity commencement date
You may designate a beneficiary during your lifetime and change the beneficiary by filing a written request with our home office. Each change of beneficiary revokes any previous designation. We reserve the right to request that you send us the contract for endorsement of a change of beneficiary. You may pre-select an annuity payout option as a method of paying the death benefit to a beneficiary. If you do, the beneficiary cannot change this payout option.

Upon the death of the contractowner, a death benefit will be paid to the beneficiary. Upon the death of a joint owner, the death benefit will be paid to the surviving joint owner. Upon the death of an annuitant who is not the contractowner or joint owner, a death benefit may be paid to the contractowner (and joint owner, if applicable, in equal shares). If the contractowner is a corporation or other non-individual (non-natural person), the death of the annuitant will be treated as death of the contractowner. Only the contract value as of the day Lincoln Life approves the payment of the claim is available on the death of the contractowner or joint owner, if the contractowner or joint owner was changed subsequent to the effective date of this contract unless the change occurred because of the death of the prior contractowner or joint owner.


If an annuitant who is not the contractowner or joint owner dies, then the contingent annuitant, if named, becomes the annuitant and no death benefit is payable on the death of the annuitant. If no contingent annuitant is named, the contractowner (or younger of joint owners) becomes the annuitant. Alternatively, a death benefit may be paid to the contractowner (and joint owner, if applicable, in equal shares), provided the annuitant named on this contract has not been changed (except within the first 30 days after the contract is issued or upon the death of a prior annuitant).



Notification of the election of this death benefit must be received by Lincoln Life within 75 days of the death of the annuitant. The contract terminates when any death benefit is paid due to the death of the annuitant. Only the Contract Value Death Benefit is available on the death of the annuitant if the annuitant has been changed subsequent to the effective date of this contract unless the change occurred during the first 30 days subsequent to the effective date of the contract, or because of the death of a prior annuitant.


Notwithstanding any provision of this contract to the contrary, the payment of death benefits provided under this contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death benefits may be taxable. See Federal tax matters.

Contract value death benefit

If you elect the Contract Value Death Benefit contract option, Lincoln Life will pay a death benefit equal to the contract value on the valuation date the death benefit is approved by Lincoln Life for payment.


Enhanced Guaranteed Minimum Death Benefit (EGMDB)



The death benefit, if you elect a contract option with the EGMDB, will be equal to the greatest of: (1) the contract value as of the day on which Lincoln Life approves the payment of the claim; (2) the sum of all purchase payments less the sum of all withdrawals, including any applicable charges, and premium taxes incurred, if any; or (3) the highest contract value which the contract attains on any contract anniversary (including the inception date) (determined before the allocation of any purchase payments on that contract anniversary) prior to the 81/st birthday of the deceased and prior to the death of the contractowner, joint owner (if applicable) or annuitant, for whom a death claim is approved for payment. The highest contract value is increased by purchase payments and is decreased by partial withdrawals, including any applicable charges, and any premium taxes incurred on or subsequent to the contract anniversary on which the highest contract value is obtained. /




Estate Enhancement Benefit Rider ("EEB Rider")
The amount of death benefit payable under the EEB Rider with Bonus Credit Contract Option is the greatest of the following four amounts:

1.The contract value on the valuation date the death benefit is approved by Lincoln Life for payment.

2.The sum of all purchase payments, minus all withdrawals, including any applicable charges, and premium taxes incurred, if any.

3.The highest contract value which the contract attains on any contract anniversary (including the inception date) (determined before the allocation of any purchase payments on that contract anniversary) prior to the 81st birthday of the deceased contractowner, joint owner (if applicable), or annuitant and prior to the death of the contractowner, joint owner or annuitant for whom a death claim is approved for payment. The highest contract value is increased by purchase payments made on or after that contract anniversary on which the highest contract value is obtained. It is decreased by partial withdrawals, including any applicable charges, and premium taxes incurred, if any, on or after that contract anniversary on which the highest contract value is obtained.

4.The contract value on the valuation date the death benefit is approved by Lincoln Life for payment plus an amount equal to the Enhancement Rate times the lesser of: (1) the contract earnings; or (2) the covered earnings limit. [Note: If there are no contract earnings, there will not be an amount provided under this item (4).]

The Enhancement Rate is based on the age of the oldest contractowner, joint owner (if applicable), or annuitant on the date when the Rider becomes effective. If the oldest is under age 70,the rate is 40%. If the oldest is age 70 to 75, the rate is 25%. Contract options offering the EEB Rider are not available if the oldest contractowner, joint owner (if applicable) or annuitant is age 76 or older at the time the Rider would become effective.

Contract earnings equals:

1.the contract value as of the date of death of the individual for whom a death claim is approved by Lincoln Life for payment; minus

2.the contract value as of the effective date of this Rider (determined before the allocation of any purchase payments on that date); minus

3.each purchase payment that is made to the contract on or after the effective date of the Rider, and prior to the date of death of the individual for whom a death claim is approved for payment; plus

4.the amount by which each withdrawal made on or after the effective date of the Rider, and prior to the date of death of the individual for whom a death claim is approved for payment, exceeded the contract earnings immediately prior to the withdrawal.

The covered earnings limit equals 200% of:

1.the contract value as of the effective date of this Rider (determined before the allocation of any purchase payments on that date); plus

2.each purchase payment that is made to the contract on or after the effective date of the Rider, and prior to the date of death of the individual for whom a death claim is approved for payment, and prior to the contract anniversary immediately preceding the 76th birthday of the oldest of to the contractowner, joint owner (if applicable) or annuitant; minus

3.the amount by which each withdrawal made on or after the effective date of the Rider and prior to the date of death of the individual for whom a death claim is approved for payment, exceeded the contract earnings immediately prior to the withdrawal.

The Estate Enhancement Benefit will not be paid if the contractowner, joint owner or annuitant is changed after the effective date of the Rider unless the change is the result of the surviving spouse continuing the contract. A change in contractowner, joint owner (if applicable), or annuitant will reduce the death benefit to the contract value for the new individual.


Contract options offering the EEB Rider may not be available in all states and are not currently available for contracts sold as IRAs or roth IRAs. Please check with your investment representative regarding availability. Contracts purchased before the EEB Rider becomes available in your state may add the Rider if it becomes available, but the request to add the Rider must be received by Lincoln Life within six months after state approval. Contracts purchased after the Rider becomes available in your state may only elect contract options offering the Rider at the time of purchase.


If you elect a contract option offering the EEB Rider after purchase, the EEB Rider will take effect as of the valuation date following our receipt of the election request, and we will begin deducting the charge for that contract option as of that date. Should you elect a contract option offering the EEB Rider at time of purchase the EEB Rider will take effect on the valuation date at time of issue and we will begin deducting the charge on that date.

As contract options offering this rider may not be available to all classes of contractowners, please contact your investment representative.




Accumulated Benefit Enhancement (ABE/SM) /


In addition to the death benefit offered under the contract, we also provide to eligible contractowners of non-qualified contracts an Accumulated Benefit Enhance- ment (ABE) Death Benefit option, if requested at the time of application, at no additional charge. You are eligible to receive the ABE Death Benefit if:



.. you are utilizing the proceeds of a variable annuity contract of an insurer not affiliated with Lincoln Life to purchase the contract. Prior contracts with loans or collateral assignments are not eligible for this benefit.



.. the cash surrender value of the prior contract(s) is at least $50,000 at the time of the surrender (amounts above $2,000,000 will require Lincoln Life approval);



.. all contractowners, joint owners and annuitants must be under the age of 76 as of the contract date (as shown in your contract) to select this benefit;



.. the contractowners, joint owners and annuitants of this contract must have been an owner(s) or annuitant of the prior contract(s);



.. the contractowner must also select one of the following death benefit options offered under the contract: the Enhanced Guaranteed Minimum Death Benefit or the Estate Enhancement Benefit death benefit.



Whenever this ABE Death Benefit is in effect, the death benefit amount will be the greater of the death benefit chosen under the contract and this ABE Death Benefit. Any death benefit will be paid in the manner defined within the contract (see the discussions on death benefits before the annuity commencement date and general death benefit information in the Prospectus).



Upon the death of any contractowner, joint owner or annuitant, the ABE Death Benefit will be equal to the sum of all purchase payments made under the new contract, plus the Enhancement Amount, minus all withdrawals, including any applicable charges and any premium tax incurred. However, if the death occurs in the first contract year, only 75% of the Enhancement Amount will be used to calculate the ABE Death Benefit.



The Enhancement Amount is equal to the excess of the prior contract's documented death benefit(s) over the actual cash surrender value received by Lincoln Life. However, Lincoln Life will impose a limit on the prior contract's death benefit equal to the lesser of:



(1)140% of the prior contract's cash value; or



(2)the prior contract's cash value plus $400,000.



In addition, if the actual cash surrender value received by Lincoln Life is less than 95% of the documented cash value from the prior insurance company, the prior contract's death benefit will be reduced proportionately according to the reduction in cash value amounts.



For the ABE Death Benefit to be effective, documentation of the death benefit and cash value from the prior insurance company must be provided to Lincoln Life at the time of the application. Lincoln Life will only accept these amounts in a format provided by the prior insurance company. Examples of this documentation include: the prior company's periodic customer statement, a statement on the prior company's letterhead, or a printout from the prior company's website. This documentation cannot be more than ninety (90) days old at the time of the application. You may provide updated documentation prior to the contract date if it becomes available from your prior company.



If more than one annuity contract is exchanged to Lincoln Life, the ABE Death Benefit will be calculated for each prior contract separately, and then added together to determine the total ABE Death Benefit.



Under the new contract, upon the death of any contractowner, joint owner or annuitant who was not a contractowner or annuitant on the effective date of the new contract, the ABE Death Benefit will be equal to the contract value under the new contract as of the date the death claim is approved by Lincoln Life for payment (unless the change occurred because of the death of a contractowner, joint owner or annuitant). If any contractowner, joint owner or annuitant is changed due to a death and the new contractowner, joint owner or annui- tant is age 76 or older when added to the contract, then the ABE Death Benefit for this new contractowner, joint owner or annuitant will be equal to the contract value as of the date the death claim is approved by Lincoln Life for payment.



The ABE Death Benefit will terminate on the earliest of:



(1)the valuation date the selected death benefit option of the contract is changed; or



(2)the annuity commencement date.



It is important to realize that this ABE Death Benefit will in many cases be less than the death benefit from your prior carrier. This is always true in the first year, when only 75% of the Enhancement Amount is available.



The ABE Death Benefit may not be available in all states. Please check with your investment representative regarding availability.






General death benefit information

The contract value death benefit, the EGMDB, the EEB Rider and the ABE death benefit option are separate death benefits, depending on the contract option you choose. These death benefits terminate if you elect an I-4Life/SM/ Advantage.



If there are joint owners, upon the death of the first contractowner, Lincoln Life will pay a death benefit to the surviving joint owner. The surviving joint owner will be treated as the primary, designated beneficiary. Any other beneficiary designation on record at the time of death will be treated as a contingent beneficiary. If the surviving joint owner is the spouse of the deceased joint owner he/she may continue the contract as sole contractowner. Upon the death of the spouse who continues the contract, Lincoln Life will pay a death benefit to the designated beneficiary(s).





If the beneficiary is the spouse of the contractowner, then the spouse may elect to continue the contract as the new contractowner. Should the surviving spouse elect to continue the contract a portion of the death benefit may be credited to the contract. Any portion of the death benefit that would have been payable (if the contract had not been continued) that exceeds the current contract value on the date the surviving spouse elects to continue will be added to the contract value. If the contract is continued in this way the death benefit in effect at the time of the contractowner's death will continue. If the EEB Rider is in effect, the Enhancement Rate for future benefits will be based on the age of the older of the surviving spouse or the annuitant at the time the Estate Enhancement Benefit is paid into the contract. The contract earnings and the covered earnings limit will be reset, treating the current contract value (after crediting any death benefit amount into the contract as described above) as the initial deposit for purposes of future benefit calculations. If either the surviving spouse or the surviving annuitant is 76 or older, the death benefit payable will become the greatest of the first three amounts listed under the EEB Rider and the total annual charge will be reduced to 1.75% for EGMDB Rider.

The value of the death benefit will be determined as of the date on which the death claim is approved for payment. Approval of payment will occur after receipt of: (1) proof (e.g. an original certified death certificate), or any other proof of death satisfactory to us, of the death; (2) written authorization for payment; and (3) our receipt of all required claim forms, fully completed (including selection of a settlement option). If the beneficiary is a minor, court documents appointing the guardian/custodian must be submitted.


Unless otherwise provided in the beneficiary designation, one of the following procedures will take place on the death of a beneficiary:

1.If any beneficiary dies before the contractowner, that beneficiary's interest will go to any other beneficiaries named, according to their respective interests; and/ or

2.If no beneficiary survives the contractowner, the proceeds will be paid to the contractowner's estate.

Unless the contractowner has already selected a settlement option, the beneficiary may choose the method of payment of the death benefit. The death benefit payable to the beneficiary or joint owner must be distributed within five years of the contractowner's date of death unless the beneficiary begins receiving within one year of the contractowner's death the distribution in the form of a life annuity or an annuity for a designated period not extending beyond the beneficiary's life expectancy.

If the death benefit becomes payable, the recipient may elect to receive payment either in the form of a lump sum settlement or an annuity payout. Upon the death of the annuitant Federal tax law requires that an annuity election be made no later than 60 days after we have approved the death claim for payment.

If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of death benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.

Ownership
The owner on the date of issue will be the person designated in the contract specifications. If no owner is designated, the annuitant(s) will be the owner. The owner may name a joint owner.

As contractowner, you have all rights under the contract. According to Indiana law, the assets of the VAA are held for the exclusive benefit of all contractowners and their designated beneficiaries; and the assets of the VAA are not chargeable with liabilities arising from any other business that we may conduct. Qualified contracts may not be assigned or transferred. Non-qualified contracts may not be collaterally assigned. We assume no responsibility for the validity or effect of any assignment. Con sult your tax advisor about the tax consequences of an assignment.

Joint ownership
If a contract has joint owners, the joint owners shall be treated as having equal undivided interests in the contract. Either owner, independently of the other, may exercise any ownership rights in this contract. Not more than two owners (an owner and joint owner) may be named and contingent owners are not permitted.

Annuitant
The following rules apply prior to the annuity commencement date. You may name only one annuitant [unless you are a tax-exempt entity, then you can name two joint annuitants]. You (if the contractowner is a natural person) have the right to change the annuitant at any time by notifying Lincoln Life of the change. The new annuitant must be under age 90 as of the effective date of the change. This change may cause a loss of the death benefit on the death of the annuitant. See The contracts--Death benefit before the annuity commencement date. A contingent annuitant may be named or changed by notifying Lincoln Life in writing.

On or after the annuity commencement date, the annuitant or joint annuitants may not be changed. Contingent annuitant designations are no longer applicable.

Surrenders and withdrawals

Before the annuity commencement date, we will allow the surrender of the contract or a withdrawal of the contract value upon your written request, subject to the rules discussed below. Surrender or withdrawal rights after the annuity commencement date depend upon the annuity option you select. See Annuity payouts--Annuity options. The amount available upon surrender/withdrawal is the contract value less any applicable charges, fees, and taxes at the end of the valuation period during which the written request for surrender/withdrawal is received at the home office. The minimum amount which can be withdrawn is $300. If a withdrawal would reduce your contract value below $1000 we may surrender the contract. Unless a request for withdrawal specifies otherwise, withdrawals will be made from all subaccounts within the VAA and from the general account in the same proportion that the amount of withdrawal bears to the total contract value.Unless prohibited, surrender/withdrawal payments will be mailed within seven days after we receive a valid written request at the home office. The payment may be postponed as permitted by the 1940 Act. There are charges associated with surrender of a contract or withdrawal of contract value. You may specify whether these charges are deducted from the amount you request to be withdrawn or from the remaining contract value. See Charges and other deductions. The tax consequences of a surrender/withdrawal are discussed later in this prospectus. See Federal tax matters.




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


Small contract surrenders




Lincoln Life may surrender your contract, in accordance with the laws of your state if: 1) your contract value drops below certain state specified minimum amounts ($1,000 or less) for any reason, including if your contract value decreases due to the performance of the subaccounts you selected; 2) no purchase payments have been received for two (2) full, consecutive contract years, and 3) the paid up annuity benefit at maturity would be less than $20.00 per month (these requirements may differ in some states). At least 60 days before we surrender your contract, we will send you a letter at your last address we have on file, to inform you that your contract will be surrendered. You will have the opportunity to make additional purchase payments to bring your contract value above the minimum level to avoid surrender. If we surrender your contract, we will not assess any charge.



I-4Life/SM/ Advantage


(IRA Annuity Contracts ONLY)




The I-4Life/SM/ Advantage for IRA contracts provides you variable, periodic regular income payments. This option, when available in your state, is subject to a charge, (imposed only during the I-4Life/SM/ Advantage payout phase) computed daily, equal to an annual rate of 1.40% (1.85% for bonus options) for the I-4Life/SM/ Guarantee of Principal Death Benefit, and 1.70% (2.15% for bonus options) for the I-4Life/SM/ EGMDB Death Benefit, of the net asset value of the Account Value in the VAA. This charge consists of an administrative charge of 0.15% and the balance is a mortality and expense risk charge. If I-4Life/SM/ Advantage is elected at issue of the contract, I-4Life/SM/ Advantage and the charge will begin on the contract's effective date. Otherwise, I-4Life/SM/ Advantage and the charge will begin no more than fourteen days prior to the date the initial regular income payment is due. At the time you elect I-4Life/SM/ Advantage, you also choose monthly, quarterly, or annual regular income payments, as well as the month that the initial regular income payment is due. Regular income payments must begin within one year of the date you elect I-4Life/SM/ Advantage.



I-4Life/SM/ Advantage for IRA contracts is only available for IRA and Roth IRA contracts (excluding SEP and SARSEP markets) with a contract value of at least $50,000 and only if the annuitant is age 59 1/2 or older at the time the option is elected. You may elect the I-4Life/SM/ Advantage at the time of application or at any time before the annuity commencement date by sending a written request to our home office. Additional purchase payments may be made during the Access Period.



There is no guarantee that I-4Life/SM/ Advantage will be available to elect in the future as we reserve the right to discontinue this option at any time.



At the time you elect I-4Life/SM/ Advantage, you also select a new death benefit option. Once I-4Life/SM/ Advantage begins, any prior death benefit election will terminate and this new death benefit will be provided, as discussed below. The amount paid under this new death benefit may be less than the amount that would have been paid under the death benefit provided before I-4Life/SM/


Advantage began.



Please refer to Federal tax matters for a discussion of the tax consequences of distributions from qualified retirement plans.



If I-4Life/SM/ Advantage is selected, the applicable transfer provisions among subaccounts will continue to be those specified in your annuity contract for transfers on or before the annuity commencement date. However, once the I-4Life/SM/ Advantage begins, any automatic withdrawal service will terminate. See The contracts.



Assumed interest rates of 3%, 4%, 5% and 6% may be available. See Annuity payouts--Variable annuity payouts above for a more detailed explanation.



Regular Income. I-4Life/SM/ Advantage provides for variable, periodic regular income payments during a defined period of time (the Access Period, as defined below), and after the Access Period for as long as an annuitant is living. We determine the initial regular income payment based in part on the assumed interest rate you choose. Subsequent regular income payments will be adjusted each calendar year with the performance of the subaccounts selected. For example, if net investment performance for the year is 3% higher (annualized) than the assumed rate, the regular income payment for the next year will increase by approximately 3%. Conversely, if actual net investment performance is 3% lower than the assumed rate, the regular income payment will decrease by approximately 3%.



Access Period. At the time you elect I-4Life/SM/ Advan-


tage, you also select the Access Period, which begins no more than fourteen days prior to the date the initial income payment is due. The Access Period is a defined period of time during which we pay variable, periodic regular income payments and provide a death benefit, and during which you may make purchase payments, surrender the contract, and access your Account Value (defined below) through withdrawals. We will establish the minimum (currently 5 years) and maximum Access Periods at the time you elect I-4Life/SM/ Advantage. Generally, shorter Access Periods will produce a higher initial regular income payment than longer Access Periods. At any time during the Access Period, and subject to the rules in effect at that time, you may extend or shorten the Access
Period by sending us notice. If you do, subsequent regular income payments will be adjusted accordingly, and the Account Value remaining at the end of the new Access Period will be applied to continue regular income payments for your life.





Account Value. The initial Account Value is the contract value on the valuation date I-4Life/SM/ Advantage is effective, less any applicable premium taxes. During the

Access Period, the Account Value will be increased/decreased by any investment gains/losses, and will be reduced by regular income payments made and any withdrawals taken.



After the Access Period ends, the remaining Account Value will be applied to continue regular income payments for your life and the Account Value will be reduced to zero. Regular income payments will continue for as long as any annuitant is living, and will continue to be adjusted for investment performance of the subaccounts your annuity units are invested in.



Withdrawals. You may request a withdrawal at any time during the Access Period. We reduce the Account Value by the amount of the withdrawal, and all subsequent regular income payments will be reduced proportionately. Withdrawals may have tax consequences. See Federal tax matters--Tax treatment of qualified contracts. Withdrawals are subject to any applicable surrender charges, except when amounts may be withdrawn free of surrender charges. See Charges and other deductions.



Surrender. At any time during the Access Period, you may surrender the contract by withdrawing the surrender value. If the contract is surrendered, the contract terminates and no further regular income payments will be made.



Death Benefit. During the Access Period, I-4Life/SM/ Advantage provides two death benefit options:



(1)I-4Life/SM/ Advantage Guarantee of Principal Death Benefit; and



(2)I-4Life/SM/ Advantage EGMDB Death Benefit.



Under any I-4Life/SM/ death benefit, if you die during the Access Period, the I-4Life/SM Advantage will terminate. Your beneficiary may start a new I-4LifeSM/ Advantage program. If your spouse's life was also used to determine the regular income payment and the spouse dies, the regular income payment may be recalculated.



The I-4Life/SM/ Advantage Guarantee of Principal Death Benefit is the greater of:



1.the Account Value as of the day on which Lincoln Life approves the payment of the claim; or



2.the sum of all purchase payments less the sum of all regular income payments, withdrawals (including any applicable charges), and premium taxes incurred, if any.



The charge under this death benefit is equal to an annual rate of 1.40% (1.85% for bonus options) of the net asset value of the Account Value in the VAA. This death benefit may not be available in all states. You may not change this death benefit once it is elected.



The I-4Life/SM/ Advantage EGMDB Death Benefit is the greatest of:



1.the Account Value as of the day on which Lincoln Life approves the payment of the claim;



2.the sum of all purchase payments less the sum of all regular income payments, withdrawals (including any applicable charges), and premium taxes incurred, if any; or



3.the highest Account Value or contract value which the contract attains on any contract anniversary date (including the inception date) (determined before the allocation of any purchase payments on that contract anniversary) prior to the 81st birthday of the deceased. The highest Account Value or contract value is increased by purchase payments and is decreased by regular income payments, withdrawals (including any applicable charges), and any premium taxes incurred subsequent to the anniversary date on which the highest Account Value or contract value is obtained. Only the highest Account Value achieved on an anniversary following the election of I-4Life/SM/ Advantage will be considered if you did not elect (or you discontinued) the EGMDB or EEB Death Benefit as the death benefit before I-4Life/SM/ Advantage. If you elected one of these death benefits after the effective date of the contract, only the highest Account Value or contract value after that death benefit election will be used.



The charge under this death benefit is equal to an annual rate of 1.70% (2.15% for bonus options) of the net asset value of the Account Value in the VAA. This death benefit may not be available in all states.



During the Access Period, contracts with the I-4Life/SM/ Advantage EGMDB Death Benefit may elect to change to the I-4Life/SM/ Advantage Guarantee of Principal Death Benefit. We will effect the change in death benefit on the valuation date we receive a completed election form at our home office, and we will begin deducting the lower mortality and expense risk and administrative charge at that time. Once the change is effective, you may not elect to return to the I-4Life/SM/ Advantage EGMDB Death Benefit.



For both death benefit options, following the Access Pe-


riod, the death benefit will be the remaining guaranteed regular income payments, if any; otherwise, there is no death benefit.



Availability. The introduction of I-4Life/SM/ Advantage will vary depending on your state. In states where I-4Life/SM/ Advantage is not yet available, an earlier version (called the Income4Life(R) Solution) is available. Under the Income4Life(R) Solution, the death benefit is equal to the Account Value as of the day on which Lincoln Life approves the payment of the claim (as opposed to the Guarantee of Principal or EGMDB Death Benefits offered under I-4Life/SM/ Advantage). The charge under the Income4Life(R) Solution is equal to an annual rate of

1.30% (1.75% for bonus options) of the net asset value of the Account Value in the VAA (as opposed to an annual rate of 1.40% or 1.70% (1.85% or 2.15% for bonus options) under I-4Life/SM/ Advantage.) The Income4Life(R) Solution provides higher regular income payments and lower account value than are realized under I-4Life/SM/ Advantage. For a limited time, contracts in force prior to the availability of I-4Life/SM/ Advantage in a particular state may elect the Income4Life(R) Solution. Contracts issued after I-4Life/SM/ Advantage is available in your state may only elect I-4Life/SM/ Advantage.





Termination. You may terminate I-4Life/SM/ Advantage prior to the end of the Access Period by notifying us in writing. The termination will be effective on the next valuation date after we receive the notice. Your death benefit will be the death benefit in effect before I-4Life/SM/ Advantage began (if available), unless you choose a death benefit with a lower charge than the death benefit previously in effect (see the Expense Table for a list of the available death benefits and corresponding charges). You may not choose a death benefit with a higher charge than the death benefit previously in effect. Upon termination, we will stop assessing the charge for the I-4Life/SM/ Advantage and begin assessing the mortality and expense risk charge and administrative charge associated with this death benefit. Your contract value upon termination will be the Account Value on the valuation date we terminate I-4Life/SM/ Advantage.



Fixed Side of the Contract. If your contract value includes amounts held in the fixed side of the contract at the time I-4Life/SM/ Advantage is effective, or if, during the Access Period, you make transfers to or allocate purchase payments to the fixed side of the contract, your Account Value will include the value in the VAA and the value in the fixed side of the contract. We will credit amounts held in the fixed side of the contract at an interest rate guaranteed to be at least 3.0% per year. At the end of the Access Period, we will transfer any amount remaining in the fixed side of the contract to the subaccounts in accordance with current allocation instructions. All fixed account rights and restrictions apply to amounts held in the fixed side of the contract during the Access Period. See Fixed side of the contract.




Delay of payments
Contract proceeds from the VAA will be paid within seven days, except (i) when the NYSE is closed (other than weekends and holidays); (ii) times when market trading is restricted or the SEC declares an emergency, and we cannot value units or the funds cannot redeem shares; or (iii) when the SEC so orders to protect contractowners.


If mandated under applicable law, we may be required to reject a purchase payment. We may also be required to block a contractowner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, or death benefits, until instructions are received from the appropriate regulator.


Reinvestment privilege
You may elect to make a reinvestment purchase with any part of the proceeds of a surrender/withdrawal, and we will recredit that portion of the surrender/with-drawal charges attributable to the amount returned. This election must be made within 30 days of the date of the surrender/withdrawal, and the repurchase must be of a contract covered by this Prospectus. A repre-sentation must be made that the proceeds being used to make the purchase have retained their tax-favored status under an arrangement for which the contracts offered by this Prospectus are designed. The number of accumulation units which will be credited when the proceeds are reinvested will be based on the value of the accumulation unit(s) on the next valuation date. This computation will occur following receipt of the proceeds and request for reinvestment at the home office. You may utilize the reinvestment privilege only once. If your contract option offers bonus credits, no bonus credits will apply when a reinvestment purchase occurs. For tax reporting purposes, we will treat a surrender/withdrawal and a subsequent reinvestment purchase as separate transactions. You should consult a tax advisor before you request a surrender/withdrawal or subsequent reinvestment purchase.

Amendment of contract
We reserve the right to amend the contract to meet the requirements of the 1940 Act or other applicable federal or state laws or regulations. You will be notified in writing of any changes, modifications or waivers.

Commissions



Lincoln Life may offer the contracts through its registered representatives or through registered representatives of broker dealers it maintains selling agreements with. Registered representatives offering the contracts are registered with the National Association of Securities Dealers, Inc. (NASD) and their broker dealers are members of the National Association of Securities Dealers, Inc. (NASD). Commissions may be paid to such broker dealers on behalf of their registered representatives and these broker dealers may retain a portion of the commissions paid. Lincoln Life may pay additional compensation to these broker dealers and/or reimburse them for portions of contract sales expenses. These broker dealers may pay their registered representatives a portion of the reimbursement allowance. Lincoln Life may pay additional cash benefits and/or offer non-cash compensation programs, such as conferences or trips, to its registered representatives and/or these broker dealers.



Commissions are paid to dealers under different commission options. The maximum commission paid as a percentage of each purchase payment is 5.00%, plus an annual continuing commission up to .60% of the value of purchase payments invested for at least 15 months; plus up to .10% of the value of purchase payments while the EGMDB is in effect. Upon annuitization, the commis-

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sions paid to dealers are a maximum of 5.00% of account annuitized and/or an annual continuing com- mission of up to .60% (or up to .70% for dealers maintaining certain sales volume levels) of statutory reserves. These commissions are not deducted from purchase payments, bonus credits or contract value; they are paid by us.


Contractowner questions

The obligations to purchasers under the contracts are those of Lincoln Life. This prospectus provides a general description of the contract. Contracts, endorsements and riders may vary as required by state. Questions about your contract should be directed to us at 1-800-4LINCOLN (454-6265) or www.LincolnRetirement.com.


Annuity payouts

When you apply for a contract, you may select any annuity commencement date permitted by law.

The contract provides optional forms of payouts of annuities (annuity options), each of which is payable on a variable basis, a fixed basis or a combination of both as you specify. The contract provides that all or part of the contract value may be used to purchase an annuity.

You may elect annuity payouts in monthly, quarterly, semiannual or annual installments. If the payouts from any subaccount would be or become less than $50, we have the right to reduce their frequency until the payouts are at least $50 each. Following are explanations of the annuity options available.

Your contract option will terminate once annuity payouts begin.

Annuity options
Life Annuity. This option offers a periodic payout during the lifetime of the annuitant and ends with the last payout before the death of the annuitant. This option offers the highest periodic payout since there is no guarantee of a minimum number of payouts or provision for a death benefit for beneficiaries. However, there is the risk under this option that the recipient would receive no payouts if the annuitant dies before the date set for the first payout; only one payout if death occurs before the second scheduled payout, and so on.

Life Annuity with Guaranteed Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and then continues throughout the lifetime of the annuitant. The designated period is selected by the contractowner.

Joint Life Annuity. This option offers a periodic payout during the joint lifetime of the annuitant and a designated joint annuitant. The payouts continue during the lifetime of the survivor.

Joint Life Annuity with Guaranteed Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and continues during the joint lifetime of the annuitant and a designated joint annuitant. The payouts continue during the lifetime of the survivor. The designated period is selected by the contractowner.

Joint Life and Two-Thirds Survivor Annuity. This option provides a periodic payout during the joint lifetime of the annuitant and a designated joint annuitant. When one of the joint annuitants dies, the survivor receives two thirds of the periodic payout made when both were alive.

Joint Life and Two-Thirds Survivor Annuity with Guaranteed Period. This option provides a periodic payout during the joint lifetime of the annuitant and a joint annuitant. When one of the joint annuitants dies, the survivor receives two-thirds of the periodic payout made when both were alive. This option further provides that should one or both of the annuitants dies during the elected guaranteed period, usually 10 or 20 years, full benefit payment will continue for the rest of the guaranteed period.

Unit Refund Life Annuity. This option offers a periodic payout during the lifetime of the annuitant with the guarantee that upon death a payout will be made of the value of the number of annuity units (see Variable annuity payouts) equal to the excess, if any, of: (a) the total amount applied under this option divided by the annuity unit value for the date payouts begin, minus (b) the annuity units represented by each payout to the annuitant multiplied by the number of payouts paid before death. The value of the number of annuity units is computed on the date the death claim is approved for payment by the home office.


Under the annuity options listed above, you may not make withdrawals. Other options, with or without withdrawal features, may be made available by us. Options are only available to the extent they are consistent with the requirements of the contract as well as Sections 72(s) and 401(a)(9) of the tax code, if applicable. A mortality and expense risk charge of .85% (for contract options without bonus credits) or 1.10% (for contract options with bonus credits) and the charge for administrative services of .15% will be assessed on all variable annuity payouts (except for the I-4Life/SM/ Advantage, which has a different charge), including options that may be offered that do not have a life contingency and therefore no mortality risk.


Variable annuity payouts
Variable annuity payouts will be determined using:

1.The contract value on the annuity commencement date, (less any surrender charges on purchase payments made within twelve months of annuitization if a contract option with a bonus credit is used) and any applicable premium taxes;

2.The annuity tables contained in the contract;

3.The annuity option selected; and

4.The investment performance of the fund(s) selected.

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

To determine the amount of payouts, we make this calculation:

1.Determine the dollar amount of the first periodic payout; then

2.Credit the contract with a fixed number of annuity units equal to the first periodic payout divided by the annuity unit value; and

3.Calculate the value of the annuity units each period thereafter.

Annuity payouts assume an investment return of 3%, 4%, 5% or 6% per year, as applied to the applicable mortality table. Some of these assumed interest rates may not be available in your state, please check with your investment representative. You must choose your assumed interest rate at the time you elect a variable annuity payout on the administrative form provided by Lincoln Life. The higher the assumed interest rate you choose, the higher your initial annuity payment will be. The amount of each payout after the initial payout will depend upon how the underlying fund(s) perform, relative to the assumed rate. If the actual net investment rate (annualized) exceeds the assumed rate, the payment will increase at a rate proportional to the amount of such excess. Conversely, if the actual rate is less than the assumed rate, annuity payments will decrease. The higher the assumed interest rate, the less likely future annuity payments are to increase, or the payments will increase more slowly than if a lower assumed rate was used. There is a more complete explanation of this calculation in the SAI.


General information

Your contract option and all death benefit options will terminate after the annuity commencement date.

The annuity commencement date is usually on or before the contractowner's 90th birthday. You may change the annuity commencement date, change the annuity option or change the allocation of the investment among subaccounts up to 30 days before the scheduled annuity commencement date, upon written notice to the home office. You must give us at least 30 days notice before the date on which you want payouts to begin. If proceeds become available to a beneficiary in a lump sum, the beneficiary may choose any annuity payout option.

Unless you select another option, the contract automatically provides for a life annuity with annuity payouts guaranteed for 10 years (on a fixed, variable or combination fixed and variable basis, in proportion to the account allocations at the time of annuitization) except when a joint life payout is required by law. Under any option providing for guaranteed period payouts, the number of payouts which remain unpaid at the date of the annuitant's death (or surviving annuitant's death in case of joint life annuity) will be paid to your beneficiary as payouts become due.




I-4Life/SM/ Advantage


(Non-Qualified Annuity Contracts ONLY)


We offer a variable annuity payout option for non-qualified contracts. This option, when available in your state, is subject to a charge, (imposed only during the I-4Life/SM/ Advantage payout phase) computed daily, equal to an annual rate of 1.40% (1.85% for bonus options) for the I-4Life/SM/ Advantage Guarantee of Principal Death Benefit, and 1.70% (2.15% for bonus options) for the I-4Life/SM/ Advantage EGMDB death benefit, of the net asset value of the Account Value in the VAA. This charge consists of an administrative charge of 0.15% and the balance is a mortality and expense risk charge. If I-4Life/SM/ Advantage is elected at issue of the contract, I-4Life/SM Advantage and the charge will begin on the contract's effective date. Otherwise, I-4LifeSM/ Advantage and the charge will begin no more than fourteen days prior to the date the initial regular income payment is due. At the time you elect I-4Life/SM/ Advantage, you also choose monthly, quarterly, or annual regular income payments, as well as the month that the initial regular income payment is due. Regular income payments must begin within one year of the date you elect I-4Life/SM/ Advantage.



If your contract value is at least $50,000, you may elect the I-4Life/SM/ Advantage at the time of application or at any time before the annuity commencement date by sending a written request to our home office. The fixed account is not available with I-4Life/SM/ Advantage. Additional purchase payments will not be accepted after I-4Life/SM/ Advantage is elected.



There is no guarantee that I-4Life/SM/ Advantage will be available to elect in the future as we reserve the right to discontinue this option at any time.



At the time you elect I-4Life/SM/ Advantage, you also select a new death benefit option. Once I-4Life/SM/ Advantage begins, any prior death benefit election will terminate and this new death benefit will be provided, as discussed below. The amount paid under this new death benefit may be less than the amount that would have been paid under the death benefit provided before I-4Life/SM/ Advan-


tage began.



Assumed interest rates of 3%, 4%, 5% and 6% may be available. See Annuity payouts--Variable annuity payouts above for a more detailed explanation.



Regular Income. I-4Life/SM/ Advantage provides for variable, periodic regular income payments during a defined period of time (the Access Period as defined below), and after the Access Period for as long as an annuitant is living. We determine the initial regular income payment based in part on the assumed interest rate you choose. Subsequent regular income payments will be adjusted periodically with the performance of the subaccounts selected. For example, if net investment performance for the year is 3% higher (annualized) than the assumed rate, the regular income payment will increase by approximately 3%. Conversely, if actual net investment performance is 3% lower than the assumed rate, the regular income payment will decrease by approximately 3%. See Federal Tax matters--Taxation of annuity payouts. In most states, you may also elect to have regular income payments recalculated only once each year, resulting in level regular income payments between recalculation dates.



Access Period. At the time you elect I-4Life/SM/ Advan-


tage, you also select the Access Period, which begins no more than fourteen days prior to the date the initial income payment is due. The Access Period is a defined period of time during which we pay variable, periodic regular income payments and provide a death benefit, and during which you may surrender the contract and access your Account Value (defined below) through withdrawals. We will establish the minimum (currently 5 years) and maximum Access Periods at the time you elect I-4Life/SM/ Advantage. Generally, shorter Access Periods will produce a higher initial regular income payment than longer Access Periods.



Account Value. The initial Account Value is the contract value on the valuation date I-4Life/SM/ Advantage is effective, less any applicable premium taxes. During the Access Period, the Account Value will be increased/decreased by any investment gains/losses, and will be reduced by regular income payments made and any withdrawals taken.



After the Access Period ends, the remaining Account Value will be applied to continue regular income payments for your life and the Account Value will be reduced to zero. Regular income payments will continue for as long as any annuitant is living, and will continue to be adjusted for investment performance of the subaccounts your annuity units are invested in.



Withdrawals. You may request a withdrawal at any time during the Access Period. We reduce the Account Value by the amount of the withdrawal, and all subsequent regular income payments will be reduced proportionately. Withdrawals may have tax consequences. See Federal tax matters--Taxation of withdrawals and surrenders. Withdrawals are subject to any applicable surrender charges, except when amounts may be withdrawn free of surrender charges. See Charges and other deductions.



Surrender. At any time during the Access Period, you may surrender the contract by withdrawing the surrender value. If the contract is surrendered, the contract terminates and no further regular income payments will be made.



Death benefit. During the Access Period, I-4Life/SM/ Advantage provides two death benefit options:



(1)I-4Life/SM/ Advantage Guarantee of Principal Death Benefit; and



(2)I-4Life/SM/ Advantage EGMDB Death Benefit.



The I-4Life/SM/ Advantage Guarantee of Principal Death Benefit is the greater of:



1.the Account Value as of the day on which Lincoln Life approves the payment of the claim; or



2.the sum of all purchase payments less the sum of all regular income payments, withdrawals (including any applicable charges), and premium taxes incurred, if any.



The charge under this death benefit is equal to an annual rate of 1.40% (1.85% for bonus options) of the net asset value of the Account Value in the VAA. This death benefit may not be available in all states. You may not change this death benefit once it is elected.



The I-4Life/SM/ Advantage EGMDB Death Benefit is the greatest of:



1.the Account Value as of the day on which Lincoln Life approves the payment of the claim;



2.The Enhancement Amount (if elected at the time of application) specified on your contract benefit data pages as applicable on the date of death, plus the sum of all purchase payments less the sum of all regular income payments, withdrawals (including any applicable charges), and premium taxes incurred, if any; or



3.the highest Account Value or contract value which the contract attains on any contract anniversary date (including the inception date) (determined before the allocation of any purchase payments on that contract anniversary) prior to the 81st birthday of the deceased. The highest Account Value or contract value is increased by purchase payments and is decreased by regular income payments, withdrawals (including any applicable charges), and any premium taxes incurred subsequent to the anniversary date on which the highest Account Value or contract value is obtained. Only the highest Account Value achieved on an anniversary following the election of I-4Life/SM/ Advantage will be considered if you did not elect (or you discontinued) the EGMDB or EEB Death Benefit as the death benefit before I-4Life/SM/ Advantage. If you elected one of these death benefits after the effective date of the contract, only the highest Account Value or contract value, after that death benefit election will be used.



The charge under this death benefit is equal to an annual rate of 1.70% (2.15% for bonus options) of the net asset value of the Account Value in the VAA. This death benefit may not be available in all states.



During the Access Period, contracts with the I-4Life/SM/ Advantage EGMDB Death Benefit may elect to change to the I-4Life/SM/ Advantage Guarantee of Principal Death Benefit. We will effect the change in death benefit on the valuation date we receive a completed election form at our home office, and we will begin deducting the lower mortality and expense risk and administrative charge at that time. Once the change is effective, you may not elect to return to the I-4Life/SM/ Advantage EGMDB Death Benefit.


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


For both death benefit options, following the Access Period, the death benefit will be the remaining guaranteed regular income payments, if any; otherwise, there is no death benefit.



Availability. The introduction of I-4Life/SM/ Advantage will vary depending on your state. In states where I-4Life/SM/ Advantage is not yet available, an earlier version (called the Income4Life(R) Solution) is available. Under the Income4Life(R) Solution, the death benefit is equal to the Account Value as of the day on which Lincoln Life approves the payment of the claim (as opposed to the Guarantee of Principal or EGMDB Death Benefits). The charge under the Income4Life(R) Solution is equal to an annual rate of 1.30% (1.75% for bonus options) of the net asset value of the Account Value in the VAA (as opposed to an annual rate of 1.40% or 1.70% (1.85% or 2.15% for bonus options) under I-4Life/SM/ Advantage.) The Income4Life(R) Solution provides higher regular income payments and lower Account Value than are realized under I-4Life/SM/ Advantage. For a limited time, contracts in force prior to the availability of I-4Life/SM/ Advantage in a particular state may elect the Income4Life(R) Solution. Contracts issued after I-4Life/SM/ Advantage is available in your state may only elect I-4Life/SM/ Advantage.



Termination. You may not terminate I-4Life/SM/ Advantage once you have elected it.







Federal tax matters



Introduction


The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences (including consequences of sales to foreign individuals or entities), or state or local tax consequences, associated with the contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.



Nonqualified annuities


This part of the discussion describes some of the Federal income tax rules applicable to nonqualified annuities. A nonqualified annuity is a contract not issued in connection with a qualified retirement plan, such as an IRA or a section 403(b) plan, receiving special tax treatment under the tax code. We may not offer nonqualified annuities for all of our annuity products.



Tax deferral on earnings


The Federal income tax law generally does not tax any increase in your contract value until you receive a contract distribution. However, for this general rule to apply, certain requirements must be satisfied:



.. An individual must own the contract (or the tax law must treat the contract as owned by an individual).



.. The investments of the VAA must be "adequately diversified" in accordance with IRS regulations.



.. Your right to choose particular investments for a contract must be limited.



.. The annuity commencement date must not occur near the end of the annuitant's life expectancy.



Contracts not owned by the individual


If a contract is owned by an entity (rather than an individual) the tax code generally does not treat it as an annuity contract for Federal income tax purposes. This means that the entity owning the contract pays tax currently on the excess of the contract value over the purchase payments for the contract. Examples of contracts where the owner pays current tax on the contract's earnings, bonus credits and persistency credits are contracts issued to a corporation or a trust. Exceptions to this rule exist. For example, the tax code treats a contract as owned by an individual if the named owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees.



Investments in the VAA must be diversified


For a contract to be treated as an annuity for Federal income tax purposes, the investments of the VAA must be "adequately diversified." IRS regulations define standards for determining whether the investments of the VAA are adequately diversified. If the VAA fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the contract value over the contract purchase payments. Although we do not control the investments of the underlying investment options, we expect that the underlying investment options will comply with the IRS regulations so that the VAA will be considered "adequately diversified."



Restrictions


Federal income tax law limits your right to choose particular investments for the contract. Because the I.R.S. has not issued guidance specifying those limits, the limits are uncertain and your right to allocate contract values among the subaccounts may exceed those limits. If so, you would be treated as the owner of the assets of the VAA and thus subject to current taxation on the income, bonus credits, persistency credits and gains from those assets. We do not know what limits may be set by the I.R.S. in any guidance that it may issue and whether any such limits will apply to existing contracts. We reserve the right to modify the contract without your consent to try to prevent the tax law from considering you as the owner of the assets of the VAA.



Loss of interest deduction


After June 8, 1997, if a contract is issued to a taxpayer that is not an individual, or if a contract is held for the benefit of an entity, the entity will lose a portion of its deduction for otherwise deductible interest expenses.



Age at which annuity payouts begin


Federal income tax rules do not expressly identify a particular age by which annuity payouts must begin. However, those rules do require that an annuity contract provide for amortization, through annuity payouts, of the contract's purchase payments, bonus credits, persistency credits and earnings. If annuity payouts under the contract begin or are scheduled to begin on a date past the annuitant's 85th birthday, it is possible that the tax law will not treat the contract as an annuity for Federal income tax purposes. In that event, you would be currently taxed on the excess of the contract value over the purchase payments of the contract.



Tax treatment of payments


We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the rest of this discussion assumes that your contract will be treated as an annuity for Federal income tax purposes and that the tax law will not tax any increase in your contract value until there is a distribution from your contract.



Taxation of withdrawals and surrenders


You will pay tax on withdrawals to the extent your contract value exceeds your purchase payments in the contract. This income (and all other income from your contract) is considered ordinary income (and does not receive capital gains treatment). A higher rate of tax is paid on ordinary income than on capital gains. You will pay tax on a surrender to the extent the amount you receive exceeds your purchase payments. In certain circumstances, your purchase payments are reduced by amounts received from your contract that were not included in income.



Taxation of annuity payouts


The tax code imposes tax on a portion of each annuity payout (at ordinary income tax rates) and treats a portion as a nontaxable return of your purchase payments in the contract. We will notify you annually of the taxable amount of your annuity payout. Once you have recovered the total amount of the purchase payment in the contract, you will pay tax on the full amount of your annuity payouts. If annuity payouts end because of the annuitant's death and before the total amount in the contract has been distributed, the amount not received will generally be deductible. If you choose the levelized payout option under the I-4Life/SM/ Advantage, the tax law may treat you as being in receipt of additional amounts of income and tax the additional amounts.



Taxation of death benefits


We may distribute amounts from your contract because of the death of a contractowner or an annuitant. The tax treatment of these amounts depends on whether you or the annuitant dies before or after the annuity commencement date.



.. Death prior to the annuity commencement date--



   . If the beneficiary receives death benefits under an annuity payout option, they are taxed in the same manner as annuity payouts.


   . If the beneficiary does not receive death benefits under an annuity payout option, they are taxed in the same manner as withdrawal.

.. Death after the annuity commencement date--

   . If death benefits are received in accordance with the existing annuity payout option, they are excludible from income if they do not exceed the purchase payments not yet distributed from the contract. All annuity payouts in excess of the purchase payments not previously received are includible in income.

   . If death benefits are received in a lump sum, the tax law imposes tax on the amount of death benefits which exceeds the amount of purchase payments not previously received.

Penalty taxes payable on withdrawals, surrenders, or annuity payouts
The tax code may impose a 10% penalty tax on any distribution from your contract which you must include in your gross income. The 10% penalty tax does not apply if one of several exceptions exists. These exceptions include withdrawals, surrenders, or annuity payouts that:

.. you receive on or after you reach age 59 1/2,

.. you receive because you became disabled (as defined in the tax law),

.. a beneficiary receives on or after your death, or

.. you receive as a series of substantially equal periodic payments for your life (or life expectancy).

Special rules if you own more than one annuity contract
In certain circumstances, you must combine some or all of the nonqualified annuity contracts you own in order to determine the amount of an annuity payout, a surrender, or a withdrawal that you must include in income. For example, if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the tax code treats all such contracts as one contract. Treating two or more contracts as one contract could affect the amount of a surrender, a withdrawal or an annuity payout that you must include in income and the amount that might be subject to the penalty tax described previously.

Loans and assignments
Except for certain qualified contracts, the tax code treats any amount received as a loan under your contract, and any assignment or pledge (or agreement to assign or pledge) any portion of your contract value, as a withdrawal of such amount or portion.

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

Gifting a contract

If you transfer ownership of your contract to a person other than your spouse (or to your former spouse in cident to divorce), and receive a payment less than your contract's value, you will pay tax on your contract value to the extent it exceeds your purchase payments not previously received. The new owner's purchase payments in the contract would then be increased to reflect the amount included in income.



Charges for a contract's death benefit


Your contract automatically includes a basic death benefit. Certain enhancements to the basic death benefit may also be available to you. The cost of the basic death benefit and any enhancements to such death benefit are deducted from your contract. It is possible that the tax law may treat all or a portion of the death benefit charge as a contract withdrawal.



Qualified retirement plans


We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the tax code. Contracts issued to or in connection with a qualified retirement plan are called "qualified contracts." We issue contracts for use with various types of qualified plans. The Federal income tax rules applicable to those plans are complex and varied. As a result, this Prospectus does not attempt to provide more than general information about the use of the contract with the various types of qualified plans. Persons planning to use the contract in connection with a qualified plan should obtain advice from a competent tax adviser.



Types of qualified contracts and terms of contracts


Currently, we may issue contracts in connection with the following types of qualified plans:



.. Individual Retirement Accounts and Annuities ("Traditional IRAs")



.. Roth IRAs



.. Traditional IRA that is part of a Simplified Employee Pension Plan ("SEP")



.. SIMPLE 401(k) plans (Savings Incentive Matched Plan for Employees)



.. 403(b) plans (public school system and tax-exempt organization annuity plans)



.. 401(a) plans (qualified corporate employee pension and profit-sharing plans)



.. 403(a) plans (qualified annuity plans)



.. H.R. 10 or Keogh Plans (self-employed individual plans)



.. 457(b) plans (deferred compensation plans for state and local governments and tax-exempt organizations)





We may issue a contract for use with other types of qualified plans in the future. We may not offer certain types of qualified plans for all of our annuity products.



We will amend contracts to be used with a qualified plan as generally necessary to conform to the tax law requirements for the type of plan. However, the rights of a person to any qualified plan benefits may be subject to the plan's terms and conditions, regardless of the contract's terms and conditions. In addition, we are not bound by the terms and conditions of qualified plans to the extent such terms and conditions contradict the contract, unless we consent.



Economic Growth and Tax Relief Reconciliation Act of 2001


The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") made a number of changes to the rules pertaining to qualified plans. These changes became effective January 1, 2002. Some changes that EGTRRA has introduced are the ability to move money from traditional IRAs to other qualified plans (and from qualified plans to traditional IRAs), increased contribution amounts to qualified plans and catch-up contributions to IRAs. It is important to note that while the contribution limits for federal tax purposes have increased, applicable state law may not permit increased contributions to your IRAs or other qualified plans. Applicable state law may also limit your ability to move your funds among your various qualified plans.



Tax treatment of qualified contracts


The Federal income tax rules applicable to qualified plans and qualified contracts vary with the type of plan and contract. For example,



.. Federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified plan and the plan participant's specific circumstances, e.g., the participant's compensation.





.. Under most qualified plans, such as a traditional IRA, the owner must begin receiving payments from the contract minimum amounts by a certain age, typically age 701/2. Other qualified plans may allow the participant to take required distributions upon the later of reaching age 701/2 or retirement.



.. Loans are allowed under certain types of qualified plans, but Federal income tax rules prohibit loans under other types of qualified plans. For example, Federal income tax rules permit loans under some section 403(b) plans, but prohibit loans under Traditional and Roth IRAs. If allowed, loans are subject to a variety of limitations, including restrictions as to the loan amount, the loan's duration, the rate of interest, and the manner of repayment. Your contract or plan may not permit loans.

Tax treatment of payments


The Federal income tax rules generally include distributions from a qualified contract in the recipient's income as ordinary income. These taxable distributions will include purchase payments that were deductible or excludible from income. Thus, under many qualified contracts, the total amount received is included in income since a deduction or exclusion from income was taken for purchase payments. There are exceptions. For example, you do not include amounts received from a Roth IRA in income if certain conditions are satisfied.



Required minimum distributions


Under most qualified plans, you must begin receiving payments from the contract minimum amounts by the later of age 701/2 or retirement. You are required to take distributions from your traditional IRAs beginning in the year you reach age 701/2. If you own a Roth IRA, you are not required to receive minimum distributions from your Roth IRA during your life.



Failure to comply with the minimum distribution rules applicable to certain qualified plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan.



The IRS has issued new proposed regulations concerning required minimum distributions. The proposed regulations may impact the distribution method you have chosen and the amount of your distributions. These rules may also change once finalized by the IRS. Please contact your tax adviser regarding any tax ramifications.



Federal penalty taxes payable on distributions


The tax code may impose a 10% penalty tax on a distribution from a qualified contract that must be included in income. The tax code does not impose the penalty tax if one of several exceptions applies. The exceptions vary depending on the type of qualified contract you pur- chase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a withdrawal, surrender, or annuity payout:



.. received on or after the annuitant reaches age 59 1/2,



.. received on or after the annuitant's death or because of the annuitant's disability (as defined in the tax law),



.. received as a series of substantially equal periodic payments for the annuitant's life (or life expectancy), or



.. received as reimbursement for certain amounts paid for medical care.



These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified plans. However, the specific requirements of the exception may vary.



Transfers and direct rollovers


As a result of EGTRRA, you may be able to move funds between different types of qualified plans, such as 403(b) and 457(b) governmental plans, by means of a rollover or transfer. You may be able rollover or transfer amounts between qualified plans and traditional IRAs. These rules do not apply to Roth IRAs and 457(b) nongovernmental tax-exempt plans. There are special rules that apply to rollovers, direct rollovers and transfers (including rollovers or transfers of after-tax amounts). If the applicable rules are not followed, you may incur adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. Before we send a rollover distribution, we will provide a notice explaining tax withholding requirements (see Federal Income Tax Withholding). We are not required to send you such notice for your IRA. You should always consult your tax adviser before you move or attempt to move any funds.



Death benefit and IRAs


Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit from being provided under the contract when we issue the contract as a Traditional or Roth IRA. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional or Roth IRA could result in increased taxes to you. Certain death benefit options may not be available for all of our products.



Federal income tax withholding


We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless you notify us prior to the distribution that tax is not to be withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time a withdrawal, surrender, or annuity payout is requested, we will give you an explanation of the withholding requirements.



Certain payments from your contract may be considered eligible rollover distributions (even if such payments are not being rolled over). Such distributions may be subject to special tax withholding requirements. The Federal income tax withholding rules require that we withhold 20% of the eligible rollover distribution from the payment amount, unless you elect to have the amount directly transferred to certain qualified plans or contracts. The IRS requires that tax be withheld, even if you have requested otherwise. Such tax withholding requirements are generally applicable to 401(a), 403(a) or
(b), HR 10, and 457(b) governmental plans and contracts used in connection with these types of plans.



Tax status of Lincoln Life


Under existing Federal income tax laws, Lincoln Life does not pay tax on investment income and realized capital gains of the VAA. Lincoln Life does not expect that it will incur any Federal income tax liability on the income and gains earned by the VAA. Therefore, we do not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the VAA, we may impose a charge against the VAA to pay the taxes.

Changes in the law
The above discussion is based on the tax code, IRS regulations, and interpretations existing on the date of this Prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.

Voting rights

As required by law, we will vote the fund shares held in the VAA at meetings of the shareholders of the funds. The voting will be done according to the instructions of contractowners who have interests in any subaccounts which invest in classes of funds. If the 1940 Act or any regulation under it should be amended or if present interpretations should change, and if as a result we determine that we are permitted to vote the fund shares in our own right, we may elect to do so.

The number of votes which you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized.

Fund shares of a class held in a subaccount for which no timely instructions are received will be voted by us in proportion to the voting instructions which are received for all contracts participating in that subaccount. Voting instructions to abstain on any item to be voted on will be applied on a pro-rata basis to reduce the number of votes eligible to be cast.

Whenever a shareholders meeting is called, each person having a voting interest in a subaccount will receive proxy voting material, reports and other materials relating to the funds. Since the funds engages in shared funding, other persons or entities besides Lincoln Life may vote fund shares. See Investments of the variable annuity account--Fund shares.

Distribution of the contracts

We are the distributor and principal underwriter of the contracts. Under an agreement with Lincoln Life, Lincoln Financial Distributors, Inc. ("LFD") will act as wholesaler and will assist Lincoln Life in forming the selling group. LFD will also perform certain enumerated marketing and ancillary functions in support of the selling group. The contracts will be sold by registered representatives who have been licensed by state insurance departments. The contracts will also be sold by broker-dealers who generally have been licensed by state insurance departments (or such broker-dealers have made other arrangements to comply with state insurance laws) to represent us and who have selling agreements with us. Included among these broker-dealers is Lincoln Financial Advisors (LFA). LFA is affiliated with us and in addition to selling our contracts may also act as a principal underwriter for certain other contracts issued by us. We are registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and are a member of the National Association of Securities Dealers (NASD). Lincoln Life will offer contracts in all states where it is licensed to do business.

Return privilege

Within the free-look period after you receive the contract, you may cancel it for any reason by delivering or mailing it postage prepaid, to the home office at P.O. Box 2340, 1300 South Clinton Street, Fort Wayne, Indiana, 46801. A contract canceled under this provision will be void. Except as explained in the following paragraph, we will return the contract value as of the date of receipt of cancellation, plus any premium taxes, plus mortality and expense risk charges and administrative charges proportionately attributable to any bonus credits, less any bonus credits paid into the contract. In addition, if the contract value on the date of the cancellation is less than the sum of purchase payments minus withdrawals, we will return both the investment loss and fund management fees each in an amount that is proportionately attributable to any bonus credits. No contingent deferred s ales charge will be assessed. A purchaser who participates in the VAA is subject to the risk of a market loss during the free-look period.

For contracts written in those states whose laws require that we assume this market risk during the free-look period, a contract may be canceled, in the manner specified above, except that we will return only the purchase payment(s).

State regulation

As a life insurance company organized and operated under Indiana law, we are subject to provisions govern ing life insurers and to regulation by the Indiana Commissioner of Insurance.

Our books and accounts are subject to review and examination by the Indiana Insurance Department at all times. A full examination of our operations is conducted by that Department at least every five years.

Records and reports

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the VAA. We will mail to you, at your last known address of record at the home office, at least semiannually after the first contract year, reports containing information required by that Act or any other applicable law or regulation. We have entered into an agreement with the Delaware Management Company, 2005 Market Street, Philadelphia, PA 19203, to provide accounting services to the VAA.




You may elect to receive your prospectus, prospectus supplements, quarterly statements, and annual and semiannual reports electronically over the Internet, if you have an e-mail account and access to an Internet browser. Once you select eDelivery, via the Internet Service Center, all documents available in electronic format will no longer be sent to you in hard copy. You will receive an e-mail notification when the documents become available online. It is your responsibility to provide us with your current e-mail address. You can resume paper mailings at any time without cost, by updating your profile at the Internet Service Center.



To learn more about this service, please log on to www.LincolnRetirement.com, select service centers and continue on through the Internet Service Center.


Other information

A Registration Statement has been filed with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered here. This Prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the VAA, Lincoln Life and the contracts offered. Statements in this Prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC.

We are a member of the Insurance Marketplace Standards Association ("IMSA") and may include the IMSA logo and information about IMSA membership in our advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and services for individually sold life insurance and annuities.


During 2001, Lincoln Life sold its reinsurance operation to Swiss Re. See note 9 of the statutory-basis financial statements of Lincoln Life for additional information regarding the sale.




Special arrangements
At times, Lincoln Life may offer the contracts described in this prospectus to existing owners of other Lincoln Life contracts as part of an exchange program. Contracts purchased through this exchange offer may provide certain additional benefits from those described in this Prospectus.

Legal proceedings

Lincoln Life is involved in various pending or threatened legal proceedings arising from the conduct of its business. Most of these proceedings are routine and in the ordinary course of business. In some instances they include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for equitable relief.


Lincoln Life has settled its potential liability from the sale of interest sensitive universal and participating whole life insurance policies alleged in class action lawsuits against it. The settlement became final in 2001.


After consultation with legal counsel and a review of available facts, it is management's opinion that the ultimate liability, if any, under the suits and settlement described above will not have a material adverse effect on the financial position of Lincoln Life.

Statement of Additional
Information
Table of contents for
Separate Account C

                Item                                       Page
                -----------------------------------------------
                General information and history of Lincoln
                  Life                                     B-2
                -----------------------------------------------
                Special terms                              B-2
                -----------------------------------------------
                Services                                   B-2
                -----------------------------------------------
                Principal underwriter                      B-2
                -----------------------------------------------
                Purchase of securities being offered       B-2
                -----------------------------------------------
                Calculation of investment results          B-2
                -----------------------------------------------


                     Item                             Page
                     -------------------------------------
                     Annuity payouts                  B-10
                     -------------------------------------
                     Advertising and sales literature B-11
                     -------------------------------------
                     Additional services              B-12
                     -------------------------------------
                     Other information                B-13
                     -------------------------------------
                     Financial statements             B-13
                     -------------------------------------


For a free copy of the SAI please see page one of this booklet.


Please send me a free copy of the current Statement of Additional Information for Lincoln National Variable Annuity Account C Multi-Fund(R) 5.



                                (Please Print)



Name: ___________________________________     Social Security No.: _________



Address: ____________________________________________________________________



City________________________________  State ______________ Zip ______________



Mail to Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne,
  Indiana 46801.

Multi-Fund(R) 5
Lincoln National
Variable Annuity Account C (Registrant)

The Lincoln National
Life Insurance Company (Depositor)

Statement of Additional Information (SAI)


This Statement of Additional Information should be read in conjunction with the Multi-Fund(R) 5 Prospectus of Lincoln National Variable Annuity Account C dated May 1, 2002.

You may obtain a copy of the Multi-Fund(R) 5 Prospectus on request and without charge. Please write Multi-Fund(R) Customer Service, The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801 or call 1-800-4LINCOLN (454-6265).

Table of Contents

                   Item                                 Page
                   ------------------------------------ ----
                   General information and history
                   of Lincoln Life                      B-2
                   ------------------------------------ ----
                   Special terms                        B-2
                   ------------------------------------ ----
                   Services                             B-2
                   ------------------------------------ ----
                   Principal underwriter                B-2
                   ------------------------------------ ----
                   Purchase of securities being offered B-2
                   ------------------------------------ ----


                     Item                              Page
                     --------------------------------- ----
                     Calculation of investment results  B-2
                     --------------------------------- ----
                     Annuity payouts                   B-10
                     --------------------------------- ----
                     Advertising and sales literature  B-11
                     --------------------------------- ----
                     Additional services               B-12
                     --------------------------------- ----
                     Other information                 B-13
                     --------------------------------- ----
                     Financial statements              B-13
                     --------------------------------- ----



This SAI is not a Prospectus.


The date of this SAI is May 1, 2002.

General information
and history of the
Lincoln National Life
Insurance Company (Lincoln Life)


The Lincoln National Life Insurance Company (Lincoln Life), organized in 1905, is an Indiana stock insurance corporation, engaged primarily in the direct issuance of life insurance contracts and annuities. Lincoln Life is wholly owned by Lincoln National Corp. (LNC), a publicly held insurance and financial services holding company domiciled in Indiana.


Special terms

The special terms used in this SAI are the ones defined in the Prospectus. In connection with the term, valuation date, the New York Stock Exchange is currently closed on weekends and on these holidays: New Year's Day, Martin Luther King's Birthday, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. If any of these holidays occurs on a weekend day, the Exchange may also be closed on the business day occurring just before or just after the holiday.

Services

Independent auditors
The financial statements of the Variable Annuity Account (VAA) and the statutory-basis financial statements of Lincoln Life appearing in this SAI and Registration Statement have been audited by Ernst & Young LLP, independent auditors, 2300 National City Center, 110 West Berry Street, Fort Wayne, Indiana 46802, as set forth in their reports also appearing elsewhere in this document and in the Registration Statement. The financial statements audited by Ernst & Young LLP have been included in this document in reliance on their reports given on their authority as experts in accounting and auditing.

Keeper of records
All accounts, books, records and other documents which are required to be maintained for the VAA are maintained by Lincoln Life or by third parties responsible to Lincoln Life. We have entered into an agreement with the Delaware Management Company, 2005 Market Street, Philadelphia, PA 19203, to provide accounting services to the VAA. No separate charge against the assets of the VAA is made by Lincoln Life for this service.

Principal underwriter

Lincoln Life has contracted with some broker/dealers, and may contract with others, to sell the variable annuity contracts through certain legally authorized persons and organizations. These dealers are compensated under a standard compensation schedule.

Lincoln Life is the principal underwriter for the variable annuity contracts. We may not offer a contract continuously or in every state. Lincoln Life retains no underwriting commissions from the sale of the variable annuity contracts.

Purchase of securities being offered

The variable annuity contracts are offered to the public through certain securities broker/dealers whose personnel are legally authorized to sell annuity products. There are no special purchase plans for any class of prospective buyers. See Charges and other deductions in the Prospectus.

Both before and after the annuity commencement date, there are exchange privileges between subaccounts, and from the VAA to the general account subject to restrictions set out in the Prospectus. See The contracts, in the Prospectus. No exchanges are permitted between the VAA and other separate accounts.

The offering of the contracts is continuous.

Calculation of investment results

The paragraphs set forth below represent performance information for the VAA and the subaccounts calculated in several different ways.


The seven-day yield is determined by calculating the change in unit value for the base period (the 7-day period ended December 31, 2001); then dividing this figure by the account value at the beginning of the period; then annualizing this result by the factor of 365/7. This yield includes all deductions charged to the contractowner's account, and excludes any realized gains and losses from the sale of securities.



The 7-day money market yield as of December 31, 2001 was -0.35% (EEB Rider with Bonus Credit).



Total returns




Standard investment results:

Standard performance is based on a formula to calculate performance that is prescribed by the SEC. Under rules issued by the SEC, standard performance must be included in any marketing material that discusses the performance of the VAA and the subaccounts. This infor-mation represents past performance and does not indicate or represent future performance.

Average annual return for each period is determined by finding the average annual compounded rate of return over each period that would equate the initial amount invested to the ending redeemable value for that period, according to the following formula:

                               P(1 + T)/n/ = ERV

Where: P = a hypothetical initial purchase payment of
            $1,000
        T = average annual total return for the
            period in question
        N = number of years

      ERV = ending redeemable value (as of the end of the period in question) of a hypothetical $1,000 purchase payment made at the beginning of the 1-year, 5-year, or 10-year period in question (or fractional period thereof)

The formula assumes that: (1) all recurring fees have been charged to the contractowner accounts; (2) all applicable non-recurring charges (including any surrender charges) are deducted at the end of the period in question; and (3) there will be a complete redemption upon the anniversary of the 1-year, 5-year, or 10-year period in question.

In accordance with SEC guidelines, we will report standard performance back to the first date that a fund became available in the VAA. Because standard performance reporting periods of less than one year could be misleading, we may report "N/A's" for standard performance until one year after a fund became available in the VAA.

Standard Performance Data:


Period Ending December 31, 2001



Contract Value Death Benefit Mortality and Risk Expense Charge (assuming neither the Income4Life(R) Solution nor I-4Life/SM/ Advantage was in effect):



                                                                10 Year/
Subaccounts                                     1 Year   5 Year Since Inception* Commenced
----------------------------------------------- ------   ------ ---------------- ---------
AFIS Growth-Income (Class 2)                       N/A     N/A        (7.17)%*   12/27/01
AFIS Growth (Class 2)                           (26.02)%   N/A       (16.64)*    05/22/00
AFIS International (Class 2)                    (27.73)    N/A       (25.49)*    05/22/00
AIM V.I. International Fund (Series I)             N/A     N/A        (5.79)*    12/27/01
AIM V.I. Value Fund (Series I)                     N/A     N/A        (7.35)*    12/27/01
Alliance Technology (Class B)                   (33.24)    N/A       (34.39)*    05/22/00
AllianceBernstein Small Cap Value (Class A)        N/A     N/A        (7.55)*    12/27/01
Delaware VIP Large Cap Value (Standard Class)   (11.90)   7.07%        8.62*     05/01/96
Delaware VIP REIT (Standard Class)                0.66     N/A        12.03*     05/22/00
Delaware VIP Small Cap Value (Service Class)       N/A     N/A        (4.74)*    05/29/01
Delaware VIP Trend (Standard Class)             (23.23)  12.05        10.48*     05/01/96
Fidelity VIP Contrafund (Service Class)         (20.28)    N/A        (5.91)*    08/27/99
Fidelity VIP Growth (Service Class)             (25.59)    N/A        (8.99)*    08/27/99
Janus AS Worldwide Growth (Institutional Class) (30.26)    N/A        (2.39)*    01/29/99
Lincoln National Aggressive Growth              (41.00)  (0.34)        3.98*     02/03/94
Lincoln National Bond                             1.01    5.38         5.96      12/28/81
Lincoln National Capital Appreciation           (33.67)   7.82        10.57*     02/03/94
Lincoln National Equity Income                  (15.31)   8.33        12.04*     02/03/94
Lincoln National Global Asset Allocation        (15.75)   4.03         7.59      08/03/87
Lincoln National Growth and Income              (19.16)   6.63         9.96      12/28/81
Lincoln National International                  (17.91)   3.51         6.21      05/01/91
Lincoln National Managed                         (9.64)   5.87         7.85      04/27/83
Lincoln National Money Market                    (4.07)   3.40         3.47      01/07/82
Lincoln National Social Awareness               (17.47)   7.97        11.98      05/02/88
Lincoln National Special Opportunities           (5.94)   7.56        10.47      12/28/81
MFS Capital Opportunities (Initial Class)          N/A     N/A        (6.86)*    12/27/01
MFS Total Return (Initial Class)                   N/A     N/A        (6.80)*    12/27/01
MFS Utilities (Initial Class)                      N/A     N/A       (28.38)*    05/29/01
Neuberger Berman AMT Mid-Cap Growth             (32.44)    N/A        (0.68)*    01/29/99
Neuberger Berman AMT Regency                       N/A     N/A        (6.71)*    12/27/01
Putnam Health Sciences (Class IB)                  N/A     N/A       (12.47)*    05/29/01
Scudder VIT Equity 500 Index                    (20.10)    N/A        (5.60)*    01/29/99
Scudder VIT Small Cap Index                      (5.99)    N/A         2.74*     01/29/99
WFVT Equity Income Fund                            N/A     N/A          N/A      05/21/02**
WFVT Large Company Growth Fund                     N/A     N/A          N/A      05/21/02**
WFVT Small Cap Growth Fund                         N/A     N/A          N/A      05/21/02**



The performance figures shown reflect the cost of the contract value death benefit. The performance figures do not reflect the cost of the EGMDB or EEB death benefits or the bonus credit options. If contractowners had elected these options, the return would have been lower.

Standard Performance Data:



As of December 31, 2001



Income4Life(R) Solution



                                                                10-year/
Subaccounts                                     1-year   5-year since Inception* Commenced
----------------------------------------------- ------   ------ ---------------- ---------
AFIS Growth-Income (Class 2)                       N/A     N/A      (7.18)%*     12/27/01
AFIS Growth (Class 2)                           (26.26)%   N/A      (16.92)*     05/22/00
AFIS International (Class 2)                    (27.97)    N/A      (25.74)*     05/22/00
AIM V.I. International Fund (Series I)             N/A     N/A      (5.79)*      12/27/01
AIM V.I. Value Fund (Series I)                     N/A     N/A      (7.36)*      12/27/01
Alliance Technology (Class B)                   (33.47)    N/A      (34.62)*     05/22/00
WFVT Small Cap Growth Fund                         N/A     N/A      (7.55)*      12/27/01
Delaware VIP Large Cap Value (Standard Class)   (12.19)   6.74%      8.29*       05/01/96
Delaware VIP REIT (Standard Class)                0.32     N/A       11.67*      05/22/00
Delaware VIP Small Cap Value (Service Class)       N/A     N/A      (4.93)*      05/29/01
Delaware VIP Trend (Standard Class)             (23.49)  11.71       10.14*      05/01/96
Fidelity VIP Contrafund (Service Class)         (20.55)    N/A      (6.21)*      08/27/99
Fidelity VIP Growth (Service Class)             (25.84)    N/A      (9.28)*      08/27/99
Janus AS Worldwide Growth (Institutional Class) (30.49)    N/A      (2.70)*      01/29/99
Lincoln National Aggressive Growth              (41.20)  (0.65)      3.66*       02/03/94
Lincoln National Bond                             0.68    5.06        5.64       12/28/81
Lincoln National Capital Appreciation           (33.89)   7.49       10.24*      02/03/94
Lincoln National Equity Income                  (15.59)   7.99       11.70*      02/03/94
Lincoln National Global Asset Allocation        (16.02)   3.70        7.26       08/03/87
Lincoln National Growth and Income              (19.43)   6.30        9.63       12/28/81
Lincoln National International                  (18.18)   3.19        5.89       05/01/91
Lincoln National Managed                         (9.95)   5.54        7.52       04/27/83
Lincoln National Money Market                    (4.39)   3.08        3.16       01/07/82
Lincoln National Social Awareness               (17.75)   7.63       11.65       05/02/88
Lincoln National Special Opportunities           (6.24)   7.23       10.14       12/28/81
MFS Capital Opportunities (Initial Class)          N/A     N/A      (6.87)*      12/27/01
MFS Total Return (Initial Class)                   N/A     N/A      (6.80)*      12/27/01
MFS Utilities (Initial Class)                      N/A     N/A      (28.51)*     05/29/01
Neuberger Berman AMT Mid-Cap Growth             (32.67)    N/A      (0.99)*      01/29/99
WFVT Small Cap Growth Fund                         N/A     N/A      (6.71)*      12/27/01
WFVT Small Cap Growth Fund                         N/A     N/A      (12.64)*     05/29/01
Scudder VIT Equity 500 Index                    (20.37)    N/A      (5.90)*      01/29/99
Scudder VIT Small Cap Index                      (6.30)    N/A       2.42*       01/29/99
WFVT Equity Income Fund                            N/A     N/A        N/A        05/21/02**
WFVT Large Company Growth Fund                     N/A     N/A        N/A        05/21/02**
WFVT Small Cap Growth Fund                         N/A     N/A        N/A        05/21/02**



The performance figures shown reflect the cost of the Income4Life(R) Solution.


** The anticipated subaccount commencement date is 05/21/02.

Standard Performance Data (assuming I-4Life/SM/ Advantage was in effect):



Period Ending December 31, 2001



I-4Life/SM/ Advantage Mortality and Risk Expense Charge






                                                                10-year/
Subaccounts                                     1-year   5-year since Inception* Commenced
-------------------------------------------------------------------------------------------
AFIS Growth-Income (Class 2)                       N/A     N/A        (7.18)%*   12/27/01
AFIS Growth (Class 2)                           (26.95)%   N/A       (17.68)*    05/22/00
AFIS International (Class 2)                    (28.64)    N/A       (26.43)*    05/22/00
AIM V.I. International Fund (Series I)             N/A     N/A        (5.80)*    12/27/01
AIM V.I.Value Fund (Series I)                      N/A     N/A        (7.37)*    12/27/01
Alliance Technology (Class B)                   (34.09)    N/A       (35.24)*    05/22/00
WFVT Small Cap Growth Fund                         N/A     N/A        (7.56)*    12/27/01
Delaware VIP Large Cap Value (Standard Class)   (12.99)   5.81%        7.35*     05/01/96
Delaware VIP REIT (Standard Class)               (0.58)    N/A        10.68*     05/22/00
Delaware VIP Small Cap Value (Service Class)       N/A     N/A        (5.44)*    05/29/01
Delaware VIP Trend (Standard Class)             (24.20)  10.74         9.19*     05/01/96
Fidelity VIP Contrafund (Service Class)         (21.28)    N/A        (7.05)*    08/27/99
Fidelity VIP Growth (Service Class)             (26.53)    N/A       (10.10)*    08/27/99
Janus AS Worldwide Growth (Institutional Class) (31.14)    N/A        (3.58)*    01/29/99
Lincoln National Aggressive Growth              (41.76)  (1.52)        2.78*     02/03/94
Lincoln National Bond                            (0.23)   4.14         4.74      12/28/81
Lincoln National Capital Appreciation           (34.51)   6.56         9.30*     02/03/94
Lincoln National Equity Income                  (16.37)   7.06        10.75*     02/03/94
Lincoln National Global Asset Allocation        (16.79)   2.80         6.35      08/03/87
Lincoln National Growth and Income              (20.17)   5.37         8.69      12/28/81
Lincoln National International                  (18.94)   2.29         4.98      05/01/91
Lincoln National Managed                        (10.76)   4.62         6.61      04/27/83
Lincoln National Money Market                    (5.25)   2.18         2.28      01/07/82
Lincoln National Social Awareness               (18.50)   6.70        10.70      05/02/88
Lincoln National Special Opportunities           (7.10)   6.29         9.20      12/28/81
MFS Capital Opportunities (Initial Class)          N/A     N/A        (6.88)*    12/27/01
MFS Total Return (Initial Class)                   N/A     N/A        (6.81)*    12/27/01
MFS Utilities (Initial Class)                      N/A     N/A       (28.92)*    05/29/01
Neuberger Berman AMT Mid-Cap Growth             (33.30)    N/A        (1.88)*    01/29/99
WFVT Small Cap Growth Fund                         N/A     N/A        (6.72)*    12/27/01
WFVT Small Cap Growth Fund                         N/A     N/A       (13.12)*    05/29/01
Scudder VIT Equity 500 Index                    (21.10)    N/A        (6.75)*    01/29/99
Scudder VIT Small Cap Index                      (7.15)    N/A         1.50*     01/29/99
WFVT Equity Income Fund                            N/A     N/A          N/A      05/21/02**
WFVT Large Company Growth Fund                     N/A     N/A          N/A      05/21/02**
WFVT Small Cap Growth Fund                         N/A     N/A          N/A      05/21/02**



The performance figures shown reflect the cost of the I-4Life/SM/ Advantage, with the EGMDB death benefit. If the Guarantee of Principal death benefit was elected, returns would have been higher.


** The anticipated subaccount commencement date is 05/21/02.

NON-STANDARD INVESTMENT RESULTS:


The VAA may report its results over various periods -- daily, monthly, three-month, six-month, year-to-date, yearly (fiscal year), three, five, ten years or more and lifetime -- and compare its results to indices and other variable annuities in sales materials including advertisements, brochures and reports. Performance information for the periods prior to the date that a fund became available in the VAA will be calculated based on (1) the performance of the fund adjusted for contract charges (ie: mortality and expense risk fees, any applicable administrative charges, and the management and other expenses of the fund) and (2) the assumption that the subaccounts were in existence for the same periods as indicated for the fund. It may or may not reflect charges for all contract options. This performance is referred to as non-standardized performance data. Such results may be computed on a cumulative and/or annualized basis. We may provide illustrations of income payments and values during the annuity payout period, based on historical or hypothetical rates of return that are not guaranteed. We may also report non-standard performance assuming that you deposited $10,000 into a subaccount at inception of the underlying fund or 10 years ago (whichever is less). This non-standard performance may be shown as a graph illustrating how that deposit would have increased or decreased in value over time based on the performance of the underlying fund adjusted for contract charges. This information represents past performance and does not indicate or represent future performance. The investment return and value of a contract will fluctuate so that contractowner's investment may be worth more or less than the original investment. The performance numbers in the following tables do not reflect surrender charges.


Cumulative quotations are arrived at by calculating the change in accumulation unit value between the first and last day of the base period being measured, and expressing the difference as a percentage of the unit value at the beginning of the base period. Annualized quotations are arrived at by applying a formula which reflects the level rate of return, which if earned over the entire base period, would produce the cumulative return.




                                                                                             Since
                                                YTD      1-year   3-year   5-year   10-year  Inception
Nonstandardized performance data (assuming      With     With     With     With     With     With
neither the Income4Life(R) Solution nor the     Contract Contract Contract Contract Contract Contract
I-4Life /SM/ Advantage was in effect)           Value    Value    Value    Value    Value    Value
as of December 31, 2001                         Death    Death    Death    Death    Death    Death     As if
Subaccounts                                     Benefit  Benefit  Benefit  Benefit  Benefit  Benefit   commenced
----------------------------------------------- -------- -------- -------- -------- -------- --------- ---------
AFIS Growth--Income (Class 2)..................    1.53%    1.53%   6.11%   11.66%   12.29%    13.23%  02/08/84
AFIS Growth (Class 2)..........................  (18.97)  (18.97)   9.28    17.56    15.24     15.10   02/08/84
AFIS International (Class 2)...................  (20.69)  (20.69)   2.16     6.58     8.80      7.90   05/01/90
AIM V.I. International Fund (Series I).........  (24.29)  (24.29)  (5.41)    0.48      N/A      5.77   05/05/93
AIM V.I.Value Fund (Series I)..................  (13.44)  (13.44)  (2.02)    8.60      N/A     12.31   05/05/93
Alliance Technology (Class B)..................  (26.20)  (26.20)  (0.21)   11.07      N/A     10.78   01/11/96
WFVT Small Cap Growth Fund.....................     N/A      N/A     N/A      N/A      N/A     11.06   05/01/01
Delaware VIP Large Cap Value (Standard Class)..   (4.85)   (4.85)   0.25     7.57    10.97      9.38   07/28/88
Delaware VIP REIT (Standard Class).............    7.71     7.71   10.53      N/A      N/A      5.60   05/04/98
Delaware VIP Small Cap Value (Service Class)...   10.57    10.57    6.73     8.50      N/A     10.75   12/27/93
Delaware VIP Trend (Standard Class)............  (16.19)  (16.19)   9.25    12.48      N/A     13.43   12/27/93
Fidelity VIP Contrafund (Service Class)........  (13.24)  (13.24)  (0.86)    9.02      N/A     14.33   01/03/95
Fidelity VIP Growth (Service Class)............  (18.55)  (18.55)  (1.27)   10.15    12.01     12.42   10/09/86
Janus AS Worldwide Growth (Institutional Class)  (23.21)  (23.21)   1.43    10.01      N/A     14.58   09/13/93
Lincoln National Aggressive Growth.............  (33.96)  (33.96)  (3.55)    0.31      N/A      4.03   02/03/94
Lincoln National Bond..........................    8.06     8.06    4.35     5.92     6.03      9.09   12/28/81
Lincoln National Capital Appreciation..........  (26.63)  (26.63)  (4.16)    8.31      N/A     10.63   02/03/94
Lincoln National Equity Income.................   (8.27)   (8.27)   1.86     8.81      N/A     12.10   02/03/94
Lincoln National Global Asset Allocation.......   (8.70)   (8.70)  (1.97)    4.58     7.65      7.61   08/03/87
Lincoln National Growth and Income.............  (12.12)  (12.12)  (2.92)    7.14    10.02     12.47   12/28/81
Lincoln National International.................  (10.87)  (10.87)   0.83     4.08     6.27      5.76   05/01/91
Lincoln National Managed.......................   (2.60)   (2.60)   0.46     6.39     7.91      9.37   04/27/83
Lincoln National Money Market..................    2.98     2.98    3.90     3.96     3.53      5.33   01/07/82
Lincoln National Social Awareness..............  (10.43)  (10.43)  (2.42)    8.45    12.05     13.22   05/02/88
Lincoln National Special Opportunities.........    1.11     1.11    3.18     8.05    10.53     11.95   12/28/81
MFS Capital Opportunities (Initial Class)......  (24.24)  (24.24)   1.80    10.65      N/A     11.50   08/14/96
MFS Total Return (Initial Class)...............   (0.75)   (0.75)   5.18     9.21      N/A     12.06   01/03/95
MFS Utilities (Initial Class)..................  (24.96)  (24.96)   0.99     9.43      N/A     13.61   01/03/95
Neuberger Berman AMT Mid-Cap Growth............  (25.40)  (25.40)   1.35      N/A      N/A     13.28   11/03/97
WFVT Small Cap Growth Fund.....................     N/A      N/A     N/A      N/A      N/A     (0.66)  08/22/01
WFVT Small Cap Growth Fund.....................  (20.55)  (20.55)   1.29      N/A      N/A      3.37   05/01/98
Scudder VIT Equity 500 Index...................  (13.06)  (13.06)  (2.32)     N/A      N/A      4.52   10/01/97
Scudder VIT Small Cap Index....................    1.06     1.06    4.59      N/A      N/A      3.40   08/25/97
WFVT Equity Income Fund........................   (6.34)   (6.34)   0.45     8.34      N/A      9.03   05/06/96
WFVT Large Company Growth Fund.................  (21.65)  (21.65)    N/A      N/A      N/A     (3.35)  09/20/99
WFVT Small Cap Growth Fund.....................  (25.09)  (25.09)  (1.87)   (2.75)     N/A      4.05   05/01/95


The performance figures shown reflect the cost of the contract value death benefit. The performance figures do not reflect the cost of the EGMDB or EEB death benefits or the bonus credit options. If contractowners had elected these options (assuming neither the Income4Life(R) Solution nor I-4Life/SM/ Advantage was in effect), the return would have been lower.

Non-Standard Performance Data (assuming the Income4Life(R) Solution was in effect):



   Period Ending December 31, 2001





                                                                                      since     As if
Subaccounts                                     YTD     1-year  3-year 5-year 10-year inception commenced
---------------------------------------------------------------------------------------------------------
AFIS Growth-Income (Class 2)                      1.23%   1.23%  5.79% 11.33%  11.96%   12.89%  02/08/84
AFIS Growth (Class 2)                           (19.22) (19.22)  8.95  17.21   14.89    14.76   02/08/84
AFIS International (Class 2)                    (20.93) (20.93)  1.85   6.26    8.48     7.58   05/01/90
AIM V.I. International Fund (Series I)          (24.52) (24.52) (5.69)  0.18     N/A     5.45   05/05/93
AIM V.I.Value Fund (Series I)                   (13.70) (13.70) (2.31)  8.27     N/A    11.97   05/05/93
Alliance Technology (Class B)                   (26.42) (26.42) (0.51) 10.73     N/A    10.45   01/11/96
WFVT Small Cap Growth Fund                         N/A     N/A    N/A    N/A     N/A    10.84   05/01/01
Delaware VIP Large Cap Value (Standard Class)    (5.13)  (5.13) (0.05)  7.25   10.64     9.05   07/28/88
Delaware VIP REIT (Standard Class)                7.38    7.38  10.20    N/A     N/A     5.28   05/04/98
Delaware VIP Small Cap Value (Service Class)     10.24   10.24   6.41   8.17     N/A    10.42   12/27/93
Delaware VIP Trend (Standard Class)             (16.44) (16.44)  8.92  12.14     N/A    13.09   12/27/93
Fidelity VIP Contrafund (Service Class)         (13.50) (13.50) (1.16)  8.69     N/A    13.99   01/03/95
Fidelity VIP Growth (Service Class)             (18.79) (18.79) (1.57)  9.82   11.67    12.08   10/09/86
Janus AS Worldwide Growth (Institutional Class) (23.44) (23.44)  1.13   9.68     N/A    14.24   09/13/93
Lincoln National Aggressive Growth              (34.15) (34.15) (3.84)  0.01     N/A     3.72   02/03/94
Lincoln National Bond                             7.74    7.74   4.03   5.60    5.71     8.76   12/28/81
Lincoln National Capital Appreciation           (26.85) (26.85) (4.45)  7.99     N/A    10.29   02/03/94
Lincoln National Equity Income                   (8.54)  (8.54)  1.56   8.48     N/A    11.76   02/03/94
Lincoln National Global Asset Allocation         (8.97)  (8.97) (2.26)  4.27    7.33     7.29   08/03/87
Lincoln National Growth and Income              (12.38) (12.38) (3.21)  6.82    9.69    12.14   12/28/81
Lincoln National International                  (11.13) (11.13)  0.53   3.76    5.95     5.44   05/01/91
Lincoln National Managed                         (2.89)  (2.89)  0.16   6.07    7.59     9.04   04/27/83
Lincoln National Money Market                     2.67    2.67   3.59   3.65    3.22     5.01   01/07/82
Lincoln National Social Awareness               (10.70) (10.70) (2.72)  8.13   11.71    12.88   05/02/88
Lincoln National Special Opportunities            0.81    0.81   2.87   7.73   10.20    11.61   12/28/81
MFS Capital Opportunities (Initial Class)       (24.47) (24.47)  1.50  10.31     N/A    11.17   08/14/96
MFS Total Return (Initial Class)                 (1.05)  (1.05)  4.86   8.89     N/A    11.72   01/03/95
MFS Utilities (Initial Class)                   (25.83) (25.19)  0.69   9.11     N/A    13.27   01/03/95
Neuberger Berman AMT Mid-Cap Growth             (25.26) (25.62)  1.05    N/A     N/A    12.94   11/03/97
Neuberger Berman AMT Regency                       N/A     N/A    N/A    N/A     N/A    (0.76)  08/22/01
Putnam Health Sciences (Class IB)               (20.79) (20.79)  0.99    N/A     N/A     3.06   05/01/98
Scudder VIT Equity 500 Index                    (13.32) (13.32) (2.62)   N/A     N/A     4.21   10/01/97
Scudder VIT Small Cap Index                       0.75    0.75   4.28    N/A     N/A     3.09   08/25/97
WFVT Equity Income Fund                          (6.62)  (6.62)  0.15   8.02     N/A     8.11   05/06/96
WFVT Large Company Growth Fund                  (21.88) (21.88)   N/A    N/A     N/A    (3.64)  09/20/99
WFVT Small Cap Growth Fund                      (25.31) (25.31) (2.16) (3.04)    N/A     3.45   05/01/95

Non-Standard Performance Data (assuming the I-4Life(R) Advantage was in effect):



   Period Ending December 31, 2001



   I-4Life/SM/ Advantage







                                                                                      since     As if
Subaccounts                                     YTD     1-year  3-year 5-year 10-year inception commenced
---------------------------------------------------------------------------------------------------------
AFIS Growth--Income (Class 2)                      .37%    .37%  5.00% 10.38%  11.00%   11.93%  02/08/84
AFIS Growth-Income (Class 2)                       6.1%    6.1%  10.4%  14.1%   13.6%    13.1%  02/08/84
AFIS Growth (Class 2)                           (19.90) (19.90)  8.02  16.21   13.91    13.78   02/08/84
AFIS International (Class 2)                    (21.60) (21.60)  0.99   5.35    7.55     6.66   05/01/90
AIM V.I. International Fund (Series I)          (25.17) (25.17) (6.50) (0.67)    N/A     4.55   05/05/93
AFIS Growth-Income (Class 2)                       6.1%    6.1%  10.4%  14.1%   13.6%    13.1%  02/08/84
AFIS Growth-Income (Class 2)                       6.1%    6.1%  10.4%  14.1%   13.6%    13.1%  02/08/84
AIM V.I.Value Fund (Series I)                   (14.43) (14.43) (3.14)  7.35     N/A    11.02   05/05/93
Alliance Technology (Class B)                   (27.05) (27.05) (1.36)  9.79     N/A     9.50   01/11/96
WFVT Small Cap Growth Fund                         N/A     N/A    N/A    N/A     N/A    10.20   05/01/01
Delaware VIP Large Cap Value (Standard Class)    (5.94)  (5.94) (0.91)  6.34    9.70     8.12   07/28/88
Delaware VIP REIT (Standard Class)                6.47    6.47   9.26    N/A     N/A     4.38   05/04/98
Delaware VIP Small Cap Value (Service Class)      9.30    9.30   5.50   7.25     N/A     9.48   12/27/93
Delaware VIP Trend (Standard Class)             (17.15) (17.15)  8.00  11.18     N/A    12.12   12/27/93
Fidelity VIP Contrafund (Service Class)         (14.23) (14.23) (2.00)  7.77     N/A    13.01   01/03/95
Fidelity VIP Growth (Service Class)             (19.48) (19.48) (2.41)  8.88   10.72    11.13   10/09/86
Janus AS Worldwide Growth (Institutional Class) (24.10) (24.10)  0.27   8.74     N/A    13.27   09/13/93
Lincoln National Aggressive Growth              (34.72) (34.72) (4.66) (0.85)    N/A     2.84   02/03/94
Lincoln National Bond                             6.82    6.82   3.15   4.70    4.81     7.84   12/28/81
Lincoln National Capital Appreciation           (27.47) (27.47) (5.26)  7.07     N/A     9.35   02/03/94
Lincoln National Equity Income                   (9.32)  (9.32)  0.69   7.56     N/A    10.81   02/03/94
Lincoln National Global Asset Allocation         (9.75)  (9.75) (3.09)  3.38    6.41     6.37   08/03/87
Lincoln National Growth and Income              (13.13) (13.13) (4.03)  5.90    8.75    11.18   12/28/81
Lincoln National International                  (11.89) (11.89) (0.33)  2.88    5.05     4.54   05/01/91
Lincoln National Managed                         (3.72)  (3.72) (0.69)  5.17    6.67     8.11   04/27/83
Lincoln National Money Market                     1.80    1.80   2.70   2.77    2.34     4.12   01/07/82
Lincoln National Social Awareness               (11.46) (11.46) (3.55)  7.21   10.76    11.91   05/02/88
Lincoln National Special Opportunities           (0.05)  (0.05)  1.99   6.81    9.26    10.66   12/28/81
MFS Capital Opportunities (Initial Class)       (25.12) (25.12)  0.63   9.37     N/A    10.22   08/14/96
MFS Total Return (Initial Class)                 (1.89)  (1.89)  3.97   7.96     N/A    10.77   01/03/95
MFS Utilities (Initial Class)                   (25.83) (25.83) (0.17)  8.18     N/A    12.30   01/03/95
Neuberger Berman AMT Mid-Cap Growth             (26.26) (26.26)  0.19    N/A     N/A    11.97   11/03/97
Neuberger Berman AMT Regency                       N/A     N/A    N/A    N/A     N/A    (1.07)  08/22/01
Putnam Health Sciences (Class IB)               (21.47) (21.47)  0.12    N/A     N/A     2.18   05/01/98
Scudder VIT Equity 500 Index                    (14.06) (14.06) (3.45)   N/A     N/A     3.32   10/01/97
Scudder VIT Small Cap Index                      (0.11)  (0.11)  3.39    N/A     N/A     2.22   08/25/97
WFVT Equity Income Fund                          (7.41)  (7.41) (0.70)  7.11     N/A     7.79   05/06/96
WFVT Large Company Growth Fund                  (22.54) (22.54)   N/A    N/A     N/A    (4.46)  09/20/99
WFVT Small Cap Growth Fund                      (25.94) (25.94) (2.98) (3.86)    N/A     2.87   05/01/95



The performance figures shown reflect the cost of the I-4Life/SM/ Advantage with the EGMDB death benefit. If the Guarantee of Principal death benefit was elected, the returns would have been higher.

Annuity Payouts

Variable annuity payouts
Variable annuity payouts will be determined on the basis of: (1) the dollar value of the contract on the annuity commencement date, less any applicable premium taxes and surrender charges; (2) the annuity tables contained in the contract; (3) the type of annuity option selected; and (4) the investment results of the fund(s) selected. In order to determine the amount of variable annuity payouts, Lincoln Life makes the following calculation: first, it determines the dollar amount of the first payout; second, it credits the contract with a fixed number of annuity units based on the amount of the first payout; and third, it calculates the value of the annuity units each period thereafter. These steps are explained below.

The dollar amount of the first periodic variable annuity payout is determined by applying the total value of the accumulation units credited under the contract valued as of the annuity commencement date (less any premium taxes and surrender charges) to the annuity tables contained in the contract. The first variable annuity payout will be paid 14 days after the annuity commencement date. This day of the month will become the day on which all future annuity payouts will be paid. Amounts shown in the tables are based on the 1983 Table "a" Individual Annuity Mortality Tables, modified, with an assumed investment return at the rate of 3%, 4%, 5% or 6% per annum. The first annuity payout is determined by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of value accumulated under the contract. These annuity tables vary according to the form of annuity selected and the age of the annuitant at the annuity commencement date. The assumed interest rate stated above is the measuring point for subsequent annuity payouts. If the actual net investment rate (annualized) exceeds the assumed rate, the payout will increase at a rate equal to the amount of such excess. Conversely, if the actual rate is less than the assumed rate, annuity payouts will decrease. If the assumed rate of interest were to be increased, annuity payouts would start at a higher level but would decrease more rapidly or increase more slowly.

Lincoln Life may use sex distinct annuity tables in contracts that are not associated with employer sponsored plans and where not prohibited by law.

At an annuity commencement date, the contract is credited with annuity units for each subaccount on which variable annuity payouts are based. The number of annuity units to be credited is determined by dividing the amount of the first periodic payout by the value of an annuity unit in each subaccount selected. Although the number of annuity units is fixed by this process, the value of such units will vary with the value of the underlying fund. The amount of the second and subsequent periodic payouts is determined by multiplying the contractowner's fixed number of annuity units in each subaccount by the appropriate annuity unit value for the valuation date ending 14 days prior to the date that payout is due.

The value of each subaccount's annuity unit will be set initially at $1.00. the annuity unit value for each subaccount at the end of any valuation date is determined by multiplying the subaccount annuity unit value for the immediately preceding valuation date by the product of:

(a)The net investment factor of the subaccount for the valuation period for which the annuity unit value is being determined, and

(b)A factor to neutralize the assumed investment return in the annuity table.

The value of the annuity units is determined as of a valuation date 14 days prior to the payment date in order to permit calculation of amounts of annuity payouts and mailing of checks in advance of their due dates. Such checks will normally be issued and mailed at least three days before the due date.






I-4Life/SM/ Advantage for Non-qualified contracts


During the Access Period, regular income payments will be determined on the basis of: (1) the dollar value of the contract on the valuation date not more than fourteen days prior to the initial regular income date, less any applicable premium taxes, and each regular income payment date thereafter (or each subsequent anniversary of the initial regular income date if levelized payments are selected); (2) the annuity factor; and (3) the investment results of the variable subaccounts selected. The initial regular income payment is determined by dividing the contract value as of the valuation date no more than fourteen days prior to the initial regular income payment date, less any premium taxes, by 1,000 and multiplying this result by the annuity factor. Subsequent regular income payments are determined by dividing the Account Value as of the valuation date not more than fourteen days prior to the regular income payment due date (or each subsequent anniversary of the initial regular income date if levelized payments are selected) by 1,000 and multiplying this result by the annuity factor adjusted for the remaining annuity period.



I-4Life/SM/ Advantage annuity factors are based on whether the I-4Life/SM/ Advantage or the Income4Life(R) Solution is selected, an assumed investment return of either 3%, 4%, 5% or 6% per annum, the length of the Access Period, the length of time any regular income payments are guaranteed after the Access Period, the frequency of the regular income payments, and the age(s) and sex(s) of the annuitant(s) as of the date the initial regular income payment is calculated, and when applicable, the 1983 Table "a" Individual Annuity Mortality Table, modified.



At the end of the Access Period, the periodic regular income payment will purchase annuity units at the then current annuity unit value. Subsequent regular income payments made after the Access Period will be calculated using annuity units as described in the Variable annuity payouts section above.



The assumed interest rate is the measuring point for subsequent regular income payments. Each subsequent regular income payment will fluctuate. If the actual net investment rate (annualized) for the contract exceeds the assumed rate, the regular income payment will increase at a rate approximately equal to the amount of such excess. Conversely, if the actual net investment rate for the contract is less than the assumed rate, the regular income payment will decrease. If a higher assumed rate of interest is selected, regular income payments will start at a higher level but will decrease more rapidly or increase more slowly.



Lincoln Life may use sex-distinct annuity factors for contracts that are not associated with employer sponsored plans and where not prohibited by law.



I-4Life/SM/ Advantage options for IRA contracts


During the Access Period, regular income payments will be determined on the basis of: (1) the dollar value of the contract on December 31 of each year prior to the initial regular income payment and each subsequent regular income payment; (2) the annuity factor for the I-4Life/SM/ Advantage or Income4Life(R) Solution option selected; and (3) the investment results of the fixed and/or variable subaccounts selected. The initial regular income payment is determined by dividing the contract value as of December 31 of the year prior to the initial regular income payment date by 1,000 and multiplying this result by the annuity factor. Any regular income payments due in the same calendar year will be equal to the first regular income payment of the calendar year. This results in the regular income payment remaining level for a full calendar year and then adjusting at the beginning of the next calendar year. The first regular income payment of a subsequent calendar year will be determined by dividing the Account Value as of December 31 of the year prior by 1,000 and multiplying this result by the annuity factor adjusted for the remaining annuity period.



I-4Life/SM/ Advantage annuity factors are based on whether the I-4Life/SM/ Advantage or Income4Life(R) Solution is selected, an assumed investment return of either 3%, 4%, 5% or 6% per annum, the length of the Access Period, the length of time any regular income payments are guaranteed after the Access Period, the frequency of the regular income payments, and the age(s) and sex(s) of the annuitant(s) as of the date the initial regular income payment is calculated, and when applicable the 1983 Table "a" Individual Annuity Mortality Table, modified.



At the end of the Access Period, the periodic regular income payment will purchase annuity units at the then current annuity unit value. Subsequent regular income payments made after the Access Period will be calcu lated using annuity units as described in the Variable annuity payouts section above.



The assumed interest rate is the measuring point for subsequent regular income payments. Regular income payments will be adjusted at the beginning of each calendar year during the Access Period, regardless of whether the account value is invested in fixed or variable subaccounts. After the Access Period each subsequent regular income payment will be adjusted. If the actual net investment rate (annualized) for the contract, whether based upon a fixed and/or variable subaccount, exceeds the assumed rate, the regular income payment will increase at a rate approximately equal to the amount of such excess. Conversely, if the actual net investment rate for the contract is less than the assumed rate, the regular income payment will decrease. If a higher assumed rate of interest is selected, regular income payments will start at a higher level but will decrease more rapidly or increase more slowly.



Lincoln Life may use sex-distinct annuity factors for contracts that are not associated with employer sponsored plans and where not prohibited by law.


Proof of age, sex and survival
Lincoln Life may require proof of age, sex, or survival of any payee upon whose age, sex, or survival payments depend.

Advertising and sales literature

As set forth in the Prospectus, Lincoln Life may refer to the following organizations (and others) in its marketing materials:

A.M. Best's Rating System is designed to evaluate the various factors affecting the overall performance of an insurance company in order to provide an opinion as to an insurance company's relative financial strength and ability to meet its contractual obligations. The procedure includes both a quantitative and qualitative review of each company. A.M. Best also provides certain rankings, to which Lincoln Life intends to refer.

FITCH provides ratings on over 800 insurance entities in close to 30 countries. The Insurance Group maintains three significant analytical staffing centers in Chicago, London and New York, and also coordinates local analytical resources in other parts of the world on behalf of Fitch's global office network.

EAFE Index is prepared by Morgan Stanley Capital International (MSCI). It measures performance of equity securities in Europe, Australia and the Far
East. The index reflects the movements of world stock markets by representing the evolution of an unmanaged portfolio. The EAFE Index offers international diversification representing over 1,000 companies across 20 different countries.

Lipper Variable Insurance Products Performance Analysis Service is a publisher of statistical data covering the investment company industry in the United States and overseas. Lipper is recognized as the leading source of data on open-end and closed-end funds. Lipper currently tracks the performance of over 5,000 investment companies and publishes numerous specialized reports, including reports on performance and portfolio analysis, fee and expense analysis.

Moody's insurance financial strength rating is an opinion of an insurance company's financial strength and ability to meet financial obligations. The purpose of Moody's ratings is to provide investors with a simple system of gradation by which the relative quality of insurance companies may be noted.

Morningstar is an independent financial publisher offering comprehensive statistical and analytical coverage of open-end and closed-end funds and variable annuities.

Standard & Poor's insurance claims-paying ability rating is an opinion of an operating insurance company's financial capacity to meet obligations under an insurance policy in accordance with the terms. The likelihood of a timely flow of funds from the insurer to the trustee for the bondholders is a key element in the rating determination for such debt issues.

VARDS (Variable Annuity Research and Data Service) provides a comprehensive guide to variable annuity contract features and historical fund performance.
The service also provides a readily understandable analysis of the comparative characteristics and market performance of funds inclusive in variable contracts.

Standard & Poor's 500 Index--A broad-based measurement of U.S. stock-market performance based on the weighted average performance of 500 common stocks of leading company's and leading industries; commonly known as the Standard & Poor's 500 (S&P 500). The selection of stocks, their relative weightings to reflect differences in the number of outstanding shares, and publication of the index itself are services of Standard & Poor's Corporation, a financial advisory, securities rating, and publishing firm.

NASDAQ-OTC Price Index--this index is based on the National Association of Securities Dealers Automated Quotations (NASDAQ) and represents all domestic over-the-counter stocks except those traded on exchanges and those having only one market maker, a total of some 3,500 stocks. It is market value-weighted and was introduced with a base of 100.00 on February 5, 1971.

Dow Jones Industrial Average (DJIA)--price-weighted average of 30 actively traded blue chip stocks, primarily industrials but currently including American Express Company and American Telephone and Telegraph Company. Prepared and published by Dow Jones & Company, it is the oldest and most widely quoted of all the market indicators. The average is quoted in points, not dollars.

In its advertisements and other sales literature for the VAA and the funds, Lincoln Life intends to illustrate the advantages of the contracts in a number of ways:

Compound Interest Illustrations. These will emphasize several advantages of the variable annuity contract. For example, but not by way of illustration, the literature may emphasize the potential tax savings through tax deferral; the potential advantage of the variable annuity account over the fixed account; and the compounding effect when a client makes regular deposits to his or her contract.

Internet. An electronic communications network which may be used to provide information regarding Lincoln Life, performance of the subaccounts and advertisement literature.

Additional Services

Dollar-cost Averaging (DCA). You may systematically transfer on a monthly basis amounts from the fixed account or certain variable subaccounts into the variable subaccounts or the fixed side of the contract. You may elect to participate in the DCA program at the time of application or at anytime before the annuity commencement date by completing an election form available from us. The minimum amount to be dollar cost averaged is $1,500 over any period between six and 60 months. Once elected, the program will remain in effect until the earlier of: (1) the annuity commencement date; (2) the value of the amount being DCA'd is depleted; or (3) you cancel the program by written request or by telephone if we have your telephone authorization on file. If you have cancelled the DCA program prior to the end of the selected DCA period, any remaining contract value in the DCA holding account within the fixed account, will automatically be transferred to the variable subaccounts selected by you. A transfer under this program is not considered a transfer for purposes of limiting the number of transfers that may be made. We reserve the right to discontinue this program at any time. DCA does not assure a profit or protect against loss.

Automatic Withdrawal Service (AWS). AWS provides an automatic, periodic withdrawal of contract value to you. AWS may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the contractowner. You may elect to participate in AWS at the time of application or at any time before the annuity commencement date by sending a written request to our home office. The minimum contract value required to establish AWS is $10,000. You may cancel or make changes to your AWS program at any time by sending a written request to our home office. If telephone authorization has been elected, certain changes may be made by telephone. Notwithstanding the requirements of the program, any withdrawal must be permitted by Section 401(a)(9) of the code for qualified plans or permitted under Section 72 for non-qualified contracts. To the extent that withdrawals under AWS do not qualify for an exemption from the contingent deferred sales charge, we will assess any applicable surrender charges on those withdrawals. See Charges and other deductions --Surrender charge in the Prospectus. We reserve the right to discontinue this service at any time.

Cross-Reinvestment Service. Under this option, account value in a designated variable subaccount or the fixed side of the contract that exceeds a certain baseline amount is automatically transferred to another specific variable subaccount(s) or the fixed side of the contract at specific intervals. You may elect to participate in cross-reinvestment at the time of application or at any time before the annuity commencement date by sending a written request to our home office or by telephone if we have your telephone authorization on file. You designate the holding account, the receiving account(s), and the baseline amount. Cross-reinvestment will continue until we receive authorization to terminate the program.

The minimum holding account value required to establish cross-reinvestment is $10,000. A transfer under this program is not considered a transfer for purposes of limiting the number of transfers that may be made. We reserve the right to discontinue this service at any time.

Portfolio Rebalancing. Portfolio rebalancing is an option which, if elected by the contractowner, restores to a pre-determined level the percentage of contract value allocated to each variable account subaccount (e.g., 20% Money Market, 50% Growth, 30% International). This pre-determined level will be the allocation initially selected when the contract was purchased, unless subsequently changed. The portfolio rebalancing allocation may be changed at any time by submitting a written request to Lincoln Life or by telephone if we have your telephone authorization on file.

If portfolio rebalancing is elected, all purchase payments and any corresponding bonus credits allocated to the variable account subaccounts must be subject to portfolio rebalancing.

Portfolio rebalancing may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the contractowner. Once the portfolio rebalancing option is activated, any variable account subaccount transfers executed outside of the portfolio rebalancing option will terminate the portfolio rebalancing option. Any subsequent purchase payment or withdrawal that modifies the account balance within each variable account subaccount may also cause termination of the portfolio rebalancing option. Any such termination will be confirmed to the contractowner. The contractowner may terminate the portfolio rebalancing option or re-enroll at any time by writing Lincoln Life, or by calling, if we have your telephone authorization on file.

The portfolio rebalancing program is not available following the annuity commencement date.


Lincoln Financial Group. Lincoln Financial Group is the marketing name for Lincoln National Corporation (NYSE:LNC) and its affiliates. With headquarters in Philadelphia, Lincoln Financial Group has consolidated assets of $98 billion and annual consolidated revenues of $6.4 billion. Through its wealth accumulation and protection businesses, the company provides annuities, life insurance, 401(k) plans, mutual funds, managed accounts, institutional investment and financial planning and advisory services.


Lincoln Life's Customers. Sales literature for the VAA and the funds may refer to the number of employers and the number of individual annuity clients which

Lincoln Life serves. As of the date of this SAI, Lincoln Life was serving over 17,000 employers and more than 1.5 million individuals.



Lincoln Life's Assets, Size. Lincoln Life may discuss its general financial condition (see, for example, the reference to A.M. Best Company, above); it may refer to its assets; it may also discuss its relative size and/or ranking among companies in the industry or among any sub-classification of those companies, based upon recognized evaluation criteria (see reference to A.M. Best Company above). For example, at year-end 2001 Lincoln Life had statutory admitted assets of over $74 billion.


Other Information

Due to differences in redemption rates, tax treatment or other considerations, the interests of contractowners under the variable life accounts could conflict with those of contractowners under the VAA. In those cases, where assets from variable life and variable annuity separate accounts are invested in the same fund(s) (i.e., where mixed funding occurs), the Boards of Directors of the fund involved will monitor for any material conflicts and determine what action, if any, should be taken. If it becomes necessary for any separate account to replace shares of any fund with another investment, that fund may have to liquidate securities on a disadvantageous basis. Refer to the prospectus for each fund for more information about mixed funding.

Financial Statements

Financial statements of the VAA and the statutory-basis financial statements of Lincoln Life appear on the following pages.

Lincoln National Variable Annuity Account C

Statement of assets and liabilities

December 31, 2001

                                                                                                              Contract
                                                                                                Mortality &   Redemptions
                                                                   Contract                     Expense       Due To
                                                                   Purchases                    Charges       The
                                                                   Due From                     Payable To    Lincoln
                                                                   The Lincoln                  The Lincoln   National
                                                                   National Life                National Life Life
                                                                   Insurance                    Insurance     Insurance
                                                    Investments    Company       Total Assets   Company       Company
--------------------------------------------------------------------------------------------------------------------------
AFIS Growth Class 2 Subaccount                      $  260,785,407  $  457,030   $  261,242,437   $ 21,926     $     --
AFIS Growth-Income Class 2 Subaccount                        5,154          --            5,154          1           --
AFIS International Class 2 Subaccount                   29,939,954          --       29,939,954      2,471      153,101
AIM International Equity Subaccount                          5,179          --            5,179          1           --
AIM Value Subaccount                                         5,094          --            5,094          1           --
American Century VP International Subaccount               281,885          --          281,885         13      193,123
AVPSF Small Cap Value Class A Subaccount                     5,379          --            5,379          1           --
AVPSF Technology Class B Subaccount                     47,456,623          --       47,456,623      4,005      163,956
AVPSF Growth Class B Subaccount                          6,687,883       5,032        6,692,915        558           --
Baron Capital Asset Subaccount                          67,276,649     552,047       67,828,696      5,603           --
Deutsche Equity 500 Index Subaccount                   108,438,264     157,765      108,596,029      9,090           --
Deutsche Small Cap Index Subaccount                     22,508,318     175,979       22,684,297      1,881           --
DGPF Trend Subaccount                                  391,137,613          --      391,137,613     32,692      412,838
DGPF Growth and Income Subaccount                      110,807,693      58,722      110,866,415      9,296           --
DGPF Global Bond Subaccount                             11,964,620       5,642       11,970,262        985           --
DGPF REIT Subaccount                                    47,180,658      73,380       47,254,038      3,903           --
DGPF Small Cap Value Service Class Subaccount           37,209,631     453,723       37,663,354      3,102           --
Fidelity VIP Growth Service Class Subaccount           128,527,403     132,067      128,659,470     10,802           --
Fidelity VIP II Contrafund Service Class Subaccount     63,638,031         532       63,638,563      5,309           --
Janus Aspen Worldwide Growth Subaccount                310,393,985          --      310,393,985     25,750      108,747
LN Aggressive Growth Subaccount                        296,050,501     160,855      296,211,356     24,810           --
LN Bond Subaccount                                     402,259,845      15,383      402,275,228     33,138           --
LN Capital Appreciation Subaccount                   1,057,519,946     286,128    1,057,806,074     88,528           --
LN Equity-Income Subaccount                            761,211,459     247,833      761,459,292     63,495           --
LN Global Asset Allocation Subaccount                  312,919,941      88,697      313,008,638     25,946           --
LN Growth and Income Subaccount                      2,797,746,466     199,411    2,797,945,877    233,376           --
LN International Subaccount                            313,352,879          --      313,352,879     25,717      985,929
LN Managed Subaccount                                  675,862,747          --      675,862,747     56,066      468,381
LN Money Market Subaccount                             172,131,071   1,272,652      173,403,723     14,253           --
LN Social Awareness Subaccount                       1,197,031,791     334,954    1,197,366,745    100,055           --
LN Special Opportunities Subaccount                    499,972,719          --      499,972,719     41,495      438,791
MFS Capital Opportunities Subaccount                         5,151          --            5,151          1           --
MFS Total Return Subaccount                                  5,154          --            5,154          1           --
MFS Utilities Subaccount                                 4,193,867     143,421        4,337,288        350           --
NB AMT Partners Subaccount                              19,244,215      28,511       19,272,726      1,609           --
NB AMT Regency Subaccount                                    5,359          --            5,359          1           --
NB AMT Mid-Cap Growth Subaccount                       136,992,500          --      136,992,500     11,470       56,911
Putnam Health Sciences Class IB Subaccount               4,652,425      38,977        4,691,402        388           --








                                                    Net Assets
------------------------------------------------------------------
AFIS Growth Class 2 Subaccount                      $  261,220,511
AFIS Growth-Income Class 2 Subaccount                        5,153
AFIS International Class 2 Subaccount                   29,784,382
AIM International Equity Subaccount                          5,178
AIM Value Subaccount                                         5,093
American Century VP International Subaccount                88,749
AVPSF Small Cap Value Class A Subaccount                     5,378
AVPSF Technology Class B Subaccount                     47,288,662
AVPSF Growth Class B Subaccount                          6,692,357
Baron Capital Asset Subaccount                          67,823,093
Deutsche Equity 500 Index Subaccount                   108,586,939
Deutsche Small Cap Index Subaccount                     22,682,416
DGPF Trend Subaccount                                  390,692,083
DGPF Growth and Income Subaccount                      110,857,119
DGPF Global Bond Subaccount                             11,969,277
DGPF REIT Subaccount                                    47,250,135
DGPF Small Cap Value Service Class Subaccount           37,660,252
Fidelity VIP Growth Service Class Subaccount           128,648,668
Fidelity VIP II Contrafund Service Class Subaccount     63,633,254
Janus Aspen Worldwide Growth Subaccount                310,259,488
LN Aggressive Growth Subaccount                        296,186,546
LN Bond Subaccount                                     402,242,090
LN Capital Appreciation Subaccount                   1,057,717,546
LN Equity-Income Subaccount                            761,395,797
LN Global Asset Allocation Subaccount                  312,982,692
LN Growth and Income Subaccount                      2,797,712,501
LN International Subaccount                            312,341,233
LN Managed Subaccount                                  675,338,300
LN Money Market Subaccount                             173,389,470
LN Social Awareness Subaccount                       1,197,266,690
LN Special Opportunities Subaccount                    499,492,433
MFS Capital Opportunities Subaccount                         5,150
MFS Total Return Subaccount                                  5,153
MFS Utilities Subaccount                                 4,336,938
NB AMT Partners Subaccount                              19,271,117
NB AMT Regency Subaccount                                    5,358
NB AMT Mid-Cap Growth Subaccount                       136,924,119
Putnam Health Sciences Class IB Subaccount               4,691,014

                                    Affiliated      Non-Affiliated
                                    --------------- --------------
              Investments at Cost   $10,043,330,598 $1,698,904,581
              Investments at Market   9,084,359,580  1,211,053,879

See accompanying notes.

Lincoln National Variable Annuity Account C

Statement of operations

Year Ended December 31, 2001

                                                                                        AFIS
                                                                         AFIS           Growth-
                                                                         Growth         Income
                                                                         Class 2        Class 2
                                                                         Subaccount     Subaccount
---------------------------------------------------------------------------------------------------
Net Investment Income (Loss):
  . Dividends from investment income                                     $   1,059,084  $       --
  . Dividends from net realized gains on investments                        60,567,457          --
  . Mortality and expense guarantees:
    Multi-Fund(R) (1.002% Fee Rate)                                         (2,164,026)         --
    Multi-Fund(R) (1.302% Fee Rate)                                            (77,688)         --
    eAnnuity(TM) (.55% Fee Rate)                                                    --          --
    Multi-Fund(R) (1.00% Fee Rate)                                                  (1)         (1)
    Multi-Fund(R) (1.30% Fee Rate)                                                  (2)         (2)
    Multi-Fund(R) (1.25% Fee Rate)                                                  (2)         (2)
    Multi-Fund(R) (1.75% Fee Rate)                                                  (2)         (2)
    Multi-Fund(R) (1.95% Fee Rate)                                                  (2)         (2)
                                                                         -------------  ----------
NET INVESTMENT INCOME (LOSS)                                                59,384,818          (9)
Net Realized and Unrealized Gain (Loss) on Investments:
  . Net realized gain (loss) on investments                                 (2,596,701)         --
  . Net change in unrealized appreciation or depreciation on investments  (103,231,937)         64
                                                                         -------------  ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                    (105,828,638)         64
                                                                         -------------  ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS          $ (46,443,820) $       55
                                                                         =============  ==========

                                                                         Deutsche       Deutsche
                                                                         Equity 500     Small Cap
                                                                         Index          Index
                                                                         Subaccount     Subaccount
---------------------------------------------------------------------------------------------------
Net Investment Income (Loss):
  . Dividends from investment income                                     $     906,906  $  128,796
  . Dividends from net realized gains on investments                            94,525   1,036,845
  . Mortality and expense guarantees:
    Multi-Fund(R) (1.002% Fee Rate)                                           (968,412)   (161,568)
    Multi-Fund(R) (1.302% Fee Rate)                                            (31,248)    (11,407)
    eAnnuity(TM) (.55% Fee Rate)                                                  (686)     (1,716)
    Multi-Fund(R) (1.00% Fee Rate)                                                  (1)         (1)
    Multi-Fund(R) (1.30% Fee Rate)                                                  (2)         (2)
    Multi-Fund(R) (1.25% Fee Rate)                                                  (1)         (2)
    Multi-Fund(R) (1.75% Fee Rate)                                                  (2)         (2)
    Multi-Fund(R) (1.95% Fee Rate)                                                  (2)         (2)
                                                                         -------------  ----------
NET INVESTMENT INCOME (LOSS)                                                     1,077     990,941
Net Realized and Unrealized Gain (Loss) on Investments:
  . Net realized gain (loss) on investments                                 (1,947,945)   (366,718)
  . Net change in unrealized appreciation or depreciation on investments   (11,798,667)   (291,672)
                                                                         -------------  ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                     (13,746,612)   (658,390)
                                                                         -------------  ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS          $ (13,745,535) $  332,551
                                                                         =============  ==========

See accompanying notes.

                                                             AVPSF
AFIS               AIM                      American         Small Cap     AVPSF         AVPSF
International      International AIM        Century          Value         Technology    Growth        Baron
Class 2            Equity        Value      VP International Class A       Class B       Class B       Capital Asset
Subaccount         Subaccount    Subaccount Subaccount       Subaccount    Subaccount    Subaccount    Subaccount
--------------------------------------------------------------------------------------------------------------------
$    239,905        $        18  $       7  $       94        $       --   $         --  $     14,616  $         --
   7,237,900                137        102      10,343                --      3,999,942     1,050,684       220,811
    (259,574)                --         --          --                --       (474,824)      (65,215)     (446,618)
      (8,269)                --         --          --                --        (10,610)       (1,275)      (24,984)
          --                 --         --        (727)               --             --            --          (399)
          (1)                (1)        (1)         --                (1)            (1)           --            --
          (2)                (2)        (2)         --                (2)            (2)           --            --
          (2)                (2)        (1)         --                (2)            (2)           --            --
          (2)                (2)        (2)         --                (2)            (2)           --            --
          (2)                (2)        (2)         --                (2)            (2)           --            --
------------        -----------  ---------  ----------        ----------   ------------  ------------  ------------
   7,209,953                146        101       9,710                (9)     3,514,499       998,810      (251,190)
 (13,513,306)                --         --     (34,911)               --    (13,121,696)     (960,931)     (724,101)
     967,599                (66)      (105)      7,856               289     (7,256,061)   (2,199,302)    4,439,791
------------        -----------  ---------  ----------        ----------   ------------  ------------  ------------
 (12,545,707)               (66)      (105)    (27,055)              289    (20,377,757)   (3,160,233)    3,715,690
------------        -----------  ---------  ----------        ----------   ------------  ------------  ------------
$ (5,335,754)       $        80  $      (4) $  (17,345)       $      280   $(16,863,258) $ (2,161,423) $  3,464,500
============        ===========  =========  ==========        ==========   ============  ============  ============

                                                             DGPF          Fidelity      Fidelity
                   DGPF          DGPF                        Small Cap     VIP           VIP II        Janus Aspen
DGPF               Growth and    Global     DGPF             Value         Growth        Contrafund    Worldwide
Trend              Income        Bond       REIT             Service Class Service Class Service Class Growth
Subaccount         Subaccount    Subaccount Subaccount       Subaccount    Subaccount    Subaccount    Subaccount
--------------------------------------------------------------------------------------------------------------------
$         --        $   171,788  $ 246,399  $  544,099        $       --   $         --  $    426,896  $  1,643,493
          --                 --         --     111,944                --     10,512,995     1,707,585            --
          --                 --   (114,631)   (362,441)         (118,430)    (1,347,319)     (598,869)   (3,389,047)
  (3,872,835)          (955,848)    (4,107)     (8,184)           (4,291)       (42,931)      (27,490)      (68,961)
        (984)              (122)       (15)         --                --             --            --        (2,191)
    (108,708)           (53,250)        --          (1)               (1)            (1)           (1)           (1)
          (1)                (1)        --          (2)               (2)            (2)           (2)           (2)
          (2)                (2)        --          (2)               (2)            (2)           (2)           (1)
          (2)                (2)        --          (2)               (2)            (2)           (2)           (2)
          (2)                (2)        --          (2)               (2)            (2)           (2)           (2)
------------        -----------  ---------  ----------        ----------   ------------  ------------  ------------
  (3,982,534)          (837,439)   127,646     285,409          (122,730)     9,122,736     1,508,113    (1,816,714)
 (11,628,755)          (617,580)  (210,446)    446,510          (199,246)    (6,321,527)   (3,119,597)  (18,298,416)
 (69,296,113)        (3,164,680)  (108,727)  1,927,399         1,789,847    (33,527,994)   (7,305,515)  (77,664,307)
------------        -----------  ---------  ----------        ----------   ------------  ------------  ------------
 (80,924,868)        (3,782,260)  (319,173)  2,373,909         1,590,601    (39,849,521)  (10,425,112)  (95,962,723)
------------        -----------  ---------  ----------        ----------   ------------  ------------  ------------
$(84,907,402)       $(4,619,699) $(191,527) $2,659,318        $1,467,871   $(30,726,785) $ (8,916,999) $(97,779,437)
============        ===========  =========  ==========        ==========   ============  ============  ============

Lincoln National Variable Annuity Account C

Year Ended December 31, 2001

                                                                         LN
                                                                         Aggressive     LN
                                                                         Growth         Bond
                                                                         Subaccount     Subaccount
-----------------------------------------------------------------------------------------------------
Net Investment Income (Loss):
  . Dividends from investment income                                     $          --   $19,007,216
  . Dividends from net realized gains on investments                        81,755,299            --
  . Mortality and expense guarantees:
    Multi-Fund(R) (1.002% Fee Rate)                                         (3,387,758)   (3,461,811)
    Multi-Fund(R) (1.302% Fee Rate)                                            (45,147)      (78,260)
    eAnnuity(TM) (.55% Fee Rate)                                                    --          (166)
    Multi-Fund(R) (1.00% Fee Rate)                                                  (1)           (1)
    Multi-Fund(R) (1.30% Fee Rate)                                                  (2)           (2)
    Multi-Fund(R) (1.25% Fee Rate)                                                  (2)           (1)
    Multi-Fund(R) (1.75% Fee Rate)                                                  (2)           (2)
    Multi-Fund(R) (1.95% Fee Rate)                                                  (2)           (2)
                                                                         -------------   -----------
NET INVESTMENT INCOME (LOSS)                                                78,322,385    15,466,971
Net Realized and Unrealized Gain (Loss) on Investments:
  . Net realized gain (loss) on investments                                 (9,854,837)      444,858
  . Net change in unrealized appreciation or depreciation on investments  (232,105,814)    9,674,334
                                                                         -------------   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                    (241,960,651)   10,119,192
                                                                         -------------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS          $(163,638,266)  $25,586,163
                                                                         =============   ===========

                                                                         LN             MFS
                                                                         Special        Capital
                                                                         Opportunities  Opportunities
                                                                         Subaccount     Subaccount
-----------------------------------------------------------------------------------------------------
Net Investment Income (Loss):
  . Dividends from investment income                                     $   7,006,502   $        --
  . Dividends from net realized gains on investments                                --            --
  . Mortality and expense guarantees:
    Multi-Fund(R) (1.002% Fee Rate)                                         (4,860,375)           --
    Multi-Fund(R) (1.302% Fee Rate)                                            (62,785)           --
    eAnnuity(TM) (.55% Fee Rate)                                                  (294)           --
    Multi-Fund(R) (1.00% Fee Rate)                                                  (1)           (1)
    Multi-Fund(R) (1.30% Fee Rate)                                                  (2)           (2)
    Multi-Fund(R) (1.25% Fee Rate)                                                  (2)           (1)
    Multi-Fund(R) (1.75% Fee Rate)                                                  (2)           (2)
    Multi-Fund(R) (1.95% Fee Rate)                                                  (2)           (2)
                                                                         -------------   -----------
NET INVESTMENT INCOME (LOSS)                                                 2,083,039            (8)
Net Realized and Unrealized Gain (Loss) on Investments:
  . Net realized gain (loss) on investments                                 (1,746,454)           --
  . Net change in unrealized appreciation or depreciation on investments     3,779,061            61
                                                                         -------------   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                       2,032,607            61
                                                                         -------------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS          $   4,115,646   $        53
                                                                         =============   ===========

See accompanying notes.

LN                             LN            LN                                             LN           LN
Capital         LN             Global Asset  Growth and       LN            LN              Money        Social
Appreciation    Equity-Income  Allocation    Income           International Managed         Market       Awareness
Subaccount      Subaccount     Subaccount    Subaccount       Subaccount    Subaccount      Subaccount   Subaccount
-----------------------------------------------------------------------------------------------------------------------
$          --   $   8,724,340  $  1,262,357  $    27,843,005  $  7,078,640   $  21,846,466  $ 6,195,835  $   8,043,614
  114,730,056      33,864,070    26,316,144      889,338,475    29,443,669     103,511,962           --    319,893,000
  (12,501,047)     (7,669,264)   (3,303,923)     (29,736,381)   (3,385,416)     (6,885,641)  (1,566,788)   (12,487,153)
     (268,106)       (173,507)      (48,840)        (289,465)      (45,333)        (93,005)     (41,512)      (253,768)
       (1,194)           (933)           --             (335)         (915)           (214)      (2,523)          (270)
           (1)             (1)           (1)              (1)           (1)             (1)          (1)            (1)
           (2)             (2)           (2)              (2)           (2)             (2)          (2)            (2)
           (1)             (2)           (2)              (2)           (1)             (2)          (2)            (2)
           (2)             (2)           (2)              (2)           (2)             (2)          (2)            (2)
           (2)             (2)           (2)              (2)           (2)             (2)          (2)            (2)
-------------   -------------  ------------  ---------------  ------------   -------------  -----------  -------------
  101,959,701      34,744,697    24,225,729      887,155,290    33,090,637     118,379,559    4,585,003    315,195,414
   (4,961,068)     (1,048,692)      618,654       25,605,549   (11,043,421)        421,178           --     (1,157,588)
 (511,439,122)   (104,224,417)  (57,552,322)  (1,329,052,963)  (62,340,373)   (138,648,439)          --   (463,336,369)
-------------   -------------  ------------  ---------------  ------------   -------------  -----------  -------------
 (516,400,190)   (105,273,109)  (56,933,668)  (1,303,447,414)  (73,383,794)   (138,227,261)          --   (464,493,957)
-------------   -------------  ------------  ---------------  ------------   -------------  -----------  -------------
$(414,440,489)  $ (70,528,412) $(32,707,939) $  (416,292,124) $(40,293,157)  $ (19,847,702) $ 4,585,003  $(149,298,543)
=============   =============  ============  ===============  ============   =============  ===========  =============

                                                              NB AMT        Putnam
MFS             MFS            NB AMT        NB AMT           Mid-Cap       Health Sciences
Total Return    Utilities      Partners      Regency          Growth        Class IB
Subaccount      Subaccount     Subaccount    Subaccount       Subaccount    Subaccount
--------------------------------------------------------------------------------------------
$          --   $          --  $     45,567  $            --  $         --   $          --
           --              --       432,889               --            --              --
           --         (16,504)     (156,760)              --    (1,470,182)        (15,339)
           --            (933)       (4,306)              --       (28,112)           (181)
           --              --           (47)              --          (432)             --
           (1)             (1)           --               (1)           (1)             (1)
           (2)             (1)           --               (2)           (2)             (2)
           (2)             (1)           --               (2)           (2)             (2)
           (2)             (2)           --               (2)           (2)             (2)
           (2)             (2)           --               (2)           (2)             (2)
-------------   -------------  ------------  ---------------  ------------   -------------
           (9)        (17,444)      317,343               (9)   (1,498,735)        (15,529)
           --        (113,206)     (374,536)              --   (28,561,257)        (36,201)
           64        (432,243)     (449,577)             269   (19,840,296)        (48,677)
-------------   -------------  ------------  ---------------  ------------   -------------
           64        (545,449)     (824,113)             269   (48,401,553)        (84,878)
-------------   -------------  ------------  ---------------  ------------   -------------
$          55   $    (562,893) $   (506,770) $           260  $(49,900,288)  $    (100,407)
=============   =============  ============  ===============  ============   =============

Lincoln National Variable Annuity Account C

Statements of changes in net assets

Years Ended December 31, 2000 and 2001

                                                                                        AFIS
                                                                         AFIS           Growth-
                                                                         Growth         Income
                                                                         Class 2        Class 2
                                                                         Subaccount     Subaccount
-----------------------------------------------------------------------------------------------------
NET ASSETS JANUARY 1, 2000                                               $          --  $         --
Changes From Operations:
.. Net investment income (loss)                                                (641,814)           --
.. Net realized gain (loss) on investments                                      (55,314)           --
.. Net change in unrealized appreciation or depreciation on investments     (18,213,688)           --
                                                                         -------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS            (18,910,816)           --
Changes From Unit Transactions:
 Accumulation Units:
..   Contract purchases                                                     242,388,332            --
..   Terminated contracts & transfers to annuity reserves                   (35,388,504)           --
                                                                         -------------  ------------
                                                                           206,999,828            --
 Annuity Reserves:
..   Transfer from accumulation units & between subaccounts                   1,278,366            --
..   Annuity Payments                                                           (36,752)           --
..   Receipt (reimbursement) of mortality guarantee adjustment                   (4,132)           --
                                                                         -------------  ------------
                                                                             1,237,482            --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS     208,237,310            --
                                                                         -------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                    189,326,494            --
                                                                         -------------  ------------
NET ASSETS AT DECEMBER 31, 2000                                            189,326,494            --
Changes From Operations:
.. Net investment income (loss)                                              59,384,818            (9)
.. Net realized gain (loss) on investments                                   (2,596,701)           --
.. Net change in unrealized appreciation or depreciation on investments    (103,231,937)           64
                                                                         -------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS            (46,443,820)           55
Changes From Unit Transactions:
 Accumulation Units:
..   Contract purchases                                                     210,016,845         5,098
..   Terminated contracts & transfers to annuity reserves                   (92,483,177)           --
                                                                         -------------  ------------
                                                                           117,533,668         5,098
 Annuity Reserves:
..   Transfer from accumulation units & between subaccounts                     977,809            --
..   Annuity Payments                                                          (171,697)           --
..   Receipt (reimbursement) of mortality guarantee adjustment                   (1,943)           --
                                                                         -------------  ------------
                                                                               804,169            --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS     118,337,837         5,098
                                                                         -------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                     71,894,017         5,153
                                                                         -------------  ------------
NET ASSETS AT DECEMBER 31, 2001                                          $ 261,220,511  $      5,153
                                                                         =============  ============

                                                                         Deutsche       Deutsche
                                                                         Equity 500     Small Cap
                                                                         Index          Index
                                                                         Subaccount     Subaccount
-----------------------------------------------------------------------------------------------------
NET ASSETS JANUARY 1, 2000                                               $  52,899,482  $  4,102,056
Changes From Operations:
.. Net investment income (loss)                                                (890,769)      (43,613)
.. Net realized gain (loss) on investments                                      241,714       (87,012)
.. Net change in unrealized appreciation or depreciation on investments      (9,083,472)   (1,169,080)
                                                                         -------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS             (9,732,527)   (1,299,705)
Changes From Unit Transactions:
 Accumulation Units:
..   Contract purchases                                                     105,728,336    40,505,309
..   Terminated contracts & transfers to annuity reserves                   (47,140,497)  (29,286,605)
                                                                         -------------  ------------
                                                                            58,587,839    11,218,704
 Annuity Reserves:
..   Transfer from accumulation units & between subaccounts                     707,495        76,899
..   Annuity Payments                                                           (87,662)       (7,069)
..   Receipt (reimbursement) of mortality guarantee adjustment                   (8,194)       (1,643)
                                                                         -------------  ------------
                                                                               611,639        68,187
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS      59,199,478    11,286,891
                                                                         -------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                     49,466,951     9,987,186
                                                                         -------------  ------------
NET ASSETS AT DECEMBER 31, 2000                                            102,366,433    14,089,242
Changes From Operations:
.. Net investment income (loss)                                                   1,077       990,941
.. Net realized gain (loss) on investments                                   (1,947,945)     (366,718)
.. Net change in unrealized appreciation or depreciation on investments     (11,798,667)     (291,672)
                                                                         -------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS            (13,745,535)      332,551
Changes From Unit Transactions:
 Accumulation Units:
..   Contract purchases                                                      60,830,720    20,900,637
..   Terminated contracts & transfers to annuity reserves                   (41,126,442)  (12,640,547)
                                                                         -------------  ------------
                                                                            19,704,278     8,260,090
 Annuity Reserves:
..   Transfer from accumulation units & between subaccounts                     361,363        13,074
..   Annuity Payments                                                           (95,509)       (9,993)
..   Receipt (reimbursement) of mortality guarantee adjustment                   (4,091)       (2,548)
                                                                         -------------  ------------
                                                                               261,763           533
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS      19,966,041     8,260,623
                                                                         -------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                      6,220,506     8,593,174
                                                                         -------------  ------------
NET ASSETS AT DECEMBER 31, 2001                                          $ 108,586,939  $ 22,682,416
                                                                         =============  ============

See accompanying notes.

                                          American      AVPSF
AFIS           AIM                        Century       Smalll Cap    AVPSF         AVPSF
International  International AIM          VP            Value         Technology    Growth          Baron
Class 2        Equity        Value        International Class A       Class B       Class B         Capital Asset
Subaccount     Subaccount    Subaccount   Subaccount    Subaccount    Subaccount    Subaccount      Subaccount
------------------------------------------------------------------------------------------------------------------
$          --  $         --  $        --  $      3,613  $         --  $         --   $         --   $   9,553,254
      (72,967)           --           --         7,017            --       (46,915)        31,817        (166,320)
   (1,131,028)           --           --       158,138            --      (393,017)       (41,111)        213,879
   (2,509,012)           --           --        (3,602)           --   (24,712,830)      (914,251)       (783,013)
-------------  ------------  -----------  ------------  ------------  ------------   ------------   -------------
   (3,713,007)           --           --       161,553            --   (25,152,762)      (923,545)       (735,454)
   66,710,842            --           --    17,951,245            --   110,209,963      8,791,286      26,208,819
  (42,339,414)           --           --   (17,976,855)           --   (30,678,779)    (2,507,793)    (11,938,328)
-------------  ------------  -----------  ------------  ------------  ------------   ------------   -------------
   24,371,428            --           --       (25,610)           --    79,531,184      6,283,493      14,270,491
      207,734            --           --            --            --       213,707         39,061              --
       (6,138)           --           --            --            --        (4,688)          (691)             --
       (1,362)           --           --            --            --          (709)          (438)             --
-------------  ------------  -----------  ------------  ------------  ------------   ------------   -------------
      200,234            --           --            --            --       208,310         37,932              --
   24,571,662            --           --       (25,610)           --    79,739,494      6,321,425      14,270,491
-------------  ------------  -----------  ------------  ------------  ------------   ------------   -------------
   20,858,655            --           --       135,943            --    54,586,732      5,397,880      13,535,037
-------------  ------------  -----------  ------------  ------------  ------------   ------------   -------------
   20,858,655            --           --       139,556            --    54,586,732      5,397,880      23,088,291
    7,209,953           146          101         9,710            (9)    3,514,499        998,810        (251,190)
  (13,513,306)           --           --       (34,911)           --   (13,121,696)      (960,931)       (724,101)
      967,599           (66)        (105)        7,856           289    (7,256,061)    (2,199,302)      4,439,791
-------------  ------------  -----------  ------------  ------------  ------------   ------------   -------------
   (5,335,754)           80           (4)      (17,345)          280   (16,863,258)    (2,161,423)      3,464,500
  118,729,823         5,098        5,097     3,631,612         5,098    57,600,475      9,057,662      76,373,604
 (104,598,597)           --           --    (3,665,074)           --   (48,082,922)    (5,637,826)    (35,167,044)
-------------  ------------  -----------  ------------  ------------  ------------   ------------   -------------
   14,131,226         5,098        5,097       (33,462)        5,098     9,517,553      3,419,836      41,206,560
      157,955            --           --            --            --        65,693         39,370          66,636
      (26,300)           --           --            --            --       (17,164)        (3,151)         (2,779)
       (1,400)           --           --            --            --          (894)          (155)           (115)
-------------  ------------  -----------  ------------  ------------  ------------   ------------   -------------
      130,255            --           --            --            --        47,635         36,064          63,742
   14,261,481         5,098        5,097       (33,462)        5,098     9,565,188      3,455,900      41,270,302
-------------  ------------  -----------  ------------  ------------  ------------   ------------   -------------
    8,925,727         5,178        5,093       (50,807)        5,378    (7,298,070)     1,294,477      44,734,802
-------------  ------------  -----------  ------------  ------------  ------------   ------------   -------------
$  29,784,382  $      5,178  $     5,093  $     88,749  $      5,378  $ 47,288,662   $  6,692,357   $  67,823,093
=============  ============  ===========  ============  ============  ============   ============   =============

                                                        DGPF
               DGPF          DGPF                       Small Cap     Fidelity VIP  Fidelity VIP II Janus Aspen
DGPF           Growth        Global       DGPF          Value         Growth        Contrafund      Worldwide
Trend          and Income    Bond         REIT          Service Class Service Class Service Class   Growth
Subaccount     Subaccount    Subaccount   Subaccount    Subaccount    Subaccount    Subaccount      Subaccount
------------------------------------------------------------------------------------------------------------------
$ 325,648,314  $117,745,579  $14,380,127  $         --  $         --  $ 55,155,580   $ 26,189,067   $ 146,927,546
   23,735,379     8,693,420      (12,788)      (71,463)           --     8,903,364      4,322,447      37,378,175
    4,634,016    (5,397,930)    (469,955)       57,795            --      (203,451)       (60,890)     (1,949,207)
 (103,330,744)    3,050,486      367,910     1,947,563            --   (33,506,981)    (9,187,477)   (133,691,826)
-------------  ------------  -----------  ------------  ------------  ------------   ------------   -------------
  (74,961,349)    6,345,976     (114,833)    1,933,895            --   (24,807,068)    (4,925,920)    (98,262,858)
  584,449,189    27,459,638    3,732,415    49,505,162            --   185,231,932     68,831,585     666,095,360
 (319,584,789)  (59,860,071)  (6,376,471)  (21,604,159)           --   (53,333,102)   (23,008,739)   (287,584,549)
-------------  ------------  -----------  ------------  ------------  ------------   ------------   -------------
  264,864,400   (32,400,433)  (2,644,056)   27,901,003            --   131,898,830     45,822,846     378,510,811
      906,813      (179,100)       9,761        43,523            --       745,808        130,848       1,284,024
     (153,501)     (122,004)     (14,207)         (629)           --       (50,312)       (12,136)       (164,160)
        3,017        45,318       42,051           (59)           --        (4,203)        (1,591)         (4,607)
-------------  ------------  -----------  ------------  ------------  ------------   ------------   -------------
      756,329      (255,786)      37,605        42,835            --       691,293        117,121       1,115,257
  265,620,729   (32,656,219)  (2,606,451)   27,943,838            --   132,590,123     45,939,967     379,626,068
-------------  ------------  -----------  ------------  ------------  ------------   ------------   -------------
  190,659,380   (26,310,243)  (2,721,284)   29,877,733            --   107,783,055     41,014,047     281,363,210
-------------  ------------  -----------  ------------  ------------  ------------   ------------   -------------
  516,307,694    91,435,336   11,658,843    29,877,733            --   162,938,635     67,203,114     428,290,756
   (3,982,534)     (837,439)     127,646       285,409      (122,730)    9,122,736      1,508,113      (1,816,714)
  (11,628,755)     (617,580)    (210,446)      446,510      (199,246)   (6,321,527)    (3,119,597)    (18,298,416)
  (69,296,113)   (3,164,680)    (108,727)    1,927,399     1,789,847   (33,527,994)    (7,305,515)    (77,664,307)
-------------  ------------  -----------  ------------  ------------  ------------   ------------   -------------
  (84,907,402)   (4,619,699)    (191,527)    2,659,318     1,467,871   (30,726,785)    (8,916,999)    (97,779,437)
  117,794,584    58,983,628    6,075,617    54,496,734    46,840,113    34,789,346     32,365,356      82,586,579
 (158,363,223)  (35,097,013)  (5,560,511)  (39,982,042)  (10,826,183)  (38,244,767)   (27,058,057)   (102,802,328)
-------------  ------------  -----------  ------------  ------------  ------------   ------------   -------------
  (40,568,639)   23,886,615      515,106    14,514,692    36,013,930    (3,455,421)     5,307,299     (20,215,749)
      (28,244)      289,182           --       222,343       184,821       (47,072)        59,004         100,532
     (110,892)     (130,787)     (14,084)      (22,328)       (6,131)      (59,461)       (19,490)       (134,769)
         (434)       (3,528)         939        (1,623)         (239)       (1,228)           326          (1,845)
-------------  ------------  -----------  ------------  ------------  ------------   ------------   -------------
     (139,570)      154,867      (13,145)      198,392       178,451      (107,761)        39,840         (36,082)
  (40,708,209)   24,041,482      501,961    14,713,084    36,192,381    (3,563,182)     5,347,139     (20,251,831)
-------------  ------------  -----------  ------------  ------------  ------------   ------------   -------------
 (125,615,611)   19,421,783      310,434    17,372,402    37,660,252   (34,289,967)    (3,569,860)   (118,031,268)
-------------  ------------  -----------  ------------  ------------  ------------   ------------   -------------
$ 390,692,083  $110,857,119  $11,969,277  $ 47,250,135  $ 37,660,252  $128,648,668   $ 63,633,254   $ 310,259,488
=============  ============  ===========  ============  ============  ============   ============   =============

Lincoln National Variable Annuity Account C

Years Ended December 31, 2000 and 2001

                                                                         LN
                                                                         Aggressive     LN
                                                                         Growth         Bond
                                                                         Subaccount     Subaccount
------------------------------------------------------------------------------------------------------
NET ASSETS JANUARY 1, 2000                                               $ 391,889,126  $ 299,933,414
Changes From Operations:
.. Net investment income (loss)                                              19,407,667     13,586,232
.. Net realized gain (loss) on investments                                    3,986,137     (2,700,024)
.. Net change in unrealized appreciation or depreciation on investments     (60,738,302)    13,691,896
                                                                         -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS            (37,344,498)    24,578,104
Changes From Unit Transactions:
 Accumulation Units:
..   Contract purchases                                                     344,926,722     63,648,953
..   Terminated contracts & transfers to annuity reserves                  (197,351,110)  (111,476,420)
                                                                         -------------  -------------
                                                                           147,575,612    (47,827,467)
 Annuity Reserves:
..   Transfer from accumulation units & between subaccounts                     377,851        (61,499)
..   Annuity Payments                                                          (189,180)       (76,794)
..   Receipt (reimbursement) of mortality guarantee adjustment                   (2,958)      (132,471)
                                                                         -------------  -------------
                                                                               185,713       (270,764)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS     147,761,325    (48,098,231)
                                                                         -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                    110,416,827    (23,520,127)
                                                                         -------------  -------------
NET ASSETS AT DECEMBER 31, 2000                                            502,305,953    276,413,287
Changes From Operations:
.. Net investment income (loss)                                              78,322,385     15,466,971
.. Net realized gain (loss) on investments                                   (9,854,837)       444,858
.. Net change in unrealized appreciation or depreciation on investments    (232,105,814)     9,674,334
                                                                         -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS           (163,638,266)    25,586,163
Changes From Unit Transactions:
 Accumulation Units:
..   Contract purchases                                                      78,990,804    233,771,068
..   Terminated contracts & transfers to annuity reserves                  (121,481,919)  (133,948,763)
                                                                         -------------  -------------
                                                                           (42,491,115)    99,822,305
 Annuity Reserves:
..   Transfer from accumulation units & between subaccounts                     143,283        511,136
..   Annuity Payments                                                          (131,905)      (479,930)
..   Receipt (reimbursement) of mortality guarantee adjustment                   (1,404)       389,129
                                                                         -------------  -------------
                                                                                 9,974        420,335
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS     (42,481,141)   100,242,640
                                                                         -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                   (206,119,407)   125,828,803
                                                                         -------------  -------------
NET ASSETS AT DECEMBER 31, 2001                                          $ 296,186,546  $ 402,242,090
                                                                         =============  =============

                                                                         LN             MFS
                                                                         Special        Capital
                                                                         Opportunities  Opportunities
                                                                         Subaccount     Subaccount
------------------------------------------------------------------------------------------------------
NET ASSETS JANUARY 1, 2000                                               $ 627,230,815  $          --
Changes From Operations:
.. Net investment income (loss)                                              99,072,752             --
.. Net realized gain (loss) on investments                                   (8,480,056)            --
.. Net change in unrealized appreciation or depreciation on investments     (33,928,342)            --
                                                                         -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS             56,664,354             --
Changes From Unit Transactions:
 Accumulation Units:
..   Contract purchases                                                      64,260,180             --
..   Terminated contracts & transfers to annuity reserves                  (247,568,099)            --
                                                                         -------------  -------------
                                                                          (183,307,919)            --
 Annuity Reserves:
..   Transfer from accumulation units & between subaccounts                     (56,075)            --
..   Annuity Payments                                                          (236,170)            --
..   Receipt (reimbursement) of mortality guarantee adjustment                  (11,552)            --
                                                                         -------------  -------------
                                                                              (303,797)            --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS    (183,611,716)            --
                                                                         -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                   (126,947,362)            --
                                                                         -------------  -------------
NET ASSETS AT DECEMBER 31, 2000                                            500,283,453             --
Changes From Operations:
.. Net investment income (loss)                                               2,083,039             (8)
.. Net realized gain (loss) on investments                                   (1,746,454)            --
.. Net change in unrealized appreciation or depreciation on investments       3,779,061             61
                                                                         -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS              4,115,646             53
Changes From Unit Transactions:
 Accumulation Units:
..   Contract purchases                                                     102,594,452          5,097
..   Terminated contracts & transfers to annuity reserves                  (107,474,276)            --
                                                                         -------------  -------------
                                                                            (4,879,824)         5,097
 Annuity Reserves:
..   Transfer from accumulation units & between subaccounts                     177,194             --
..   Annuity Payments                                                          (201,653)            --
..   Receipt (reimbursement) of mortality guarantee adjustment                   (2,383)            --
                                                                         -------------  -------------
                                                                               (26,842)            --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS      (4,906,666)         5,097
                                                                         -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                       (791,020)         5,150
                                                                         -------------  -------------
NET ASSETS AT DECEMBER 31, 2001                                          $ 499,492,433  $       5,150
                                                                         =============  =============

See accompanying notes.

LN              LN             LN             LN                                             LN             LN
Capital         Equity-        Global Asset   Growth and       LN             LN             Money          Social
Appreciation    Income         Allocation     Income           International  Managed        Market         Awareness
Subaccount      Subaccount     Subaccount     Subaccount       Subaccount     Subaccount     Subaccount     Subaccount
---------------------------------------------------------------------------------------------------------------------------
$1,840,085,030  $ 956,970,903  $ 480,889,666  $ 4,555,617,017  $ 515,787,330  $ 911,278,088  $ 178,269,199  $1,868,187,203
    68,345,492    222,888,568     25,655,156      266,078,005     14,351,771     67,336,859      7,338,990     126,705,201
    44,143,213     45,698,592     15,073,820      303,796,068      2,558,320     30,777,160             --     114,816,281
  (441,367,735)  (200,999,956)   (68,945,612)    (997,479,819)   (26,427,001)  (117,513,857)            --    (393,550,391)
--------------  -------------  -------------  ---------------  -------------  -------------  -------------  --------------
  (328,879,030)    67,587,204    (28,216,636)    (427,605,746)    (9,516,910)   (19,399,838)     7,338,990    (152,028,909)
   825,355,646    139,219,422     54,494,732      459,435,001    168,247,883     71,212,156    399,566,130     254,664,977
  (727,668,575)  (332,153,434)  (127,087,576)  (1,105,242,722)  (280,030,554)  (217,403,672)  (441,361,120)   (537,464,860)
--------------  -------------  -------------  ---------------  -------------  -------------  -------------  --------------
    97,687,071   (192,934,012)   (72,592,844)    (645,807,721)  (111,782,671)  (146,191,516)   (41,794,990)   (282,799,883)
     2,043,290       (606,180)      (264,628)         708,584       (114,806)       223,451        326,054         (88,198)
      (975,330)      (529,281)      (348,665)      (4,990,137)      (121,385)      (432,050)       (37,497)       (782,002)
       (27,437)        (4,935)       (26,081)        (423,590)           560        (17,526)       (21,768)         (8,231)
--------------  -------------  -------------  ---------------  -------------  -------------  -------------  --------------
     1,040,523     (1,140,396)      (639,374)      (4,705,143)      (235,631)      (226,125)       266,789        (878,431)
    98,727,594   (194,074,408)   (73,232,218)    (650,512,864)  (112,018,302)  (146,417,641)   (41,528,201)   (283,678,314)
--------------  -------------  -------------  ---------------  -------------  -------------  -------------  --------------
  (230,151,436)  (126,487,204)  (101,448,854)  (1,078,118,610)  (121,535,212)  (165,817,479)   (34,189,211)   (435,707,223)
--------------  -------------  -------------  ---------------  -------------  -------------  -------------  --------------
 1,609,933,594    830,483,699    379,440,812    3,477,498,407    394,252,118    745,460,609    144,079,988   1,432,479,980
   101,959,701     34,744,697     24,225,729      887,155,290     33,090,637    118,379,559      4,585,003     315,195,414
    (4,961,068)    (1,048,692)       618,654       25,605,549    (11,043,421)       421,178             --      (1,157,588)
  (511,439,122)  (104,224,417)   (57,552,322)  (1,329,052,963)   (62,340,373)  (138,648,439)            --    (463,336,369)
--------------  -------------  -------------  ---------------  -------------  -------------  -------------  --------------
  (414,440,489)   (70,528,412)   (32,707,939)    (416,292,124)   (40,293,157)   (19,847,702)     4,585,003    (149,298,543)
   229,749,371    168,446,024     29,701,146      288,946,296    144,798,551     67,101,090    233,373,854     159,366,520
  (366,650,385)  (167,119,665)   (63,129,850)    (549,545,270)  (186,304,184)  (117,222,269)  (208,656,267)   (244,798,431)
--------------  -------------  -------------  ---------------  -------------  -------------  -------------  --------------
  (136,901,014)     1,326,359    (33,428,704)    (260,598,974)   (41,505,633)   (50,121,179)    24,717,587     (85,431,911)
      (242,466)       601,197        (66,380)       1,029,151        (10,182)       265,324         78,233          72,954
      (626,473)      (486,752)      (250,622)      (3,923,959)       (98,689)      (413,654)       (70,423)       (562,665)
        (5,606)          (294)        (4,475)              --         (3,224)        (5,098)          (918)          6,875
--------------  -------------  -------------  ---------------  -------------  -------------  -------------  --------------
      (874,545)       114,151       (321,477)      (2,894,808)      (112,095)      (153,428)         6,892        (482,836)
  (137,775,559)     1,440,510    (33,750,181)    (263,493,782)   (41,617,728)   (50,274,607)    24,724,479     (85,914,747)
--------------  -------------  -------------  ---------------  -------------  -------------  -------------  --------------
  (552,216,048)   (69,087,902)   (66,458,120)    (679,785,906)   (81,910,885)   (70,122,309)    29,309,482    (235,213,290)
--------------  -------------  -------------  ---------------  -------------  -------------  -------------  --------------
$1,057,717,546  $ 761,395,797  $ 312,982,692  $ 2,797,712,501  $ 312,341,233  $ 675,338,300  $ 173,389,470  $1,197,266,690
==============  =============  =============  ===============  =============  =============  =============  ==============

                                                                              Putnam
MFS                                                            NB AMT         Health
Total           MFS            NB AMT         NB AMT           Mid-Cap        Sciences
Return          Utilities      Partners       Regency          Growth         Class IB
Subaccount      Subaccount     Subaccount     Subaccount       Subaccount     Subaccount
---------------------------------------------------------------------------------------------
$           --  $          --  $   3,128,641  $            --  $  22,792,195  $          --
            --             --        789,241               --     (1,680,105)            --
            --             --       (479,071)              --     (1,279,366)            --
            --             --       (305,506)              --    (43,849,956)            --
--------------  -------------  -------------  ---------------  -------------  -------------
            --             --          4,664               --    (46,809,427)            --
            --             --     28,718,103               --    378,386,955             --
            --             --    (22,537,239)              --   (151,382,904)            --
--------------  -------------  -------------  ---------------  -------------  -------------
            --             --      6,180,864               --    227,004,051             --
            --             --         47,099               --        516,584             --
            --             --         (1,816)              --        (34,830)            --
            --             --           (373)              --         (1,602)            --
--------------  -------------  -------------  ---------------  -------------  -------------
            --             --         44,910               --        480,152             --
            --             --      6,225,774               --    227,484,203             --
--------------  -------------  -------------  ---------------  -------------  -------------
            --             --      6,230,438               --    180,674,776             --
--------------  -------------  -------------  ---------------  -------------  -------------
            --             --      9,359,079               --    203,466,971             --
            (9)       (17,444)       317,343               (9)    (1,498,735)       (15,529)
            --       (113,206)      (374,536)              --    (28,561,257)       (36,201)
            64       (432,243)      (449,577)             269    (19,840,296)       (48,677)
--------------  -------------  -------------  ---------------  -------------  -------------
            55       (562,893)      (506,770)             260    (49,900,288)      (100,407)
         5,098      6,951,175     21,530,622            5,098     99,395,579      6,889,038
            --     (2,097,702)   (11,106,618)              --   (116,000,758)    (2,161,824)
--------------  -------------  -------------  ---------------  -------------  -------------
         5,098      4,853,473     10,424,004            5,098    (16,605,179)     4,727,214
            --         47,763          4,574               --         17,265         65,792
            --         (1,418)        (5,893)              --        (55,048)        (1,584)
            --             13         (3,877)              --            398             (1)
--------------  -------------  -------------  ---------------  -------------  -------------
            --         46,358         (5,196)              --        (37,385)        64,207
         5,098      4,899,831     10,418,808            5,098    (16,642,564)     4,791,421
--------------  -------------  -------------  ---------------  -------------  -------------
         5,153      4,336,938      9,912,038            5,358    (66,542,852)     4,691,014
--------------  -------------  -------------  ---------------  -------------  -------------
$        5,153  $   4,336,938  $  19,271,117  $         5,358  $ 136,924,119  $   4,691,014
==============  =============  =============  ===============  =============  =============

Lincoln National Variable Annuity Account C

Notes to financial statements


1. Accounting Policies and Account Information

The Variable Account:
Lincoln National Variable Annuity Account C (Variable Account) is a segregated investment account of The Lincoln National Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a unit investment trust. The Variable Account consists of two products, Multi-Fund(R) and eAnnuity(TM). The Multi-Fund(R) product is an annuity contract offering a guaranteed minimum death benefit (GMBD) rider option. Effective August 20, 1998, the eAnnuity(TM) product became available to clients of the Company. The eAnnuity(TM) product is an annuity contract that is sold through the internet.

The assets of the Variable Account are owned by the Company. The portion of the Variable Account's assets supporting the annuity contracts may not be used to satisfy liabilities arising from any other business of the Company.

Basis of Presentation:
The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States for unit investment trusts.

Investments:
The assets of the Variable Accounts are divided into variable subaccounts each of which is invested in shares of thirty eight mutual funds (the Funds) of fourteen diversified open-end management investment companies, each Fund with its own investment objective. The Funds are:

American Funds Insurance Series (AFIS):
  AFIS Growth Class 2 Fund
  AFIS Growth-Income Class 2 Fund
  AFIS International Class 2 Fund

AIM Variable Insurance Funds (AIM):
  AIM International Equity Fund
  AIM Value Fund

American Century Variable Portfolios, Inc. (American Century VP):
  American Century VP International Portfolio

Alliance Variable Products Series Fund (AVPSF):
  AVPSF Small Cap Value Class A Fund
  AVPSF Technology Class B Fund
  AVPSF Growth Class B Fund

Baron Capital Funds Trust:
  Baron Capital Asset Fund

Deutsche Asset Management VIT Funds Trust (Deutsche):
  Deutsche Equity 500 Index Fund
  Deutsche Small Cap Index Fund

Delaware Group Premium Fund (DGPF):
  DGPF Trend Series
  DGPF Growth and Income Series
  DGPF Global Bond Series
  DGPF REIT Series
  DGPF Small Cap Value Service Class Series

Fidelity Variable Insurance Products Fund (Fidelity VIP):
  Fidelity VP Growth Portfolio Service Class Portfolio


Fidelity Variable Insurance Products Fund II (Fidelity VIP II):
  Fidelity VP II Contrafund Portfolio Service Class Portfolio

Janus Aspen Series:
  Janus Aspen Series Worldwide Growth Portfolio

Lincoln National (LN):
  LN Aggressive Growth Fund
  LN Bond Fund
  LN Capital Appreciation Fund
  LN Equity-Income Fund
  LN Global Asset Allocation Fund
  LN Growth and Income Fund
  LN International Fund
  LN Managed Fund
  LN Money Market Fund
  LN Social Awareness Fund
  LN Special Opportunities Fund

MFS Variable Insurance Trust (MFS):
  MFS Capital Opportunities Series
  MFS Total Return Series
  MFS Utilities Series

Neuberger Berman Advisors Management Trust (NB AMT):
  NB AMT Partners Portfolio
  NB AMT Regency Portfolio
  NB AMT Mid-Cap Growth Portfolio

Putnam Variable Trust:
  Putnam Health Sciences Class IB Fund

Investments in the Funds are stated at the closing net asset value per share on December 31, 2001, which approximates fair value. The difference between cost and fair value is reflected as unrealized appreciation or depreciation of investments.

Investment transactions are accounted for on a trade date basis. The cost of investments sold is determined by the average cost method.

Lincoln National Variable Annuity Account C

Dividends:
Dividends paid to the Variable Account are automatically reinvested in shares of the Funds on the payable date. Dividend income is recorded on the ex-dividend date.

Federal Income Taxes:
Operations of the Variable Account form a part of and are taxed with operations of the Company, which is taxed as a "life insurance company" under the Internal Revenue Code. The Variable Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended. Using current federal income tax law, no federal income taxes are payable with respect to the Variable Account's net investment income and the net realized gain on investments.

Annuity Reserves:
Reserves on contracts not involving life contingencies are calculated using an assumed investment rate of 5%. Reserves on contracts involving life contingencies are calculated using a modification of the 1971 Individual Annuitant Mortality Table and an assumed investment rate of 5%.

2. Mortality and Expense Guarantees & Other Transactions with Affiliate
Amounts are paid to the Company for mortality and expense guarantees at a percentage of the current value of the Variable Account each day. The rates are as follows for the two contract types and the corresponding rider options within the Variable Account:

.. Multi-Fund(R) at a daily rate of .00274525% (1.002% on an annual basis) .. Multi-Fund(R) at a daily rate of .00356712% (1.302% on an annual basis) .. eAnnuity(TM) at a daily rate of .00150685% (.55% on an annual basis)
.. Multi-Fund(R) at a daily rate of .00273973% (1.00% on an annual basis) .. Multi-Fund(R) at a daily rate of .00356164% (1.30% on an annual basis) .. Multi-Fund(R) at a daily rate of .00342466% (1.25% on an annual basis) .. Multi-Fund(R) at a daily rate of .00479452% (1.75% on an annual basis) .. Multi-Fund(R) at a daily rate of .00534247% (1.95% on an annual basis)

In addition, $16,950,960 was retained by the Company from the proceeds of the sales of annuity contracts for contract charges and surrender charges during 2001.

Accordingly, the Company is responsible for all sales, general and administrative expenses applicable to the Variable Account.

Lincoln National Variable Annuity Account C

3. Unit Values

A summary of unit values, units outstanding, and net assets for variable annuity contracts at December 31 follows. Mortality and expense rates (fee rates) listed below are annualized rates.

                                   Commencement Commencement 1997       1998       1999       2000       2001
                                   Date         Unit Value   Unit Value Unit Value Unit Value Unit Value Unit Value
-------------------------------------------------------------------------------------------------------------------
AFIS Growth Class 2 Fund
 Multi-Fund(R) (1.002% Fee Rate)      5/22/00      $ 1.00      $  --      $  --      $  --      $1.00      $ 0.81
 Multi-Fund(R) Annuity Reserves
   (1.002% Fee Rate)                  5/22/00        1.00         --         --         --       1.00        0.81
 Multi-Fund(R) (1.302% Fee Rate)      5/22/00        1.00         --         --         --       0.99        0.80
 Multi-Fund(R) (1.00% Fee Rate)      11/19/01       10.00         --         --         --         --       10.06
 Multi-Fund(R) (1.30% Fee Rate)      11/19/01       10.00         --         --         --         --       10.05
 Multi-Fund(R) (1.25% Fee Rate)      11/19/01       10.00         --         --         --         --       10.06
 Multi-Fund(R) (1.75% Fee Rate)      11/19/01       10.00         --         --         --         --       10.05
 Multi-Fund(R) (1.95% Fee Rate)      11/19/01       10.00         --         --         --         --       10.05
AFIS Growth-Income Class 2 Fund
 Multi-Fund(R) (1.00% Fee Rate)      11/19/01       10.00         --         --         --         --       10.11
 Multi-Fund(R) (1.30% Fee Rate)      11/19/01       10.00         --         --         --         --       10.11
 Multi-Fund(R) (1.25% Fee Rate)      11/19/01       10.00         --         --         --         --       10.11
 Multi-Fund(R) (1.75% Fee Rate)      11/19/01       10.00         --         --         --         --       10.10
 Multi-Fund(R) (1.95% Fee Rate)      11/19/01       10.00         --         --         --         --       10.10
AFIS International Class 2 Fund
 Multi-Fund(R) (1.002% Fee Rate)      5/22/00        1.00         --         --         --       0.86        0.68
 Multi-Fund(R) Annuity Reserves
   (1.002% Fee Rate)                  5/22/00        1.00         --         --         --       0.86        0.68
 Multi-Fund(R) (1.302% Fee Rate)      5/22/00        1.00         --         --         --       0.86        0.68
 Multi-Fund(R) (1.00% Fee Rate)      11/19/01       10.00         --         --         --         --       10.02
 Multi-Fund(R) (1.30% Fee Rate)      11/19/01       10.00         --         --         --         --       10.02
 Multi-Fund(R) (1.25% Fee Rate)      11/19/01       10.00         --         --         --         --       10.02
 Multi-Fund(R) (1.75% Fee Rate)      11/19/01       10.00         --         --         --         --       10.01
 Multi-Fund(R) (1.95% Fee Rate)      11/19/01       10.00         --         --         --         --       10.01
AIM International Equity Fund
 Multi-Fund(R) (1.00% Fee Rate)      11/19/01       10.00         --         --         --         --       10.16
 Multi-Fund(R) (1.30% Fee Rate)      11/19/01       10.00         --         --         --         --       10.16
 Multi-Fund(R) (1.25% Fee Rate)      11/19/01       10.00         --         --         --         --       10.16
 Multi-Fund(R) (1.75% Fee Rate)      11/19/01       10.00         --         --         --         --       10.16
 Multi-Fund(R) (1.95% Fee Rate)      11/19/01       10.00         --         --         --         --       10.15
AIM Value Fund
 Multi-Fund(R) (1.00% Fee Rate)      11/19/01       10.00         --         --         --         --       10.00
 Multi-Fund(R) (1.30% Fee Rate)      11/19/01       10.00         --         --         --         --        9.99
 Multi-Fund(R) (1.25% Fee Rate)      11/19/01       10.00         --         --         --         --        9.99
 Multi-Fund(R) (1.75% Fee Rate)      11/19/01       10.00         --         --         --         --        9.99
 Multi-Fund(R) (1.95% Fee Rate)      11/19/01       10.00         --         --         --         --        9.99
American Century VP International
 Portfolio
 eAnnuity(TM) (.55% Fee Rate)         1/28/99        1.00         --         --       1.55       1.28        0.90
AVPSF Small Cap Value Class A Fund
 Multi-Fund(R) (1.00% Fee Rate)      11/19/01       10.00         --         --         --         --       10.56
 Multi-Fund(R) (1.30% Fee Rate)      11/19/01       10.00         --         --         --         --       10.55
 Multi-Fund(R) (1.25% Fee Rate)      11/19/01       10.00         --         --         --         --       10.55
 Multi-Fund(R) (1.75% Fee Rate)      11/19/01       10.00         --         --         --         --       10.55
 Multi-Fund(R) (1.95% Fee Rate)      11/19/01       10.00         --         --         --         --       10.54
AVPSF Technology Class B Fund
 Multi-Fund(R) (1.002% Fee Rate)      5/22/00        1.00         --         --         --       0.77        0.57
 Multi-Fund(R) Annuity Reserves
   (1.002% Fee Rate)                  5/22/00        1.00         --         --         --       0.77        0.57
 Multi-Fund(R) (1.302% Fee Rate)      5/22/00        1.00         --         --         --       0.77        0.56
 Multi-Fund(R) (1.00% Fee Rate)      11/19/01       10.00         --         --         --         --        9.96
 Multi-Fund(R) (1.30% Fee Rate)      11/19/01       10.00         --         --         --         --        9.96
 Multi-Fund(R) (1.25% Fee Rate)      11/19/01       10.00         --         --         --         --        9.96
 Multi-Fund(R) (1.75% Fee Rate)      11/19/01       10.00         --         --         --         --        9.96
 Multi-Fund(R) (1.95% Fee Rate)      11/19/01       10.00         --         --         --         --        9.95
AVPSF Growth Class B Fund
 Multi-Fund(R) (1.002% Fee Rate)      5/22/00        1.00         --         --         --       0.90        0.68
 Multi-Fund(R) Annuity Reserves
   (1.002% Fee Rate)                  5/22/00        1.00         --         --         --       0.90        0.68
 Multi-Fund(R) (1.302% Fee Rate)      5/22/00        1.00         --         --         --       0.90        0.68

Lincoln National Variable Annuity Account C

                                   Commencement Commencement 1997       1998       1999       2000       2001
                                   Date         Unit Value   Unit Value Unit Value Unit Value Unit Value Unit Value
-------------------------------------------------------------------------------------------------------------------
Baron Capital Asset Fund
 Multi-Fund(R) (1.002% Fee Rate)      8/27/99      $ 1.00      $  --      $  --      $1.21      $1.16      $ 1.29
 Multi-Fund(R) Annuity Reserves
   (1.002% Fee Rate)                  8/27/99        1.00         --         --       1.21       1.16        1.29
 Multi-Fund(R) (1.302% Fee Rate)      8/27/99        1.00         --         --       1.21       1.16        1.28
 eAnnuity(TM) (.55% Fee Rate)         1/28/99        1.00         --         --       1.33       1.29        1.44
Deutsche Equity 500 Index Fund
 Multi-Fund(R) (1.002% Fee Rate)      8/27/99        1.00         --         --       1.09       0.98        0.85
 Multi-Fund(R) Annuity Reserves
   (1.002% Fee Rate)                  8/27/99        1.00         --         --       1.09       0.98        0.85
 Multi-Fund(R) (1.302% Fee Rate)      8/27/99        1.00         --         --       1.09       0.97        0.85
 eAnnuity(TM) (.55% Fee Rate)         1/28/99        1.00         --         --       1.15       1.04        0.91
 eAnnuity(TM) Annuity Reserves
   (.55% Fee Rate)                    1/28/99        1.00         --         --       1.15       1.04        0.91
 Multi-Fund(R) (1.00% Fee Rate)      11/19/01       10.00         --         --         --         --        9.97
 Multi-Fund(R) (1.30% Fee Rate)      11/19/01       10.00         --         --         --         --        9.97
 Multi-Fund(R) (1.25% Fee Rate)      11/19/01       10.00         --         --         --         --        9.97
 Multi-Fund(R) (1.75% Fee Rate)      11/19/01       10.00         --         --         --         --        9.97
 Multi-Fund(R) (1.95% Fee Rate)      11/19/01       10.00         --         --         --         --        9.96
Deutsche Small Cap Index Fund
 Multi-Fund(R) (1.002% Fee Rate)      8/27/99        1.00         --         --       1.16       1.11        1.12
 Multi-Fund(R) Annuity Reserves
   (1.002% Fee Rate)                  8/27/99        1.00         --         --       1.16       1.11        1.12
 Multi-Fund(R) (1.302% Fee Rate)      8/27/99        1.00         --         --       1.16       1.10        1.11
 eAnnuity(TM) (.55% Fee Rate)         1/28/99        1.00         --         --       1.18       1.13        1.15
 eAnnuity(TM) Annuity Reserves
   (.55% Fee Rate)                    1/28/99        1.00         --         --       1.18       1.13        1.15
 Multi-Fund(R) (1.00% Fee Rate)      11/19/01       10.00         --         --         --         --       10.69
 Multi-Fund(R) (1.30% Fee Rate)      11/19/01       10.00         --         --         --         --       10.68
 Multi-Fund(R) (1.25% Fee Rate)      11/19/01       10.00         --         --         --         --       10.68
 Multi-Fund(R) (1.75% Fee Rate)      11/19/01       10.00         --         --         --         --       10.68
 Multi-Fund(R) (1.95% Fee Rate)      11/19/01       10.00         --         --         --         --       10.67
DGPF Trend Series
 Multi-Fund(R) (1.002% Fee Rate)                                1.19       1.37       2.31       2.13        1.78
 Multi-Fund(R) Annuity Reserves
   (1.002% Fee Rate)                                            1.19       1.37       2.31       2.13        1.78
 Multi-Fund(R) (1.302% Fee Rate)      6/23/97        1.02       1.19       1.36       2.29       2.11        1.76
 eAnnuity(TM) (.55% Fee Rate)         8/18/98        1.28         --       1.37       2.32       2.14        1.80
 eAnnuity(TM) Annuity Reserves
   (.55% Fee Rate)                    8/18/98        1.28         --       1.37       2.32       2.14        1.80
 Multi-Fund(R) (1.00% Fee Rate)      11/19/01       10.00         --         --         --         --       10.54
 Multi-Fund(R) (1.30% Fee Rate)      11/19/01       10.00         --         --         --         --       10.54
 Multi-Fund(R) (1.25% Fee Rate)      11/19/01       10.00         --         --         --         --       10.54
 Multi-Fund(R) (1.75% Fee Rate)      11/19/01       10.00         --         --         --         --       10.54
 Multi-Fund(R) (1.95% Fee Rate)      11/19/01       10.00         --         --         --         --       10.53
DGPF Growth and Income Series
 Multi-Fund(R) (1.002% Fee Rate)                                1.46       1.61       1.55       1.71        1.62
 Multi-Fund(R) Annuity Reserves
   (1.002% Fee Rate)                                            1.46       1.61       1.55       1.71        1.62
 Multi-Fund(R) (1.302% Fee Rate)      6/23/97        1.32       1.46       1.60       1.54       1.69        1.60
 eAnnuity(TM) (.55% Fee Rate)         8/18/98        1.51         --       1.61       1.56       1.72        1.65
 eAnnuity(TM) Annuity Reserves
   (.55% Fee Rate)                    8/18/98        1.51         --       1.61       1.56       1.72        1.65
 Multi-Fund(R) (1.00% Fee Rate)      11/19/01       10.00         --         --         --         --       10.06
 Multi-Fund(R) (1.30% Fee Rate)      11/19/01       10.00         --         --         --         --       10.05
 Multi-Fund(R) (1.25% Fee Rate)      11/19/01       10.00         --         --         --         --       10.05
 Multi-Fund(R) (1.75% Fee Rate)      11/19/01       10.00         --         --         --         --       10.05
 Multi-Fund(R) (1.95% Fee Rate)      11/19/01       10.00         --         --         --         --       10.05
DGPF Global Bond Series
 Multi-Fund(R) (1.002% Fee Rate)                                1.11       1.18       1.13       1.13        1.11
 Multi-Fund(R) Annuity Reserves
   (1.002% Fee Rate)                                            1.11       1.18       1.13       1.13        1.11
 Multi-Fund(R) (1.302% Fee Rate)      6/23/97        1.10       1.11       1.18       1.12       1.12        1.10
 eAnnuity(TM) (.55% Fee Rate)         8/18/98        1.10         --       1.19       1.14       1.14        1.13
DGPF REIT Series
 Multi-Fund(R) (1.002% Fee Rate)      5/22/00        1.00         --         --         --       1.17        1.26
 Multi-Fund(R) Annuity Reserves
   (1.002% Fee Rate)                  5/22/00        1.00         --         --         --       1.17        1.26
 Multi-Fund(R) (1.302% Fee Rate)      5/22/00        1.00         --         --         --       1.17        1.26
 Multi-Fund(R) (1.00% Fee Rate)      11/19/01       10.00         --         --         --         --       10.33
 Multi-Fund(R) (1.30% Fee Rate)      11/19/01       10.00         --         --         --         --       10.33
 Multi-Fund(R) (1.25% Fee Rate)      11/19/01       10.00         --         --         --         --       10.33
 Multi-Fund(R) (1.75% Fee Rate)      11/19/01       10.00         --         --         --         --       10.32
 Multi-Fund(R) (1.95% Fee Rate)      11/19/01       10.00         --         --         --         --       10.32

Lincoln National Variable Annuity Account C

                                                    Commencement Commencement 1997       1998       1999       2000
                                                    Date         Unit Value   Unit Value Unit Value Unit Value Unit Value
--------------------------------------------------------------------------------------------------------------------------
DGPF Small Cap Value Service Class Series
  Multi-Fund(R) (1.002% Fee Rate)                      5/29/01      $ 1.00      $  --      $  --      $  --      $  --
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)     5/29/01        1.00         --         --         --         --
  Multi-Fund(R) (1.302% Fee Rate)                      5/29/01        1.00         --         --         --         --
  Multi-Fund(R) (1.00% Fee Rate)                      11/19/01       10.00         --         --         --         --
  Multi-Fund(R) (1.30% Fee Rate)                      11/19/01       10.00         --         --         --         --
  Multi-Fund(R) (1.25% Fee Rate)                      11/19/01       10.00         --         --         --         --
  Multi-Fund(R) (1.75% Fee Rate)                      11/19/01       10.00         --         --         --         --
  Multi-Fund(R) (1.95% Fee Rate)                      11/19/01       10.00         --         --         --         --
Fidelity VIP Growth Service Class Portfolio
  Multi-Fund(R) (1.002% Fee Rate)                      8/27/99        1.00         --         --       1.19       1.05
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)     8/27/99        1.00         --         --       1.19       1.05
  Multi-Fund(R) (1.302% Fee Rate)                      8/27/99        1.00         --         --       1.19       1.04
  Multi-Fund(R) (1.00% Fee Rate)                      11/19/01       10.00         --         --         --         --
  Multi-Fund(R) (1.30% Fee Rate)                      11/19/01       10.00         --         --         --         --
  Multi-Fund(R) (1.25% Fee Rate)                      11/19/01       10.00         --         --         --         --
  Multi-Fund(R) (1.75% Fee Rate)                      11/19/01       10.00         --         --         --         --
  Multi-Fund(R) (1.95% Fee Rate)                      11/19/01       10.00         --         --         --         --
Fidelity VIP II Contrafund Service Class Portfolio
  Multi-Fund(R) (1.002% Fee Rate)                      8/27/99        1.00         --         --       1.15       1.06
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)     8/27/99        1.00         --         --       1.15       1.06
  Multi-Fund(R) (1.302% Fee Rate)                      8/27/99        1.00         --         --       1.14       1.05
  Multi-Fund(R) (1.00% Fee Rate)                      11/19/01       10.00         --         --         --         --
  Multi-Fund(R) (1.30% Fee Rate)                      11/19/01       10.00         --         --         --         --
  Multi-Fund(R) (1.25% Fee Rate)                      11/19/01       10.00         --         --         --         --
  Multi-Fund(R) (1.75% Fee Rate)                      11/19/01       10.00         --         --         --         --
  Multi-Fund(R) (1.95% Fee Rate)                      11/19/01       10.00         --         --         --         --
Janus Aspen Worldwide Growth Portfolio
  Multi-Fund(R) (1.002% Fee Rate)                      8/27/99        1.00         --         --       1.44       1.20
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)     8/27/99        1.00         --         --       1.44       1.20
  Multi-Fund(R) (1.302% Fee Rate)                      8/27/99        1.00         --         --       1.43       1.19
  eAnnuity(TM) (.55% Fee Rate)                         1/29/99        1.00         --         --       1.54       1.29
  eAnnuity(TM) Annuity Reserves (.55% Fee Rate)        1/29/99        1.00         --         --       1.54       1.29
  Multi-Fund(R) (1.00% Fee Rate)                      11/19/01       10.00         --         --         --         --
  Multi-Fund(R) (1.30% Fee Rate)                      11/19/01       10.00         --         --         --         --
  Multi-Fund(R) (1.25% Fee Rate)                      11/19/01       10.00         --         --         --         --
  Multi-Fund(R) (1.75% Fee Rate)                      11/19/01       10.00         --         --         --         --
  Multi-Fund(R) (1.95% Fee Rate)                      11/19/01       10.00         --         --         --         --
LN Aggressive Growth Fund
  Multi-Fund(R) (1.002% Fee Rate)                                                1.69       1.57       2.21       2.13
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)                               1.69       1.57       2.21       2.13
  Multi-Fund(R) (1.302% Fee Rate)                      6/23/97        1.43       1.68       1.56       2.19       2.11
  eAnnuity(TM) (.55% Fee Rate)                         8/18/98        1.59         --       1.57       2.22         --
  Multi-Fund(R) (1.00% Fee Rate)                      11/19/01       10.00         --         --         --         --
  Multi-Fund(R) (1.30% Fee Rate)                      11/19/01       10.00         --         --         --         --
  Multi-Fund(R) (1.25% Fee Rate)                      11/19/01       10.00         --         --         --         --
  Multi-Fund(R) (1.75% Fee Rate)                      11/19/01       10.00         --         --         --         --
  Multi-Fund(R) (1.95% Fee Rate)                      11/19/01       10.00         --         --         --         --
LN Bond Fund
  Multi-Fund(R) (1.002% Fee Rate)                                                4.63       5.02       4.81       5.28
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)                               4.63       5.02       4.81       5.28
  Multi-Fund(R) (1.302% Fee Rate)                      6/23/97        4.40       4.62       5.00       4.78       5.23
  eAnnuity(TM) (.55% Fee Rate)                         8/18/98        4.84         --       5.03       4.84       5.35
  eAnnuity(TM) Annuity Reserves (.55% Fee Rate)        8/18/98        4.84         --       5.03       4.84       5.35
  Multi-Fund(R) (1.00% Fee Rate)                      11/19/01       10.00         --         --         --         --
  Multi-Fund(R) (1.30% Fee Rate)                      11/19/01       10.00         --         --         --         --
  Multi-Fund(R) (1.25% Fee Rate)                      11/19/01       10.00         --         --         --         --
  Multi-Fund(R) (1.75% Fee Rate)                      11/19/01       10.00         --         --         --         --
  Multi-Fund(R) (1.95% Fee Rate)                      11/19/01       10.00         --         --         --         --

                                                    2001
                                                    Unit Value
--------------------------------------------------------------
DGPF Small Cap Value Service Class Series
  Multi-Fund(R) (1.002% Fee Rate)                     $ 1.02
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)      1.02
  Multi-Fund(R) (1.302% Fee Rate)                       1.02
  Multi-Fund(R) (1.00% Fee Rate)                       10.58
  Multi-Fund(R) (1.30% Fee Rate)                       10.58
  Multi-Fund(R) (1.25% Fee Rate)                       10.58
  Multi-Fund(R) (1.75% Fee Rate)                       10.57
  Multi-Fund(R) (1.95% Fee Rate)                       10.57
Fidelity VIP Growth Service Class Portfolio
  Multi-Fund(R) (1.002% Fee Rate)                       0.85
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)      0.85
  Multi-Fund(R) (1.302% Fee Rate)                       0.85
  Multi-Fund(R) (1.00% Fee Rate)                        9.97
  Multi-Fund(R) (1.30% Fee Rate)                        9.97
  Multi-Fund(R) (1.25% Fee Rate)                        9.97
  Multi-Fund(R) (1.75% Fee Rate)                        9.96
  Multi-Fund(R) (1.95% Fee Rate)                        9.96
Fidelity VIP II Contrafund Service Class Portfolio
  Multi-Fund(R) (1.002% Fee Rate)                       0.92
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)      0.92
  Multi-Fund(R) (1.302% Fee Rate)                       0.91
  Multi-Fund(R) (1.00% Fee Rate)                       10.25
  Multi-Fund(R) (1.30% Fee Rate)                       10.25
  Multi-Fund(R) (1.25% Fee Rate)                       10.25
  Multi-Fund(R) (1.75% Fee Rate)                       10.25
  Multi-Fund(R) (1.95% Fee Rate)                       10.24
Janus Aspen Worldwide Growth Portfolio
  Multi-Fund(R) (1.002% Fee Rate)                       0.92
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)      0.92
  Multi-Fund(R) (1.302% Fee Rate)                       0.91
  eAnnuity(TM) (.55% Fee Rate)                          0.99
  eAnnuity(TM) Annuity Reserves (.55% Fee Rate)         0.99
  Multi-Fund(R) (1.00% Fee Rate)                       10.10
  Multi-Fund(R) (1.30% Fee Rate)                       10.10
  Multi-Fund(R) (1.25% Fee Rate)                       10.10
  Multi-Fund(R) (1.75% Fee Rate)                       10.10
  Multi-Fund(R) (1.95% Fee Rate)                       10.09
LN Aggressive Growth Fund
  Multi-Fund(R) (1.002% Fee Rate)                       1.41
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)      1.41
  Multi-Fund(R) (1.302% Fee Rate)                       1.39
  eAnnuity(TM) (.55% Fee Rate)                            --
  Multi-Fund(R) (1.00% Fee Rate)                       10.31
  Multi-Fund(R) (1.30% Fee Rate)                       10.30
  Multi-Fund(R) (1.25% Fee Rate)                       10.30
  Multi-Fund(R) (1.75% Fee Rate)                       10.30
  Multi-Fund(R) (1.95% Fee Rate)                       10.30
LN Bond Fund
  Multi-Fund(R) (1.002% Fee Rate)                       5.71
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)      5.71
  Multi-Fund(R) (1.302% Fee Rate)                       5.63
  eAnnuity(TM) (.55% Fee Rate)                          5.80
  eAnnuity(TM) Annuity Reserves (.55% Fee Rate)         5.80
  Multi-Fund(R) (1.00% Fee Rate)                        9.99
  Multi-Fund(R) (1.30% Fee Rate)                        9.99
  Multi-Fund(R) (1.25% Fee Rate)                        9.99
  Multi-Fund(R) (1.75% Fee Rate)                        9.98
  Multi-Fund(R) (1.95% Fee Rate)                        9.98

Lincoln National Variable Annuity Account C

                                                    Commencement Commencement 1997       1998       1999       2000
                                                    Date         Unit Value   Unit Value Unit Value Unit Value Unit Value
--------------------------------------------------------------------------------------------------------------------------
LN Capital Appreciation Fund
  Multi-Fund(R) (1.002% Fee Rate)                                               $1.88      $ 2.57     $ 3.71     $ 3.09
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)                               1.88        2.57       3.71       3.09
  Multi-Fund(R) (1.302% Fee Rate)                      6/23/97      $ 1.72       1.88        2.56       3.68       3.05
  eAnnuity(TM) (.55% Fee Rate)                         8/18/98        2.20         --        2.58       3.73       3.12
  eAnnuity(TM) Annuity Reserves (.55% Fee Rate)        8/18/98        2.20         --        2.58       3.73       3.12
  Multi-Fund(R) (1.00% Fee Rate)                      11/19/01       10.00         --          --         --         --
  Multi-Fund(R) (1.30% Fee Rate)                      11/19/01       10.00         --          --         --         --
  Multi-Fund(R) (1.25% Fee Rate)                      11/19/01       10.00         --          --         --         --
  Multi-Fund(R) (1.75% Fee Rate)                      11/19/01       10.00         --          --         --         --
  Multi-Fund(R) (1.95% Fee Rate)                      11/19/01       10.00         --          --         --         --
LN Equity-Income Fund
  Multi-Fund(R) (1.002% Fee Rate)                                                2.15        2.40       2.52       2.76
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)                               2.15        2.40       2.52       2.76
  Multi-Fund(R) (1.302% Fee Rate)                      6/23/97        1.93       2.15        2.39       2.50       2.74
  eAnnuity(TM) (.55% Fee Rate)                         8/18/98        2.24         --        2.40       2.54       2.79
  eAnnuity(TM) Annuity Reserves (.55% Fee Rate)        8/18/98        2.24         --        2.40       2.54       2.79
  Multi-Fund(R) (1.00% Fee Rate)                      11/19/01       10.00         --          --         --         --
  Multi-Fund(R) (1.30% Fee Rate)                      11/19/01       10.00         --          --         --         --
  Multi-Fund(R) (1.25% Fee Rate)                      11/19/01       10.00         --          --         --         --
  Multi-Fund(R) (1.75% Fee Rate)                      11/19/01       10.00         --          --         --         --
  Multi-Fund(R) (1.95% Fee Rate)                      11/19/01       10.00         --          --         --         --
LN Global Asset Allocation Fund
  Multi-Fund(R) (1.002% Fee Rate)                                                2.72        3.06       3.37       3.15
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)                               2.72        3.06       3.37       3.15
  Multi-Fund(R) (1.302% Fee Rate)                      6/23/97        2.57       2.72        3.04       3.34       3.12
  eAnnuity(TM) (.55% Fee Rate)                         8/18/98        2.91         --        3.06       3.39         --
  eAnnuity(TM) Annuity Reserves (.55% Fee Rate)        8/18/98        2.91         --        3.06       3.39         --
  Multi-Fund(R) (1.00% Fee Rate)                      11/19/01       10.00         --          --         --         --
  Multi-Fund(R) (1.30% Fee Rate)                      11/19/01       10.00         --          --         --         --
  Multi-Fund(R) (1.25% Fee Rate)                      11/19/01       10.00         --          --         --         --
  Multi-Fund(R) (1.75% Fee Rate)                      11/19/01       10.00         --          --         --         --
  Multi-Fund(R) (1.95% Fee Rate)                      11/19/01       10.00         --          --         --         --
LN Growth and Income Fund
  Multi-Fund(R) (1.002% Fee Rate)                                                9.65       11.50      13.38      11.97
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)                               9.65       11.50      13.38      11.97
  Multi-Fund(R) (1.302% Fee Rate)                      6/23/97        8.63       9.63       11.44      13.28      11.84
  eAnnuity(TM) (.55% Fee Rate)                         8/18/98       10.45         --       11.51      13.46      12.09
  eAnnuity(TM) Annuity Reserves (.55% Fee Rate)        8/18/98       10.45         --       11.51      13.46      12.09
  Multi-Fund(R) (1.00% Fee Rate)                      11/19/01       10.00         --          --         --         --
  Multi-Fund(R) (1.30% Fee Rate)                      11/19/01       10.00         --          --         --         --
  Multi-Fund(R) (1.25% Fee Rate)                      11/19/01       10.00         --          --         --         --
  Multi-Fund(R) (1.75% Fee Rate)                      11/19/01       10.00         --          --         --         --
  Multi-Fund(R) (1.95% Fee Rate)                      11/19/01       10.00         --          --         --         --
LN International Fund
  Multi-Fund(R) (1.002% Fee Rate)                                                1.56        1.77       2.06       2.04
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)                               1.56        1.77       2.06       2.04
  Multi-Fund(R) (1.302% Fee Rate)                      6/23/97        1.66       1.56        1.76       2.04       2.02
  eAnnuity(TM) (.55% Fee Rate)                         8/18/98        1.67         --        1.78       2.07       2.06
  eAnnuity(TM) Annuity Reserves (.55% Fee Rate)        8/18/98        1.67         --        1.78       2.07       2.06
  Multi-Fund(R) (1.00% Fee Rate)                      11/19/01       10.00         --          --         --         --
  Multi-Fund(R) (1.30% Fee Rate)                      11/19/01       10.00         --          --         --         --
  Multi-Fund(R) (1.25% Fee Rate)                      11/19/01       10.00         --          --         --         --
  Multi-Fund(R) (1.75% Fee Rate)                      11/19/01       10.00         --          --         --         --
  Multi-Fund(R) (1.95% Fee Rate)                      11/19/01       10.00         --          --         --         --
LN Managed Fund
  Multi-Fund(R) (1.002% Fee Rate)                                                4.71        5.26       5.61       5.48
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)                               4.71        5.26       5.61       5.48
  Multi-Fund(R) (1.302% Fee Rate)                      6/23/97        4.29       4.71        5.24       5.57       5.42
  eAnnuity(TM) (.55% Fee Rate)                         8/18/98        4.95         --        5.27       5.64       5.53
  eAnnuity(TM) Annuity Reserves (.55% Fee Rate)        8/18/98        4.95         --        5.27       5.64       5.53
  Multi-Fund(R) (1.00% Fee Rate)                      11/19/01       10.00         --          --         --         --
  Multi-Fund(R) (1.30% Fee Rate)                      11/19/01       10.00         --          --         --         --
  Multi-Fund(R) (1.25% Fee Rate)                      11/19/01       10.00         --          --         --         --
  Multi-Fund(R) (1.75% Fee Rate)                      11/19/01       10.00         --          --         --         --
  Multi-Fund(R) (1.95% Fee Rate)                      11/19/01       10.00         --          --         --         --

                                                    2001
                                                    Unit Value
--------------------------------------------------------------
LN Capital Appreciation Fund
  Multi-Fund(R) (1.002% Fee Rate)                     $ 2.27
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)      2.27
  Multi-Fund(R) (1.302% Fee Rate)                       2.23
  eAnnuity(TM) (.55% Fee Rate)                          2.30
  eAnnuity(TM) Annuity Reserves (.55% Fee Rate)         2.30
  Multi-Fund(R) (1.00% Fee Rate)                        9.96
  Multi-Fund(R) (1.30% Fee Rate)                        9.95
  Multi-Fund(R) (1.25% Fee Rate)                        9.95
  Multi-Fund(R) (1.75% Fee Rate)                        9.95
  Multi-Fund(R) (1.95% Fee Rate)                        9.95
LN Equity-Income Fund
  Multi-Fund(R) (1.002% Fee Rate)                       2.54
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)      2.54
  Multi-Fund(R) (1.302% Fee Rate)                       2.50
  eAnnuity(TM) (.55% Fee Rate)                          2.57
  eAnnuity(TM) Annuity Reserves (.55% Fee Rate)         2.57
  Multi-Fund(R) (1.00% Fee Rate)                       10.11
  Multi-Fund(R) (1.30% Fee Rate)                       10.11
  Multi-Fund(R) (1.25% Fee Rate)                       10.11
  Multi-Fund(R) (1.75% Fee Rate)                       10.11
  Multi-Fund(R) (1.95% Fee Rate)                       10.10
LN Global Asset Allocation Fund
  Multi-Fund(R) (1.002% Fee Rate)                       2.88
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)      2.88
  Multi-Fund(R) (1.302% Fee Rate)                       2.84
  eAnnuity(TM) (.55% Fee Rate)                            --
  eAnnuity(TM) Annuity Reserves (.55% Fee Rate)           --
  Multi-Fund(R) (1.00% Fee Rate)                       10.08
  Multi-Fund(R) (1.30% Fee Rate)                       10.08
  Multi-Fund(R) (1.25% Fee Rate)                       10.08
  Multi-Fund(R) (1.75% Fee Rate)                       10.07
  Multi-Fund(R) (1.95% Fee Rate)                       10.07
LN Growth and Income Fund
  Multi-Fund(R) (1.002% Fee Rate)                      10.52
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)     10.52
  Multi-Fund(R) (1.302% Fee Rate)                      10.38
  eAnnuity(TM) (.55% Fee Rate)                         10.68
  eAnnuity(TM) Annuity Reserves (.55% Fee Rate)        10.68
  Multi-Fund(R) (1.00% Fee Rate)                       10.11
  Multi-Fund(R) (1.30% Fee Rate)                       10.11
  Multi-Fund(R) (1.25% Fee Rate)                       10.11
  Multi-Fund(R) (1.75% Fee Rate)                       10.10
  Multi-Fund(R) (1.95% Fee Rate)                       10.10
LN International Fund
  Multi-Fund(R) (1.002% Fee Rate)                       1.82
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)      1.82
  Multi-Fund(R) (1.302% Fee Rate)                       1.79
  eAnnuity(TM) (.55% Fee Rate)                          1.85
  eAnnuity(TM) Annuity Reserves (.55% Fee Rate)         1.85
  Multi-Fund(R) (1.00% Fee Rate)                       10.00
  Multi-Fund(R) (1.30% Fee Rate)                        9.99
  Multi-Fund(R) (1.25% Fee Rate)                       10.00
  Multi-Fund(R) (1.75% Fee Rate)                        9.99
  Multi-Fund(R) (1.95% Fee Rate)                        9.99
LN Managed Fund
  Multi-Fund(R) (1.002% Fee Rate)                       5.33
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)      5.33
  Multi-Fund(R) (1.302% Fee Rate)                       5.26
  eAnnuity(TM) (.55% Fee Rate)                          5.42
  eAnnuity(TM) Annuity Reserves (.55% Fee Rate)         5.42
  Multi-Fund(R) (1.00% Fee Rate)                       10.07
  Multi-Fund(R) (1.30% Fee Rate)                       10.06
  Multi-Fund(R) (1.25% Fee Rate)                       10.06
  Multi-Fund(R) (1.75% Fee Rate)                       10.06
  Multi-Fund(R) (1.95% Fee Rate)                       10.06

Lincoln National Variable Annuity Account C

                                                    Commencement Commencement 1997       1998       1999       2000
                                                    Date         Unit Value   Unit Value Unit Value Unit Value Unit Value
--------------------------------------------------------------------------------------------------------------------------
LN Money Market Fund
  Multi-Fund(R) (1.002% Fee Rate)                                               $2.42      $2.52      $2.61      $2.74
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)                               2.42       2.52       2.61       2.74
  Multi-Fund(R) (1.302% Fee Rate)                      6/23/97      $ 2.37       2.41       2.51       2.59       2.71
  eAnnuity(TM) (.55% Fee Rate)                         8/18/98        2.48         --       2.52       2.63       2.77
  eAnnuity(TM) Annuity Reserves (.55% Fee Rate)        8/18/98        2.48         --       2.52       2.63       2.77
  Multi-Fund(R) (1.00% Fee Rate)                      11/19/01       10.00         --         --         --         --
  Multi-Fund(R) (1.30% Fee Rate)                      11/19/01       10.00         --         --         --         --
  Multi-Fund(R) (1.25% Fee Rate)                      11/19/01       10.00         --         --         --         --
  Multi-Fund(R) (1.75% Fee Rate)                      11/19/01       10.00         --         --         --         --
  Multi-Fund(R) (1.95% Fee Rate)                      11/19/01       10.00         --         --         --         --
LN Social Awareness Fund
  Multi-Fund(R) (1.002% Fee Rate)                                                4.95       5.88       6.71       6.09
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)                               4.95       5.88       6.71       6.09
  Multi-Fund(R) (1.302% Fee Rate)                      6/23/97        4.21       4.94       5.85       6.66       6.03
  eAnnuity(TM) (.55% Fee Rate)                         8/18/98        5.49         --       5.89       6.76       6.16
  eAnnuity(TM) Annuity Reserves (.55% Fee Rate)        8/18/98        5.49         --       5.89       6.76       6.16
  Multi-Fund(R) (1.00% Fee Rate)                      11/19/01       10.00         --         --         --         --
  Multi-Fund(R) (1.30% Fee Rate)                      11/19/01       10.00         --         --         --         --
  Multi-Fund(R) (1.25% Fee Rate)                      11/19/01       10.00         --         --         --         --
  Multi-Fund(R) (1.75% Fee Rate)                      11/19/01       10.00         --         --         --         --
  Multi-Fund(R) (1.95% Fee Rate)                      11/19/01       10.00         --         --         --         --
LN Special Opportunities Fund
  Multi-Fund(R) (1.002% Fee Rate)                                                8.25       8.72       8.25       9.47
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)                               8.25       8.72       8.25       9.47
  Multi-Fund(R) (1.302% Fee Rate)                      6/23/97        7.20       8.24       8.68       8.19       9.37
  eAnnuity(TM) (.55% Fee Rate)                         8/18/98        8.34         --       8.74       8.30       9.58
  eAnnuity(TM) Annuity Reserves (.55% Fee Rate)        8/18/98        8.34         --       8.74       8.30       9.58
  Multi-Fund(R) (1.00% Fee Rate)                      11/19/01       10.00         --         --         --         --
  Multi-Fund(R) (1.30% Fee Rate)                      11/19/01       10.00         --         --         --         --
  Multi-Fund(R) (1.25% Fee Rate)                      11/19/01       10.00         --         --         --         --
  Multi-Fund(R) (1.75% Fee Rate)                      11/19/01       10.00         --         --         --         --
  Multi-Fund(R) (1.95% Fee Rate)                      11/19/01       10.00         --         --         --         --
MFS Capital Opportunities Series
  Multi-Fund(R) (1.00% Fee Rate)                      11/19/01       10.00         --         --         --         --
  Multi-Fund(R) (1.30% Fee Rate)                      11/19/01       10.00         --         --         --         --
  Multi-Fund(R) (1.25% Fee Rate)                      11/19/01       10.00         --         --         --         --
  Multi-Fund(R) (1.75% Fee Rate)                      11/19/01       10.00         --         --         --         --
  Multi-Fund(R) (1.95% Fee Rate)                      11/19/01       10.00         --         --         --         --
MFS Total Return Fund
  Multi-Fund(R) (1.00% Fee Rate)                      11/19/01       10.00         --         --         --         --
  Multi-Fund(R) (1.30% Fee Rate)                      11/19/01       10.00         --         --         --         --
  Multi-Fund(R) (1.25% Fee Rate)                      11/19/01       10.00         --         --         --         --
  Multi-Fund(R) (1.75% Fee Rate)                      11/19/01       10.00         --         --         --         --
  Multi-Fund(R) (1.95% Fee Rate)                      11/19/01       10.00         --         --         --         --
MFS Utilities Series
  Multi-Fund(R) (1.002% Fee Rate)                      5/29/01        1.00         --         --         --         --
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)     5/29/01        1.00         --         --         --         --
  Multi-Fund(R) (1.302% Fee Rate)                      5/29/01        1.00         --         --         --         --
  Multi-Fund(R) (1.00% Fee Rate)                      11/19/01       10.00         --         --         --         --
  Multi-Fund(R) (1.30% Fee Rate)                      11/19/01       10.00         --         --         --         --
  Multi-Fund(R) (1.25% Fee Rate)                      11/19/01       10.00         --         --         --         --
  Multi-Fund(R) (1.75% Fee Rate)                      11/19/01       10.00         --         --         --         --
  Multi-Fund(R) (1.95% Fee Rate)                      11/19/01       10.00         --         --         --         --
NB AMT Partners Portfolio
  Multi-Fund(R) (1.002% Fee Rate)                      8/27/99        1.00         --         --       1.01       1.01
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)     8/27/99        1.00         --         --       1.01       1.01
  Multi-Fund(R) (1.302% Fee Rate)                      8/27/99        1.00         --         --       1.01       1.00
  eAnnuity(TM) (.55% Fee Rate)                         1/29/99        1.00         --         --       1.05       1.05
NB AMT Regency Portfolio
  Multi-Fund(R) (1.00% Fee Rate)                      11/19/01       10.00         --         --         --         --
  Multi-Fund(R) (1.30% Fee Rate)                      11/19/01       10.00         --         --         --         --
  Multi-Fund(R) (1.25% Fee Rate)                      11/19/01       10.00         --         --         --         --
  Multi-Fund(R) (1.75% Fee Rate)                      11/19/01       10.00         --         --         --         --
  Multi-Fund(R) (1.95% Fee Rate)                      11/19/01       10.00         --         --         --         --

                                                    2001
                                                    Unit Value
--------------------------------------------------------------
LN Money Market Fund
  Multi-Fund(R) (1.002% Fee Rate)                     $ 2.82
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)      2.82
  Multi-Fund(R) (1.302% Fee Rate)                       2.78
  eAnnuity(TM) (.55% Fee Rate)                          2.87
  eAnnuity(TM) Annuity Reserves (.55% Fee Rate)         2.87
  Multi-Fund(R) (1.00% Fee Rate)                       10.01
  Multi-Fund(R) (1.30% Fee Rate)                       10.01
  Multi-Fund(R) (1.25% Fee Rate)                       10.01
  Multi-Fund(R) (1.75% Fee Rate)                       10.00
  Multi-Fund(R) (1.95% Fee Rate)                       10.00
LN Social Awareness Fund
  Multi-Fund(R) (1.002% Fee Rate)                       5.46
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)      5.46
  Multi-Fund(R) (1.302% Fee Rate)                       5.38
  eAnnuity(TM) (.55% Fee Rate)                          5.54
  eAnnuity(TM) Annuity Reserves (.55% Fee Rate)         5.54
  Multi-Fund(R) (1.00% Fee Rate)                       10.14
  Multi-Fund(R) (1.30% Fee Rate)                       10.14
  Multi-Fund(R) (1.25% Fee Rate)                       10.14
  Multi-Fund(R) (1.75% Fee Rate)                       10.13
  Multi-Fund(R) (1.95% Fee Rate)                       10.13
LN Special Opportunities Fund
  Multi-Fund(R) (1.002% Fee Rate)                       9.58
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)      9.58
  Multi-Fund(R) (1.302% Fee Rate)                       9.45
  eAnnuity(TM) (.55% Fee Rate)                          9.73
  eAnnuity(TM) Annuity Reserves (.55% Fee Rate)         9.73
  Multi-Fund(R) (1.00% Fee Rate)                       10.49
  Multi-Fund(R) (1.30% Fee Rate)                       10.49
  Multi-Fund(R) (1.25% Fee Rate)                       10.49
  Multi-Fund(R) (1.75% Fee Rate)                       10.48
  Multi-Fund(R) (1.95% Fee Rate)                       10.48
MFS Capital Opportunities Series
  Multi-Fund(R) (1.00% Fee Rate)                       10.11
  Multi-Fund(R) (1.30% Fee Rate)                       10.10
  Multi-Fund(R) (1.25% Fee Rate)                       10.11
  Multi-Fund(R) (1.75% Fee Rate)                       10.10
  Multi-Fund(R) (1.95% Fee Rate)                       10.10
MFS Total Return Fund
  Multi-Fund(R) (1.00% Fee Rate)                       10.11
  Multi-Fund(R) (1.30% Fee Rate)                       10.11
  Multi-Fund(R) (1.25% Fee Rate)                       10.11
  Multi-Fund(R) (1.75% Fee Rate)                       10.10
  Multi-Fund(R) (1.95% Fee Rate)                       10.10
MFS Utilities Series
  Multi-Fund(R) (1.002% Fee Rate)                       0.79
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)      0.79
  Multi-Fund(R) (1.302% Fee Rate)                       0.79
  Multi-Fund(R) (1.00% Fee Rate)                        9.84
  Multi-Fund(R) (1.30% Fee Rate)                        9.84
  Multi-Fund(R) (1.25% Fee Rate)                        9.84
  Multi-Fund(R) (1.75% Fee Rate)                        9.83
  Multi-Fund(R) (1.95% Fee Rate)                        9.83
NB AMT Partners Portfolio
  Multi-Fund(R) (1.002% Fee Rate)                       0.97
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)      0.97
  Multi-Fund(R) (1.302% Fee Rate)                       0.96
  eAnnuity(TM) (.55% Fee Rate)                          1.01
NB AMT Regency Portfolio
  Multi-Fund(R) (1.00% Fee Rate)                       10.52
  Multi-Fund(R) (1.30% Fee Rate)                       10.51
  Multi-Fund(R) (1.25% Fee Rate)                       10.51
  Multi-Fund(R) (1.75% Fee Rate)                       10.51
  Multi-Fund(R) (1.95% Fee Rate)                       10.50

Lincoln National Variable Annuity Account C

                                                    Commencement Commencement 1997       1998       1999       2000
                                                    Date         Unit Value   Unit Value Unit Value Unit Value Unit Value
--------------------------------------------------------------------------------------------------------------------------
NB AMT Mid-Cap Growth Portfolio
  Multi-Fund(R) (1.002% Fee Rate)                      8/27/99      $ 1.00       $--        $--       $1.46      $1.34
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)     8/27/99        1.00        --         --        1.46       1.34
  Multi-Fund(R) (1.302% Fee Rate)                      8/27/99        1.00        --         --        1.46       1.34
  eAnnuity(TM) (.55% Fee Rate)                         1/29/99        1.00        --         --        1.52       1.40
  eAnnuity(TM) Annuity Reserves (.55% Fee Rate)        1/29/99        1.00        --         --        1.52       1.40
  Multi-Fund(R) (1.00% Fee Rate)                      11/19/01       10.00        --         --          --         --
  Multi-Fund(R) (1.30% Fee Rate)                      11/19/01       10.00        --         --          --         --
  Multi-Fund(R) (1.25% Fee Rate)                      11/19/01       10.00        --         --          --         --
  Multi-Fund(R) (1.75% Fee Rate)                      11/19/01       10.00        --         --          --         --
  Multi-Fund(R) (1.95% Fee Rate)                      11/19/01       10.00        --         --          --         --
Putnam Health Sciences Class IB Fund
  Multi-Fund(R) (1.002% Fee Rate)                      5/29/01        1.00        --         --          --         --
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)     5/29/01        1.00        --         --          --         --
  Multi-Fund(R) (1.302% Fee Rate)                      5/29/01        1.00        --         --          --         --
  Multi-Fund(R) (1.00% Fee Rate)                      11/19/01       10.00        --         --          --         --
  Multi-Fund(R) (1.30% Fee Rate)                      11/19/01       10.00        --         --          --         --
  Multi-Fund(R) (1.25% Fee Rate)                      11/19/01       10.00        --         --          --         --
  Multi-Fund(R) (1.75% Fee Rate)                      11/19/01       10.00        --         --          --         --
  Multi-Fund(R) (1.95% Fee Rate)                      11/19/01       10.00        --         --          --         --

                                                    2001
                                                    Unit Value
--------------------------------------------------------------
NB AMT Mid-Cap Growth Portfolio
  Multi-Fund(R) (1.002% Fee Rate)                     $ 1.00
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)      1.00
  Multi-Fund(R) (1.302% Fee Rate)                       0.99
  eAnnuity(TM) (.55% Fee Rate)                          1.05
  eAnnuity(TM) Annuity Reserves (.55% Fee Rate)         1.05
  Multi-Fund(R) (1.00% Fee Rate)                       10.18
  Multi-Fund(R) (1.30% Fee Rate)                       10.18
  Multi-Fund(R) (1.25% Fee Rate)                       10.18
  Multi-Fund(R) (1.75% Fee Rate)                       10.17
  Multi-Fund(R) (1.95% Fee Rate)                       10.17
Putnam Health Sciences Class IB Fund
  Multi-Fund(R) (1.002% Fee Rate)                       0.95
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)      0.95
  Multi-Fund(R) (1.302% Fee Rate)                       0.94
  Multi-Fund(R) (1.00% Fee Rate)                        9.97
  Multi-Fund(R) (1.30% Fee Rate)                        9.97
  Multi-Fund(R) (1.25% Fee Rate)                        9.97
  Multi-Fund(R) (1.75% Fee Rate)                        9.96
  Multi-Fund(R) (1.95% Fee Rate)                        9.96

                                                    1997 Units 1998 Units 1999 Units  2000 Units  2001 Units
-------------------------------------------------------------------------------------------------------------
AFIS Growth Class 2 Fund
  Multi-Fund(R) (1.002% Fee Rate)                           --         --          -- 184,154,139 313,662,711
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)          --         --          --   1,128,424   1,970,247
  Multi-Fund(R) (1.302% Fee Rate)                           --         --          --   4,949,850   8,301,236
  Multi-Fund(R) (1.00% Fee Rate)                            --         --          --          --         100
  Multi-Fund(R) (1.30% Fee Rate)                            --         --          --          --         100
  Multi-Fund(R) (1.25% Fee Rate)                            --         --          --          --         103
  Multi-Fund(R) (1.75% Fee Rate)                            --         --          --          --         103
  Multi-Fund(R) (1.95% Fee Rate)                            --         --          --          --         103
AFIS Growth-Income Class 2 Fund
  Multi-Fund(R) (1.00% Fee Rate)                            --         --          --          --         100
  Multi-Fund(R) (1.30% Fee Rate)                            --         --          --          --         100
  Multi-Fund(R) (1.25% Fee Rate)                            --         --          --          --         103
  Multi-Fund(R) (1.75% Fee Rate)                            --         --          --          --         103
  Multi-Fund(R) (1.95% Fee Rate)                            --         --          --          --         103
AFIS International Class 2 Fund
  Multi-Fund(R) (1.002% Fee Rate)                           --         --          --  23,268,182  42,307,188
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)          --         --          --     202,823     370,282
  Multi-Fund(R) (1.302% Fee Rate)                           --         --          --     750,887     925,247
  Multi-Fund(R) (1.00% Fee Rate)                            --         --          --          --         100
  Multi-Fund(R) (1.30% Fee Rate)                            --         --          --          --         100
  Multi-Fund(R) (1.25% Fee Rate)                            --         --          --          --         103
  Multi-Fund(R) (1.75% Fee Rate)                            --         --          --          --         103
  Multi-Fund(R) (1.95% Fee Rate)                            --         --          --          --         103
AIM International Equity Fund
  Multi-Fund(R) (1.00% Fee Rate)                            --         --          --          --         100
  Multi-Fund(R) (1.30% Fee Rate)                            --         --          --          --         100
  Multi-Fund(R) (1.25% Fee Rate)                            --         --          --          --         103
  Multi-Fund(R) (1.75% Fee Rate)                            --         --          --          --         103
  Multi-Fund(R) (1.95% Fee Rate)                            --         --          --          --         103
AIM Value Fund
  Multi-Fund(R) (1.00% Fee Rate)                            --         --          --          --         100
  Multi-Fund(R) (1.30% Fee Rate)                            --         --          --          --         100
  Multi-Fund(R) (1.25% Fee Rate)                            --         --          --          --         103
  Multi-Fund(R) (1.75% Fee Rate)                            --         --          --          --         103
  Multi-Fund(R) (1.95% Fee Rate)                            --         --          --          --         103
American Century VP International Portfolio
  eAnnuity(TM) (.55% Fee Rate)                              --         --       2,329     108,766      98,203

Lincoln National Variable Annuity Account C

3. Unit Values (continued)

                                                    1997 Units 1998 Units 1999 Units  2000 Units  2001 Units
-------------------------------------------------------------------------------------------------------------
AVPSF Small Cap Value Class A Fund
  Multi-Fund(R) (1.00% Fee Rate)                            --         --          --          --         100
  Multi-Fund(R) (1.30% Fee Rate)                            --         --          --          --         100
  Multi-Fund(R) (1.25% Fee Rate)                            --         --          --          --         103
  Multi-Fund(R) (1.75% Fee Rate)                            --         --          --          --         103
  Multi-Fund(R) (1.95% Fee Rate)                            --         --          --          --         103
AVPSF Technology Class B Fund
  Multi-Fund(R) (1.002% Fee Rate)                           --         --          --  69,406,745  81,913,600
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)          --         --          --     179,939     248,531
  Multi-Fund(R) (1.302% Fee Rate)                           --         --          --   1,389,921   1,146,481
  Multi-Fund(R) (1.00% Fee Rate)                            --         --          --          --         100
  Multi-Fund(R) (1.30% Fee Rate)                            --         --          --          --         100
  Multi-Fund(R) (1.25% Fee Rate)                            --         --          --          --         103
  Multi-Fund(R) (1.75% Fee Rate)                            --         --          --          --         103
  Multi-Fund(R) (1.95% Fee Rate)                            --         --          --          --         103
AVPSF Growth Class B Fund
  Multi-Fund(R) (1.002% Fee Rate)                           --         --          --   5,810,068   9,650,843
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)          --         --          --      36,879      89,795
  Multi-Fund(R) (1.302% Fee Rate)                           --         --          --     127,958      59,252
Baron Capital Asset Fund
  Multi-Fund(R) (1.002% Fee Rate)                           --         --   7,228,569  18,359,205  50,998,885
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)          --         --          --          --      49,520
  Multi-Fund(R) (1.302% Fee Rate)                           --         --     658,684   1,448,876   1,337,523
  eAnnuity(TM) (.55% Fee Rate)                              --         --      28,950      49,338      62,393
Deutsche Equity 500 Index Fund
  Multi-Fund(R) (1.002% Fee Rate)                           --         --  46,984,052 100,922,041 123,651,748
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)          --         --     151,082     744,211   1,030,817
  Multi-Fund(R) (1.302% Fee Rate)                           --         --   1,319,893   2,776,687   2,805,977
  eAnnuity(TM) (.55% Fee Rate)                              --         --      15,090      37,472      27,526
  eAnnuity(TM) Annuity Reserves (.55% Fee Rate)             --         --      91,113     107,481      93,772
  Multi-Fund(R) (1.00% Fee Rate)                            --         --          --          --         100
  Multi-Fund(R) (1.30% Fee Rate)                            --         --          --          --         100
  Multi-Fund(R) (1.25% Fee Rate)                            --         --          --          --         103
  Multi-Fund(R) (1.75% Fee Rate)                            --         --          --          --         103
  Multi-Fund(R) (1.95% Fee Rate)                            --         --          --          --         103
Deutsche Small Cap Index Fund
  Multi-Fund(R) (1.002% Fee Rate)                           --         --   3,065,895  11,525,649  19,047,416
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)          --         --      27,063      85,109      84,201
  Multi-Fund(R) (1.302% Fee Rate)                           --         --     141,266     819,108     841,685
  eAnnuity(TM) (.55% Fee Rate)                              --         --     154,689     155,791     170,390
  eAnnuity(TM) Annuity Reserves (.55% Fee Rate)             --         --     130,559     130,959     113,633
  Multi-Fund(R) (1.00% Fee Rate)                            --         --          --          --         100
  Multi-Fund(R) (1.30% Fee Rate)                            --         --          --          --         100
  Multi-Fund(R) (1.25% Fee Rate)                            --         --          --          --         103
  Multi-Fund(R) (1.75% Fee Rate)                            --         --          --          --         103
  Multi-Fund(R) (1.95% Fee Rate)                            --         --          --          --         103
DGPF Trend Series
  Multi-Fund(R) (1.002% Fee Rate)                   45,956,994 63,363,770 138,130,035 236,656,424 214,133,351
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)          --     34,917     151,852     436,999     357,827
  Multi-Fund(R) (1.302% Fee Rate)                      600,523  1,522,285   2,693,313   5,356,604   4,412,305
  eAnnuity(TM) (.55% Fee Rate)                              --      3,182      27,917     113,415      89,313
  eAnnuity(TM) Annuity Reserves (.55% Fee Rate)             --         --          --       2,327         820
  Multi-Fund(R) (1.00% Fee Rate)                            --         --          --          --         100
  Multi-Fund(R) (1.30% Fee Rate)                            --         --          --          --         100
  Multi-Fund(R) (1.25% Fee Rate)                            --         --          --          --         103
  Multi-Fund(R) (1.75% Fee Rate)                            --         --          --          --         103
  Multi-Fund(R) (1.95% Fee Rate)                            --         --          --          --         103

Lincoln National Variable Annuity Account C

                                                    1997 Units 1998 Units 1999 Units 2000 Units  2001 Units
------------------------------------------------------------------------------------------------------------
DGPF Growth and Income Series
  Multi-Fund(R) (1.002% Fee Rate)                   62,514,885 90,934,980 72,068,626  50,851,938  65,103,320
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)     450,356    708,417    712,597     531,833     626,677
  Multi-Fund(R) (1.302% Fee Rate)                    1,537,440  4,110,801  3,351,154   2,257,802   2,611,137
  eAnnuity(TM) (.55% Fee Rate)                              --      4,472      5,628       7,615       9,953
  eAnnuity(TM) Annuity Reserves (.55% Fee Rate)             --         --         --          --       8,381
  Multi-Fund(R) (1.00% Fee Rate)                            --         --         --          --         100
  Multi-Fund(R) (1.30% Fee Rate)                            --         --         --          --         100
  Multi-Fund(R) (1.25% Fee Rate)                            --         --         --          --         103
  Multi-Fund(R) (1.75% Fee Rate)                            --         --         --          --         103
  Multi-Fund(R) (1.95% Fee Rate)                            --         --         --          --         103
DGPF Global Bond Series
  Multi-Fund(R) (1.002% Fee Rate)                   10,909,411 12,869,495 12,254,866   9,959,467  10,391,629
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)       8,169     29,923     66,439     103,631      91,609
  Multi-Fund(R) (1.302% Fee Rate)                      267,546    372,938    405,781     270,767     283,795
  eAnnuity(TM) (.55% Fee Rate)                              --      1,781      1,781       1,995       3,773
DGPF REIT Series
  Multi-Fund(R) (1.002% Fee Rate)                           --         --         --  25,198,769  36,697,251
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)          --         --         --      39,690     208,861
  Multi-Fund(R) (1.302% Fee Rate)                           --         --         --     266,822     541,845
  Multi-Fund(R) (1.00% Fee Rate)                            --         --         --          --         100
  Multi-Fund(R) (1.30% Fee Rate)                            --         --         --          --         100
  Multi-Fund(R) (1.25% Fee Rate)                            --         --         --          --         103
  Multi-Fund(R) (1.75% Fee Rate)                            --         --         --          --         103
  Multi-Fund(R) (1.95% Fee Rate)                            --         --         --          --         103
DGPF Small Cap Value Service Class Series
  Multi-Fund(R) (1.002% Fee Rate)                           --         --         --          --  35,508,354
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)          --         --         --          --     189,937
  Multi-Fund(R) (1.302% Fee Rate)                           --         --         --          --   1,115,379
  Multi-Fund(R) (1.00% Fee Rate)                            --         --         --          --         100
  Multi-Fund(R) (1.30% Fee Rate)                            --         --         --          --         100
  Multi-Fund(R) (1.25% Fee Rate)                            --         --         --          --         103
  Multi-Fund(R) (1.75% Fee Rate)                            --         --         --          --         103
  Multi-Fund(R) (1.95% Fee Rate)                            --         --         --          --         103
Fidelity VIP Growth Service Class Portfolio
  Multi-Fund(R) (1.002% Fee Rate)                           --         -- 44,655,728 150,874,224 147,021,818
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)          --         --    107,432     673,442     558,074
  Multi-Fund(R) (1.302% Fee Rate)                           --         --  1,635,955   4,152,939   3,348,130
  Multi-Fund(R) (1.00% Fee Rate)                            --         --         --          --         100
  Multi-Fund(R) (1.30% Fee Rate)                            --         --         --          --         100
  Multi-Fund(R) (1.25% Fee Rate)                            --         --         --          --         103
  Multi-Fund(R) (1.75% Fee Rate)                            --         --         --          --         103
  Multi-Fund(R) (1.95% Fee Rate)                            --         --         --          --         103
Fidelity VIP II Contrafund Service Class Portfolio
  Multi-Fund(R) (1.002% Fee Rate)                           --         -- 21,303,355  60,708,211  67,248,666
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)          --         --     89,289     193,788     233,093
  Multi-Fund(R) (1.302% Fee Rate)                           --         --  1,475,097   2,642,459   1,861,364
  Multi-Fund(R) (1.00% Fee Rate)                            --         --         --          --         100
  Multi-Fund(R) (1.30% Fee Rate)                            --         --         --          --         100
  Multi-Fund(R) (1.25% Fee Rate)                            --         --         --          --         103
  Multi-Fund(R) (1.75% Fee Rate)                            --         --         --          --         103
  Multi-Fund(R) (1.95% Fee Rate)                            --         --         --          --         103
Janus Aspen Worldwide Growth Portfolio
  Multi-Fund(R) (1.002% Fee Rate)                           --         -- 99,942,030 349,677,486 331,309,982
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)          --         --    214,122     951,303     916,318
  Multi-Fund(R) (1.302% Fee Rate)                           --         --  1,912,083   6,256,602   4,478,932
  eAnnuity(TM) (.55% Fee Rate)                              --         --    240,176     317,536     284,818
  eAnnuity(TM) Annuity Reserves (.55% Fee Rate)             --         --         --      73,196      57,389
  Multi-Fund(R) (1.00% Fee Rate)                            --         --         --          --         100
  Multi-Fund(R) (1.30% Fee Rate)                            --         --         --          --         100
  Multi-Fund(R) (1.25% Fee Rate)                            --         --         --          --         103
  Multi-Fund(R) (1.75% Fee Rate)                            --         --         --          --         103
  Multi-Fund(R) (1.95% Fee Rate)                            --         --         --          --         103

Lincoln National Variable Annuity Account C

3. Unit Values (continued)

                                                    1997 Units  1998 Units  1999 Units  2000 Units  2001 Units
---------------------------------------------------------------------------------------------------------------
LN Aggressive Growth Fund
  Multi-Fund(R) (1.002% Fee Rate)                   198,261,432 204,321,730 175,375,232 233,175,048 208,342,214
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)      254,392     401,351     330,037     404,075     399,252
  Multi-Fund(R) (1.302% Fee Rate)                       959,741   1,953,110   1,657,816   2,439,570   1,978,470
  eAnnuity(TM) (.55% Fee Rate)                               --       3,697      29,720          --          --
  Multi-Fund(R) (1.00% Fee Rate)                             --          --          --          --         100
  Multi-Fund(R) (1.30% Fee Rate)                             --          --          --          --         100
  Multi-Fund(R) (1.25% Fee Rate)                             --          --          --          --         103
  Multi-Fund(R) (1.75% Fee Rate)                             --          --          --          --         103
  Multi-Fund(R) (1.95% Fee Rate)                             --          --          --          --         103
LN Bond Fund
  Multi-Fund(R) (1.002% Fee Rate)                    59,831,709  70,180,846  61,153,697  51,363,134  68,955,262
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)       94,219     141,922     160,260     105,843     181,621
  Multi-Fund(R) (1.302% Fee Rate)                       245,847   1,159,699   1,022,335     866,221   1,339,739
  eAnnuity(TM) (.55% Fee Rate)                               --         425       3,701       1,307       5,344
  eAnnuity(TM) Annuity Reserves (.55% Fee Rate)              --          --          --          --       1,673
  Multi-Fund(R) (1.00% Fee Rate)                             --          --          --          --         100
  Multi-Fund(R) (1.30% Fee Rate)                             --          --          --          --         100
  Multi-Fund(R) (1.25% Fee Rate)                             --          --          --          --         103
  Multi-Fund(R) (1.75% Fee Rate)                             --          --          --          --         103
  Multi-Fund(R) (1.95% Fee Rate)                             --          --          --          --         103
LN Capital Appreciation Fund
  Multi-Fund(R) (1.002% Fee Rate)                   232,364,458 284,821,773 486,392,137 510,682,818 458,388,826
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)      489,214     855,827   1,553,958   1,829,965   1,492,745
  Multi-Fund(R) (1.302% Fee Rate)                     1,963,593   4,552,867   8,524,638   8,960,152   7,044,322
  eAnnuity(TM) (.55% Fee Rate)                               --       4,421      98,271      78,495      76,780
  eAnnuity(TM) Annuity Reserves (.55% Fee Rate)              --          --          --       4,928       1,725
  Multi-Fund(R) (1.00% Fee Rate)                             --          --          --          --         100
  Multi-Fund(R) (1.30% Fee Rate)                             --          --          --          --         100
  Multi-Fund(R) (1.25% Fee Rate)                             --          --          --          --         103
  Multi-Fund(R) (1.75% Fee Rate)                             --          --          --          --         103
  Multi-Fund(R) (1.95% Fee Rate)                             --          --          --          --         103
LN Equity-Income Fund
  Multi-Fund(R) (1.002% Fee Rate)                   367,650,522 395,671,340 371,756,833 294,144,130 293,856,934
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)    1,261,112   1,357,383   1,624,078   1,164,785   1,207,367
  Multi-Fund(R) (1.302% Fee Rate)                     3,400,524   5,897,743   5,811,748   5,124,817   5,213,123
  eAnnuity(TM) (.55% Fee Rate)                               --       1,054       4,167      57,173      56,447
  eAnnuity(TM) Annuity Reserves (.55% Fee Rate)              --          --          --       6,010       5,816
  Multi-Fund(R) (1.00% Fee Rate)                             --          --          --          --         100
  Multi-Fund(R) (1.30% Fee Rate)                             --          --          --          --         100
  Multi-Fund(R) (1.25% Fee Rate)                             --          --          --          --         103
  Multi-Fund(R) (1.75% Fee Rate)                             --          --          --          --         103
  Multi-Fund(R) (1.95% Fee Rate)                             --          --          --          --         103
LN Global Asset Allocation Fund
  Multi-Fund(R) (1.002% Fee Rate)                   158,528,478 155,191,452 140,172,654 118,277,702 106,920,435
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)      521,790     623,589     860,132     657,073     546,957
  Multi-Fund(R) (1.302% Fee Rate)                     1,061,444   1,887,853   1,696,586   1,387,776   1,237,852
  eAnnuity(TM) (.55% Fee Rate)                               --         972       1,338          --          --
  eAnnuity(TM) Annuity Reserves (.55% Fee Rate)              --          --      29,576          --          --
  Multi-Fund(R) (1.00% Fee Rate)                             --          --          --          --         100
  Multi-Fund(R) (1.30% Fee Rate)                             --          --          --          --         100
  Multi-Fund(R) (1.25% Fee Rate)                             --          --          --          --         103
  Multi-Fund(R) (1.75% Fee Rate)                             --          --          --          --         103
  Multi-Fund(R) (1.95% Fee Rate)                             --          --          --          --         103
LN Growth and Income Fund
  Multi-Fund(R) (1.002% Fee Rate)                   356,437,044 353,738,892 333,803,071 284,457,143 260,455,062
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)    3,955,002   4,190,720   4,204,627   3,840,017   3,578,156
  Multi-Fund(R) (1.302% Fee Rate)                     1,412,921   2,251,670   2,509,728   2,236,085   1,936,345
  eAnnuity(TM) (.55% Fee Rate)                               --         224       2,758       4,419       4,686
  eAnnuity(TM) Annuity Reserves (.55% Fee Rate)              --          --          --       1,836         146
  Multi-Fund(R) (1.00% Fee Rate)                             --          --          --          --         100
  Multi-Fund(R) (1.30% Fee Rate)                             --          --          --          --         100
  Multi-Fund(R) (1.25% Fee Rate)                             --          --          --          --         103
  Multi-Fund(R) (1.75% Fee Rate)                             --          --          --          --         103
  Multi-Fund(R) (1.95% Fee Rate)                             --          --          --          --         103

Lincoln National Variable Annuity Account C

                                                    1997 Units  1998 Units  1999 Units  2000 Units  2001 Units
---------------------------------------------------------------------------------------------------------------
LN International Fund
  Multi-Fund(R) (1.002% Fee Rate)                   293,362,762 275,656,812 247,685,485 191,132,203 169,787,134
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)      502,083     507,630     464,213     342,936     283,438
  Multi-Fund(R) (1.302% Fee Rate)                     1,342,514   2,375,268   2,589,188   1,884,345   1,793,385
  eAnnuity(TM) (.55% Fee Rate)                               --       2,055       7,514       6,431       9,967
  eAnnuity(TM) Annuity Reserves (.55% Fee Rate)              --          --          --      17,153       9,366
  Multi-Fund(R) (1.00% Fee Rate)                             --          --          --          --         100
  Multi-Fund(R) (1.30% Fee Rate)                             --          --          --          --         100
  Multi-Fund(R) (1.25% Fee Rate)                             --          --          --          --         103
  Multi-Fund(R) (1.75% Fee Rate)                             --          --          --          --         103
  Multi-Fund(R) (1.95% Fee Rate)                             --          --          --          --         103
LN Managed Fund
  Multi-Fund(R) (1.002% Fee Rate)                   178,408,048 178,767,717 160,214,813 134,226,978 124,771,684
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)      511,248     546,451     570,359     530,238     500,282
  Multi-Fund(R) (1.302% Fee Rate)                       801,564   1,774,940   1,652,446   1,379,569   1,348,329
  eAnnuity(TM) (.55% Fee Rate)                               --         530       4,816       5,442       4,030
  eAnnuity(TM) Annuity Reserves (.55% Fee Rate)              --          --          --       2,128       2,887
  Multi-Fund(R) (1.00% Fee Rate)                             --          --          --          --         100
  Multi-Fund(R) (1.30% Fee Rate)                             --          --          --          --         100
  Multi-Fund(R) (1.25% Fee Rate)                             --          --          --          --         103
  Multi-Fund(R) (1.75% Fee Rate)                             --          --          --          --         103
  Multi-Fund(R) (1.95% Fee Rate)                             --          --          --          --         103
LN Money Market Fund
  Multi-Fund(R) (1.002% Fee Rate)                    35,963,169  46,571,447  66,318,967  51,218,431  59,147,873
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)       56,935      62,459      85,154     181,995     185,121
  Multi-Fund(R) (1.302% Fee Rate)                       144,247     644,074   1,836,508   1,035,373   1,490,077
  eAnnuity(TM) (.55% Fee Rate)                               --     130,369      75,481     139,463     611,639
  eAnnuity(TM) Annuity Reserves (.55% Fee Rate)              --          --          --          --       3,594
  Multi-Fund(R) (1.00% Fee Rate)                             --          --          --          --         100
  Multi-Fund(R) (1.30% Fee Rate)                             --          --          --          --         100
  Multi-Fund(R) (1.25% Fee Rate)                             --          --          --          --         103
  Multi-Fund(R) (1.75% Fee Rate)                             --          --          --          --         103
  Multi-Fund(R) (1.95% Fee Rate)                             --          --          --          --         103
LN Social Awareness Fund
  Multi-Fund(R) (1.002% Fee Rate)                   249,012,274 304,203,513 272,682,501 230,568,604 215,412,082
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)      524,138     758,710     879,570     746,871     657,200
  Multi-Fund(R) (1.302% Fee Rate)                     2,155,674   5,135,886   4,696,813   3,803,334   3,327,644
  eAnnuity(TM) (.55% Fee Rate)                               --       1,623       8,398       9,225       8,219
  eAnnuity(TM) Annuity Reserves (.55% Fee Rate)              --          --          --         600         140
  Multi-Fund(R) (1.00% Fee Rate)                             --          --          --          --         100
  Multi-Fund(R) (1.30% Fee Rate)                             --          --          --          --         100
  Multi-Fund(R) (1.25% Fee Rate)                             --          --          --          --         103
  Multi-Fund(R) (1.75% Fee Rate)                             --          --          --          --         103
  Multi-Fund(R) (1.95% Fee Rate)                             --          --          --          --         103
LN Special Opportunities Fund
  Multi-Fund(R) (1.002% Fee Rate)                   101,002,630  98,734,457  75,094,275  52,172,621  51,523,267
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)      137,167     156,387     143,255     106,611     104,060
  Multi-Fund(R) (1.302% Fee Rate)                       472,405     899,280     818,870     525,727     513,212
  eAnnuity(TM) (.55% Fee Rate)                               --         436         704       3,166       3,197
  eAnnuity(TM) Annuity Reserves (.55% Fee Rate)              --          --          --          --       3,224
  Multi-Fund(R) (1.00% Fee Rate)                             --          --          --          --         100
  Multi-Fund(R) (1.30% Fee Rate)                             --          --          --          --         100
  Multi-Fund(R) (1.25% Fee Rate)                             --          --          --          --         103
  Multi-Fund(R) (1.75% Fee Rate)                             --          --          --          --         103
  Multi-Fund(R) (1.95% Fee Rate)                             --          --          --          --         103
MFS Capital Opportunities Series
  Multi-Fund(R) (1.00% Fee Rate)                             --          --          --          --         100
  Multi-Fund(R) (1.30% Fee Rate)                             --          --          --          --         100
  Multi-Fund(R) (1.25% Fee Rate)                             --          --          --          --         103
  Multi-Fund(R) (1.75% Fee Rate)                             --          --          --          --         103
  Multi-Fund(R) (1.95% Fee Rate)                             --          --          --          --         103

Lincoln National Variable Annuity Account C

                                                    1997 Units 1998 Units 1999 Units 2000 Units  2001 Units
------------------------------------------------------------------------------------------------------------
MFS Total Return Series
  Multi-Fund(R) (1.00% Fee Rate)                        --         --             --          --         100
  Multi-Fund(R) (1.30% Fee Rate)                        --         --             --          --         100
  Multi-Fund(R) (1.25% Fee Rate)                        --         --             --          --         103
  Multi-Fund(R) (1.75% Fee Rate)                        --         --             --          --         103
  Multi-Fund(R) (1.95% Fee Rate)                        --         --             --          --         103
MFS Utilities Series
  Multi-Fund(R) (1.002% Fee Rate)                       --         --             --          --   5,284,718
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)      --         --             --          --      39,182
  Multi-Fund(R) (1.302% Fee Rate)                       --         --             --          --     184,411
  Multi-Fund(R) (1.00% Fee Rate)                        --         --             --          --         100
  Multi-Fund(R) (1.30% Fee Rate)                        --         --             --          --         100
  Multi-Fund(R) (1.25% Fee Rate)                        --         --             --          --         103
  Multi-Fund(R) (1.75% Fee Rate)                        --         --             --          --         103
  Multi-Fund(R) (1.95% Fee Rate)                        --         --             --          --         103
NB AMT Partners Portfolio
  Multi-Fund(R) (1.002% Fee Rate)                       --         --      2,629,473   9,052,627  19,392,742
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)      --         --         12,084      58,107      52,638
  Multi-Fund(R) (1.302% Fee Rate)                       --         --        448,914     163,754     413,070
  eAnnuity(TM) (.55% Fee Rate)                          --         --          3,020       6,799       8,407
NB AMT Regency Portfolio
  Multi-Fund(R) (1.00% Fee Rate)                        --         --             --          --         100
  Multi-Fund(R) (1.30% Fee Rate)                        --         --             --          --         100
  Multi-Fund(R) (1.25% Fee Rate)                        --         --             --          --         103
  Multi-Fund(R) (1.75% Fee Rate)                        --         --             --          --         103
  Multi-Fund(R) (1.95% Fee Rate)                        --         --             --          --         103
NB AMT Mid-Cap Growth Portfolio
  Multi-Fund(R) (1.002% Fee Rate)                       --         --     15,335,744 148,898,533 134,748,309
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)      --         --             --     312,694     278,920
  Multi-Fund(R) (1.302% Fee Rate)                       --         --        216,008   2,408,492   1,759,446
  eAnnuity(TM) (.55% Fee Rate)                          --         --         15,122      74,882      50,190
  eAnnuity(TM) Annuity Reserves (.55% Fee Rate)         --         --             --       6,033       4,186
  Multi-Fund(R) (1.00% Fee Rate)                        --         --             --          --         100
  Multi-Fund(R) (1.30% Fee Rate)                        --         --             --          --         100
  Multi-Fund(R) (1.25% Fee Rate)                        --         --             --          --         103
  Multi-Fund(R) (1.75% Fee Rate)                        --         --             --          --         103
  Multi-Fund(R) (1.95% Fee Rate)                        --         --             --          --         103
Putnam Health Sciences Class IB Fund
  Multi-Fund(R) (1.002% Fee Rate)                       --         --             --          --   4,828,879
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)      --         --             --          --      64,549
  Multi-Fund(R) (1.302% Fee Rate)                       --         --             --          --      62,214
  Multi-Fund(R) (1.00% Fee Rate)                        --         --             --          --         100
  Multi-Fund(R) (1.30% Fee Rate)                        --         --             --          --         100
  Multi-Fund(R) (1.25% Fee Rate)                        --         --             --          --         103
  Multi-Fund(R) (1.75% Fee Rate)                        --         --             --          --         103
  Multi-Fund(R) (1.95% Fee Rate)                        --         --             --          --         103

Lincoln National Variable Annuity Account C

                                                    1997       1998       1999       2000         2001
                                                    Net Assets Net Assets Net Assets Net Assets   Net Assets
--------------------------------------------------------------------------------------------------------------
AFIS Growth Class 2 Fund
  Multi-Fund(R) (1.002% Fee Rate)                      $--        $--     $       -- $183,285,850 $252,963,874
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)      --         --             --    1,123,104    1,588,972
  Multi-Fund(R) (1.302% Fee Rate)                       --         --             --    4,917,540    6,662,548
  Multi-Fund(R) (1.00% Fee Rate)                        --         --             --           --        1,006
  Multi-Fund(R) (1.30% Fee Rate)                        --         --             --           --        1,005
  Multi-Fund(R) (1.25% Fee Rate)                        --         --             --           --        1,036
  Multi-Fund(R) (1.75% Fee Rate)                        --         --             --           --        1,035
  Multi-Fund(R) (1.95% Fee Rate)                        --         --             --           --        1,035
AFIS Growth-Income Class 2 Fund
  Multi-Fund(R) (1.00% Fee Rate)                        --         --             --           --        1,019
  Multi-Fund(R) (1.30% Fee Rate)                        --         --             --           --        1,011
  Multi-Fund(R) (1.25% Fee Rate)                        --         --             --           --        1,041
  Multi-Fund(R) (1.75% Fee Rate)                        --         --             --           --        1,041
  Multi-Fund(R) (1.95% Fee Rate)                        --         --             --           --        1,041
AFIS International Class 2 Fund
  Multi-Fund(R) (1.002% Fee Rate)                       --         --             --   20,038,511   28,897,444
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)      --         --             --      174,671      252,917
  Multi-Fund(R) (1.302% Fee Rate)                       --         --             --      645,473      628,923
  Multi-Fund(R) (1.00% Fee Rate)                        --         --             --           --        1,002
  Multi-Fund(R) (1.30% Fee Rate)                        --         --             --           --        1,002
  Multi-Fund(R) (1.25% Fee Rate)                        --         --             --           --        1,032
  Multi-Fund(R) (1.75% Fee Rate)                        --         --             --           --        1,031
  Multi-Fund(R) (1.95% Fee Rate)                        --         --             --           --        1,031
AIM International Equity Fund
  Multi-Fund(R) (1.00% Fee Rate)                        --         --             --           --        1,016
  Multi-Fund(R) (1.30% Fee Rate)                        --         --             --           --        1,016
  Multi-Fund(R) (1.25% Fee Rate)                        --         --             --           --        1,047
  Multi-Fund(R) (1.75% Fee Rate)                        --         --             --           --        1,053
  Multi-Fund(R) (1.95% Fee Rate)                        --         --             --           --        1,046
AIM Value Fund
  Multi-Fund(R) (1.00% Fee Rate)                        --         --             --           --        1,000
  Multi-Fund(R) (1.30% Fee Rate)                        --         --             --           --          999
  Multi-Fund(R) (1.25% Fee Rate)                        --         --             --           --        1,029
  Multi-Fund(R) (1.75% Fee Rate)                        --         --             --           --        1,036
  Multi-Fund(R) (1.95% Fee Rate)                        --         --             --           --        1,029
American Century VP International Portfolio
  eAnnuity(TM) (.55% Fee Rate)                          --         --          3,613      139,556       88,749
AVPSF Small Cap Value Class A Fund
  Multi-Fund(R) (1.00% Fee Rate)                        --         --             --           --        1,056
  Multi-Fund(R) (1.30% Fee Rate)                        --         --             --           --        1,055
  Multi-Fund(R) (1.25% Fee Rate)                        --         --             --           --        1,087
  Multi-Fund(R) (1.75% Fee Rate)                        --         --             --           --        1,086
  Multi-Fund(R) (1.95% Fee Rate)                        --         --             --           --        1,094
AVPSF Technology Class B Fund
  Multi-Fund(R) (1.002% Fee Rate)                       --         --             --   53,381,302   46,494,918
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)      --         --             --      138,392      141,069
  Multi-Fund(R) (1.302% Fee Rate)                       --         --             --    1,067,038      647,606
  Multi-Fund(R) (1.00% Fee Rate)                        --         --             --           --          996
  Multi-Fund(R) (1.30% Fee Rate)                        --         --             --           --          996
  Multi-Fund(R) (1.25% Fee Rate)                        --         --             --           --        1,026
  Multi-Fund(R) (1.75% Fee Rate)                        --         --             --           --        1,026
  Multi-Fund(R) (1.95% Fee Rate)                        --         --             --           --        1,025
AVPSF Growth Class B Fund
  Multi-Fund(R) (1.002% Fee Rate)                       --         --             --    5,249,166    6,590,764
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)      --         --             --       33,318       61,323
  Multi-Fund(R) (1.302% Fee Rate)                       --         --             --      115,396       40,270
Baron Capital Asset Fund
  Multi-Fund(R) (1.002% Fee Rate)                       --         --      8,720,950   21,346,969   65,951,863
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)      --         --             --           --       64,040
  Multi-Fund(R) (1.302% Fee Rate)                       --         --        793,850    1,677,876    1,717,548
  eAnnuity(TM) (.55% Fee Rate)                          --         --         38,454       63,446       89,642

Lincoln National Variable Annuity Account C

                                                    1997        1998         1999         2000         2001
                                                    Net Assets  Net Assets   Net Assets   Net Assets   Net Assets
-------------------------------------------------------------------------------------------------------------------
Deutsche Equity 500 Index Fund
  Multi-Fund(R) (1.002% Fee Rate)                   $        -- $         -- $ 51,176,298 $ 98,780,272 $105,223,302
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)           --           --      164,563      728,417      877,189
  Multi-Fund(R) (1.302% Fee Rate)                            --           --    1,436,290    2,707,032    2,371,230
  eAnnuity(TM) (.55% Fee Rate)                               --           --       17,383       38,961       24,995
  eAnnuity(TM) Annuity Reserves (.55% Fee Rate)              --           --      104,948      111,751       85,150
  Multi-Fund(R) (1.00% Fee Rate)                             --           --           --           --          997
  Multi-Fund(R) (1.30% Fee Rate)                             --           --           --           --          997
  Multi-Fund(R) (1.25% Fee Rate)                             --           --           --           --        1,027
  Multi-Fund(R) (1.75% Fee Rate)                             --           --           --           --        1,026
  Multi-Fund(R) (1.95% Fee Rate)                             --           --           --           --        1,026
Deutsche Small Cap Index Fund
  Multi-Fund(R) (1.002% Fee Rate)                            --           --    3,568,586   12,767,329   21,321,461
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)           --           --       31,500       94,278       94,253
  Multi-Fund(R) (1.302% Fee Rate)                            --           --      164,256      903,685      935,551
  eAnnuity(TM) (.55% Fee Rate)                               --           --      183,150      176,001      195,402
  eAnnuity(TM) Annuity Reserves (.55% Fee Rate)              --           --      154,564      147,949      130,313
  Multi-Fund(R) (1.00% Fee Rate)                             --           --           --           --        1,069
  Multi-Fund(R) (1.30% Fee Rate)                             --           --           --           --        1,068
  Multi-Fund(R) (1.25% Fee Rate)                             --           --           --           --        1,100
  Multi-Fund(R) (1.75% Fee Rate)                             --           --           --           --        1,100
  Multi-Fund(R) (1.95% Fee Rate)                             --           --           --           --        1,099
DGPF Trend Series
  Multi-Fund(R) (1.002% Fee Rate)                    54,740,484   86,706,251  319,057,588  503,843,559  382,117,078
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)           --       47,780      350,753      930,374      638,536
  Multi-Fund(R) (1.302% Fee Rate)                       714,229    2,073,882    6,175,116   11,285,640    7,768,417
  eAnnuity(TM) (.55% Fee Rate)                               --        4,361       64,857      243,132      161,209
  eAnnuity(TM) Annuity Reserves (.55% Fee Rate)              --           --           --        4,989        1,479
  Multi-Fund(R) (1.00% Fee Rate)                             --           --           --           --        1,054
  Multi-Fund(R) (1.30% Fee Rate)                             --           --           --           --        1,054
  Multi-Fund(R) (1.25% Fee Rate)                             --           --           --           --        1,086
  Multi-Fund(R) (1.75% Fee Rate)                             --           --           --           --        1,085
  Multi-Fund(R) (1.95% Fee Rate)                             --           --           --           --        1,085
DGPF Growth and Income Series
  Multi-Fund(R) (1.002% Fee Rate)                    91,334,715  146,455,982  111,489,353   86,706,165  105,625,740
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)      657,974    1,140,947    1,102,380      906,814    1,016,740
  Multi-Fund(R) (1.302% Fee Rate)                     2,242,679    6,590,469    5,145,087    3,809,238    4,179,333
  eAnnuity(TM) (.55% Fee Rate)                               --        7,213        8,759       13,119       16,389
  eAnnuity(TM) Annuity Reserves (.55% Fee Rate)              --           --           --           --       13,800
  Multi-Fund(R) (1.00% Fee Rate)                             --           --           --           --        1,006
  Multi-Fund(R) (1.30% Fee Rate)                             --           --           --           --        1,005
  Multi-Fund(R) (1.25% Fee Rate)                             --           --           --           --        1,036
  Multi-Fund(R) (1.75% Fee Rate)                             --           --           --           --        1,035
  Multi-Fund(R) (1.95% Fee Rate)                             --           --           --           --        1,035
DGPF Global Bond Series
  Multi-Fund(R) (1.002% Fee Rate)                    12,099,923   15,237,020   13,847,956   11,237,344   11,551,949
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)        9,060       35,427       75,075      116,928      101,838
  Multi-Fund(R) (1.302% Fee Rate)                       296,275      439,529      455,071      302,295      311,231
  eAnnuity(TM) (.55% Fee Rate)                               --        2,112        2,025        2,276        4,259
DGPF REIT Series
  Multi-Fund(R) (1.002% Fee Rate)                            --           --           --   29,519,239   46,301,003
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)           --           --           --       46,495      263,521
  Multi-Fund(R) (1.302% Fee Rate)                            --           --           --      311,999      680,355
  Multi-Fund(R) (1.00% Fee Rate)                             --           --           --           --        1,033
  Multi-Fund(R) (1.30% Fee Rate)                             --           --           --           --        1,033
  Multi-Fund(R) (1.25% Fee Rate)                             --           --           --           --        1,064
  Multi-Fund(R) (1.75% Fee Rate)                             --           --           --           --        1,063
  Multi-Fund(R) (1.95% Fee Rate)                             --           --           --           --        1,063

Lincoln National Variable Annuity Account C

                                                    1997          1998         1999         2000         2001
                                                    Net Assets    Net Assets   Net Assets   Net Assets   Net Assets
---------------------------------------------------------------------------------------------------------------------
DGPF Small Cap Value Service Class Series
  Multi-Fund(R) (1.002% Fee Rate)                   $         --  $         -- $         -- $         -- $ 36,321,678
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)            --            --           --           --      194,287
  Multi-Fund(R) (1.302% Fee Rate)                             --            --           --           --    1,138,905
  Multi-Fund(R) (1.00% Fee Rate)                              --            --           --           --        1,058
  Multi-Fund(R) (1.30% Fee Rate)                              --            --           --           --        1,058
  Multi-Fund(R) (1.25% Fee Rate)                              --            --           --           --        1,089
  Multi-Fund(R) (1.75% Fee Rate)                              --            --           --           --        1,089
  Multi-Fund(R) (1.95% Fee Rate)                              --            --           --           --        1,088
Fidelity VIP Growth Service Class Portfolio
  Multi-Fund(R) (1.002% Fee Rate)                             --            --   53,085,113  157,904,618  125,333,494
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)            --            --      127,711      704,823      475,748
  Multi-Fund(R) (1.302% Fee Rate)                             --            --    1,942,756    4,329,194    2,834,353
  Multi-Fund(R) (1.00% Fee Rate)                              --            --           --           --          997
  Multi-Fund(R) (1.30% Fee Rate)                              --            --           --           --          997
  Multi-Fund(R) (1.25% Fee Rate)                              --            --           --           --        1,027
  Multi-Fund(R) (1.75% Fee Rate)                              --            --           --           --        1,026
  Multi-Fund(R) (1.95% Fee Rate)                              --            --           --           --        1,026
Fidelity VIP II Contrafund Service Class Portfolio
  Multi-Fund(R) (1.002% Fee Rate)                             --            --   24,399,100   64,214,327   61,717,824
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)            --            --      102,264      204,980      213,922
  Multi-Fund(R) (1.302% Fee Rate)                             --            --    1,687,703    2,783,807    1,696,292
  Multi-Fund(R) (1.00% Fee Rate)                              --            --           --           --        1,025
  Multi-Fund(R) (1.30% Fee Rate)                              --            --           --           --        1,025
  Multi-Fund(R) (1.25% Fee Rate)                              --            --           --           --        1,056
  Multi-Fund(R) (1.75% Fee Rate)                              --            --           --           --        1,055
  Multi-Fund(R) (1.95% Fee Rate)                              --            --           --           --        1,055
Janus Aspen Worldwide Growth Portfolio
  Multi-Fund(R) (1.002% Fee Rate)                             --            --  143,507,545  419,176,139  304,976,178
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)            --            --      307,460    1,140,375      843,486
  Multi-Fund(R) (1.302% Fee Rate)                             --            --    2,742,730    7,470,247    4,094,191
  eAnnuity(TM) (.55% Fee Rate)                                --            --      369,811      409,581      283,391
  eAnnuity(TM) Annuity Reserves (.55% Fee Rate)               --            --           --       94,414       57,101
  Multi-Fund(R) (1.00% Fee Rate)                              --            --           --           --        1,010
  Multi-Fund(R) (1.30% Fee Rate)                              --            --           --           --        1,010
  Multi-Fund(R) (1.25% Fee Rate)                              --            --           --           --        1,041
  Multi-Fund(R) (1.75% Fee Rate)                              --            --           --           --        1,040
  Multi-Fund(R) (1.95% Fee Rate)                              --            --           --           --        1,040
LN Aggressive Growth Fund
  Multi-Fund(R) (1.002% Fee Rate)                    334,483,346   320,118,792  387,458,903  496,307,950  292,876,357
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)       429,181       628,813      729,155      860,064      561,247
  Multi-Fund(R) (1.302% Fee Rate)                      1,616,614     3,045,683    3,635,002    5,137,939    2,743,699
  eAnnuity(TM) (.55% Fee Rate)                                --         5,802       66,066           --           --
  Multi-Fund(R) (1.00% Fee Rate)                              --            --           --           --        1,031
  Multi-Fund(R) (1.30% Fee Rate)                              --            --           --           --        1,030
  Multi-Fund(R) (1.25% Fee Rate)                              --            --           --           --        1,061
  Multi-Fund(R) (1.75% Fee Rate)                              --            --           --           --        1,061
  Multi-Fund(R) (1.95% Fee Rate)                              --            --           --           --        1,060
LN Bond Fund
  Multi-Fund(R)(1.002%Fee Rate)                      277,147,745   352,615,382  294,262,077  271,319,552  393,614,910
  Multi-Fund(R)Annuity Reserves (1.002% Fee Rate)        436,433       713,069      771,148      559,101    1,036,741
  Multi-Fund(R) (1.302% Fee Rate)                      1,137,023     5,800,262    4,882,266    4,527,644    7,544,676
  eAnnuity(TM) (.55% Fee Rate)                                --         2,140       17,923        6,990       30,979
  eAnnuity(TM) Annuity Reserves (.55% Fee Rate)               --            --           --           --        9,701
  Multi-Fund(R) (1.00% Fee Rate)                              --            --           --           --          999
  Multi-Fund(R) (1.30% Fee Rate)                              --            --           --           --          999
  Multi-Fund(R) (1.25% Fee Rate)                              --            --           --           --        1,029
  Multi-Fund(R) (1.75% Fee Rate)                              --            --           --           --        1,028
  Multi-Fund(R) (1.95% Fee Rate)                              --            --           --           --        1,028

Lincoln National Variable Annuity Account C

                                                    1997           1998           1999           2000           2001
                                                    Net Assets     Net Assets     Net Assets     Net Assets     Net Assets
------------------------------------------------------------------------------------------------------------------------------
LN Capital Appreciation Fund
  Multi-Fund(R) (1.002% Fee Rate)                   $  437,833,856 $  733,000,123 $1,802,604,486 $1,576,650,546 $1,038,407,196
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)         921,803      2,202,505      5,759,079      5,649,722      3,381,578
  Multi-Fund(R) (1.302% Fee Rate)                        3,694,116     11,663,514     31,355,023     27,373,006     15,743,141
  eAnnuity(TM) (.55% Fee Rate)                                  --         11,396        366,442        244,942        176,599
  eAnnuity(TM) Annuity Reserves (.55% Fee Rate)                 --             --             --         15,378          3,967
  Multi-Fund(R) (1.00% Fee Rate)                                --             --             --             --            996
  Multi-Fund(R) (1.30% Fee Rate)                                --             --             --             --            995
  Multi-Fund(R) (1.25% Fee Rate)                                --             --             --             --          1,025
  Multi-Fund(R) (1.75% Fee Rate)                                --             --             --             --          1,025
  Multi-Fund(R) (1.95% Fee Rate)                                --             --             --             --          1,024
LN Equity-Income Fund
  Multi-Fund(R) (1.002% Fee Rate)                      790,308,116    949,249,140    938,303,117    813,070,389    745,128,131
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)       2,710,910      3,256,478      4,099,123      3,219,688      3,061,499
  Multi-Fund(R) (1.302% Fee Rate)                        7,298,358     14,084,621     14,558,081     14,017,090     13,040,719
  eAnnuity(TM) (.55% Fee Rate)                                  --          2,533         10,582        159,740        145,329
  eAnnuity(TM) Annuity Reserves (.55% Fee Rate)                 --             --             --         16,792         14,974
  Multi-Fund(R) (1.00% Fee Rate)                                --             --             --             --          1,011
  Multi-Fund(R) (1.30% Fee Rate)                                --             --             --             --          1,011
  Multi-Fund(R) (1.25% Fee Rate)                                --             --             --             --          1,041
  Multi-Fund(R) (1.75% Fee Rate)                                --             --             --             --          1,041
  Multi-Fund(R) (1.95% Fee Rate)                                --             --             --             --          1,041
LN Global Asset Allocation Fund
  Multi-Fund(R) (1.002% Fee Rate)                      431,188,333    474,321,463    472,214,876    373,037,546    307,886,094
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)       1,419,239      1,905,915      2,897,621      2,072,352      1,575,007
  Multi-Fund(R) (1.302% Fee Rate)                        2,882,535      5,743,627      5,672,387      4,330,914      3,516,463
  eAnnuity(TM) (.55% Fee Rate)                                  --          2,977          4,535             --             --
  eAnnuity(TM) Annuity Reserves (.55% Fee Rate)                 --             --        100,247             --             --
  Multi-Fund(R) (1.00% Fee Rate)                                --             --             --             --          1,008
  Multi-Fund(R) (1.30% Fee Rate)                                --             --             --             --          1,008
  Multi-Fund(R) (1.25% Fee Rate)                                --             --             --             --          1,038
  Multi-Fund(R) (1.75% Fee Rate)                                --             --             --             --          1,037
  Multi-Fund(R) (1.95% Fee Rate)                                --             --             --             --          1,037
LN Growth and Income Fund
  Multi-Fund(R) (1.002% Fee Rate)                    3,439,732,725  4,067,007,338  4,466,001,825  3,404,973,611  2,739,919,787
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)      38,167,051     48,181,558     56,254,343     45,965,299     37,641,276
  Multi-Fund(R) (1.302% Fee Rate)                       13,613,258     25,768,885     33,323,736     26,483,857     20,094,712
  eAnnuity(TM) (.55% Fee Rate)                                  --          2,577         37,113         53,443         50,026
  eAnnuity(TM) Annuity Reserves (.55% Fee Rate)                 --             --             --         22,197          1,556
  Multi-Fund(R) (1.00% Fee Rate)                                --             --             --             --          1,011
  Multi-Fund(R) (1.30% Fee Rate)                                --             --             --             --          1,011
  Multi-Fund(R) (1.25% Fee Rate)                                --             --             --             --          1,041
  Multi-Fund(R) (1.75% Fee Rate)                                --             --             --             --          1,041
  Multi-Fund(R) (1.95% Fee Rate)                                --             --             --             --          1,040
LN International Fund
  Multi-Fund(R) (1.002% Fee Rate)                      458,218,383    488,741,223    509,530,537    389,702,566    308,569,919
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)         784,229        900,031        954,965        699,218        515,117
  Multi-Fund(R) (1.302% Fee Rate)                        2,093,664      4,192,172      5,286,276      3,801,731      3,215,433
  eAnnuity(TM) (.55% Fee Rate)                                  --          3,649         15,552         13,254         18,393
  eAnnuity(TM) Annuity Reserves (.55% Fee Rate)                 --             --             --         35,349         17,284
  Multi-Fund(R) (1.00% Fee Rate)                                --             --             --             --          1,000
  Multi-Fund(R) (1.30% Fee Rate)                                --             --             --             --            999
  Multi-Fund(R) (1.25% Fee Rate)                                --             --             --             --          1,030
  Multi-Fund(R) (1.75% Fee Rate)                                --             --             --             --          1,029
  Multi-Fund(R) (1.95% Fee Rate)                                --             --             --             --          1,029

Lincoln National Variable Annuity Account C

                                                    1997           1998           1999           2000           2001
                                                    Net Assets     Net Assets     Net Assets     Net Assets     Net Assets
------------------------------------------------------------------------------------------------------------------------------
LN Managed Fund
  Multi-Fund(R) (1.002% Fee Rate)                   $  841,011,899 $  940,406,297 $  898,850,367 $  735,039,952 $  665,532,240
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)       2,410,011      2,874,599      3,199,874      2,903,634      2,668,503
  Multi-Fund(R) (1.302% Fee Rate)                        3,772,572      9,294,437      9,200,663      7,475,127      7,094,978
  eAnnuity(TM) (.55% Fee Rate)                                  --          2,790         27,184         30,121         21,823
  eAnnuity(TM) Annuity Reserves (.55% Fee Rate)                 --             --             --         11,775         15,635
  Multi-Fund(R) (1.00% Fee Rate)                                --             --             --             --          1,007
  Multi-Fund(R) (1.30% Fee Rate)                                --             --             --             --          1,006
  Multi-Fund(R) (1.25% Fee Rate)                                --             --             --             --          1,036
  Multi-Fund(R) (1.75% Fee Rate)                                --             --             --             --          1,036
  Multi-Fund(R) (1.95% Fee Rate)                                --             --             --             --          1,036
LN Money Market Fund
  Multi-Fund(R) (1.002% Fee Rate)                       86,979,858    117,212,426    173,091,643    140,386,886    166,949,840
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)         137,700        157,196        222,250        498,837        522,519
  Multi-Fund(R) (1.302% Fee Rate)                          348,326      1,613,600      4,757,090      2,807,922      4,148,977
  eAnnuity(TM) (.55% Fee Rate)                                  --        328,646        198,216        386,343      1,752,741
  eAnnuity(TM) Annuity Reserves (.55% Fee Rate)                 --             --             --             --         10,300
  Multi-Fund(R) (1.00% Fee Rate)                                --             --             --             --          1,001
  Multi-Fund(R) (1.30% Fee Rate)                                --             --             --             --          1,001
  Multi-Fund(R) (1.25% Fee Rate)                                --             --             --             --          1,031
  Multi-Fund(R) (1.75% Fee Rate)                                --             --             --             --          1,030
  Multi-Fund(R) (1.95% Fee Rate)                                --             --             --             --          1,030
LN Social Awareness Fund
  Multi-Fund(R) (1.002% Fee Rate)                    1,232,525,060  1,787,245,998  1,830,926,133  1,404,937,450  1,175,711,103
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)       2,594,303      4,457,548      5,905,868      4,550,953      3,586,972
  Multi-Fund(R) (1.302% Fee Rate)                       10,652,908     30,035,684     31,298,463     22,931,061     17,917,128
  eAnnuity(TM) (.55% Fee Rate)                                  --          9,553         56,739         56,821         45,552
  eAnnuity(TM) Annuity Reserves (.55% Fee Rate)                 --             --             --          3,695            776
  Multi-Fund(R) (1.00% Fee Rate)                                --             --             --             --          1,014
  Multi-Fund(R) (1.30% Fee Rate)                                --             --             --             --          1,014
  Multi-Fund(R) (1.25% Fee Rate)                                --             --             --             --          1,044
  Multi-Fund(R) (1.75% Fee Rate)                                --             --             --             --          1,044
  Multi-Fund(R) (1.95% Fee Rate)                                --             --             --             --          1,043
LN Special Opportunities Fund
  Multi-Fund(R) (1.002% Fee Rate)                      833,140,183    861,082,577    619,340,778    494,314,356    493,577,611
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)       1,131,452      1,363,879      1,181,500      1,010,094        996,868
  Multi-Fund(R) (1.302% Fee Rate)                        3,890,612      7,806,987      6,702,697      4,928,685      4,850,168
  eAnnuity(TM) (.55% Fee Rate)                                  --          3,811          5,840         30,318         31,095
  eAnnuity(TM) Annuity Reserves (.55% Fee Rate)                 --             --             --             --         31,353
  Multi-Fund(R) (1.00% Fee Rate)                                --             --             --             --          1,049
  Multi-Fund(R) (1.30% Fee Rate)                                --             --             --             --          1,049
  Multi-Fund(R) (1.25% Fee Rate)                                --             --             --             --          1,080
  Multi-Fund(R) (1.75% Fee Rate)                                --             --             --             --          1,080
  Multi-Fund(R) (1.95% Fee Rate)                                --             --             --             --          1,080
MFS Capital Opportunities Series
  Multi-Fund(R) (1.00% Fee Rate)                                --             --             --             --          1,011
  Multi-Fund(R) (1.30% Fee Rate)                                --             --             --             --          1,010
  Multi-Fund(R) (1.25% Fee Rate)                                --             --             --             --          1,049
  Multi-Fund(R) (1.75% Fee Rate)                                --             --             --             --          1,040
  Multi-Fund(R) (1.95% Fee Rate)                                --             --             --             --          1,040
MFS Total Return Series
  Multi-Fund(R) (1.00% Fee Rate)                                --             --             --             --          1,011
  Multi-Fund(R) (1.30% Fee Rate)                                --             --             --             --          1,011
  Multi-Fund(R) (1.25% Fee Rate)                                --             --             --             --          1,049
  Multi-Fund(R) (1.75% Fee Rate)                                --             --             --             --          1,041
  Multi-Fund(R) (1.95% Fee Rate)                                --             --             --             --          1,041
MFS Utilities Series
  Multi-Fund(R) (1.002% Fee Rate)                               --             --             --             --      4,156,337
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)              --             --             --             --         30,816
  Multi-Fund(R) (1.302% Fee Rate)                               --             --             --             --        144,778
  Multi-Fund(R) (1.00% Fee Rate)                                --             --             --             --            984
  Multi-Fund(R) (1.30% Fee Rate)                                --             --             --             --            984
  Multi-Fund(R) (1.25% Fee Rate)                                --             --             --             --          1,013
  Multi-Fund(R) (1.75% Fee Rate)                                --             --             --             --          1,013
  Multi-Fund(R) (1.95% Fee Rate)                                --             --             --             --          1,013

Lincoln National Variable Annuity Account C

                                                    1997       1998       1999        2000         2001
                                                    Net Assets Net Assets Net Assets  Net Assets   Net Assets
---------------------------------------------------------------------------------------------------------------
NB AMT Partners Portfolio
  Multi-Fund(R) (1.002% Fee Rate)                      $--        $--     $ 2,659,658 $  9,128,877 $ 18,813,598
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)      --         --          12,222       58,596       51,066
  Multi-Fund(R) (1.302% Fee Rate)                       --         --         453,596      164,468      397,923
  eAnnuity(TM) (.55% Fee Rate)                          --         --           3,165        7,138        8,530
NB AMT Regency Portfolio
  Multi-Fund(R) (1.00% Fee Rate)                        --         --              --           --        1,052
  Multi-Fund(R) (1.30% Fee Rate)                        --         --              --           --        1,051
  Multi-Fund(R) (1.25% Fee Rate)                        --         --              --           --        1,091
  Multi-Fund(R) (1.75% Fee Rate)                        --         --              --           --        1,082
  Multi-Fund(R) (1.95% Fee Rate)                        --         --              --           --        1,082
NB AMT Mid-Cap Growth Portfolio
  Multi-Fund(R) (1.002% Fee Rate)                       --         --      22,453,334  199,716,981  134,834,667
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)      --         --              --      419,415      279,099
  Multi-Fund(R) (1.302% Fee Rate)                       --         --         315,934    3,217,667    1,748,313
  eAnnuity(TM) (.55% Fee Rate)                          --         --          22,927      104,490       52,484
  eAnnuity(TM) Annuity Reserves (.55% Fee Rate)         --         --              --        8,418        4,377
  Multi-Fund(R) (1.00% Fee Rate)                        --         --              --           --        1,018
  Multi-Fund(R) (1.30% Fee Rate)                        --         --              --           --        1,018
  Multi-Fund(R) (1.25% Fee Rate)                        --         --              --           --        1,048
  Multi-Fund(R) (1.75% Fee Rate)                        --         --              --           --        1,048
  Multi-Fund(R) (1.95% Fee Rate)                        --         --              --           --        1,047
Putnam Health Sciences Class IB Fund
  Multi-Fund(R) (1.002% Fee Rate)                       --         --              --           --    4,566,179
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)      --         --              --           --       61,037
  Multi-Fund(R) (1.302% Fee Rate)                       --         --              --           --       58,725
  Multi-Fund(R) (1.00% Fee Rate)                        --         --              --           --          997
  Multi-Fund(R) (1.30% Fee Rate)                        --         --              --           --          997
  Multi-Fund(R) (1.25% Fee Rate)                        --         --              --           --        1,027
  Multi-Fund(R) (1.75% Fee Rate)                        --         --              --           --        1,026
  Multi-Fund(R) (1.95% Fee Rate)                        --         --              --           --        1,026

Lincoln National Variable Annuity Account C

The following is a summary of the total return rates based on unit values for the year or period ended December 31. Initial total return rates are not annualized.

                                                    1997          1998          1999          2000          2001
                                                    Total Return* Total Return* Total Return* Total Return* Total Return*
-------------------------------------------------------------------------------------------------------------------------
AFIS Growth Class 2 Fund
  Multi-Fund(R) (1.002% Fee Rate)                        --            --              --         (0.47)%      (18.97)%
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)       --            --              --         (0.47)%      (18.97)%
  Multi-Fund(R) (1.302% Fee Rate)                        --            --              --         (0.65)%      (19.21)%
  Multi-Fund(R) (1.00% Fee Rate)                         --            --              --            --          0.59%
  Multi-Fund(R) (1.30% Fee Rate)                         --            --              --            --          0.55%
  Multi-Fund(R) (1.25% Fee Rate)                         --            --              --            --          0.56%
  Multi-Fund(R) (1.75% Fee Rate)                         --            --              --            --          0.50%
  Multi-Fund(R) (1.95% Fee Rate)                         --            --              --            --          0.48%
AFIS Growth-Income Class 2 Fund
  Multi-Fund(R) (1.00% Fee Rate)                         --            --              --            --          1.13%
  Multi-Fund(R) (1.30% Fee Rate)                         --            --              --            --          1.09%
  Multi-Fund(R) (1.25% Fee Rate)                         --            --              --            --          1.10%
  Multi-Fund(R) (1.75% Fee Rate)                         --            --              --            --          1.05%
  Multi-Fund(R) (1.95% Fee Rate)                         --            --              --            --          1.02%
AFIS International Class 2 Fund
  Multi-Fund(R) (1.002% Fee Rate)                        --            --              --        (13.88)%      (20.69)%
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)       --            --              --        (13.88)%      (20.69)%
  Multi-Fund(R) (1.302% Fee Rate)                        --            --              --        (14.04)%      (20.93)%
  Multi-Fund(R) (1.00% Fee Rate)                         --            --              --            --          0.22%
  Multi-Fund(R) (1.30% Fee Rate)                         --            --              --            --          0.18%
  Multi-Fund(R) (1.25% Fee Rate)                         --            --              --            --          0.19%
  Multi-Fund(R) (1.75% Fee Rate)                         --            --              --            --          0.13%
  Multi-Fund(R) (1.95% Fee Rate)                         --            --              --            --          0.12%
AIM International Equity Fund
  Multi-Fund(R) (1.00% Fee Rate)                         --            --              --            --          1.64%
  Multi-Fund(R) (1.30% Fee Rate)                         --            --              --            --          1.60%
  Multi-Fund(R) (1.25% Fee Rate)                         --            --              --            --          1.60%
  Multi-Fund(R) (1.75% Fee Rate)                         --            --              --            --          1.55%
  Multi-Fund(R) (1.95% Fee Rate)                         --            --              --            --          1.53%
AIM Value Fund
  Multi-Fund(R) (1.00% Fee Rate)                         --            --              --            --         (0.04)%
  Multi-Fund(R) (1.30% Fee Rate)                         --            --              --            --         (0.08)%
  Multi-Fund(R) (1.25% Fee Rate)                         --            --              --            --         (0.06)%
  Multi-Fund(R) (1.75% Fee Rate)                         --            --              --            --         (0.12)%
  Multi-Fund(R) (1.95% Fee Rate)                         --            --              --            --         (0.14)%
American Century VP International Portfolio
  eAnnuity(TM) (.55% Fee Rate)                           --            --                         28.31%       (29.56)%
AVPSF Small Cap Value Class A Fund
  Multi-Fund(R) (1.00% Fee Rate)                         --            --              --            --          5.55%
  Multi-Fund(R) (1.30% Fee Rate)                         --            --              --            --          5.51%
  Multi-Fund(R) (1.25% Fee Rate)                         --            --              --            --          5.52%
  Multi-Fund(R) (1.75% Fee Rate)                         --            --              --            --          5.47%
  Multi-Fund(R) (1.95% Fee Rate)                         --            --              --            --          5.43%
AVPSF Technology Class B Fund
  Multi-Fund(R) (1.002% Fee Rate)                        --            --              --        (23.09)%      (26.20)%
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)       --            --              --        (23.09)%      (26.20)%
  Multi-Fund(R) (1.302% Fee Rate)                        --            --              --        (23.23)%      (26.42)%
  Multi-Fund(R) (1.00% Fee Rate)                         --            --              --            --         (0.35%
  Multi-Fund(R) (1.30% Fee Rate)                         --            --              --            --         (0.39)%
  Multi-Fund(R) (1.25% Fee Rate)                         --            --              --            --         (0.38)%
  Multi-Fund(R) (1.75% Fee Rate)                         --            --              --            --         (0.43)%
  Multi-Fund(R) (1.95% Fee Rate)                         --            --              --            --         (0.46)%
AVPSF Growth Class B Fund
  Multi-Fund(R) (1.002% Fee Rate)                        --            --              --         (9.65)%      (24.41)%
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)       --            --              --         (9.65)%      (24.41)%
  Multi-Fund(R) (1.302% Fee Rate)                        --            --              --         (9.82)%      (24.64)%
Baron Capital Asset Fund
  Multi-Fund(R) (1.002% Fee Rate)                        --            --           20.65%        (3.62)%       11.22%
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)       --            --           20.65%        (3.62)%       11.22%
  Multi-Fund(R) (1.302% Fee Rate)                        --            --           20.52%        (3.91)%       10.89%
  eAnnuity(TM) (.55% Fee Rate)                           --            --           32.83%        (3.19)%       11.72%

Lincoln National Variable Annuity Account C

                                                    1997          1998          1999          2000          2001
                                                    Total Return* Total Return* Total Return* Total Return* Total Return*
-------------------------------------------------------------------------------------------------------------------------
Deutsche Equity 500 Index Fund
  Multi-Fund(R) (1.002% Fee Rate)                          --            --          8.92%       (10.14)%      (13.06)%
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)         --            --          8.92%       (10.14)%      (13.06)%
  Multi-Fund(R) (1.302% Fee Rate)                          --            --          8.82%       (10.41)%      (13.32)%
  eAnnuity(TM) (.55% Fee Rate)                             --            --         15.18%        (9.73)%      (12.66)%
  eAnnuity(TM) Annuity Reserves (.55% Fee Rate)            --            --         15.18%        (9.73)%      (12.66)%
  Multi-Fund(R) (1.00% Fee Rate)                           --            --            --            --         (0.26)%
  Multi-Fund(R) (1.30% Fee Rate)                           --            --            --            --         (0.30)%
  Multi-Fund(R) (1.25% Fee Rate)                           --            --            --            --         (0.29)%
  Multi-Fund(R) (1.75% Fee Rate)                           --            --            --            --         (0.35)%
  Multi-Fund(R) (1.95% Fee Rate)                           --            --            --            --         (0.36)%
Deutsche Small Cap Index Fund
  Multi-Fund(R) (1.002% Fee Rate)                          --            --         16.40%        (4.83)%        1.05%
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)         --            --         16.40%        (4.83)%        1.05%
  Multi-Fund(R) (1.302% Fee Rate)                          --            --         16.27%        (5.12)%        0.75%
  eAnnuity(TM) (.55% Fee Rate)                             --            --         18.39%        (4.57)%        1.51%
  eAnnuity(TM) Annuity Reserves (.55% Fee Rate)            --            --         18.39%        (4.57)%        1.51%
  Multi-Fund(R) (1.00% Fee Rate)                           --            --            --            --          6.85%
  Multi-Fund(R) (1.30% Fee Rate)                           --            --            --            --          6.82%
  Multi-Fund(R) (1.25% Fee Rate)                           --            --            --            --          6.83%
  Multi-Fund(R) (1.75% Fee Rate)                           --            --            --            --          6.77%
  Multi-Fund(R) (1.95% Fee Rate)                           --            --            --            --          6.74%
DGPF Trend Series
  Multi-Fund(R) (1.002% Fee Rate)                       20.17%        14.87%        68.80%        (7.83)%      (16.18)%
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)      20.17%        14.87%        68.80%        (7.83)%      (16.18)%
  Multi-Fund(R) (1.302% Fee Rate)                       16.40%        14.55%        68.29%        (8.11)%      (16.43)%
  eAnnuity(TM) (.55% Fee Rate)                             --          6.99%        69.51%        (7.73)%      (15.80)%
  eAnnuity(TM) Annuity Reserves (.55% Fee Rate)            --          6.99%        69.51%        (7.73)%      (15.80)%
  Multi-Fund(R) (1.00% Fee Rate)                           --            --            --            --          5.44%
  Multi-Fund(R) (1.30% Fee Rate)                           --            --            --            --          5.40%
  Multi-Fund(R) (1.25% Fee Rate)                           --            --            --            --          5.41%
  Multi-Fund(R) (1.75% Fee Rate)                           --            --            --            --          5.35%
  Multi-Fund(R) (1.95% Fee Rate)                           --            --            --            --          5.33%
DGPF Growth and Income Series
  Multi-Fund(R) (1.002% Fee Rate)                       29.72%        10.24%        (3.95)%       10.22%        (4.85)%
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)      29.72%        10.24%        (3.95)%       10.22%        (4.85)%
  Multi-Fund(R) (1.302% Fee Rate)                       10.53%         9.91%        (4.23)%        9.89%        (5.13)%
  eAnnuity(TM) (.55% Fee Rate)                             --          6.82%        (3.52)%       10.70%        (4.42)%
  eAnnuity(TM) Annuity Reserves (.55% Fee Rate)            --          6.82%        (3.52)%       10.70%        (4.42)%
  Multi-Fund(R) (1.00% Fee Rate)                           --            --            --            --          0.56%
  Multi-Fund(R) (1.30% Fee Rate)                           --            --            --            --          0.52%
  Multi-Fund(R) (1.25% Fee Rate)                           --            --            --            --          0.54%
  Multi-Fund(R) (1.75% Fee Rate)                           --            --            --            --          0.48%
  Multi-Fund(R) (1.95% Fee Rate)                           --            --            --            --          0.46%
DGPF Global Bond Series
  Multi-Fund(R) (1.002% Fee Rate)                       (0.13)%        6.75%        (4.56)%       (0.15)%       (1.48)%
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)      (0.13)%        6.75%        (4.56)%       (0.15)%       (1.48)%
  Multi-Fund(R) (1.302% Fee Rate)                        0.26%         6.43%        (4.84)%       (0.45)%       (1.77)%
  eAnnuity(TM) (.55% Fee Rate)                             --          7.66%        (4.12)%        0.32%        (1.03)%
DGPF REIT Series
  Multi-Fund(R) (1.002% Fee Rate)                          --            --            --            --         26.17%
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)         --            --            --            --         26.17%
  Multi-Fund(R) (1.302% Fee Rate)                          --            --            --            --         25.56%
  Multi-Fund(R) (1.00% Fee Rate)                           --            --            --            --          3.33%
  Multi-Fund(R) (1.30% Fee Rate)                           --            --            --            --          3.29%
  Multi-Fund(R) (1.25% Fee Rate)                           --            --            --            --          3.29%
  Multi-Fund(R) (1.75% Fee Rate)                           --            --            --            --          3.24%
  Multi-Fund(R) (1.95% Fee Rate)                           --            --            --            --          3.21%

Lincoln National Variable Annuity Account C

                                                    1997          1998          1999          2000          2001
                                                    Total Return* Total Return* Total Return* Total Return* Total Return*
-------------------------------------------------------------------------------------------------------------------------
DGPF Small Cap Value Service Class Series
  Multi-Fund(R) (1.002% Fee Rate)                          --            --            --            --          2.29%
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)         --            --            --            --          2.29%
  Multi-Fund(R) (1.302% Fee Rate)                          --            --            --            --          2.11%
  Multi-Fund(R) (1.00% Fee Rate)                           --            --            --            --          5.79%
  Multi-Fund(R) (1.30% Fee Rate)                           --            --            --            --          5.75%
  Multi-Fund(R) (1.25% Fee Rate)                           --            --            --            --          5.75%
  Multi-Fund(R) (1.75% Fee Rate)                           --            --            --            --          5.70%
  Multi-Fund(R) (1.95% Fee Rate)                           --            --            --            --          5.67%
Fidelity VIP Growth Service Class Portfolio
  Multi-Fund(R) (1.002% Fee Rate)                          --            --         18.88%       (11.96)%      (18.55)%
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)         --            --         18.88%       (11.96)%      (18.55)%
  Multi-Fund(R) (1.302% Fee Rate)                          --            --         18.75%       (12.22)%      (18.79)%
  Multi-Fund(R) (1.00% Fee Rate)                           --            --            --            --         (0.27)%
  Multi-Fund(R) (1.30% Fee Rate)                           --            --            --            --         (0.31)%
  Multi-Fund(R) (1.25% Fee Rate)                           --            --            --            --         (0.30)%
  Multi-Fund(R) (1.75% Fee Rate)                           --            --            --            --         (0.35)%
  Multi-Fund(R) (1.95% Fee Rate)                           --            --            --            --         (0.37)%
Fidelity VIP II Contrafund Service Class Portfolio
  Multi-Fund(R) (1.002% Fee Rate)                          --            --         14.53%        (7.65)%      (13.24)%
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)         --            --         14.53%        (7.65)%      (13.24)%
  Multi-Fund(R) (1.302% Fee Rate)                          --            --         14.41%        (7.92)%      (13.50)%
  Multi-Fund(R) (1.00% Fee Rate)                           --            --            --            --          2.54%
  Multi-Fund(R) (1.30% Fee Rate)                           --            --            --            --          2.50%
  Multi-Fund(R) (1.25% Fee Rate)                           --            --            --            --          2.50%
  Multi-Fund(R) (1.75% Fee Rate)                           --            --            --            --          2.45%
  Multi-Fund(R) (1.95% Fee Rate)                           --            --            --            --          2.42%
Janus Aspen Worldwide Growth Portfolio
  Multi-Fund(R) (1.002% Fee Rate)                          --            --         43.59%       (16.52)%      (23.21)%
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)         --            --         43.59%       (16.52)%      (23.21)%
  Multi-Fund(R) (1.302% Fee Rate)                          --            --         43.44%       (16.76)%      (23.44)%
  eAnnuity(TM) (.55% Fee Rate)                             --            --         53.98%       (16.23)%      (22.86)%
  eAnnuity(TM) Annuity Reserves (.55% Fee Rate)            --            --         53.98%       (16.23)%      (22.86)%
  Multi-Fund(R) (1.00% Fee Rate)                           --            --            --            --          1.04%
  Multi-Fund(R) (1.30% Fee Rate)                           --            --            --            --          1.01%
  Multi-Fund(R) (1.25% Fee Rate)                           --            --            --            --          1.03%
  Multi-Fund(R) (1.75% Fee Rate)                           --            --            --            --          0.96%
  Multi-Fund(R) (1.95% Fee Rate)                           --            --            --            --          0.95%
LN Agrressive Growth Fund
  Multi-Fund(R) (1.002% Fee Rate)                       21.86%        (7.13)%       41.01%        (3.66)%      (33.96)%
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)      21.86%        (7.13)%       41.01%        (3.66)%      (33.96)%
  Multi-Fund(R) (1.302% Fee Rate)                       17.55%        (7.42)%       40.61%        (3.95)%      (34.15)%
  eAnnuity(TM) (.55% Fee Rate)                             --         (1.47)%       41.65%           --            --
  Multi-Fund(R) (1.00% Fee Rate)                           --            --            --            --          3.07%
  Multi-Fund(R) (1.30% Fee Rate)                           --            --            --            --          3.03%
  Multi-Fund(R) (1.25% Fee Rate)                           --            --            --            --          3.04%
  Multi-Fund(R) (1.75% Fee Rate)                           --            --            --            --          2.98%
  Multi-Fund(R) (1.95% Fee Rate)                           --            --            --            --          2.96%
LN Bond Fund
  Multi-Fund(R) (1.002% Fee Rate)                        8.15%         8.47%        (4.23)%        9.78%         8.06%
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)       8.15%         8.47%        (4.23)%        9.78%         8.06%
  Multi-Fund(R) (1.302% Fee Rate)                        5.14%         8.14%        (4.52)%        9.45%         7.74%
  eAnnuity(TM) (.55% Fee Rate)                             --          4.08%        (3.79)%       10.42%         8.42%
  eAnnuity(TM) Annuity Reserves (.55% Fee Rate)            --          4.08%        (3.79)%       10.42%         8.42%
  Multi-Fund(R) (1.00% Fee Rate)                           --            --            --            --         (0.08)%
  Multi-Fund(R) (1.30% Fee Rate)                           --            --            --            --         (0.13)%
  Multi-Fund(R) (1.25% Fee Rate)                           --            --            --            --         (0.11)%
  Multi-Fund(R) (1.75% Fee Rate)                           --            --            --            --         (0.18)%
  Multi-Fund(R) (1.95% Fee Rate)                           --            --            --            --         (0.19)%

Lincoln National Variable Annuity Account C

                                                    1997          1998          1999          2000          2001
                                                    Total Return* Total Return* Total Return* Total Return* Total Return*
-------------------------------------------------------------------------------------------------------------------------
LN Capital Appreciation Fund
  Multi-Fund(R) (1.002% Fee Rate)                       23.99%        36.58%        44.01%       (16.70)%      (26.62)%
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)      23.99%        36.58%        44.01%       (16.70)%      (26.62)%
  Multi-Fund(R) (1.302% Fee Rate)                        9.26%        36.17%        43.58%       (16.94)%      (26.84)%
  eAnnuity(TM) (.55% Fee Rate)                             --         17.30%        44.66%       (16.32)%      (26.29)%
  eAnnuity(TM) Annuity Reserves (.55% Fee Rate)            --         17.30%        44.66%       (16.32)%      (26.29)%
  Multi-Fund(R) (1.00% Fee Rate)                           --            --            --            --         (0.43)%
  Multi-Fund(R) (1.30% Fee Rate)                           --            --            --            --         (0.48)%
  Multi-Fund(R) (1.25% Fee Rate)                           --            --            --            --         (0.46)%
  Multi-Fund(R) (1.75% Fee Rate)                           --            --            --            --         (0.52)%
  Multi-Fund(R) (1.95% Fee Rate)                           --            --            --            --         (0.54)%
LN Equity-Income Fund
  Multi-Fund(R) (1.002% Fee Rate)                       29.29%        11.61%         5.21%         9.52%        (8.27)%
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)      29.29%        11.61%         5.21%         9.52%        (8.27)%
  Multi-Fund(R) (1.302% Fee Rate)                       11.12%        11.27%         4.89%         9.19%        (8.54)%
  eAnnuity(TM) (.55% Fee Rate)                             --          7.15%         5.70%        10.01%        (7.85)%
  eAnnuity(TM) Annuity Reserves (.55% Fee Rate)            --          7.15%         5.70%        10.01%        (7.85)%
  Multi-Fund(R) (1.00% Fee Rate)                           --            --            --            --          1.14%
  Multi-Fund(R) (1.30% Fee Rate)                           --            --            --            --          1.10%
  Multi-Fund(R) (1.25% Fee Rate)                           --            --            --            --          1.11%
  Multi-Fund(R) (1.75% Fee Rate)                           --            --            --            --          1.06%
  Multi-Fund(R) (1.95% Fee Rate)                           --            --            --            --          1.04%
LN Global Asset Allocation Fund
  Multi-Fund(R) (1.002% Fee Rate)                       18.16%        12.37%        10.22%        (6.38)%       (8.70)%
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)      18.16%        12.37%        10.22%        (6.38)%       (8.70)%
  Multi-Fund(R) (1.302% Fee Rate)                        5.86%        12.03%         9.89%        (6.66)%       (8.97)%
  eAnnuity(TM) (.55% Fee Rate)                             --          5.27%        10.72%           --            --
  eAnnuity(TM) Annuity Reserves (.55% Fee Rate)            --          5.27%        10.72%           --            --
  Multi-Fund(R) (1.00% Fee Rate)                           --            --            --            --          0.81%
  Multi-Fund(R) (1.30% Fee Rate)                           --            --            --            --          0.77%
  Multi-Fund(R) (1.25% Fee Rate)                           --            --            --            --          0.78%
  Multi-Fund(R) (1.75% Fee Rate)                           --            --            --            --          0.72%
  Multi-Fund(R) (1.95% Fee Rate)                           --            --            --            --          0.70%
LN Growth and Income Fund
  Multi-Fund(R) (1.002% Fee Rate)                       29.48%        19.14%        16.37%       (10.53)%      (12.12)%
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)      29.48%        19.14%        16.37%       (10.53)%      (12.12)%
  Multi-Fund(R) (1.302% Fee Rate)                       11.69%        18.78%        16.02%       (10.80)%      (12.38)%
  eAnnuity(TM) (.55% Fee Rate)                             --         10.16%        16.88%       (10.13)%      (11.72)%
  eAnnuity(TM) Annuity Reserves (.55% Fee Rate)            --         10.16%        16.88%       (10.13)%      (11.72)%
  Multi-Fund(R) (1.00% Fee Rate)                           --            --            --            --          1.12%
  Multi-Fund(R) (1.30% Fee Rate)                           --            --            --            --          1.08%
  Multi-Fund(R) (1.25% Fee Rate)                           --            --            --            --          1.09%
  Multi-Fund(R) (1.75% Fee Rate)                           --            --            --            --          1.03%
  Multi-Fund(R) (1.95% Fee Rate)                           --            --            --            --          1.01%
LN International Fund
  Multi-Fund(R) (1.002% Fee Rate)                        4.94%        13.51%        16.03%        (0.89)%      (10.86)%
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)       4.94%        13.51%        16.03%        (0.89)%      (10.86)%
  Multi-Fund(R) (1.302% Fee Rate)                       (5.98)%       13.17%        15.68%        (1.18)%      (11.13)%
  eAnnuity(TM) (.55% Fee Rate)                             --          6.45%        16.55%        (0.44)%      (10.46)%
  eAnnuity(TM) Annuity Reserves (.55% Fee Rate)            --          6.45%        16.55%        (0.44)%      (10.46)%
  Multi-Fund(R) (1.00% Fee Rate)                           --            --            --            --         (0.02)%
  Multi-Fund(R) (1.30% Fee Rate)                           --            --            --            --         (0.06)%
  Multi-Fund(R) (1.25% Fee Rate)                           --            --            --            --         (0.05)%
  Multi-Fund(R) (1.75% Fee Rate)                           --            --            --            --         (0.10)%
  Multi-Fund(R) (1.95% Fee Rate)                           --            --            --            --         (0.12)%

Lincoln National Variable Annuity Account C

                                                    1997          1998          1999          2000          2001
                                                    Total Return* Total Return* Total Return* Total Return* Total Return*
-------------------------------------------------------------------------------------------------------------------------
LN Managed Fund
  Multi-Fund(R) (1.002% Fee Rate)                       20.46%        11.59%         6.65%        (2.39)%       (2.59)%
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)      20.46%        11.59%         6.65%        (2.39)%       (2.59)%
  Multi-Fund(R) (1.302% Fee Rate)                        9.63%        11.26%         6.33%        (2.68)%       (2.89)%
  eAnnuity(TM) (.55% Fee Rate)                             --          6.42%         7.14%        (1.95)%       (2.15)%
  eAnnuity(TM) Annuity Reserves (.55% Fee Rate)            --          6.42%         7.14%        (1.95)%       (2.15)%
  Multi-Fund(R) (1.00% Fee Rate)                           --            --            --            --          0.66%
  Multi-Fund(R) (1.30% Fee Rate)                           --            --            --            --          0.62%
  Multi-Fund(R) (1.25% Fee Rate)                           --            --            --            --          0.63%
  Multi-Fund(R) (1.75% Fee Rate)                           --            --            --            --          0.57%
  Multi-Fund(R) (1.95% Fee Rate)                           --            --            --            --          0.56%
LN Money Market Fund
  Multi-Fund(R) (1.002% Fee Rate)                        4.06%         4.06%         3.70%         5.02%         2.98%
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)       4.06%         4.06%         3.70%         5.02%         2.98%
  Multi-Fund(R) (1.302% Fee Rate)                        2.00%         3.75%         3.39%         4.70%         2.67%
  eAnnuity(TM) (.55% Fee Rate)                             --          1.60%         4.17%         5.49%         3.45%
  eAnnuity(TM) Annuity Reserves (.55% Fee Rate)            --          1.60%         4.17%         5.49%         3.45%
  Multi-Fund(R) (1.00% Fee Rate)                           --            --            --            --          0.08%
  Multi-Fund(R) (1.30% Fee Rate)                           --            --            --            --          0.07%
  Multi-Fund(R) (1.25% Fee Rate)                           --            --            --            --          0.07%
  Multi-Fund(R) (1.75% Fee Rate)                           --            --            --            --          0.02%
  Multi-Fund(R) (1.95% Fee Rate)                           --            --            --            --         (0.01)%
LN Social Awareness Fund
  Multi-Fund(R) (1.002% Fee Rate)                       36.06%        18.70%        14.29%        (9.25)%      (10.43)%
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)      36.06%        18.70%        14.29%        (9.25)%      (10.43)%
  Multi-Fund(R) (1.302% Fee Rate)                       17.37%        18.34%        13.95%        (9.52)%      (10.70)%
  eAnnuity(TM) (.55% Fee Rate)                             --          7.24%        14.81%        (8.83)%      (10.02)%
  eAnnuity(TM) Annuity Reserves (.55% Fee Rate)            --          7.24%        14.81%        (8.83)%      (10.02)%
  Multi-Fund(R) (1.00% Fee Rate)                           --            --            --            --          1.41%
  Multi-Fund(R) (1.30% Fee Rate)                           --            --            --            --          1.37%
  Multi-Fund(R) (1.25% Fee Rate)                           --            --            --            --          1.37%
  Multi-Fund(R) (1.75% Fee Rate)                           --            --            --            --          1.32%
  Multi-Fund(R) (1.95% Fee Rate)                           --            --            --            --          1.30%
LN Special Opportunities Fund
  Multi-Fund(R) (1.002% Fee Rate)                       26.81%         5.73%        (5.43)%       14.88%         1.11%
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)      26.81%         5.73%        (5.43)%       14.88%         1.11%
  Multi-Fund(R) (1.302% Fee Rate)                       14.35%         5.41%        (5.71)%       14.53%         0.81%
  eAnnuity(TM) (.55% Fee Rate)                             --          4.70%        (5.02)%       15.40%         1.57%
  eAnnuity(TM) Annuity Reserves (.55% Fee Rate)            --          4.70%        (5.02)%       15.40%         1.57%
  Multi-Fund(R) (1.00% Fee Rate)                           --            --            --            --          4.93%
  Multi-Fund(R) (1.30% Fee Rate)                           --            --            --            --          4.89%
  Multi-Fund(R) (1.25% Fee Rate)                           --            --            --            --          4.89%
  Multi-Fund(R) (1.75% Fee Rate)                           --            --            --            --          4.84%
  Multi-Fund(R) (1.95% Fee Rate)                           --            --            --            --          4.81%
MFS Capital Opportunities Series
  Multi-Fund(R) (1.00% Fee Rate)                           --            --            --            --          1.08%
  Multi-Fund(R) (1.30% Fee Rate)                           --            --            --            --          1.04%
  Multi-Fund(R) (1.25% Fee Rate)                           --            --            --            --          1.05%
  Multi-Fund(R) (1.75% Fee Rate)                           --            --            --            --          0.99%
  Multi-Fund(R) (1.95% Fee Rate)                           --            --            --            --          0.97%
MFS Total Return Series
  Multi-Fund(R) (1.00% Fee Rate)                           --            --            --            --          1.13%
  Multi-Fund(R) (1.30% Fee Rate)                           --            --            --            --          1.09%
  Multi-Fund(R) (1.25% Fee Rate)                           --            --            --            --          1.10%
  Multi-Fund(R) (1.75% Fee Rate)                           --            --            --            --          1.05%
  Multi-Fund(R) (1.95% Fee Rate)                           --            --            --            --          1.02%
MFS Utilities Series
  Multi-Fund(R) (1.002% Fee Rate)                          --            --            --            --        (21.35)%
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)         --            --            --            --        (21.35)%
  Multi-Fund(R) (1.302% Fee Rate)                          --            --            --            --        (21.49)%
  Multi-Fund(R) (1.00% Fee Rate)                           --            --            --            --         (1.60)%
  Multi-Fund(R) (1.30% Fee Rate)                           --            --            --            --         (1.63)%
  Multi-Fund(R) (1.25% Fee Rate)                           --            --            --            --         (1.62)%
  Multi-Fund(R) (1.75% Fee Rate)                           --            --            --            --         (1.68)%
  Multi-Fund(R) (1.95% Fee Rate)                           --            --            --            --         (1.70)%

Lincoln National Variable Annuity Account C

                                                    1997          1998          1999          2000          2001
                                                    Total Return* Total Return* Total Return* Total Return* Total Return*
-------------------------------------------------------------------------------------------------------------------------
NB AMT Partners Portfolio
  Multi-Fund(R) (1.002% Fee Rate)                        --            --            1.15%        (0.30)%       (3.80)%
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)       --            --            1.15%        (0.30)%       (3.80)%
  Multi-Fund(R) (1.302% Fee Rate)                        --            --            1.04%        (0.60)%       (4.08)%
  eAnnuity(TM) (.55% Fee Rate)                           --            --            4.83%         0.15%        (3.36)%
NB AMT Regency Portfolio
  Multi-Fund(R) (1.00% Fee Rate)                         --            --              --            --          5.16%
  Multi-Fund(R) (1.30% Fee Rate)                         --            --              --            --          5.12%
  Multi-Fund(R) (1.25% Fee Rate)                         --            --              --            --          5.13%
  Multi-Fund(R) (1.75% Fee Rate)                         --            --              --            --          5.07%
  Multi-Fund(R) (1.95% Fee Rate)                         --            --              --            --          5.04%
NB AMT Mid-Cap Growth Portfolio
  Multi-Fund(R) (1.002% Fee Rate)                        --            --           46.41%        (8.39)%      (25.40)%
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)       --            --           46.41%        (8.39)%      (25.40)%
  Multi-Fund(R) (1.302% Fee Rate)                        --            --           46.26%        (8.66)%      (25.62)%
  eAnnuity(TM) (.55% Fee Rate)                           --            --           51.62%        (7.97)%      (25.06)%
  eAnnuity(TM) Annuity Reserves (.55% Fee Rate)          --            --           51.62%        (7.97)%      (25.06)%
  Multi-Fund(R) (1.00% Fee Rate)                         --            --              --            --          1.81%
  Multi-Fund(R) (1.30% Fee Rate)                         --            --              --            --          1.77%
  Multi-Fund(R) (1.25% Fee Rate)                         --            --              --            --          1.78%
  Multi-Fund(R) (1.75% Fee Rate)                         --            --              --            --          1.72%
  Multi-Fund(R) (1.95% Fee Rate)                         --            --              --            --          1.70%
Putnam Health Sciences Class IB Fund
  Multi-Fund(R) (1.002% Fee Rate)                        --            --              --            --         (5.44)%
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)       --            --              --            --         (5.44)%
  Multi-Fund(R) (1.302% Fee Rate)                        --            --              --            --         (5.61)%
  Multi-Fund(R) (1.00% Fee Rate)                         --            --              --            --         (0.29)%
  Multi-Fund(R) (1.30% Fee Rate)                         --            --              --            --         (0.33)%
  Multi-Fund(R) (1.25% Fee Rate)                         --            --              --            --         (0.32)%
  Multi-Fund(R) (1.75% Fee Rate)                         --            --              --            --         (0.37)%
  Multi-Fund(R) (1.95% Fee Rate)                         --            --              --            --         (0.40)%

* The total return does not include contract charges deducted from the contract account values.

Lincoln National Variable Annuity Account C

The following are the investment income ratios for the year or period ended December 31, 2001. Investment income ratios are not annualized.

                                                          Investment
                                                          Income Ratio(1)
       ------------------------------------------------------------------
       AFIS Growth Class 2 Fund                                0.48%
       AFIS Growth-Income Class 2 Fund                           --
       AFIS International Class 2 Fund                         0.90%
       AIM International Equity Fund                           0.36%
       AIM Value Fund                                          0.14%
       American Century VP International Portfolio             0.07%
       AVPSF Small Cap Value Class A Fund                        --
       AVPSF Technology Class B Fund                             --
       AVPSF Growth Class B Fund                               0.22%
       Baron Capital Asset Fund                                  --
       Deutsche Equity 500 Index Fund                          0.92%
       Deutsche Small Cap Index Fund                           0.74%
       DGPF Trend Series                                         --
       DGPF Growth and Income Series                           0.17%
       DGPF Global Bond Series                                 2.10%
       DGPF REIT Series                                        1.48%
       DGPF Small Cap Value Service Class Series                 --
       Fidelity VIP Growth Service Class Portfolio               --
       Fidelity VIP II Contrafund Service Class Portfolio      0.69%
       Janus Aspen Worldwide Growth Portfolio                  0.48%
       LN Aggressive Growth Fund                                 --
       LN Bond Fund                                            5.41%
       LN Capital Appreciation Fund                              --
       LN Equity-Income Fund                                   1.12%
       LN Global Asset Allocation Fund                         0.38%
       LN Growth and Income Fund                               0.93%
       LN International Fund                                   2.07%
       LN Managed Fund                                         3.15%
       LN Money Market Fund                                    3.87%
       LN Social Awareness Fund                                0.64%
       LN Special Opportunities Fund                           1.43%
       MFS Capital Opportunities Series                          --
       MFS Total Return Series                                   --
       MFS Utilities Series                                      --
       NB AMT Partners Portfolio                               0.29%
       NB AMT Regency Portfolio                                  --
       NB AMT Mid-Cap Growth Portfolio                           --
       Putnam Health Sciences Class IB Fund                      --

--------
(1)These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

Lincoln National Variable Annuity Account C

4. Purchases and Sales of Investments
The aggregate cost of investments purchased and the aggregate proceeds from investments sold were as follows for 2001.

                                                     Aggregate    Aggregate
                                                     Cost of      Proceeds
                                                     Purchases    from Sales
  ----------------------------------------------------------------------------
  AFIS Growth Class 2 Fund                           $182,777,536 $  5,505,860
  AFIS Growth-Income Class 2 Fund                           5,090           --
  AFIS International Class 2 Fund                     110,138,276   88,513,002
  AIM International Equity Fund                             5,245           --
  AIM Value Fund                                            5,199           --
  American Century VP International Portfolio           3,640,747    3,471,369
  AVPSF Small Cap Value Class A Fund                        5,090           --
  AVPSF Technology Class B Fund                        32,822,378   19,579,425
  AVPSF Growth Class B Fund                             6,787,635    2,337,846
  Baron Capital Asset Fund                             48,341,349    7,870,632
  Deutsche Equity 500 Index Fund                       32,434,241   12,624,351
  Deutsche Small Cap Index Fund                        13,672,971    4,596,705
  DGPF Trend Series                                    20,648,503   64,937,972
  DGPF Growth and Income Series                        32,546,537    9,399,571
  DGPF Global Bond Series                               3,557,650    2,933,658
  DGPF REIT Series                                     27,814,560   12,888,011
  DGPF Small Cap Value Service Class Series            37,300,482    1,681,452
  Fidelity VIP Growth Service Class Portfolio          19,276,837   13,852,272
  Fidelity VIP II Contrafund Service Class Portfolio   19,384,676   12,530,301
  Janus Aspen Worldwide Growth Portfolio               15,438,398   37,407,894
  LN Aggressive Growth Fund                            89,372,787   53,710,121
  LN Bond Fund                                        148,148,870   32,444,307
  LN Capital Appreciation Fund                        125,240,057  161,389,603
  LN Equity-Income Fund                                78,153,934   42,222,213
  LN Global Asset Allocation Fund                      27,851,675   37,470,299
  LN Growth and Income Fund                           916,878,647  293,474,217
  LN International Fund                               121,664,031  129,212,131
  LN Managed Fund                                     128,673,067   60,105,677
  LN Money Market Fund                                116,295,145   88,255,954
  LN Social Awareness Fund                            333,041,412  104,115,681
  LN Special Opportunities Fund                        30,609,108   32,993,963
  MFS Capital Opportunities Series                          5,090           --
  MFS Total Return Series                                   5,090           --
  MFS Utilities Series                                  5,785,425    1,046,109
  NB AMT Partners Portfolio                            16,404,406    5,695,933
  NB AMT Regency Portfolio                                  5,090           --
  NB AMT Mid-Cap Growth Portfolio                      47,347,620   65,437,839
  Putnam Health Sciences Class IB Fund                  5,568,696      831,393

Lincoln National Variable Annuity Account C

5. Investments
The following is a summary of investments owned at December 31, 2001.

                                                   Shares      Net Asset Value of       Cost of
                                                   Outstanding Value     Shares         Shares
------------------------------------------------------------------------------------------------------
AFIS Growth Class 2 Fund                             5,916,184  $44.08   $  260,785,407 $  382,231,032
AFIS Growth-Income Class 2 Fund                            163   31.58            5,154          5,090
AFIS International Class 2 Fund                      2,501,249   11.97       29,939,954     31,481,367
AIM International Equity Fund                              347   14.91            5,179          5,245
AIM Value Fund                                             218   23.35            5,094          5,199
American Century VP International Portfolio             42,775    6.59          281,885        276,401
AVPSF Small Cap Value Class A Fund                         481   11.18            5,379          5,090
AVPSF Technology Class B Fund                        2,767,150   17.15       47,456,623     79,425,514
AVPSF Growth Class B Fund                              410,048   16.31        6,687,883      9,801,436
Baron Capital Asset Fund                             3,485,837   19.30       67,276,649     62,178,892
Deutsche Equity 500 Index Fund                       9,051,608   11.98      108,438,264    125,243,404
Deutsche Small Cap Index Fund                        2,097,700   10.73       22,508,318     23,619,070
DGPF Trend Series                                   15,502,878   25.23      391,137,613    445,372,165
DGPF Growth and Income Series                        6,835,761   16.21      110,807,693    115,949,791
DGPF Global Bond Series                              1,263,423    9.47       11,964,620     12,731,339
DGPF REIT Series                                     4,032,535   11.70       47,180,658     43,305,696
DGPF Small Cap Value Service Class Series            1,906,231   19.52       37,209,631     35,419,784
Fidelity VIP Growth Service Class Portfolio          3,838,931   33.48      128,527,403    188,611,953
Fidelity VIP II Contrafund Service Class Portfolio   3,172,384   20.06       63,638,031     77,269,627
Janus Aspen Worldwide Growth Portfolio              10,875,753   28.54      310,393,985    493,187,656
LN Aggressive Growth Fund                           31,592,199    9.37      296,050,501    450,549,404
LN Bond Fund                                        32,495,343   12.38      402,259,845    395,604,175
LN Capital Appreciation Fund                        60,924,066   17.36    1,057,519,946  1,268,742,610
LN Equity-Income Fund                               49,625,886   15.34      761,211,459    779,782,626
LN Global Asset Allocation Fund                     24,880,332   12.58      312,919,941    320,805,102
LN Growth and Income Fund                          100,490,157   27.84    2,797,746,466  3,044,135,571
LN International Fund                               28,090,800   11.16      313,352,879    362,874,880
LN Managed Fund                                     48,901,147   13.82      675,862,747    725,320,060
LN Money Market Fund                                17,213,107   10.00      172,131,071    172,131,071
LN Social Awareness Fund                            46,391,187   25.80    1,197,031,791  1,369,069,200
LN Special Opportunities Fund                       19,231,199   26.00      499,972,719    501,537,124
MFS Capital Opportunities Series                           380   13.56            5,151          5,090
MFS Total Return Series                                    277   18.61            5,154          5,090
MFS Utilities Series                                   262,938   15.95        4,193,867      4,626,110
NB AMT Partners Portfolio                            1,274,451   15.10       19,244,215     19,823,524
NB AMT Regency Portfolio                                   537    9.97            5,359          5,090
NB AMT Mid-Cap Growth Portfolio                      8,086,924   16.94      136,992,500    196,391,599
Putnam Health Sciences Class IB Fund                   397,643   11.70        4,652,425      4,701,102

6. New Investment Funds and Fund Name Changes
During 2000, the BT Insurance Fund Trust family of funds changed its name to Deutsche Asset Management VIT Funds Trust and the Delaware Group Premium Fund, Inc. family of funds changed its name to Delaware Group Premium Fund (DGPF). Also during 2000, the AFIS Growth Class 2 Fund, the AFIS International Class 2 Fund, the AVPSF Technology Class B Fund, the AVPSF Growth Class B Fund and the DGPF REIT Series became available as investment options for Variable Account contract owners. Accordingly, the 2000 statements of changes in net assets and total return ratios in footnote 3 for these subaccounts are for the period from May 22, 2000 (commencement of operations) to December 31, 2000.

During 2001, the DGPF Small Cap Value Service Class Series, the MFS Utilities Series and the Putnam Health Sciences Class IB Fund became available as investment options for Variable Account contract owners. Accordingly, the 2001 statements of operations and changes in net assets and total return and investment income ratios in footnote 3 for these subaccounts are for the period from May 29, 2001 (commencement of operations) to December 31, 2001. Also, during 2001, the AFIS Growth-Income Class 2 Fund, the AIM International Equity Fund, the AIM Value Fund, the AVPSF Small Cap Value Class A Fund, the MFS Capital Opportunities Series, the MFS Total Return Series and the NB AMT Regency Portfolio became available as investment options for Variable Account contract owners. Accordingly, the 2001 statements of operations and changes in net assets and total return and investment income ratios in footnote 3 for these subaccounts are for the period from November 19, 2001 (commencement of operations) to December 31, 2001.

7. Investment Funds Closed
During 2000, the DGPF Small Cap Value Series, the LN Aggressive Growth Fund and the LN Global Asset Allocation Fund were closed as investment options for Variable Account contract owners of eAnnuity(TM).

Report of Ernst & Young LLP, Independent Auditors

Board of Directors of The Lincoln National Life Insurance Company and
Contract Owners of Lincoln National Variable Annuity Account C

We have audited the accompanying statement of assets and liabilities of Lincoln National Variable Annuity Account C ("Variable Account") (comprised of the following subaccounts: American Funds Insurance Series ("AFIS") Growth Class 2, AFIS Growth-Income Class 2, AFIS International Class 2, AIM Variable Insurance Funds ("AIM") International Equity, AIM Value, American Century Variable Portfolios International, Alliance Variable Products Series Fund ("AVPSF") Small Cap Value Class A, AVPSF Technology Class B, AVPSF Growth Class B, Baron Capital Funds Trust Capital Asset, Deutsche Asset Management VIT Funds Trust ("Deustche") Equity 500 Index, Deutsche Small Cap Index, Delaware Group Premium Fund ("DGPF") Trend, DGPF Growth and Income, DGPF Global Bond, DGPF REIT, DGPF Small Cap Value Service Class, Fidelity Variable Insurance Products ("Fidelity VIP") Growth Service Class, Fidelity VIP II Contrafund Service Class, Janus Aspen Worldwide Growth, Lincoln National ("LN") Aggressive Growth, LN Bond, LN Capital Appreciation, LN Equity-Income, LN Global Asset Allocation, LN Growth and Income, LN International, LN Managed, LN Money Market, LN Social Awareness, LN Special Opportunities, MFS Variable Insurance Trust ("MFS") Capital Opportunities, MFS Total Return, MFS Utilities, Neuberger Berman Advisers Management Trust ("NB AMT") Partners, NB AMT Regency, NB AMT Mid-Cap Growth and Putnam Variable Trust ("Putnam") Health Sciences Class IB) as of December 31, 2001, the related statements of operations for the respective year or period then ended and the statements of changes in net assets for each of the respective two years or periods in the period then ended. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the Lincoln National Variable Annuity Account C at December 31, 2001, the results of their operations for the respective year or period then ended and the changes in their net assets for each of the respective two years or periods in the period then ended, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP

Fort Wayne, Indiana
March 1, 2002

The Lincoln National Life Insurance Company

Balance Sheets -- Statutory Basis

                                                         December 31
                                                       2001      2000
                                                     --------- ---------
                                                        (in millions)
                                                     -------------------
        Admitted assets
        Cash and investments:
         Bonds                                       $23,421.0 $21,852.5

        -----------------------------------------
         Preferred stocks                                223.6     261.7

        -----------------------------------------
         Unaffiliated common stocks                      107.6     161.7

        -----------------------------------------
         Affiliated common stocks                        623.5     743.0

        -----------------------------------------
         Mortgage loans on real estate                 4,098.7   4,102.0

        -----------------------------------------
         Real estate:

        -----------------------------------------
           Properties occupied by the company              6.2      10.5

        -----------------------------------------
           Properties held for sale                      243.6     261.2

        -----------------------------------------
         Policy loans                                  1,708.7   1,723.5

        -----------------------------------------
         Short-term investments                          798.1   1,427.9

        -----------------------------------------
         Other investments                               466.6     485.0

        -----------------------------------------
         Cash and cash equivalents                     1,899.4      20.5

                                                     --------- ---------
        -----------------------------------------
        Total cash and investments
        -----------------------------------------     33,597.0  31,049.5
        Premiums and fees in course of collection
        -----------------------------------------          3.1     111.5
        Accrued investment income
        -----------------------------------------        457.2     444.2
        Reinsurance recoverable
        -----------------------------------------        550.4     450.7
        Funds withheld by ceding companies
        -----------------------------------------        154.1      74.4
        Company owned policies and contracts
        -----------------------------------------        361.4     335.0
        Net deferred federal income taxes
        -----------------------------------------        180.2        --
        Goodwill
        -----------------------------------------         33.1      38.4
        Other admitted assets
        -----------------------------------------        130.9     106.2
        Separate account assets                       38,636.5  43,904.6
        -----------------------------------------    --------- ---------
        Total admitted assets                        $74,103.9 $76,514.5
        -----------------------------------------    ========= =========

                                                                  December 31
                                                               2001       2000
                                                             ---------  ---------
                                                                 (in millions)
                                                             --------------------
Liabilities and capital and surplus
Liabilities:
 Policy and contract liabilities:
------------------------------------------------------------
   Future policy benefits and claims                         $28,071.8  $27,828.0
------------------------------------------------------------
   Dividends payable                                              65.1       77.7
------------------------------------------------------------
   Other policyholder liabilities                                 56.0      220.5
------------------------------------------------------------ ---------  ---------
 Total policy and contract liabilities                        28,192.9   28,126.2
------------------------------------------------------------
 Amounts withheld or retained by Company as agent or trustee     869.5      639.8
------------------------------------------------------------
 Funds held under reinsurance treaties                         1,693.1      849.6
------------------------------------------------------------
 Asset valuation reserve                                         454.5      534.1
------------------------------------------------------------
 Interest maintenance reserve                                      7.7       20.9
------------------------------------------------------------
 Income taxes payable to parent                                  537.4       20.1
------------------------------------------------------------
 Other liabilities                                               965.8      516.7
------------------------------------------------------------
 Short-term loan payable to parent company                       200.0      199.5
------------------------------------------------------------
 Net transfers due from separate accounts                       (967.0)    (976.1)
------------------------------------------------------------
 Separate account liabilities                                 38,634.0   43,904.6
------------------------------------------------------------ ---------  ---------
Total liabilities                                             70,587.9   73,835.4
------------------------------------------------------------

Capital and surplus:
 Common stock, $2.50 par value:

    Authorized, issued and outstanding shares--10 million
    (owned by Lincoln National Corporation)                     25.0      25.0
 --------------------------------------------------------
  Surplus notes due to Lincoln National Corporation          1,250.0   1,250.0
 --------------------------------------------------------
  Paid-in surplus                                            1,520.4   2,006.1
 --------------------------------------------------------
  Unassigned surplus (deficit)                                 720.6    (602.0)
 --------------------------------------------------------  --------- ---------
 Total capital and surplus                                   3,516.0   2,679.1
 --------------------------------------------------------  --------- ---------
 Total liabilities and capital and surplus                 $74,103.9 $76,514.5
 --------------------------------------------------------  ========= =========


See accompanying notes.

The Lincoln National Life Insurance Company

Statements of Operations -- Statutory Basis

                                                                                     Year ended December 31
                                                                                   2001       2000      1999
                                                                                 ---------  --------- ---------
                                                                                          (in millions)
                                                                                 ------------------------------
Premiums and other revenues:
Life and annuity premiums                                                        $ 7,681.0  $ 7,985.7 $ 8,001.4
--------------------------------------------------------------
Accident and health premiums                                                        (286.1)     115.7    (258.2)
--------------------------------------------------------------
Net investment income                                                              2,128.4    2,125.5   2,203.2
--------------------------------------------------------------
Amortization of interest maintenance reserve                                          21.2       21.6      29.1
--------------------------------------------------------------
Commissions and expense allowances on reinsurance ceded                              966.1      568.4     472.3
--------------------------------------------------------------
Reserve adjustment on reinsurance ceded                                               32.0      407.5    (469.6)
--------------------------------------------------------------
Expense charges on deposit funds                                                      56.7      118.2     146.5
--------------------------------------------------------------
Separate account investment management and administration service fees               574.3      624.8     473.9
--------------------------------------------------------------
Other income                                                                         175.2      166.2      88.8
                                                                                 ---------  --------- ---------
--------------------------------------------------------------
Total revenues                                                                    11,348.8   12,133.6  10,687.4
--------------------------------------------------------------
Benefits and expenses:
Benefits and settlement expenses                                                   8,686.7    8,950.3   8,504.8
--------------------------------------------------------------                     1,691.1    2,466.2   1,618.4
Underwriting, acquisition, insurance and other expenses                          ---------  --------- ---------
--------------------------------------------------------------
Total benefits paid or provided                                                   10,377.8   11,416.5  10,123.2
--------------------------------------------------------------
Gain from operations before dividends to policyholders, income taxes and net
realized gain (loss) on investments                                                  971.0      717.1     564.2
--------------------------------------------------------------
Dividends to policyholders                                                            75.2       80.2      80.3
                                                                                 ---------  --------- ---------
--------------------------------------------------------------
Gain from operations before federal income taxes and net realized gain (loss) on
investments                                                                          895.8      636.9     483.9
--------------------------------------------------------------
Federal income taxes                                                                 456.5       94.9      85.4
                                                                                 ---------  --------- ---------
--------------------------------------------------------------
Gain from operations before net realized gain (loss) on investments                  439.3      542.0     398.5
--------------------------------------------------------------
Net realized gain (loss) on investments, net of income tax expense and excluding
net transfers to the interest maintenance reserve                                   (260.3)      27.9     114.4

                                                                                 ---------  --------- ---------
--------------------------------------------------------------
Net income                                                                       $   179.0  $   569.9 $   512.9
-------------------------------------------------------------------------------- =========  ========= =========


See accompanying notes.

The Lincoln National Life Insurance Company

Statements of Changes in Capital and Surplus -- Statutory Basis

                                                                                 Unassigned    Total
                                                       Common Surplus  Paid-in    Surplus   Capital and
                                                       Stock   Notes   Surplus   (Deficit)    Surplus
                                                       ------ -------- --------  ---------- -----------
                                                                        (in millions)
                                                       -----------------------------------------------
Balances at January 1, 1999                            $25.0  $1,250.0 $1,930.1   $ (640.6)  $2,564.5
------------------------------------------------------
Net income                                                --        --       --      512.9      512.9
------------------------------------------------------
Increase in difference in cost and admitted investment
amounts                                                   --        --       --     (101.9)    (101.9)
------------------------------------------------------
Increase in nonadmitted assets                            --        --       --      (22.9)     (22.9)
------------------------------------------------------
Decrease in liability for reinsurance in unauthorized
companies                                                 --        --       --       26.0       26.0
------------------------------------------------------
Gain on reinsurance transaction                           --        --       --       71.8       71.8
------------------------------------------------------
Increase in asset valuation reserve                       --        --       --       (6.4)      (6.4)
------------------------------------------------------
Paid-in surplus                                           --        --     12.5         --       12.5
------------------------------------------------------
Dividends to Lincoln National Corporation                 --        --       --     (530.0)    (530.0)
------------------------------------------------------ -----  -------- --------   --------   --------
Balances at December 31, 1999                           25.0   1,250.0  1,942.6     (691.1)   2,526.5
------------------------------------------------------

Net income                                                --        --       --      569.9      569.9
------------------------------------------------------
Decrease in difference in cost and admitted investment
amounts                                                   --        --       --       17.2       17.2
------------------------------------------------------
Increase in nonadmitted assets                            --        --       --      (21.9)     (21.9)
------------------------------------------------------
Decrease in liability for reinsurance in unauthorized
companies                                                 --        --       --        0.6        0.6
------------------------------------------------------
Amortization of gain on reinsurance transaction           --        --       --       (7.9)      (7.9)
------------------------------------------------------
Change in policy reserve valuation basis                  --        --       --       (5.6)      (5.6)
------------------------------------------------------
Increase in asset valuation reserve                       --        --       --      (43.2)     (43.2)
------------------------------------------------------
Paid-in surplus                                           --        --     63.5         --       63.5
------------------------------------------------------
Dividends to Lincoln National Corporation                 --        --       --     (420.0)    (420.0)
------------------------------------------------------ -----  -------- --------   --------   --------
Balances at December 31, 2000                           25.0   1,250.0  2,006.1     (602.0)   2,679.1
------------------------------------------------------

Net income                                                --        --       --      179.0      179.0
------------------------------------------------------
Cumulative effect of adoption of codification             --        --       --        8.7        8.7
------------------------------------------------------
Decrease in difference in cost and admitted investment
amounts                                                   --        --       --       77.7       77.7
------------------------------------------------------
Increase in nonadmitted assets                            --        --       --     (162.8)    (162.8)
------------------------------------------------------
Increase in liability for reinsurance in unauthorized
companies                                                 --        --       --      (59.4)     (59.4)
------------------------------------------------------
Gain on reinsurance transaction                           --        --       --    1,027.0    1,027.0
------------------------------------------------------
Change in net deferred income taxes                       --        --       --      169.8      169.8
------------------------------------------------------
Curtailment gain on employee benefit plans                --        --       --       12.4       12.4
------------------------------------------------------
Decrease in asset valuation reserve                       --        --       --       70.2       70.2
------------------------------------------------------
Paid-in surplus                                           --        --      9.3         --        9.3
------------------------------------------------------
Dividends to Lincoln National Corporation                 --        --   (495.0)        --     (495.0)
------------------------------------------------------ -----  -------- --------   --------   --------
Balances at December 31, 2001                          $25.0  $1,250.0 $1,520.4   $  720.6   $3,516.0
------------------------------------------------------ =====  ======== ========   ========   ========

See accompanying notes.

The Lincoln National Life Insurance Company

Statements of Cash Flow -- Statutory Basis

                                                                             Year ended December 31
                                                                           2001       2000       1999
                                                                        ----------  ---------  ---------
                                                                                  (in millions)
                                                                        --------------------------------
Operating activities
Premiums, policy proceeds and other considerations received
----------------------------------------------------------------------- $  7,579.5  $ 8,082.8  $ 7,671.1
Allowances and reserve adjustments received (paid) on reinsurance ceded
-----------------------------------------------------------------------      802.8      610.1      (19.9)
Investment income received
-----------------------------------------------------------------------    1,990.1    2,109.8    2,168.6
Separate account investment management and administration service fees received
-----------------------------------------------------------------------      574.2      624.8      470.6
Benefits paid
-----------------------------------------------------------------------   (8,723.5)  (9,843.9)  (8,699.4)
Underwriting, acquisition, insurance and other expenses paid
-----------------------------------------------------------------------   (1,926.6)  (1,796.4)  (1,734.5)
Proceeds related to reinsurance agreements
-----------------------------------------------------------------------    1,472.8         --       71.8
Federal income taxes paid
-----------------------------------------------------------------------      (66.6)     (16.3)     (81.2)
Dividends to policyholders
-----------------------------------------------------------------------      (87.7)     (82.6)     (82.8)
Other income received and expenses paid, net                               1,194.0      (48.9)     252.1
----------------------------------------------------------------------- ----------  ---------  ---------
Net cash provided by (used in) operating activities
-----------------------------------------------------------------------    2,809.0     (360.6)      16.4

Investing activities
Sale, maturity or repayment of investments
-----------------------------------------------------------------------    9,473.3    5,845.5    6,557.7
Proceeds from sale of subsidiaries
-----------------------------------------------------------------------      330.8         --         --
Purchase of investments
-----------------------------------------------------------------------  (10,841.1)  (4,719.6)  (5,940.8)
Other sources (uses) including reinsured policy loans                         13.3     (344.6)    (497.0)
----------------------------------------------------------------------- ----------  ---------  ---------
Net cash (used in) provided by investing activities
-----------------------------------------------------------------------   (1,023.7)     781.3      119.9

Financing activities
Surplus paid-in
-----------------------------------------------------------------------        9.3       63.5       12.5
Proceeds from borrowings from shareholder
-----------------------------------------------------------------------      200.0      180.0      205.0
Repayment of borrowings from shareholder
-----------------------------------------------------------------------     (180.0)    (205.0)    (140.0)
Deposits on deposit type contract funds
-----------------------------------------------------------------------       (5.5)        --         --
Withdrawals on deposit type contract funds
-----------------------------------------------------------------------      (65.0)        --         --
Dividends paid to shareholder                                               (495.0)    (420.0)    (530.0)
----------------------------------------------------------------------- ----------  ---------  ---------
Net cash provided by (used in) financing activities                         (536.2)    (381.5)    (452.5)
----------------------------------------------------------------------- ----------  ---------  ---------
Net increase (decrease) in cash and short-term investments
-----------------------------------------------------------------------    1,249.1       39.2     (316.2)
Cash and short-term investments at beginning of year                       1,448.4    1,409.2    1,725.4
----------------------------------------------------------------------- ----------  ---------  ---------
Cash and short-term investments at end of year                          $  2,697.5  $ 1,448.4  $ 1,409.2
----------------------------------------------------------------------- ==========  =========  =========


See accompanying notes.

The Lincoln National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2001

--------------------------------------------------------------------------------
1. Summary of Significant Accounting Policies


Organization and Operations
The Lincoln National Life Insurance Company (the "Company") is a wholly owned subsidiary of Lincoln National Corporation ("LNC") and is domiciled in Indiana. As of December 31, 2001, the Company owned 100% of the outstanding common stock of two insurance company subsidiaries and eight non-insurance subsidiaries, including three limited liability companies.

The Company's principal businesses consist of underwriting annuities and life insurance contracts through multiple distribution channels. The Company is licensed and sells its products in 49 states, Canada and several territories of the United States.

Use of Estimates
The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect the amounts reported in the statutory-basis financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

Basis of Presentation
The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Indiana Department of Insurance ("Insurance Department"), which practices differ from accounting principles generally accepted in the United States ("GAAP"). The more significant variances from GAAP are as follows:

 Investments
 Bonds and preferred stocks are reported at cost or amortized cost or fair value based on their National Association of Insurance Commissioners' ("NAIC") rating. For GAAP, the Company's bonds and preferred stocks are classified as available-for-sale and, accordingly, are reported at fair value with changes in the fair values reported directly in shareholder's equity after adjustments for related amortization of deferred acquisition costs, additional policyholder commitments and deferred income taxes.

 Effective January 1, 2001 if it is determined that a decline in the fair value of a bond is other than temporary, the cost basis of the bond is written down to fair value. The provision for such declines is charged to realized loss. Impairment is considered to have occurred if it is probable that the Company will be unable to collect all amounts due according to the contractual terms of a debt security in effect at the date of aquisition.

 All mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using the retrospective method. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. Prior to April 1, 2001 under GAAP, the Company accounted for the effects of changes in prepayment assumptions in the same manner. Effective April 1, 2001 for GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets, other than securitized assets that are of high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to its fair value. If high credit quality securities are adjusted, the retrospective method is used.

 Derivative instruments that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Under GAAP, all derivatives are reported on the balance sheet at fair value, the effective and ineffective portions of a single hedge are accounted for separately, an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risks of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of shareholder's equity rather than to income as required for fair value hedges.

 Investments in real estate are reported net of related obligations rather than on a gross basis. Real estate owned and occupied by the Company is classified as a real estate investment rather than reported as an operating asset, and investment income and operating expenses include rent for the Company's occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than to income, as would be required under GAAP.

 Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the individual security sold. The net deferral is reported as the interest maintenance reserve ("IMR") in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income taxes and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in net income, on a pre-tax basis, in the period that the asset giving rise to the gain or loss is sold. Such realized capital gains and losses are reported net of associated amortization of deferred acquisition costs and investment expenses, using the specific identification method.

 The asset valuation reserve ("AVR") provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula, and is reported as a liability, with changes reflected directly in unassigned surplus. AVR is not recognized for GAAP.

The Lincoln National Life Insurance Company

 Subsidiaries
 The accounts and operations of the Company's subsidiaries are not consolidated with the accounts and operations of the Company as would be required by GAAP.

 Policy Acquisition Costs
 The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance, annuity and other investment-type products, deferred policy acquisition costs, to the extent recoverable from future gross profits, are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, expense margins and actual realized gain (loss) on investments.

 Nonadmitted Assets
 Certain assets designated as "nonadmitted," principally past-due agents' balances, furniture and equipment, certain receivables, and other assets not specifically identified as an admitted asset within the NAIC Accounting Practices and Procedures Manual ("NAIC APPM"), are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet.

 Universal Life and Annuity Policies
 Revenues for universal life policies and annuity policies consist of the entire premium received. Under GAAP, premiums received in excess of policy charges are not recognized as premium revenue. Death benefits paid, policy and contract withdrawals, and the change in policy reserves on universal life policies and annuity policies are reported as benefits and settlement expenses in the accompanying statements of income. Under GAAP, withdrawals are treated as a reduction of the policy or contract liabilities and benefits represent the excess of benefits paid over the policy account value and interest credited to the account values.

 Benefit Reserves
 Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

 Reinsurance
 Premiums, claims and policy benefits and contract liabilities are reported in the accompanying financial statements net of reinsurance amounts. For GAAP, assets and liabilities related to reinsurance ceded contracts are reported on a gross basis, except for certain reinsurance contracts that provide statutory surplus relief to other insurance companies, for which a right of offset exists.

 A liability for reinsurance balances has been provided for unsecured policy reserves and unearned premiums ceded to reinsurers not authorized by the Insurance Department to assume such business. Changes to those amounts are cred ited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible is established through a charge to income.

 Commission allowances on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs. Business assumed under 100% indemnity reinsurance agreements is accounted for as a purchase for GAAP reporting purposes and the ceding commission represents the purchase price. Under purchase accounting, assets acquired and liabilities assumed are reported at fair value at the date of the transaction and the excess of the purchase price over the sum of the amounts assigned to assets acquired less liabilities assumed is recorded as goodwill and amortized over future periods, not to exceed 40 years, in accordance with benefits expected to be derived from the acquisitions. On a statutory-basis, the ceding commission is expensed when paid and reinsurance premiums and benefits are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

 Under statutory accounting, the initial gain from a reinsurance transaction is recognized as a separate a component of surplus (net of tax) and is recorded in income over time at the rate that earnings on the reinsured business are expected to emerge. Under GAAP, the gain is recognized as deferred revenue (a liability), net of DAC adjustments and is amortized into earnings over time at the rate that earnings on the reinsured business are expected to emerge.

 Certain reinsurance contracts meeting risk transfer requirements under statutory-basis accounting practices have been accounted for using traditional reinsurance accounting; whereas, such contracts are accounted for using deposit accounting under GAAP.

 Employee Benefits
 For purposes of calculating the Company's pension and postretirement benefit obligations, only vested participants and current retirees are included in the valuation. Under GAAP, active participants not currently eligible also would be included.

 Deferred Income Taxes
 Prior to January 1, 2001, deferred federal income taxes were not provided for differences between the financial statement amounts and tax bases of assets and liabilities. Effective January 1, 2001, deferred federal income taxes are provided; however, deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred tax assets, EDP equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are non-admitted. Deferred taxes do not include amounts for state taxes. Under GAAP, states taxes

The Lincoln National Life Insurance Company are included in the computation of deferred taxes, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not realizable.

 Policyholder Dividends
 Policyholder dividends are recognized when declared rather than over the term of the related policies.

 Surplus Notes Due to LNC
 Surplus notes due to LNC are reported as surplus rather than as liabilities. On a statutory basis, interest on surplus notes is not accrued until approval is received from the Indiana Insurance Commissioner whereas, under GAAP, interest would be accrued periodically based on the outstanding principal and the interest rate.

 Statements of Cash Flows
 Cash, cash equivalents, and short-term investments in the statements of cash flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

 A reconciliation of the Company's capital and surplus and net income (loss), as determined in accordance with statutory accounting practices, to amounts determined in accordance with GAAP is as follows:

                                                                       Capital and Surplus      Net Income (Loss)
                                                                      -----------------------------------------------
                                                                           December 31        Year ended December 31
                                                                        2001       2000      2001     2000     1999
                                                                      ---------  ---------  --------------------------
                                                                          (in millions)           (in millions)
                                                                      ---------  ---------  --------------------------
Amounts reported on a statutory-basis................................ $ 3,516.0  $ 2,679.1  $ 179.0  $ 569.9  $ 512.9
GAAP adjustments:
  Deferred policy acquisition costs, present value of future profits
   and goodwill......................................................   3,657.5    3,812.6    305.1    287.9    135.0
  Policy and contract reserves.......................................  (1,946.0)  (2,129.9)  (221.9)  (142.3)   (97.3)
  Policyholders' share of earnings and surplus on participating
   business..........................................................     (96.2)    (131.1)    (3.3)     (.3)    (1.8)
  Statutory deferred gain in surplus.................................  (1,042.4)     (63.9)      --       --       --
  Deferred income taxes..............................................    (257.8)     185.2    310.8   (108.3)  (117.4)
  Interest maintenance reserve.......................................       7.7       20.9    (12.9)   (51.4)   (87.2)
  Asset valuation reserve............................................     454.5      534.1       --       --       --
  Nonadmitted assets.................................................     731.1      196.1       --       --       --
  Unrealized gain (loss) on investments..............................     362.0       38.7       --       --       --
  Net realized loss on investments...................................      (2.8)    (156.5)    48.8     18.9    (32.4)
  Investments in subsidiary companies................................     567.8      523.3     77.8     61.8     39.1
  Surplus notes and related interest.................................  (1,250.0)  (1,250.0)      --       --      1.5
  Other, net.........................................................     197.5      (59.8)  (187.3)    12.7    129.8
                                                                      ---------  ---------  -------  -------  -------
Net increase (decrease)..............................................   1,382.9    1,519.7    317.1     79.0    (30.7)
                                                                      ---------  ---------  -------  -------  -------
Amounts reported on a GAAP basis..................................... $ 4,898.9  $ 4,198.8  $ 496.1  $ 648.9  $ 482.2
                                                                      =========  =========  =======  =======  =======

Other significant accounting practices are as follows:

Investments
Bonds not backed by other loans are principally stated at amortized cost and the discount or premium is amortized using the scientific method.

Mortgage-backed bonds (e.g., CMO's) are valued at amortized cost and income is recognized using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the securities is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the securities (i.e., the retrospective method). The Company has elected to use actual cost data as of January 1, 1994 as the cost of applying the retrospective adjustment method to securities purchased prior to that date.

Redeemable preferred stocks, which have the characteristics of debt securities and are rated as medium quality or better, are reported at cost or amortized cost. All other preferred stocks are recorded at market value.

Unaffiliated common stocks are reported at fair value as determined by the Securities Valuation Office of the NAIC and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes. Prior to January 1, 2001, the related net unrealized capital gains (losses) were reported in unassigned surplus without any adjustment for federal income taxes.

There are no restrictions on common or preferred stock.

Short-term investments include investments with remaining maturities of one year or less at the date of acquisition and are principally stated at amortized cost.

Cash equivalents are short-term, highly liquid investments with original maturities of three months or less, and are principally stated at amortized cost.

The Lincoln National Life Insurance Company

The Company uses various derivative instruments as part of its overall liability-asset management program for certain investments and life insurance and annuity products. The Company values all derivative instruments that qualify for hedge accounting, and meet the criteria of an effective hedge, on a basis consistent with that of the item hedged, with the related net unrealized capital gain or loss reported in unassigned surplus, when applicable, along with any adjustment for federal income taxes. Prior to January 1, 2001, the related net unrealized capital gains and losses were reported in unassigned surplus without any adjustment for federal income taxes. The Company accounts for derivatives securities that do not meet the criteria to qualify for hedge accounting at fair value, and the related changes in fair value are recognized in current operations. The fair values of the Company's derivative securities are based on industry standard pricing models that are commercially available.

Upon termination, gains and losses on those derivative instruments that qualify for hedge accounting are included in the carrying values of the underlying hedged items or deferred in IMR, where applicable, and are amortized over the remaining lives of the hedged items as adjustments to investment income. Any unamortized gains or losses are recognized when the underlying hedged items are sold.

Hedge accounting is applied as indicated above after the Company determines that the items to be hedged expose the Company to interest rate fluctuations, the widening of bond yield spreads over comparable maturity U.S. government obligations or foreign exchange risk. Moreover, the derivatives used to hedge those exposures are designated as hedges and reduce the indicated risk by demonstrating a high correlation between changes in the value of the derivatives and the items being hedged at both the inception of the hedge and throughout the hedge period. Should such criteria not be met or if the hedged items are sold, terminated or matured, the change in value of the derivatives is included in net income.

The Company's insurance subsidiaries are reported at their underlying statutory equity. The Company's noninsurance subsidiaries, which have no significant ongoing operations other than for the Company and its affiliates, are reported based on the underlying GAAP equity of the subsidiaries, adjusted to a statutory basis. The net change in the subsidiaries' equity is included in the change in net unrealized capital gains or losses. Prior to January 1, 2001, the Company reported its noninsurance subsidiaries based on the underlying GAAP equity of the subsidiaries.

The Company has minor ownership interests in joint ventures and carries these investments based on its interest in the underlying GAAP equity of the investee.

Mortgage loans on real estate are reported at aggregate unpaid balances, less allowances for impairment. A mortgage loan is considered to be impaired, when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. The impairment is considered to be other than temporary when management determines foreclosure is probable. Then the mortgage loan is written down to fair value and a realized loss is recognized.

Policy loans are reported at unpaid balances.

Real estate occupied by the Company is reported at depreciated cost, net of related obligations. Real estate that the Company has the intent to sell is reported at the lower of depreciated cost or fair value, net of related obligations. Prior to January 1, 2001, real estate, other than that occupied by the Company was reported at the lower of depreciated cost or fair value. Depreciation is calculated on a straight-line basis over the estimated useful lives of the properties.

Realized capital gains and losses on investments sold are determined using the specific identification method. Changes in admitted asset carrying amounts of bonds, mortgage loans and common and preferred stocks, which result from impairment or premium and discount amortization are credited or charged to income. Other changes in the admitted asset carrying amounts of bonds, mortgage loans and common and preferred stocks are credited or charged directly to unassigned surplus.

Loaned Securities
Securities loaned are treated as collateralized financing transactions and a liability is recorded equal to the cash collateral received which is typically greater than the market value of the related securities loaned. In other instances, the Company will hold as collateral securities with a market value at least equal to the securities loaned. Securities held as collateral are not recorded in the Company's balance sheet in accordance with accounting guidance for secured borrowings and collateral. The Company's agreements with third parties generally contain contractual provisions to allow for additional collateral to be obtained when necessary. The Company values collateral daily and obtains additional collateral when deemed appropriate.

Goodwill
Goodwill, which represents the excess, subject to certain limitations, of the ceding commission over statutory-basis net assets of business purchased under an assumption reinsurance agreement, is amortized on a straight-line basis over ten years. Goodwill is evaluated periodically for impairment, and if determined to be impaired, is written down to fair value, with the amount of the write down recorded as a realized loss.

Premiums
Life insurance and annuity premiums are recognized as revenue when due. Accident and health premiums are earned pro rata over the contract term of the policies.

Benefits

Life, annuity and accident and health benefit reserves are computed in accordance with actuarial standards. The reserves are based on actuarial assumptions that produce reserves at

The Lincoln National Life Insurance Company least as great as those called for in any contract provision as to reserve basis and method, and are in accordance with all other contract provisions. The reserves are at least as great as the minimum aggregate amounts required by the Insurance Department.

The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and returns any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves.

Ordinary policies issued substandard are valued on the multiple table reserve basis. A reserve of 50% of the net extra premiums is carried on policies with flat extra premiums.

As of December 31, 2001, the Company has $71.4 million in reserves on $11.2 billion of insurance inforce on the life line of business, for which the gross premiums are less than the net premiums according to the standard of valuation required by the Insurance Department. The Company anticipates investment income as a factor in the premium deficiency calculation.

Tabular interest, tabular reserves less actual reserves released and tabular cost have been determined by formula or from the basic data for such items. Tabular interest on funds not involving life contingencies has been determined by formula or from the basic data for such items.

Net of reinsurance, liabilities related to guaranteed investment contracts are equal to fund balances. Other deposit-type liabilities, such as supplemental contracts without life contingencies, annuities certain and dividend accumulations, are calculated by discounting the liabilities at prescribed interest rates.

Reinsurance Ceded and Assumed
Reinsurance premiums, benefits paid and claims and claim adjustment expenses are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Certain business is transacted on a funds withheld basis and investment income on investments managed by the Company are reported in net investment income.

The Company enters into reinsurance agreements with other companies in the normal course of business. Prior to the acquisition of LNC's reinsurance operations by Swiss Re on December 7, 2001, LNC's insurance subsidiaries assumed reinsurance from unaffiliated companies. The transaction with Swiss Re involved a series of indemnity reinsurance transactions combined with the sale of certain stock companies that comprised LNC's reinsurance operations. Assets and liabilities on the balance sheets, and premiums and benefits on the statements of operations, which result from reinsurance contracts, are netted in accordance with accounting practices prescribed by the Indiana Department of Insurance, including the Swiss Re indemnity reinsurance transactions.

Pension Benefits
Costs associated with the Company's defined benefit pension plans are systematically accrued during the expected period of active service of the covered employees.

Income Taxes
The Company and eligible subsidiaries have elected to file consolidated federal and state income tax returns with LNC and certain LNC subsidiaries. Pursuant to an intercompany tax sharing agreement with LNC, the Company provides for income taxes on a separate return filing basis. The tax sharing agreement also provides that the Company will receive benefit for net operating losses, capital losses and tax credits which are not usable on a separate return basis to the extent such items may be utilized in the consolidated income tax returns of LNC.

Stock Options
The Company recognizes compensation expense for its stock option incentive plans using the intrinsic value method of accounting. Under the terms of the intrinsic value method, compensation cost is the excess, if any, of the quoted market price of LNC's common stock at the grant date, or other measurement date, over the amount an employee or agent must pay to acquire the stock.

Assets Held in Separate Accounts and Liabilities Related to Separate Accounts Separate account assets and liabilities reported in the accompanying balance sheets represent segregated funds administered and invested for the exclusive benefit of pension and variable life and annuity contractholders and for which the contractholders, rather than the Company, bear the investment risk. Separate account assets and liabilities are reported at fair value. The operations of the separate accounts are not included in the accompanying financial statements. Policy administration and investment management fees charged on separate account policyholder deposits are reported as separate account investment management and administration service fees. Mortality charges on variable universal life contracts are reported as expense charges on deposit funds in the accompanying statements of operations. Fees charged relative to variable life and annuity administration agreements for separate account products sold by other insurance companies and not recorded on the Company's financial statements are included in separate account investment management and administration service fees.

Reclassifications
Certain amounts reported in the prior years' statutory-basis financial statements have been reclassified to conform with the presentation adopted in the current year. These reclassifications had no effect on unassigned surplus or net income of the prior years.
--------------------------------------------------------------------------------
2. Accounting Change and Permitted Statutory Accounting Practice

The Company prepares its statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the State of Indiana. Effective January 1, 2001, the State of Indiana required that insurance companies domiciled in Indiana prepare their statutory-basis financial statements in accordance with the NAIC APPM.

Accounting changes adopted to conform to the provisions of the NAIC APPM are reported as changes in accounting princi-

The Lincoln National Life Insurance Company

--------------------------------------------------------------------------------
2. Accounting Change and Permitted Statutory Accounting Practice (continued)

ples. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned surplus in the period of the change. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, the Company reported a change of accounting principle, as an adjustment that increased capital and surplus by $8.7 million as of January 1, 2001. Included in this total adjustment are the following items:

                                                           Increase
                                                          (Decrease)
                                                            Surplus
                                                         -------------
                                                         (in millions)
                                                         -------------
          Deferred tax asset............................     $110.8...
          Employee benefit plans........................       18.2...
          AVR beginning value adjustment for other asset
           changes......................................        9.4...
          Cost of collection............................        2.0...
          Home office real estate.......................      (3.8)...
          Mortgage loans impairment.....................      (5.2)...
          Derivatives...................................      (9.6)...
          Company owned furniture, equipment and
           plane........................................     (11.7)...
          Bonds and stocks..............................     (41.0)...
          Tax deficiency reserve........................     (60.4)...
                                                            ------
          Total.........................................    $  8.7
                                                            ======

In 2001, the Company received written approval from the Insurance Department to pay dividends from paid-in surplus, instead of from unassigned surplus, if there is no earned surplus, or an insufficient amount of earned surplus, to pay the requested dividend, subject to the Indiana Insurance Commission's approval. The Insurance Department also granted the Company permission to retroactively reclassify dividends paid from earned surplus in 2001 to paid-in surplus. Dividends paid in 2001 from paid-in surplus, after the retroactive adjustment, totaled $495.0 million.

The Insurance Department recognizes only statutory accounting practices prescribed or permitted by the State of Indiana for determining and reporting the financial condition and results of operations of an insurance company for determining its solvency under the Indiana Insurance Law. The NAIC APPM has been adopted as a component of prescribed or permitted practices by the state of Indiana, however; Indiana has required the use of particular mortality tables to compute reserves for certain types of life insurance policies, which result in higher reserves than would be required under NAIC APPM. The use of the mortality tables required by Indiana, rather than reserve calculation pursuant to NAIC APPM, resulted in a decrease to gain from operations before federal income taxes and net realized loss on investments for the year ended December 31, 2001 of $68.9 million, and a decrease to capital and surplus as of December 31, 2001 of $162.7 million.
--------------------------------------------------------------------------------
3. Investments

The cost or amortized cost, gross unrealized gains and losses and the fair value of investments in bonds at December 31, 2001, and 2000 are summarized as follows:

                                Cost or    Gross      Gross
                               Amortized Unrealized Unrealized   Fair
                                 Cost      Gains      Losses     Value
                               --------- ---------- ---------- ---------
                                             (in millions)
                               -----------------------------------------
        At December 31, 2001:
          Corporate........... $19,283.8   $665.0     $488.5   $19,460.3
          U.S. government.....     325.8     55.9        4.7       377.0
          Foreign government..     765.6     43.7        3.8       805.5
          Mortgage-backed.....   3,016.0    114.8       22.7     3,108.1
          State and municipal.      29.8       .3         .6        29.5
                               ---------   ------     ------   ---------
                               $23,421.0   $879.7     $520.3   $23,780.4
                               =========   ======     ======   =========
        At December 31, 2000:
          Corporate........... $17,205.5   $430.8     $542.0   $17,094.3
          U.S. government.....     324.2     64.2        2.5       385.9
          Foreign government..     812.6     35.9       27.9       820.6
          Mortgage-backed.....   3,499.0     89.9       34.2     3,554.7
          State and municipal.      11.2       --         .1        11.1
                               ---------   ------     ------   ---------
                               $21,852.5   $620.8     $606.7   $21,866.6
                               =========   ======     ======   =========

The cost or amortized cost of bonds at December 31, 2001 and 2000 has been reduced by adjustments of $248.7 million and $58.3 million, respectively, to decrease cost or amortized cost as a result of write-downs of these investments due to impairment and/or the Securities Valuation Office of the NAIC ("SVO") designating certain investments as in or near default.

The Lincoln National Life Insurance Company

A summary of the cost or amortized cost and the fair value of investments in bonds at December 31, 2001, by contractual maturity, is as follows:

                                              Cost or
                                             Amortized   Fair
                                               Cost      Value
                                             --------- ---------
                                                (in millions)
                                             --------- ---------
               Maturity:
                 In 2002.................... $   711.6 $   723.7
                 In 2003-2006...............   4,918.6   5,035.2
                 In 2007-2011...............   7,682.8   7,662.6
                 After 2011.................   7,092.1   7,250.8
                 Mortgage-backed securities.   3,015.9   3,108.1
                                             --------- ---------
               Total........................ $23,421.0 $23,780.4
                                             ========= =========

The expected maturities may differ from the contractual maturities in the foregoing table because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

Proceeds from sales of investments in bonds during 2001, 2000 and 1999 were $5.6 billion, $2.9 billion and $5.4 billion, respectively. Gross gains during 2001, 2000 and 1999 of $146.3 million, $56.0 million and $95.4 million, respectively, and gross losses of $171.4 million, $116.5 million and $195.5 million, respectively, were realized on those sales.

At December 31, 2001 and 2000, investments in bonds, with an admitted asset value of $21.4 million and $99.9 million, respectively, were on deposit with state insurance departments to satisfy regulatory requirements. At December 31, 2001, the Company held foreign-currency dominated securities with a U.S. dollar equivalent par value of $80.1 million.

At December 31, 2001, the Company held unrated or less-than-investment grade corporate bonds of $1.7 billion, with an aggregate fair value of $1.6 billion. Those holdings amounted to 7.34% of the Company's investments in bonds and less than 4.89% of the Company's total admitted assets. The Company performs periodic evaluations of the relative credit standing of the issuers of these bonds.

Unrealized gains and losses on investments in unaffiliated common stocks are reported directly in unassigned surplus. The cost or amortized cost of preferred stock and unaffiliated common stock, gross unrealized gains and losses and the fair value of such investments at December 31, 2001, and 2000 are as follows:

                                Cost or    Gross      Gross
                               Amortized Unrealized Unrealized Fair
                                 Cost      Gains      Losses   Value
                               --------- ---------- ---------- -----
                                           (in millions)
                               --------- ---------- ---------- -----
           At December 31,
            2001:
             Preferred stocks.  $223.6     $ 5.5      $  .6    228.5
                               =====================================
             Unaffiliated
              common stocks...   107.4      15.2       15.1    107.5
                               =====================================
           At December 31,
            2000:
             Preferred stocks.   261.7       2.9       25.1    239.5
                               =====================================
             Unaffiliated
              common stocks...   145.7      30.7       14.7    161.7
                               =====================================

The cost or amortized cost of preferred stocks at December 31, 2001 and 2000 has been reduced by adjustments of $14.9 million and $7.6 million, respectively, to decrease amortized cost as a result of write-downs of these investments due to impairment and/or the SVO designating certain investments as low or lower quality.

During 2001, the minimum and maximum lending rates for mortgage loans were 6.3% and 10.0%, respectively. At the issuance of a loan, the percentage of loan to value on any one loan does not exceed 79.5%. At December 31, 2000, the Company held mortgages aggregating $5.0 million with interest overdue beyond 180 days (excluding accrued interest). No interest was past due 180 days or more on mortgages at December 31, 2001. At December 31, 2001 and 2000 impaired loans with a related allowance ($2.5 million and $5.2 million, respectively) for credit losses are $21.7 million and $24.1 million, respectively. The average recorded investment in impaired loans is $23.3 million and $30.l million at December 31, 2001 and 2000, respectively. The Company recognized interest income of $2.8 million during the period the loans were impaired for each of the years ended December 31, 2001 and 2000. At December 31, 2001 and 2000, there was no nonadmitted interest due on these mortgage loans. Mortgage loans balances do not include any taxes, assessments or amounts advanced as of December 31, 2001 or 2000. There are no impaired mortgage loans without an allowance for credit losses at December 31, 2001 or 2000.

All properties covered by mortgage loans have fire insurance at least equal to the excess of the loan over the maximum loan that would be allowed on the land without the building.

The total recorded investment in restructured mortgage loans, at December 31, 2001 and 2000 is $5.2 million and $4.1 million, respectively. The realized capital losses related to these loans were $.7 million and $.5 million at December 31, 2001 and 2000, respectively. The Company accrues interest income on impaired loans to the extent deemed collectible (delinquent less than 90 days) and the loan continues to perform under its original or restructured contractual terms. Interest income on non-performing loans generally is recognized on a cash basis.

The Lincoln National Life Insurance Company

Components of the Company's investments in real estate are summarized as follows:

                                                    December 31
                                                   2001    2000
                                                  --------------
                                                   (in millions)
                                                  --------------
              Properties occupied by the Company:
                Land............................. $  1.8  $  2.5
                Buildings........................    4.9    10.5
                Less accumulated depreciation....    (.5)   (2.5)
                                                  ------  ------
                                                     6.2    10.5
              Properties held for sale:
                Land.............................   41.3    45.8
                Buildings........................  219.3   238.3
                Other............................   19.9    16.3
                Less accumulated depreciation....  (36.9)  (39.2)
                                                  ------  ------
                                                   243.6   261.2
                                                  ------  ------
              Total real estate.................. $249.8  $271.7
                                                  ======  ======

The major categories of net investment income are as follows:

                                              Year ended December 31
                                              2001     2000     1999
                                            --------------------------
                                                  (in millions)
                                            --------------------------
         Income:
           Bonds........................... $1,724.3 $1,744.3 $1,840.6
           Preferred stocks................     22.0     21.3     20.3
           Unaffiliated common stocks......      2.4      4.9      6.3
           Affiliated common stocks........     79.8     10.2      7.8
           Mortgage loans on real estate...    326.5    328.1    321.0
           Real estate.....................     42.3     41.4     57.8
           Policy loans....................    111.0    109.8    101.7
           Other investments...............     70.5     58.7     50.6
           Cash and short-term investments.     58.2     77.9     95.9
                                            -------- -------- --------
         Total investment income...........  2,437.0  2,396.6  2,502.0
         Expenses:
           Depreciation....................     10.5     12.8     14.4
           Other...........................    298.1    258.3    284.4
                                            -------- -------- --------
         Total investment expenses.........    308.6    271.1    298.8
                                            -------- -------- --------
         Net investment income............. $2,128.4 $2,125.5 $2,203.2
                                            ======== ======== ========

Nonadmitted accrued investment income at December 31, 2001 amounted to $9.9 million and consists principally of investment income on bonds that is over 90 days past due. No accrued investment income was nonadmitted at December 31, 2000.

Net realized capital gains (losses) on investments are reported net of federal income taxes and amounts transferred to the IMR as follows:

                                                                                                      2001     2000    1999
                                                                                                     -----------------------
                                                                                                          (in millions)
                                                                                                     -----------------------
Net realized capital gains (losses) on investments.................................................. $(235.1) $(60.3) $ 20.8
Less amount transferred to IMR (net of related taxes (credits) of $4.3, ($16.0) and ($31.4) in 2001,
 2000 and 1999, respectively).......................................................................     7.9   (29.7)  (58.3)
                                                                                                     -------  ------  ------
                                                                                                      (243.0)  (30.6)   79.1
Less federal income taxes (credits) on realized gains (losses)......................................    17.3   (58.5)  (35.3)
                                                                                                     -------  ------  ------
Net realized capital gains (losses) net of income tax expense and excluding net transfers to the IMR $(260.3) $ 27.9  $114.4
                                                                                                     =======  ======  ======

The Lincoln National Life Insurance Company

4. Subsidiaries


At December 31, 2001, the Company owned 100% of the outstanding common stock of two insurance company subsidiaries: First Penn-Pacific Life Insurance Company ("First Penn") and Lincoln Life & Annuity Company of New York ("LNY"). At December 31, 2000, the Company also owned 100% of the outstanding common stock of two other insurance subsidiaries, Lincoln National Health &
Casualty Insurance Company and Lincoln National Reassurance Company, which were sold during 2001. A realized loss of $12.5 million was realized on these sales. The Company owns 100% of the outstanding common stock of five non-insurance company subsidiaries: Lincoln National Insurance Associates ("LNIA"), Lincoln Financial Distributors, Inc. ("LFD"), which was formerly known as Sagemark Consulting, Inc., Wakefield Tower Alpha Limited ("Wakefield"), Lincoln Realty Capital Corporation ("LRCC") and Lincoln Life & Annuity Distributors, Inc. ("LLAD").

Statutory-basis financial information related to the insurance subsidiaries is summarized as follows (in millions):

                                 December 31, 2001 December 31, 2000
                                 -----------------------------------
                                  First             First
                                  Penn      LNY     Penn      LNY
                                 -----------------------------------
           Cash and invested
            assets.............. $1,487.4 $1,945.7 $1,376.9 $1,947.0
           Other assets.........     81.1     42.4     41.6     41.7
           Separate account
            asset...............       --    356.4       --    329.8
                                 -------- -------- -------- --------
           Total admitted
            assets.............. $1,568.5 $2,344.5 $1,418.5 $2,318.5
                                 ======== ======== ======== ========
           Insurance reserves... $1,415.1 $1,760.7 $1,305.3 $1,772.1
           Other liabilities....     76.4     36.8     41.8     48.0
           Separate account
            liabilities.........       --    356.4       --    329.8
           Capital and surplus..     77.0    190.6     71.4    168.6
                                 -------- -------- -------- --------
           Total liabilities and
            capital and
            surplus............. $1,568.5 $2,344.5 $1,418.5 $2,318.5
                                 ======== ======== ======== ========

                                               Year ended
                                   December 31, 2001 December 31, 2000
                                   ----------------------------------
                                    First             First
                                    Penn       LNY    Penn       LNY
                                   ------    ------- --------  -------
             Revenues............. $349.7    $395.0  $327.6    $389.8
             Benefits and expenses  343.2     363.4   322.2     341.8
             Net realized losses..   (8.2)    (12.2)     --      (2.2)
                                   ------    ------   ------   ------
             Net income (loss).... $ (1.7)   $ 19.4  $  5.4    $ 45.8
                                   ======    ======   ======   ======

LNIA was purchased in 1998 for $.6 million and has an admitted asset value of $2.0 million at December 31, 2001. LFD is a broker dealer that was acquired in connection with a reinsurance transaction completed in 1998 and has an admitted asset value of $7.0 million at December 31, 2001. Wakefield was formed in 1999 to engage in the ownership and management of investments and has an admitted asset value of $280.6 million at December 31, 2001. Wakefield's assets as of December 31, 2001 consist entirely of investments in bonds. LRCC was formed in 1999 to engage in the management of certain real estate investments. It was capitalized with cash and three real estate investments of $12.7 million and has an admitted asset value of $26.3 million at December 31, 2001. LLAD was formed in 2000 to distribute the Company's products to its customers and has an admitted asset value of $40.0 million at December 31, 2001.

The carrying value of all affiliated common stocks, was $623.5 and $743.0 million at December 31, 2001 and 2000, respectively. The cost basis of investments in subsidiaries as of December 31, 2001 and 2000 was $750.2 million and $1.1 billion, respectively. Included in the change in differences in cost and admitted investment amounts in the Statement of Changes in Capital and Surplus is a net decrease in the unrealized loss on investments in subsidiaries for the year ended December 31, 2001 of $61.7 million, related to the change in carrying values of the Company's investments in its subsidiaries and affiliates.

During 2001, 2000 and 1999, the subsidiaries paid dividends to the Company of $74.6 million, $11 million and $5.2 million, respectively.

The Company has no investments in subsidiaries, controlled entities, affiliated entities, joint ventures, partnerships or limited liability companies that exceed 10% of its admitted assets.

The Company did not recognize any impairment write-downs for its investments in subsidiaries during the statement period.

The Lincoln National Life Insurance Company

5. Federal Income Taxes


Income before federal income taxes differs from taxable income in 2001 principally due to tax expense on the deferred gain from the sale of the reinsurance operations (see Note 9), offset by tax-exempt investment income and dividends-received tax deductions. In 2000 and 1999, income before federal income taxes differs from taxable income principally due to tax exempt investment income and dividends-received tax deductions.

Capital gains (losses) of $63.7 million, ($174.0 million) and ($151.7 million), were recognized in 2001, 2000 and 1999, respectively. The losses were carried back to recover taxes paid in prior years.

The Company paid (received) $9.6 million, ($42.6 million) and $45.3 million to
(from) LNC in 2001, 2000 and 1999, respectively, for federal income taxes.

The components of the net deferred tax asset are as follows:

                                             December 31, January 1,
                                                 2001        2001
                                             ----------------------
                                                  (in millions)
                                             ----------------------
            Gross deferred tax assets.......   $ 797.5     $ 721.8
            Gross deferred tax liabilities..    (156.1)     (250.2)
            Deferred tax assets non-admitted    (461.2)     (360.8)
                                               -------     -------
            Net deferred tax asset..........   $ 180.2     $ 110.8
                                               =======     =======

The components of income tax expense are as follows:

                                                2001     2000    1999
                                               -----------------------
                                                    (in millions)
                                               -----------------------
         Current federal income tax:
           Federal income tax expense on
            operations........................  $456.5  $ 94.9  $ 85.4
           Federal income tax expense
            (credit) on realized gains
            (losses)..........................    17.3   (58.5)  (35.3)
                                               -------  ------  ------
         Total current federal income tax in
          net income..........................   473.8    36.4    50.1
         Change in deferred tax:
           Change in deferred tax assets......   (75.7)     --      --
           Change in deferred tax liabilities.   (94.1)     --      --
           Change in non-admitted deferred
            tax asset.........................   100.4      --      --
                                               -------  ------  ------
         Net change in net deferred tax asset.   (69.4)     --      --
                                               -------  ------  ------
         Total federal income tax............. $ 404.4  $ 36.4  $ 50.1
                                               =======  ======  ======

The Company's income tax expense differs from the amount obtained by applying the federal statutory rate of 35% to Net Gain from Operations After Dividends to Policyholders for the following reasons:

                                                2001    2000    1999
                                               ----------------------
                                                    (in millions)
                                               ----------------------
          Expected federal income tax
           expense............................ $313.5  $222.9  $169.4
          Gain from sale of reinsurance
           agreements.........................  310.0    (2.8)   25.1
          Tax preferred investment income.....  (99.5)  (71.9)  (60.9)
          Income tax credits..................  (39.0)  (17.5)  (16.7)
          Amortization of capitalized software  (14.5)  (13.6)  (11.8)
          (Payment) accrual of contingency
           items..............................  (14.3)   15.7    21.8
          Other amounts.......................    0.3   (37.9)  (41.5)
                                               ------  ------  ------
          Tax expense on net income before
           realized capital gains (losses)....  456.5    94.9    85.4
          Tax on realized capital gains.......   17.3   (58.5)  (35.3)
                                               ------  ------  ------
          Total income tax expense............ $473.8  $ 36.4  $ 50.1
                                               ======  ======  ======

Under prior income tax law, one-half of the excess of a life insurance company's income from operations over its taxable investment income was not taxed, but was set aside in a special tax account designated as "Policyholders' Surplus." The Company has approximately $187 million of untaxed "Policyholders' Surplus" on which no payment of federal income taxes will be required unless it is distributed as a dividend, or under other specified conditions. Barring the passage of unfavorable legislation, the Company does not believe that any significant portion of the account will be taxed in the foreseeable future and no related tax liability has been recognized. If the entire balance of the account became taxable under the current federal income tax rate, the tax would be approximately $65.5 million. No deferred tax liabilities are recognized related to the Policyholders' Surplus Account.
--------------------------------------------------------------------------------
6. Reserves and Reinsurance
The balance sheet caption "Reinsurance recoverable" includes amounts recoverable from other insurers for claims paid by the Company of $183.1 and $123.5 million at December 31, 2001 and 2000, respectively.

The balance sheet caption, "Total policy and contract liabilities," has been reduced for insurance ceded in the amounts of $6.6 billion and $5.2 billion as of December 31, 2001 and 2000, respectively.

Reinsurance transactions, excluding assumption reinsurance, included in the income statement captions, "Life and annuity premiums" and "Accident and health premiums" are as follows:

                                         Year ended December 31
                                         2001      2000     1999
                                       --------  -------- --------
                                              (in millions)
                                       ---------------------------
              Insurance assumed....... $2,630.9  $3,952.9 $2,606.5
              Insurance ceded.........  3,200.8   2,766.6  1,675.1
                                       --------  -------- --------
              Net reinsurance premiums $ (569.9) $1,186.3 $  931.4
                                       ========  ======== ========

The Lincoln National Life Insurance Company

The income statement caption, "Benefits and settlement expenses," is net of reinsurance recoveries of $3.3 billion, $1.9 billion and $2.6 billion for 2001, 2000 and 1999, respectively.

Deferred and uncollected life insurance premiums and annuity considerations included in the balance sheet caption, "Premiums and fees in course of collection," are as follows:

                                          December 31, 2001
                                       ----------------------
                                                       Net of
                                       Gross   Loading Loading
                                       ------  ------- -------
                                            (in millions)
                                       ----------------------
                 Ordinary new business $  5.4   $(7.0) $ (1.6)
                 Ordinary renewal.....  (73.5)   (2.5)  (76.0)
                 Group life...........    6.9     1.0     7.9
                                       ------   -----  ------
                                       $(61.2)  $(8.5) $(69.7)
                                       ======   =====  ======

                                          December 31, 2000
                                       ------------------------
                                                        Net of
                                       Gross  Loading  Loading
                                       ------ -------- --------
                                            (in millions)
                                       ------------------------
                 Ordinary new business $ 13.0 $    8.1 $    4.9
                 Ordinary renewal.....   57.9     15.7     42.2
                 Group life...........    9.7       .2      9.5
                                       ------ -------- --------
                                       $ 80.6 $   24.0 $   56.6
                                       ====== ======== ========

At December 31, 2001, the Company's annuity reserves and deposit fund liabilities, including separate accounts, which are subject to discretionary withdrawal with adjustment, subject to discretionary withdrawal without adjustment and not subject to discretionary withdrawal provisions are summarized as follows:

                                                      Amount   Percent
                                                     --------- -------
                                                       (in millions)
                                                     ----------------
         Subject to discretionary withdrawal with
          adjustment:
           With market value adjustment.............  $2,367.0     4%
           At book value, less surrender charge.....   2,457.5     5%
           At market value..........................  36,344.6    64%
                                                     ---------   ---
         Total......................................  41,169.1    73%
         Subject to discretionary withdrawal
          without adjustment at book value
          with minimal or no charge or
          adjustment................................  12,594.2    22%
         Not subject to discretionary withdrawal....   2,906.3     5%
                                                     ---------   ---
         Total annuity reserves and deposit fund....  56,669.6   100%
                                                     =========   ===
         Less reinsurance ceded.....................   1,225.3
                                                     ---------
         Net annuity reserves and deposit fund
           liabilities, including separate accounts. $55,444.3
                                                     =========

At December 31, 2001, the Company had variable annuity policies and variable universal life policies with guaranteed minimum death benefits as follows:

                                          Amount of
                               Subjected Reserve Held Reinsurance
                                Account    (Net of      Reserve
                                 Value   Reinsurance)   Credit
                               --------- ------------ -----------
                                         (in millions)
                               ----------------------------------
              Variable annuity $37,843.8    $46.7        $9.2
              Variable life...     114.7     23.8          --
                               ---------    -----        ----
              Total........... $37,958.5    $70.5        $9.2
                               =========    =====        ====

--------------------------------------------------------------------------------
7. Capital and Surplus

In 1998, the Company issued two surplus notes to LNC in return for cash of $1.25 billion. The first note, for $500.0 million, issued to LNC, calls for the Company to pay the principal amount of the notes on or before March 31, 2028, with interest to be paid quarterly at an annual rate of 6.56%. Subject to approval by the Indiana Insurance Commissioner, LNC also has a right to redeem the note for immediate repayment in total or in part once per year on the anniversary date of the note, but not before January 5, 2003. Any payment of interest or repayment of principal may be paid only out of the Company's earnings, only if the Company's surplus exceeds specified levels ($2.3 billion at December 31, 2001), and subject to approval by the Indiana Insurance Commissioner.

The second note for $750.0 million, issued to LNC, calls for the Company to pay the principal amount of the notes on or before December 31, 2028, with interest to be paid quarterly at an annual rate of 6.03%. Subject to approval by the Indiana Insurance Commissioner, LNC also has a right to redeem the note for immediate repayment in total or in part once per year on the anniversary date of the note, but not before December 18, 2003. Any payment of interest or repayment of principal may be paid only out of the Company's earnings, only if the Company's surplus exceeds specified levels ($2.4 billion at December 31, 2001), and subject to approval by the Indiana Insurance Commissioner.

The Lincoln National Life Insurance Company

A summary of the terms of these surplus notes follows (in millions):

                                   Principal
                                  Outstanding  Current  Inception   Accrued
                                       at        Year    to Date  Interest at
                     Principal    December 31, Interest Interest  December 31,
 Date Issued       Amount of Note     2001       Paid     Paid        2001
 -----------       -------------- ------------ -------- --------- ------------
 January 5, 1998..    $  500.0      $  500.0    $41.0    $130.7          --
 December 18, 1998       750.0         750.0     56.5     137.2          --
                      --------      --------    -----    ------     -------
 Total............    $1,250.0      $1,250.0    $97.5    $267.9          --
                      ========      ========    =====    ======     =======

Life insurance companies are subject to certain Risk-Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life insurance company is to be determined based on the various risk factors related to it. At December 31, 2001, the Company exceeds the RBC requirements.

The payment of dividends by the Company to LNC is limited and cannot be made except from earned profits of the Company and, in certain circumstances, without prior approval of the Indiana Insurance Commissioner. Ordinary dividends to LNC are restricted to the greater of 2001 statutory basis net income or 10% of statutory basis capital and surplus at December 31, 2001. In 2002, the Company can pay dividends of $300.6 million without the prior approval of the Indiana Insurance Commissioner, based on unassigned surplus available as stated in the December 31, 2001 Annual Statement filed with the Insurance Department (see Note 14).

Total assets have been decreased by $813.6 million for non-admitted assets as required by statutory guidance.

The Company is recognized as an accredited reinsurer in the state of New York, which effectively enables it to conduct reinsurance business with unrelated insurance companies that are domiciled within the state of New York. As a result, in addition to regulatory restrictions imposed by the State of Indiana, the Company is also subject to the regulatory requirements that the State of
New York imposes upon accredited reinsurers.
--------------------------------------------------------------------------------
8. Employee Benefit Plans

LNC maintains defined benefit pension plans for its employees (including Company employees) and a defined contribution plan for the Company's agents. LNC also maintains 401(k) plans, deferred compensation plans, supplemental retirement plans, a salary continuation plan, supplemental executive retirement plan and postretirement medical and life insurance plans for its employees and agents (including the Company's employees and agents). The aggregate expenses and accumulated obligations for the Company's portion of these plans are not material to the Company's statutory-basis Statements of Operations or Balance Sheets for any of the periods shown.

LNC has various incentive plans for employees, agents and directors of LNC and its subsidiaries that provide for the issuance of stock options, stock appreciation rights, restricted stock awards and stock incentive awards. These plans are comprised primarily of stock option incentive plans. Stock options awarded under the stock option incentive plans are granted with an exercise price equal to the market value of LNC stock at the date of grant and, subject to termination of employment, expire ten years from the date of grant. Such options are transferable only upon death. Options granted prior to 1992 are exercisable one year after the date of grant and options issued subsequent to 1991 become exercisable in 25% increments over the four-year period following the option grant anniversary date. A "reload option" feature was added on May 14, 1997. In most cases, persons exercising an option after that date have been granted new options in an amount equal to the number of matured shares tendered to exercise the original option award. The reload options are granted for the remaining term of the related original option and have an exercise price equal to the market value of LNC stock at the date of the reload award. Reload options can be exercised two years after the grant date if the value of the new option has appreciated by at least 25%.

In 2000, as a result of changes in the interpretation of the existing accounting rules for stock options, LNC and the Company decided not to continue issuing stock options to agents that do not meet the stringent definition of a common law employee. In the first quarter of 2000, LNC adopted a stock appreciation right ("SAR") program as a replacement to the agent stock option program. The first awards under this program were also made in the first quarter of 2000. The SARs under this program are rights on LNC stock that are cash settled and become exercisable in 25% increments over the four year period following the SAR grant date. SARs are granted with an exercise price equal to the market value of LNC stock at the date of grant and, subject to termination of employment, expire five years from the date of grant. Such SARs are transferable only upon death.

LNC recognizes compensation expense for the SAR program based on the fair value method using an option-pricing model. Compensation expense and the related liability are recognized on a straight-line basis over the vesting period of the SARs. The SAR liability is marked-to-market through net income. This accounting treatment causes volatility in income as a result of changes in the market value of LNC stock. LNC hedges this volatility by purchasing call options on LNC stock. Call options hedging the vested SARs are also marked-to-market through net income. The compensation expense and hedge income (expense) do not affect the statutory-basis financial statements of the Company.

The Lincoln National Life Insurance Company

--------------------------------------------------------------------------------
8. Employee Benefit Plans (continued)


As of December 31, 2001, there were 4,277,588 and 1,277,275 shares of LNC common stock subject to options granted to Company employees and agents, respectively, under the stock option incentive plans of which 2,718,859 and 806,307, respectively, were exercisable on that date. The exercise prices of the outstanding options range from $13.86 to $56.75. During 2001, 2000 and 1999, 3,175,782, 935,986 and 1,044,078 options became exercisable, respectively, 946,843, 190,100 and 318,421 options were exercised, respectively, and 227,141, 383,364 and 82,024 options forfeited, respectively.

As of December 31, 2001, there were 8,475 and 1,111,467 shares of LNC common stock subject to SARs granted to Company employees and agents, respectively, under the SAR pro gram. Of the SARs granted, 102,297 granted to agents, were exercisable as of that date. The exercise prices of the outstanding SARs range from $24.72 to $48.19. During 2001 and 2000, 177,485 and 8,500 SARs became exercisable, respectively, 15,200 and 5,100 SARs were forfeited, respectively and in 2001, 63,388 SARs were exercised. No SARs were exercised in 2000.

Effective July 1, 1999, the Company's agent postretirement plan was changed to require agents retiring on or after that date to pay the full premium costs. This change to the Plan resulted in a one-time curtailment gain of $1.4 million in 1999.
--------------------------------------------------------------------------------
9. Restrictions, Commitments and Contingencies

Marketing and Compliance Matters
Regulators continue to focus on market conduct and compliance issues. Under certain circumstances, companies operating in the insurance and financial services markets have been held responsible for providing incomplete or misleading sales materials and for replacing existing policies with policies that were less advantageous to the policyholder. The Company's management continues to monitor the Company's sales materials and compliance procedures and is making an extensive effort to minimize any potential liability. Due to the uncertainty surrounding such matters, it is not possible to provide a meaningful estimate of the range of potential outcomes at this time; however, it is management's opinion that such future development will not materially affect the financial position of the Company.

Group Pension Annuities
The liabilities for guaranteed interest and group pension annuity contracts, which are no longer being sold by the Company, are supported by a single portfolio of assets that attempts to match the duration of these liabilities. Due to the long-term nature of group pension annuities and the resulting inability to exactly match cash flows, a risk exists that future cash flows from investments will not be reinvested at rates as high as currently earned by the portfolio. Accordingly, these liabilities may prove to be deficient or excessive. However, it is management's opinion that such future development will not materially affect the financial position of the Company.

Leases
The Company leases its home office properties through sale-leaseback agreements. The agreements provide for a 25-year lease period with options to renew for six additional terms of five years each. The agreements also provide the Company with the right of first refusal to purchase the properties during the term of the lease, including renewal periods, at a price as defined in the agreements. The Company also has the option to purchase the leased properties at fair market value as defined in the agreements on the last day of the initial 25-year lease ending in 2009 or on the last day of any of the renewal periods. Rental expense on these leases was $28.4 million in 2001. The company receives rental income from affiliates for their use of a portion of the home office properties, which partially offsets rental expense. Such rental income amounted to $3.2 million in 2001. Total rental expense on other operating leases in 2001 was $12.0 million. Total rental expense on all operating leases in 2000 and 1999 was $45.6 million and $44.5 million, respectively. At December 31, 2001, future minimum rental commitments are as follows (in millions):

                               2002...... $ 37.9
                               2003......   35.0
                               2004......   34.1
                               2005......   33.1
                               2006......   33.4
                               Thereafter   64.8
                                          ------
                                          $238.3
                                          ======

Information Technology Commitment
In February 1998, the Company signed a seven-year contract with IBM Global Services for information technology services for the Fort Wayne operations. Total costs incurred in 2001, 2000 and 1999 were $62.8 million, $65.1 million and $67.4 million respectively. Future minimum annual costs range from $40.9 million to $56.8 million, however future costs are dependent on usage and could exceed these amounts.

Reinsurance Contingencies
On December 7, 2001, Swiss Re Life & Health America, Inc. ("Swiss Re") acquired LNC's reinsurance operation for $2.0 billion. In addition, LNC retained approximately $500.0 million of statutory capital supporting the reinsurance operation. The transaction structure involved a series of indemnity reinsurance transactions combined with the sale of certain stock companies that comprised the LNC's reinsurance operation. Two of the stock companies sold, Lincoln National Health & Casualty Insurance Company and Lincoln National Reassurance Company, were wholly-owned subsidiaries of the Company. As a result, and because a significant amount of the reinsurance business subject to the indemnity reinsurance transactions was written through the Company, the Company

The Lincoln National Life Insurance Company received $1.84 billion of the $2.0 billion proceeds and retained approximately $250.0 million of the statutory capital.

A pre-tax loss of $12.5 million was recognized by the Company on the sale of the subsidiaries. A statutory gain of $1.5 billion was generated under the indemnity reinsurance agreements. This gain was reported as a direct adjustment to unassigned surplus (net of related income taxes) and recognition of the surplus increase as income will be reported on a net-of-tax basis as earnings emerge from the business reinsured, in accordance with the requirements of Statement on Statutory Accounting Principles No. 61, Life, Deposit-Type, and Accident and Health Reinsurance. During 2001, the Company recognized as income $8.0 million of the deferred gain.

LNC and Swiss Re have not agreed upon the final closing financial statements associated with the December 7, 2001 transactions. There are currently disputed matters of approximately $500.0 million, which relate primarily to personal accident business reserves and recoverables. LNC's ongoing indemnification to Swiss Re on the underlying reinsurance business is limited to the personal accident business. Pursuant to the purchase agreement, LNC's exposure is capped at $100.0 million for net future payments under the personal accident programs in excess of $148.0 million, which represents the personal accident liabilities, net of the assets held for reinsurance recoverable at December 31, 2000. Up to $200.0 million of net payments in excess of the net liabilities will be shared on a 50/50 basis between LNC and Swiss Re. LNC has no continuing indemnification risk to Swiss Re on other reinsurance lines of business.

Under the timeframe provided for within the acquisition agreement for dispute resolution, it is probable that the earliest point that these matters will be agreed upon would be the second quarter of 2002. If the parties are unable to reach agreement, and these matters go to arbitration, an ultimate resolution of these matters may take several additional months. Upon reaching agreement as to the final closing financial statements, it is possible that the Company could record adjustments to the realized loss on the sale of subsidiaries, to income, or to the amount of gain reported as a direct adjustment to unassigned surplus. Another aspect of a potential dispute resolution could result in LNC and the Company agreeing to transfer assets to Swiss Re until the adequacy of certain reserves and related recoverables can be determined. In that event, LNC and the Company's future investment income would be reduced to the extent that any such dispute resolution would result in Swiss Re's retention of the related investment income during the timeframe that Swiss Re would hold the invested assets. While uncertainty exists as to how these disputed matters will finally be resolved, at the present time the Company believes the amounts reported within the Company's statutory-basis financial statements as of and for the year ended December 31, 2001 represent the best estimate of the ultimate outcome of Swiss Re's acquisition of the Company's reinsurance business.

Other Insurance Ceded and Assumed
On November 1, 1999, the Company closed its previously announced agreement to transfer a block of disability income business to MetLife. Under this indemnity reinsurance agree- ment, the Company transferred $490.8 million of cash to MetLife representing the statutory reserves transferred on this business less $17.8 million of purchase price consideration. In accordance with statutory accounting rules on indemnity reinsurance, the gain on sale was reported on a net-of-tax basis as a direct adjustment to surplus. At December 31, 2001, the surplus component of the gain ($64.8 million) related to this transaction is included in the total surplus gain component associated with the aquisition of LNC's reinsurance operations by Swiss Re and is being recognized in income at the rate that earnings are expected to emerge on this reinsurance business.

The Company cedes insurance to other companies. The portion of risks exceeding the Company's retention limit is reinsured with other insurers. The Company limits its maximum coverage that it retains on an individual to $10 million. Portions of the Company's deferred annuity business have also been coinsured with other companies to limit its exposure to interest rate risks. At December 31, 2001, the reserves associated with these reinsurance arrangements totaled $1.1 billion. To cover products other than life insurance, the Company acquires other insurance coverages with retentions and limits that management believes are appropriate for the circumstances. The accompanying financial statements reflect premiums, benefits and reserves for policy benefits, net of insurance ceded. The Company remains liable if its reinsurers are unable to meet their contractual obligations under the applicable reinsurance agreements.

Proceeds from the sale of common stock of American States Financial Corporation ("American States") and proceeds from the January 5, 1998 surplus note, were used to finance an indemnity reinsurance transaction whereby the Company and LNY reinsured 100% of a block of individual life insurance and annuity business from CIGNA. In 1999, the Company and CIGNA reached an agreement through arbitration on the final statutory-basis values of the assets and liabilities reinsured. As a result, the Company's ceding commission for this transaction was reduced by $58.6 million in 1999.

The Company assumes insurance from other companies, including certain affiliates. At December 31, 2001, the Company provided $75.3 million of statutory-basis surplus relief to other insurance companies under reinsurance transactions. The Company retroceded 100% of this accepted surplus relief to its off-shore reinsurance affiliates. Generally, such amounts are offset by corresponding receivables from the ceding company, which are secured by future profits on the reinsured business. However, the Company is subject to the risk that the ceding company may become insolvent and the right of offset would not be permitted.

The regulatory required liability for unsecured reserves ceded to unauthorized reinsurers was $76.1 million and $16.7 million at December 31, 2001 and 2000, respectively. Amounts payable or recoverable for reinsurance on policy and contract liabilities are not subject to periodic or maximum limits. At December 31, 2001, the Company's reinsurance recoverables are not material and no individual reinsurer owed the Company an amount that was equal to or greater than 3% of the Company's surplus.

The Lincoln National Life Insurance Company

In 2001 and 2000, the Company did not commute any ceded reinsurance. During 2001, the Company recorded reinsurance credits on existing policies of $656.9 million as a result of new or amended reinsurance agreements.

Neither the Company nor any of its affiliates control any non-affiliated reinsurers with which they do business. No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. At December 31, 2001 there are no reinsurance agreements in effect such that the amount of losses paid or accrued exceed the total direct premium collected.

Surplus would be reduced by $402.4 million at December 31, 2001 if all reinsurance agreements were cancelled. In 2001, the Company established provisions for uncollectible reinsurance on personal accident reinsurance programs in the amount of $105.4 million and the Company wrote off ceded reinsurance balances in the amount of $89.0 million, related to personal accident reinsurance programs based on a refined analysis of the underlying information.

Vulnerability from Concentrations
At December 31, 2001, the Company did not have a material concentration of financial instruments in a single investee or industry. The Company's investments in mortgage loans principally involve commercial real estate. At December 31, 2001, 30% of such mortgages, or $1.2 billion, involved properties located in Texas and California. Such investments consist of first mortgage liens on completed income-producing properties and the mortgage outstanding on any individual property does not exceed $38.7 million.

At December 31, 2001, the Company did not have a concentration of: 1) business transactions with a particular customer or lender; 2) sources of supply of labor or services used in the business; or 3) a market or geographic area in which business is conducted that makes it vulnerable to an event that is at least reasonably possible to occur in the near term and which could cause a severe impact to the Company's financial con- dition. Although the Company does not have any significant concentration of customers, the Company's annuities division has a long-standing distribution relationship with American Funds Distributors that is significant to the Company. In 2001, the American Legacy Variable Annuity sold through American Funds Distributors accounted for approximately 21% of the Company's total gross annuity deposits. The relationship with American Funds Distributors is highly valued by the Company. Both the Company and American Funds Distributors are continuously seeking ways to increase sales and to retain the existing business.

Other Contingency Matters
The Company is involved in various pending or threatened legal proceedings, including purported class actions, arising from the conduct of business. Most of these proceedings are routine in the ordinary course of business. The Company maintains professional liability insurance coverage for certain claims in excess of $5.0 million. The degree of applicability of this coverage will depend on the specific facts of each proceeding. In some instances, these proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief. After consultation with legal counsel and a review of available facts, it is management's opinion that these proceedings ultimately will be resolved without materially affecting the financial position of the Company.

During the fourth quarter of 2000, the Company reached an agreement in principle to settle all class action lawsuits alleging fraud in the sale of non-variable universal life and participating whole life insurance policies. It requires that the Company provide benefits and a claim process to policyholders who purchased non-variable universal life and participating whole life policies between January 1, 1981 and December 31, 1998. The settlement covers approximately 431,000 policies. Owners of approximately 4,300 policies have excluded themselves (opted-out) from the settlement and, with respect to these policies, will not be bound by the settlement. Total charges recorded during 2000 for this settlement were $64.7 million. With the court's approval of the settlement in the second quarter of 2001 and the expiration in the third quarter of 2001 of the time to file an appeal, the case was concluded for all policyholders not previously opting out. During the third quarter of 2001, settlement was reached with some of the owners of policies who opted-out of the original settlement. Overall, the third quarter developments relating to these matters were slightly favorable when compared to the assumptions underlying the estimates made in 2000 when the related charges were taken; however, there is continuing uncertainty as to the ultimate costs of settling the remaining opt-out cases. It is management's opinion that such future developments will not materially affect the consolidated financial position of the Company.

State guaranty funds assess insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments may be partially recovered through a reduction in future premium taxes in some states. The Company has accrued for expected assessments net of estimated future premium tax deductions.

Derivatives
The Company has derivatives with off-balance-sheet risks whose notional or contract amounts exceed the credit exposure. The Company has entered into derivative transactions to reduce its exposure to fluctuations in interest rates, the widening of bond yield spreads over comparable maturity U.S. government obligations and foreign exchange risks. In addition, the Company is subject to the risks associated with changes in the value of its derivatives; however, such changes in value generally are offset by changes in the value of the items being hedged by such contracts. The contract or notional amounts of these instruments reflect the extent of involvement in the various types of financial instruments. Outstanding derivatives with off-balance-sheet risks, shown in notional or contract amounts along with their carrying value and estimated fair values, are as follows:

The Lincoln National Life Insurance Company

                                                              Assets
                                                   -----------------------------
                                   Notional or     Carrying Fair  Carrying Fair
                                Contracts/Amounts   Value   Value  Value   Value
                                ------------------------------------------------
                                   December 31      December 31    December 31
                                ------------------------------------------------
                                  2001      2000     2001   2001    2000   2000
                                ------------------------------------------------
                                                 (in millions)
                                ------------------------------------------------
Interest rate derivatives:
  Interest rate cap agreements.  $1,258.8 $1,558.8   $ .6   $  .6  $ 2.7   $ 0.4
  Swaptions....................   1,752.0  1,752.0     .1      .1    8.2     0.9
  Interest rate swaps..........     335.1    708.2     --    21.0     --    38.1
                                --------- --------   ----   -----  -----   -----
                                  3,345.9  4,019.0     .7    21.7   10.9    39.4
Foreign currency derivatives:
  Foreign currency swaps.......      94.6     37.5    3.8     5.9    2.6     2.5
                                --------- --------   ----   -----  -----   -----
                                $ 3,440.5 $4,056.5   $4.5   $27.6  $13.5   $41.9
                                ========= ========   ====   =====  =====   =====

A reconciliation of the notional or contract amounts for the significant programs using derivative agreements and contracts at December 31 is as follows:

                                   Interest Rate Caps      Swaptions
                                   -------------------------------------
                                     2001      2000      2001     2000
                                   -------------------------------------
                                               (in millions)
                                   -------------------------------------
      Balance at beginning of year $1,558.8  $2,508.8  $1,752.0 $1,837.5
      Terminations and maturities.   (300.0)   (950.0)       --    (85.5)
                                   --------  --------  -------- --------
      Balance at end of year...... $1,258.8  $1,558.8  $1,752.0 $1,752.0
                                   ========  ========  ======== ========

                                                                    Financial
                                Interest Rate Swaps Spread-Locks     Futures
                                ----------------------------------------------
                                  2001       2000   2001  2000    2001  2000
                                ----------------------------------------------
   Balance at beginning of year $ 708.2    $ 630.9  $ -- $    --  $ -- $    --
   New contracts...............      --      652.2    --   100.0    --   267.2
   Terminations and maturities.  (373.1)    (574.9)   --  (100.0)   --  (267.2)
                                -------    -------  ---- -------  ---- -------
   Balance at end of year...... $ 335.1    $ 708.2  $ -- $    --  $ -- $    --
                                =======    =======  ==== =======  ==== =======

The Lincoln National Life Insurance Company

                                                         Foreign
                                         Put Options  Currency Swaps
                                         ----------------------------
                                         2001  2000    2001   2000
                                         ---------------------------
            Balance at beginning of year $ -- $ 21.3  $ 37.5  $44.2
            New contracts...............   --     --    80.9     --
            Terminations and maturities.   --  (21.3)  (23.8)  (6.7)
                                         ---- ------  ------  -----
            Balance at end of year...... $ -- $   --  $ 94.6  $37.5
                                         ==== ======  ======  =====

Interest Rate Cap Agreements
The interest rate cap agreements, which expire in 2002 through 2006, entitle the Company to receive payments from the counterparties on specified future dates, contingent on future interest rates. For each cap, the amount of such payments, if any, is determined by the excess of a market interest rate over a strike rate specified in the cap agreement multiplied by the notional amount. The purpose of the Company's interest rate cap agreement program is to hedge against the negative impact of a significant and sustained rise in interest rates in its fixed annuity line of business. At December 31, 2001, the interest rate caps are recorded at market value ($.6 million) in other investments on the balance sheet. All changes in market value are recorded in net realized gain (loss) on investments in the statement of operations. At December 31, 2000, the premiums paid for the interest rate caps were included in other investments (amortized cost of $2.7 million) and were being amortized over the terms of the agreements.

Swaptions
Swaptions, which expire in 2002 and 2003, entitle the Company to receive settlement payments from the counterparties on specified expiration dates, contingent on future interest rates. For each swaption, the amount of such settlement payments, if any, is determined by the present value of the difference between the fixed rate on a market rate swap and the strike rate specified in the swaption agreement multiplied by the notional amount. The purpose of the Company's swaption program is to hedge against the negative impact of a significant and sustained rise in interest rates in its fixed annuity line of business. At December 31, 2001 the swaptions are recorded at market value ($.1 million) in other investments on the Balance Sheet. All changes in market value are recorded in net realized gain (loss) on investments in the Statement of Operations. At December 31, 2000, the premiums paid for the swaptions were included in other investments (amortized cost of $8.2 million) and were being amortized over the terms of the agreements. Amortization was included in net investment income.

Interest Rate Swap Agreements
The Company uses interest rate swap agreements to hedge its exposure to floating rate bond coupon payments, replicating a fixed rate bond. An interest rate swap is a contractual agreement to exchange payments at one or more times based on the actual or expected price, level, performance or value of one or more underlying interest rates. The Company is required to pay the counterparty the stream of variable interest payments based on the coupon payments from the hedged bonds, and in turn, receives a fixed payment from the counterparty at a predetermined interest rate. The net re ceipts/payments from interest rate swaps are recorded in net investment income. The Company also uses interest rate swap agreements to hedge its exposure to interest rate fluctuations related to the forecasted purchase of assets to support newly acquired blocks of business and certain other portfolios of assets. Once the assets are purchased, the gains (losses) resulting from the termination of the swap agreements are applied to the basis of the assets. The gains (losses) are recognized in earnings over the life of the assets. The interest rate swap agreements for forecasted purchase of assets outstanding at December 31, 2000, related to certain asset portfolio purchases completed in 2001. As a result, no interest rate swap positions hedging forecasted purchases were outstanding at December 31, 2001. Interest rate swaps are valued at amortized cost and recorded in other investments on the balance sheet. All such derivatives instruments owned at December 31, 2001 and 2000 were entered into "at-the-market" and therefore have an amortized cost basis of zero.

Spread-Lock Agreements
Spread-lock agreements provide for a lump sum payment to or by the Company, depending on whether the spread between the swap rate and a specified government security is larger or smaller than a contractually specified spread. Cash payments are based on the product of the notional amount, the spread between the swap rate and the yield of an equivalent maturity government security and the price sensitivity of the swap at that time. The purpose of the Company's spread-lock agreements program is to protect against widening of spreads. While spread-lock agreements are used periodically, there are no spread-lock agreements outstanding at December 31, 2001 or 2000.

Financial Futures Contracts
The Company used exchange-traded financial futures contracts to hedge against interest rate risks on a portion of its fixed maturity securities. Financial futures contracts obligate the Company to buy or sell a financial instrument at a specified future date for a specified price. They may be settled in cash or through delivery of the financial instrument. Cash settlements on the change in market values of financial futures contracts are made daily. There are no financial futures contracts outstanding at December 31, 2001 or 2000.

Put Options
The Company used put options, combined with various perpetual fixed income securities, and interest rate swaps to replicate fixed income, fixed maturity investments. The risk hedged is a drop in bond prices due to credit concerns with international bond issuers. The put options allowed the Company to put the bonds back to the counterparties at original par. The put options were sold in 2000.

The Lincoln National Life Insurance Company

Foreign Currency Swaps
The Company uses foreign currency swaps, which are traded over-the-counter, to hedge some of the foreign exchange risk of investments in fixed maturity securities denominated in foreign currencies. A foreign currency swap is a contractual agreement to exchange the currencies of two different countries at a rate of exchange in the future. The carrying value of the Company's foreign currency swaps ($3.8 million) represents fluctuations in the spot exchange rate from the trade date to December 31, 2001 and is included in other investments on the balance sheet.

Additional Derivative Information
Expenses for the agreements and contracts described above amounted to $3.5 million, $7.3 million and $6.2 million in 2001, 2000 and 1999, respectively. Deferred gains of $31.2 million as of December 31, 2001 were primarily the result of terminated interest rate swaps. The deferred gains are included with the related fixed maturity securities to which the hedge applied and are being amortized over the life of the securities to which the respective hedges applied.

The Company's exposure to credit risk is the risk of loss from a counterparty failing to perform according to the terms of the contract. That exposure includes settlement risk (i.e., the risk that the counterparty defaults after the Company has delivered funds or securities under terms of the contract) that would result in an accounting loss and replacement cost risk (i.e., the cost to replace the contract at current market rates should the counterparty default prior to settlement date). To limit exposure associated with counterparty nonperformance, the Company enters into master netting agreements with its counterparties.

The Company is required to put up collateral for any futures contracts that are entered into. The amount of collateral that is required is determined by the exchange on which the contract is traded. The Company currently puts up cash and U.S. Treasury Bonds to satisfy this collateral requirement.

The current credit exposure of the Company's derivative contracts is limited to the fair value at the reporting date. Credit risk is managed by entering into transactions with creditworthy counterparties and obtaining collateral where appropriate and customary. The Company also attempts to minimize its exposure to credit risk through the use of various credit monitoring techniques. All of the net credit exposure for the Company from derivative contracts is with investment grade counterparties.
--------------------------------------------------------------------------------
10. Fair Value of Financial Instruments
The following methodologies and assumptions were used to determine the estimated fair values of the Company's financial instruments. Considerable judgment is required to develop these fair values. Accordingly, the estimates shown are not necessarily indicative of the amounts that would be realized in a one-time, current market exchange of all of the Company's financial instruments.

Bonds
Fair values of bonds are based on quoted market prices, where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services. In the case of private placements, fair values are estimated by discounting expected future cash flows using a current market rate applicable to the coupon rate, credit quality and maturity of the investments.

Unaffiliated Common Stock and Preferred Stock
Fair values of unaffiliated common and preferred stock are based on quoted market prices, where available. For stock not actively traded, fair values are based on values of issues of comparable yield and quality.

Mortgage Loans on Real Estate
The estimated fair value of mortgage loans on real estate was established using a discounted cash flow method based on credit rating, maturity and future income. The ratings for mortgages in good standing are based on property type, location, market conditions, occupancy, debt service coverage, loan to value, caliber of tenancy, borrower and payment record. Fair values for impaired mortgage loans are based on: 1) the present value of expected future cash flows discounted at the loan's effective interest rate; 2) the loan's market price; or 3) the fair value of the collateral if the loan is collateral dependent.

Policy Loans
The estimated fair values of investments in policy loans are calculated on a composite discounted cash flow basis using Treasury interest rates consistent with the maturity durations assumed. These durations are based on historical experience.

Other Investments and Cash and Short-Term Investments
The carrying values for assets classified as other investments, cash and cash equivalents and short-term investments in the accompanying statutory-basis balance sheets approximate their fair value.

Investment-Type Insurance Contracts
The balance sheet caption "policy and contract liabilities" includes contracts that are considered to be investment-type contracts for GAAP purposes (i.e., universal life, annuity and guaranteed interest contracts). The fair values for the majority of these contracts are based on their approximate surrender values. The fair values for the certain guaranteed interest and similar contracts are estimated using discounted cash flow calculations. These calculations are based on interest rates currently offered on similar contracts with maturities that are consistent with those remaining for the contracts being valued.

The remainder of the balance sheet caption "policy and contract liabilities" that do not fit the definition of "investment-type insurance contracts" for GAAP are considered insurance contracts. Fair value disclosures are not required for these insurance contracts and fair values have not been determined by the Company. It is the Company's position that the disclosure

The Lincoln National Life Insurance Company of the fair value of these insurance contracts is important because readers of these financial statements could draw inappropriate conclusions about the Company's capital and surplus determined on a fair value basis. It could be misleading if only the fair value of assets and liabilities defined as financial instruments are disclosed. The Company and other companies in the insurance industry are monitoring the related actions of the various rule-making bodies and attempting to determine an appropriate methodology for estimating and disclosing the "fair value" of their insurance contract liabilities.

Short-Term Debt
The carrying value of short-term debt approximates fair value.

Surplus Notes due to LNC
Fair values for surplus notes are estimated using discounted cash flow analysis based on the Company's current incremental borrowing rate for similar types of borrowing arrangements.

Derivatives
The Company employs several different methods for determining the fair value of its derivative instruments. Fair values for these contracts are based on current settlement values. These values are based on quoted market prices for the financial futures contracts and industry standard models that are commercially available for all other derivatives.

Investment Commitments
Fair values for commitments to make investments in fixed maturity securities (primarily private placements), mortgage loans on real estate and real estate are based on the difference between the value of the committed investments as of the date of the accompanying balance sheets and the commitment date. These estimates would take into account changes in interest rates, the counterparties' credit standing and the remaining terms of the commitments.

Separate Accounts
Assets held in separate accounts are reported in the accompanying statutory-basis balance sheets at fair value. The related liabilities are also reported at fair value in amounts equal to the separate account assets. Seed money deposited into the separate account by the Company is included as a separate account asset, but not as a separate account liability.

The carrying values and estimated fair values of the Company's financial instruments are as follows:

                                                                                 December 31
                                                                        2001                    2000
                                                               ----------------------  -----------------------
                                                                Carrying                Carrying
Assets (Liabilities)                                             Value     Fair Value    Value     Fair Value
--------------------------------------------------------------------------------------------------------------
                                                                                (in millions)
                                                               ----------------------------------------------
Bonds......................................................... $ 23,421.0  $ 23,780.4  $ 21,852.5  $ 21,866.6
Preferred stocks..............................................      223.6       228.5       261.7       239.5
Unaffiliated common stocks....................................      107.6       107.6       161.7       161.7
Mortgage loans on real estate.................................    4,098.7     4,241.0     4,102.0     4,132.8
Policy loans..................................................    1,708.7     1,849.2     1,723.5     1,845.0
Other investments.............................................      466.6       466.6       485.0       485.0
Cash and short-term investments...............................    2,697.5     2,697.5     1,448.4     1,448.4
Investment-type insurance contracts:
  Deposit contracts and certain guaranteed interest contracts.  (17,545.0)  (17,257.7)  (16,126.3)  (15,850.5)
  Remaining guaranteed interest and similar contracts.........     (122.3)     (128.6)     (243.8)     (247.9)
Short-term debt...............................................     (200.0)     (200.0)     (199.5)     (199.5)
Surplus notes due to LNC......................................   (1,250.0)   (1,160.7)   (1,250.0)   (1,074.5)
Derivatives...................................................        4.5        27.6        13.5        41.9
Investment commitments........................................         --        (5.4)         --        (2.2)
Separate account assets.......................................   38,636.5    38,636.5    43,904.6    43,904.6
Separate account liabilities..................................  (38,634.0)  (38,634.0)  (43,904.6)  (43,904.6)

--------------------------------------------------------------------------------
11. Transactions With Affiliates

LLAD has a nearly exclusive general agent's contract with the Company under which it sells the Company's products and provides the service that otherwise would be provided by a home office marketing department and regional offices. For providing these selling and marketing services, the Company paid LLAD override commissions of $52.0 million, $57.5 million and $60.4 million in 2001, 2000 and 1999, respectively. LLAD incurred expenses of $34.9 million, $112.9 million and $113.4 million in 2001, 2000 and 1999, respectively, in excess of the override commissions and operating expense allowances received from the Company, which the Company is not required to reimburse.

Cash and short-term investments at December 31, 2001 and 2000 include the Company's participation in a short-term cash management program with LNC of $297.9 million and $377.7 million, respectively. Related investment income amounted to $13.9 million, $24.0 million and $16.7 million in 2001, 2000 and 1999, respectively. The short-term loan payable to parent company at December 31, 2001 and 2000 represents notes payable to LNC.

The Company provides services to and receives services from affiliated companies, which resulted in a net payment of $78.0

The Lincoln National Life Insurance Company million, $65.7 million and $49.4 million in 2001, 2000 and 1999, respectively, which is included in underwriting, acquisition, insurance and other expenses.

The Company cedes and accepts reinsurance from affiliated companies. Premiums in the accompanying statements of income include premiums on insurance business accepted under reinsurance contracts and exclude premiums ceded to other affiliated companies, as follows:

                                      Year ended December 31
                                       2001    2000    1999
                                      ------ -------- ------
                                          (in millions)
                                      ----------------------
                    Insurance assumed $ 46.4 $   21.2 $ 19.7
                    Insurance ceded..  950.7  2,192.1  777.6

The balance sheets include reinsurance balances with affiliated companies as follows:

                                                      December 31
                                                     2001     2000
                                                   -------- --------
                                                     (in millions)
                                                   -----------------
           Policy and contract liabilities assumed $  331.1 $  584.4
           Policy and contract liabilities ceded..  1,311.5  1,682.8
           Amounts recoverable on paid and
            unpaid losses.........................    229.3    286.9
           Reinsurance payable on paid losses.....     20.4      9.3
           Funds held under reinsurance treaties--
            net liability.........................  1,588.3  3,294.6

Substantially all reinsurance ceded to affiliated companies is with unauthorized companies. To take a reserve credit for such reinsurance, the Company holds assets from the reinsurer, including funds held under reinsurance treaties, which totaled $1.0 billion and $814.6 million at December 31, 2001 and 2000, respectively, and is the beneficiary on letters of credit aggregating to $156.6 million and $709.5 million at December 31, 2001 and 2000, respectively. The letters of credit are issued by banks and represent guarantees of performance under the reinsurance agreement. At December 31, 2001 and 2000, LNC guaranteed $156.6 million and $709.5 million, respectively, of these letters of credit. At December 31, 2001 and 2000, the Company has a receivable (included in the foregoing amounts) from affiliated insurance companies in the amount of $75.3 million and $133.7 million, respectively, for statutory surplus relief received under financial reinsurance ceded agreements.
--------------------------------------------------------------------------------
12. Separate Accounts
Separate account assets held by the Company consist primarily of mutual funds, long-term bonds, common stocks and short-term investments and are carried at fair value. Substantially none of the separate accounts have any minimum guarantees and the investment risks associated with market value changes are borne entirely by the policyholder.

Separate account premiums and annuity considerations amounted to $4.4 billion, $5.7 billion and $4.6 billion in 2001, 2000 and 1999, respectively. Reserves for separate accounts with assets at fair value were $37.6 billion and $42.9 billion at December 31, 2001 and 2000, respectively. All reserves are subject to discretionary withdrawal at market value.

A reconciliation of transfers to the Company from the separate accounts is as follows:

                                           Year ended December 31
                                        2001       2000       1999
                                      ---------  ---------  ---------
                                               (in millions)
                                      -------------------------------
         Transfers as reported in the
          Summary of Operations
          of the separate accounts:
           Transfers to separate
            accounts................. $ 4,440.7  $ 5,719.2  $ 4,573.2
           Transfers from separate
            accounts.................  (4,500.8)  (5,830.0)  (4,933.8)
                                      ---------  ---------  ---------
         Net transfers from separate
          accounts as reported in
          the Summary of
          Operations in
          underwriting acquisition
          and other expenses......... $   (60.1) $  (110.8) $  (360.6)
                                      =========  =========  =========

The Lincoln National Life Insurance Company

--------------------------------------------------------------------------------
13. Sales, Transfers and Servicing of Financial Assets


As part of the Company's asset management program, securities are sold and reacquired within 30 days of the sale date to enhance the Company's yield on its investment portfolio. The details by NAIC designation 3 or below of securities sold during 2001 and reacquired within 30 days of the sale date are:

                                        Book
                                      Value of    Cost of
                         Number of   Securities Securities   Gain
                        Transactions    Sold    Repurchased (Loss)
                        ------------ ---------- ----------- ------
                                      (in millions)
                        -----------------------------------------
              Bonds:
                NAIC 3.     83.0       $155.8     $151.9    $ (.1)
                NAIC 4.    249.0        355.9      370.3     (3.7)
                NAIC 5.       --           --       27.3     (0.2)
                NR.....     21.0         41.8      549.4     (4.0)

--------------------------------------------------------------------------------
14. Reconciliation to Statutory Annual Statement

In connection with the indemnity reinsurance agreements, the Company and Swiss Re also entered into an administrative services agreement whereby Swiss Re provides administrative services, including accounting services to the Company. In connection with the December 31, 2001 statutory financial statements, Swiss Re provided the Company with certain year-end financial information regarding the business that had been reinsured by Swiss Re. Although the Company disagreed with several adjustments made by Swiss Re, the Company was not provided with sufficient information to reverse the effects of these adjustments from the Annual Statement financial statements and related exhibits and schedules. The Company did, however, record an adjustment to reverse the net effect of the disputed items in the Annual Statement filed with the Insurance Department by recognizing miscellaneous revenue and a miscellaneous asset. Because the asset was not specifically identified as an asset within the NAIC APPM, the Company non-admitted the asset in the December 31, 2001 Annual Statement. Subsequent to the Annual Statement filing, the Company obtained additional information regarding the adjustments Swiss Re had made to the statutory financial information provided to the Company. The Company reversed those adjustments prior to completion of the accompanying statutory-basis financial statements. The adjustments that were reversed were principally associated with reinsurance recoverables for paid and unpaid losses.

The following is a reconciliation of amounts previously reported to state regulatory authorities in the 2001 Annual Statement, and as reported in the accompanying statutory-basis financial statements:

                                                                                                     (in millions)
Capital and surplus as reported in the Company's Annual Statement...................................    $3,096.0
Increase in surplus resulting from reversal of Swiss Re entries.....................................       420.0
                                                                                                       ---------
Capital and surplus as reported in the accompanying audited statutory-basis balance sheet...........   $3,516.0
                                                                                                       =========
Statutory net income as reported in the Company's Annual Statement..................................   $    67.7
Increase in net income resulting from reversal of Swiss Re entries..................................       111.3
                                                                                                       ---------
Statutory net income as reported in the accompanying audited statutory-basis statement of operations   $   179.0
                                                                                                       =========

Report of Independent Auditors

Board of Directors
The Lincoln National Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of The Lincoln National Life Insurance Company (the "Company"), a wholly-owned subsidiary of Lincoln National Corporation, as of December 31, 2001 and 2000, and the related statutory-basis statements of operations, changes in capital and surplus and cash flow for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Indiana Department of Insurance, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States and the effects on the accompanying financial statements are also described in Note 1.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of The Lincoln National Life Insurance Company at December 31, 2001 and 2000, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2001.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Lincoln National Life Insurance Company at December 31, 2001 and 2000, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2001, in conformity with accounting practices prescribed or permitted by the Indiana Department of Insurance.

As discussed in Note 2 to the financial statements, in 2001 the Company changed various accounting policies to be in accordance with the revised NAIC Accounting Practices and Procedures Manual, as adopted by the Indiana Department of Insurance.

/s/ Ernst & Young LLP
February 1, 2002

                                     PART C
                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS


    (a) List of Financial Statements

      1. Part A.

           The Table of Condensed Financial Information is included in Part A of this Registration Statement.
      2. Part B.
           The following financial statements for the Variable Account are included in Part B of this Registration Statement:
           Statement of Assets and Liabilities - December 31, 2001 Statement of Operations - Year ended December 31, 2001
           Statements of Changes in Net Assets - Years ended December 31, 2001 and 2000

           Notes to Financial Statements - December 31, 2001
           Report of Ernst & Young LLP, Independent Auditors
      3. Part B.
           The following statutory-basis financial statements of The Lincoln National Life Insurance Company are included in Part B of this Registration Statement:

           Balance Sheets - Statutory-Basis - Years ended December 31, 2001 and 2000
           Statements of Operations - Statutory-Basis - Years ended December 31, 2001, 2000, and 1999
           Statements of Changes in Capital and Surplus - Statutory-Basis
           - Years ended December 31, 2001, 2000, and 1999
           Statements of Cash Flows - Statutory-Basis - Years ended December 31, 2001, 2000, and 1999
           Notes to Statutory-basis Financial Statements - December 31,
           2001

           Report of Ernst & Young LLP, Independent Auditors
24 (B) LIST OF EXHIBITS
     (1) Resolution establishing separate account is incorporated herein by reference to the Registration Statement on Form N-4 (File
         No. 33-25990) filed on April 22, 1998.
     (2) N/A
     (3) (a) Selling group agreement for Lincoln Financial Advisors is incorporated herein by reference to the Registration
               Statement on Form N-4 (File No. 33-25990) filed on
               April 22, 1999.
         (b) Amendment dated November 22, 1999 to selling group agreement is incorporated herein by reference to the Registration Statement on Form N-4 (File No. 33-25990) filed on
               April 13, 2000.
         (c) Amendment dated February 14, 2000 to selling group agreement is incorporated herein by reference to the Registration Statement on Form N-4 (File No. 33-25990) filed on
               April 13, 2000.
     (4) (a) Variable Annuity Contract is incorporated herein by reference to Pre-Effective No. 1 (File No. 333-61554) filed on August 17, 2001.
         (b) Estate Enhancement Death Benefit Rider is incorporated herein by reference to Pre-Effective Amendment No. 1 (File
               No. 333-61554) filed on August 17, 2001.
         (c) Enhanced Guaranteed Minimum Death Benefit Rider is incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-61592) filed on August 23, 2001.
         (d) Bonus Credit Rider is incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 8, 2001.

         (e) Persistency Credit Rider is incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 8, 2001.
         (f) Annuity Payment Option Rider is incorporated herein by reference to Pre-Effective Amendment No. 1 (File
                 No. 333-61554) filed on August 17, 2001.
         (g) DCA Fixed Account Rider is incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-61592) filed on August 23, 2001.
         (h) Fixed Account Rider is incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-61592) filed on August 23, 2001.

         (i) Accumulated Benefit Enhancement Rider incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-68842) filed on December 10, 2001.
         (j) Income4Life(SM) Rider for Qualified contracts incorporated herein by reference to Pre-Effective Amendment No. 1
                 (File No. 333-68842) filed on December 10, 2001.
         (k) Income4Life(SM) Rider for Non-Qualified contracts incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-68842) filed on December 10, 2001.
         (l)    Form of Variable Annuity Income Rider.
     (5) (a)    Annuity Application incorporated herein by reference to
                 Pre-Effective Amendment No. 1 (File No. 333-68842) filed on December 10, 2001.
     (6) (a)    Articles of Incorporation of The Lincoln National Life
                 Insurance Company are hereby incorporated by reference to the Registration Statement on Form S-6 (File No. 333-40745) filed on November 21, 1997.
         (b) By-Laws of The Lincoln National Life Insurance Company are hereby incorporated by reference to the Posteffective
                 Amendment No. 1 to the Registration Statement on Form N-4
                 (File No. 333-40937) filed on November 9, 1998.
     (7) N/A
     (8) (a)(1) Services Agreement between Delaware Management Holdings,
                 Inc., Delaware Service Company, Inc. and Lincoln National
                 Life Insurance Company is incorporated herein by reference to the Registration Statement on Form N-1A (2-80741),
                 Amendment No. 21 filed on April 10, 2000.
     (8) (a)(2) Amendment to Services Agreement between Delaware Management
                 Holdings Inc., Delaware Service Company, Inc. and Lincoln National Life Insurance Company, incorporated herein by reference to Post Effective Amendment No. 5 (file number 333-43373) filed April 4, 2002.
         (b)    Fund Participation Agreement/Amendments for AIM.
         (c)    Fund Participation Agreement/Amendments for Alliance Capital.
         (d)    Fund Participation Agreement/Amendments for Delaware.
         (e)    Fund Participation Agreement/Amendments for Bankers Trust.
         (f)    Fund Participation Agreement/Amendments for American Funds.
         (g)    Fund Participation Agreements/Amendments for Fidelity.
         (h)    Fund Participation Agreements/Amendments for Janus.
         (i) Fund Participation Agreement/Amendments for Lincoln National Aggressive Growth Fund.
         (j) Fund Participation Agreement/Amendments for Lincoln National Bond Fund.
         (k) Fund Participation Agreement/Amendments for Lincoln National Capital Appreciation Fund.

         (l) Fund Participation Agreement/Amendments for Lincoln National Equity-Income Fund.
         (m) Fund Participation Agreement/Amendments for Lincoln National Global Asset Allocation Fund.
         (n) Fund Participation Agreement/Amendments for Lincoln National Growth and Income Fund.
         (o) Fund Participation Agreement/Amendments for Lincoln National International Fund.
         (p) Fund Participation Agreement/Amendments for Lincoln National Managed Fund.
         (q) Fund Participation Agreement/Amendments for Lincoln National Money Market Fund.
         (r) Fund Participation Agreement/Amendments for Lincoln National Social Awareness Fund.
         (s) Fund Participation Agreement/Amendments for Lincoln National Special Opportunities Fund.
         (t) Fund Participation Agreement/Amendments for Massachusetts Financial Services Company.
         (u)    Fund Participation Agreement/Amendments for Neuberger&Berman.
         (v)    Fund Participation Agreement/Amendments for Putnam.
         (w)    Fund Participation Agreement/Amendments for Wells Fargo.
     (9) Opinion and Consent of Mary Jo Ardington, Counsel is incorporated herein by reference to Pre-Effective Amendment No. 1 (file no. 333-68842) filed on December 10, 2001.

    (10) Consent of Ernst & Young LLP, Independent Auditors.
    (11) N/A
    (12) N/A

    (13) Schedule of Computation is incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-68842) filed on December 10, 2001.

    (14) N/A

    (15) Organizational Chart of Lincoln National Life Insurance
          Holding Company System is incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-73532) filed on
          February 8, 2002.
    (16) (a)    Power of Attorney is incorporated herein by reference to the
                 Registration Statement on Form N-4 (File No. 333-68842) filed on August 31, 2001.
         (b)    Power of Attorney - Barbara Kowalczyk.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME                                          POSITIONS AND OFFICES
----                            ------------------------------------------------

Jon A. Boscia **                President and Director
Lorry J. Stensrud*              Chief Executive Officer of Annuities, Executive
                                Vice President, and Director
John H. Gotta***                Chief Executive Officer of Life Insurance,
                                Executive Vice President, and Director
Gary W. Parker ***              Senior Vice President
Charles E. Haldeman, Jr.****    Director
Cynthia A. Rose*                Secretary and Assistant Vice President
Eldon J. Summers*               Second Vice President and Treasurer
Richard C. Vaughan**            Director
Janet Chrzan*                   Senior Vice President, Chief Financial Officer
                                and Director
Elizabeth Frederick*            Senior Vice President and General Counsel
Diane Dillman*                  Director of Annuities Compliance
Christine Frederick***          Director of Life Compliance
See Yeng Quek****               Chief Investment Officer and Director
Barbara S. Kowalczyk**          Director

------------------------
* Principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802-3506
** Principal business address is Center Square West Tower, 1500 Market Street-Suite 3900, Philadelphia, PA 19102-2112
*** Principal business address is 350 Church Street, Hartford, CT 06103 **** Principal business address is One Commerce Square, 2005 Market Street,
     39th Floor, Philadelphia, PA 19103-3682


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

    See Exhibit 15: The Organizational Chart of The Lincoln National Insurance Holding Company System.

ITEM 27. NUMBER OF CONTRACT OWNERS


    As of February 28, 2002, there were 554,571 contract owners under Lincoln National Variable Annuity Account C.


ITEM 28. INDEMNIFICATION--UNDERTAKING

    (a) Brief description of indemnification provisions.

       In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (LNL) provides that LNL will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of LNL, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or not opposed to the best interests of, LNL. Certain additional conditions apply to indemnification in criminal proceedings.

       In particular, separate conditions govern indemnification of directors, officers, and employees of LNL in connection with suits by, or in the rights of, LNL.

     Please refer to Article VII of the By-Laws of LNL (Exhibit No. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.

     (b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITER

     (a) Lincoln National Variable Annuity Fund A (Group); Lincoln National Variable Annuity Fund A (Individual); Lincoln National Flexible Premium Variable Life Account D; Lincoln National Flexible Premium Variable Life Account F; Lincoln Life Flexible Premium Variable Life Account K; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; Lincoln Life Flexible Premium Variable Life Account S; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; Lincoln National Variable Annuity Account 53.

      (b) See Item 25.

      (c) N/A

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

          All accounts, books, and other documents, except accounting records, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company ("Lincoln Life"), 1300 S. Clinton Street, Fort Wayne, Indiana 46802. The accounting records are maintained by Delaware Management Company, One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103.


 ITEM 31. MANAGEMENT SERVICES

     Not Applicable.

ITEM 32.  UNDERTAKINGS

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.
(b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post cared or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.
(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request to Lincoln Life at the address or phone number listed in the Prospectus.
(d) The Lincoln National Life Insurance company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Lincoln National Life Insurance Company.

ITEM 33.

    Registrant represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plan meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

                                   SIGNATURES

(a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 1 to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and State of Indiana on this 17th day of April, 2002.

             LINCOLN NATIONAL VARIABLE ANNUITY
             Account C - Multi-Fund 5
             (Registrant)

             By:    /s/ Ronald L. Stopher
                    ---------------------------------------------------
                    Ronald L. Stopher
                    Vice President, Lincoln National Life Insurance, Co.

             THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                  (Depositor)

             By:    /s/ Jeffrey K. Dellinger
                    ---------------------------------------------------
                    Jeffrey K. Dellinger
                    (Signature-Officer of Depositor)
                    Vice President, Lincoln National Life Insurance, Co.
                    (Title)

(b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on April 17, 2002.


Signature                                 Title
---------                                 -----

   *                                      President and Director
--------------------------                (Principal Executive Officer)
Jon A. Boscia

   *                                      Executive Vice President,
--------------------------                Chief Executive Officer of
Lorry J. Stensrud                         Annuities, and Director

   *                                      Senior Vice President, Chief
--------------------------                Financial Officer and Director
Janet Chrzan                              (Principal Accounting Officer and
                                          Principal Financial Officer)
   *                                      Director
--------------------------
Barbara S. Kowalczyk

   *                                      Executive Vice President,
--------------------------                Chief Executive Officer of
John H. Gotta                             Life Insurance, and Director

   *                                      Director
--------------------------
Richard C. Vaughan

   *                                      Director
---------------------------
Charles E. Haldeman, Jr.

   *                                      Chief Investment Officer and Director
---------------------------
See Yeng Quek


*By /s/ Steven M. Kluever                 Pursuant to a Power of Attorney
    ----------------------
    Steven M. Kluever